   AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2017



                                           REGISTRATION STATEMENT NOS. 333-94779
                                                                       811-09215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                 ------------
                                    FORM N-6



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                   POST-EFFECTIVE AMENDMENT NO. 21                    [X]
                                 AND
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 82                           [X]


                       (Check Appropriate box or boxes.)



              BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE

                           (Exact name of Registrant)




                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                              (Name of Depositor)


             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (212) 578-9500


                              ERIC T. STEIGERWALT

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
                    (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: On May 1, 2017 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b).


[X] on May 1, 2017 pursuant to paragraph (b).


[ ] 60 days after filing pursuant to paragraph (a)(1).

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Life Insurance Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000
                                   PROSPECTUS



                                  MAY 1, 2017
       CORPORATE OWNED FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
              BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                 ISSUED BY: BRIGHTHOUSE LIFE INSURANCE COMPANY

This prospectus describes information you should know before you purchase Corporate Owned Variable Universal Life Insurance 2000 (the "Policy"), a flexible premium variable life insurance policy issued by Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) ("We", or the "Company"). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. Please consult your Policy for the provisions that apply in your state. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.


As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a MINIMUM TARGET PREMIUM OF $100,000 PER CASE. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (the "INSURED"). Premium Payments are flexible in both frequency and amount.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Variable life insurance policies are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Replacing any existing life insurance policy with this Policy may not be to your advantage.

You can build Contract Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in Mutual Funds (the "FUNDS"). A fixed rate option (the "FIXED ACCOUNT") is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.

Investment Options that invest in the following Funds are available for all
Policies:

AB VARIABLE PRODUCTS SERIES FUND, INC.
     AB VPS Global Thematic Growth Portfolio -- Class B
     AB VPS Intermediate Bond Portfolio -- Class A
     AB VPS International Value Portfolio -- Class A
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
     Invesco V.I. Comstock Fund -- Series II
     Invesco V.I. Government Securities Fund -- Series I
     Invesco V.I. International Growth Fund -- Series I
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS I
     VP Capital Appreciation Fund
     VP Ultra(R) Fund
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds High-Income Bond Fund
     American Funds International Fund
     American Funds New World Fund(R)
  American Funds U.S. Government/AAA-Rated Securities Fund

BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B

  Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Brighthouse/Eaton Vance Floating Rate Portfolio -- Class A
  Brighthouse/Wellington Large Cap Research Portfolio -- Class E
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B
     JPMorgan Core Bond Portfolio -- Class B
     Loomis Sayles Global Markets Portfolio -- Class A
     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio -- Class A
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Large Cap Value Portfolio -- Class B
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B

  Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A
     Loomis Sayles Small Cap Core Portfolio -- Class A
     MetLife Aggregate Bond Index Portfolio -- Class A
     MetLife Mid Cap Stock Index Portfolio -- Class A
     MetLife MSCI EAFE(R) Index Portfolio -- Class A
     MetLife Russell 2000(R) Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Small Cap Growth Portfolio -- Class A
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A Western Asset Management U.S. Government Portfolio -- Class A

DELAWARE VIP(R) TRUST -- STANDARD CLASS
     Delaware VIP(R) Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
     Appreciation Portfolio
     International Value Portfolio
     Opportunistic Small Cap Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class 2
     Equity-Income Portfolio -- Initial Class
     Freedom 2010 Portfolio -- Initial Class
     Freedom 2015 Portfolio -- Initial Class
     Freedom 2020 Portfolio -- Initial Class
     Freedom 2025 Portfolio -- Initial Class
     Freedom 2030 Portfolio -- Initial Class
     Government Money Market Portfolio -- Initial Class
     Growth & Income Portfolio -- Service Class 2
     High Income Portfolio -- Initial Class
     Index 500 Portfolio -- Initial Class
     Investment Grade Bond Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
     Overseas Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Franklin Mutual Global Discovery VIP Fund -- Class 2
     Templeton Developing Markets VIP Fund -- Class 2

     Templeton Foreign VIP Fund -- Class 2
     Templeton Global Bond VIP Fund -- Class 1
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
     Global Technology Portfolio
     Janus Aspen Perkins Mid Cap Value Portfolio
     Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

     Western Asset Variable Global High Yield Bond Portfolio

MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
     MFS(R) Global Equity Series
     MFS(R) New Discovery Series
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL CLASS
     MFS(R) High Yield Portfolio

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. -- CLASS I
     Emerging Markets Debt Portfolio
     Emerging Markets Equity Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-SERVICE SHARES
     Oppenheimer Main Street Small Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
     PIMCO All Asset Portfolio
     PIMCO CommodityRealReturn(R) Strategy Portfolio
     PIMCO Long-Term U.S. Government Portfolio
     PIMCO Low Duration Portfolio
     PIMCO Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
     Putnam VT International Value Fund
ROYCE CAPITAL FUND -- INVESTMENT CLASS
     Royce Micro-Cap Portfolio

     Royce Small-Cap Portfolio

TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund


Certain Funds have been subject to a name change. Please see Appendix B -- "Additional Information Regarding Funds" for more information.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                               TABLE OF CONTENTS






                                                              PAGE
                                                             -----
SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS..............    3
Policy Summary..............................................    3
Principal Policy Benefits...................................    3
Principal Policy Risks......................................    4
Fund Company Risks..........................................    5
FEE TABLES..................................................    6
Transaction Fees............................................    6
Periodic Charges Other Than Fund Operating Expenses.........    7
Fund Charges and Expenses...................................    8
DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND
  FUNDS.....................................................   13
The Insurance Company.......................................   13
The Separate Account and its Investment Options.............   13
The Funds...................................................   14
Voting Rights...............................................   23
Conflicts of Interest.......................................   23
The Fixed Account...........................................   23
POLICY CHARGES AND DEDUCTIONS...............................   23
Charges Against Premium.....................................   24
Charges Against Contract Value..............................   24
Charges Against the Separate Account........................   26
Fund Charges................................................   26
Modification, Reserved Rights and Other Charges.............   26
POLICY DESCRIPTION..........................................   26
Applying for a Policy.......................................   26
Right to Cancel (free look period)..........................   27
When Coverage Begins........................................   27
Income Tax Free `Section 1035' Exchanges....................   28
Ownership/Policy Rights.....................................   28
PREMIUMS....................................................   29
Amount, Frequency and Duration of Premium Payments..........   29
Allocation of Premium Payments..............................   30
VALUES UNDER YOUR POLICY....................................   30
Contract Value..............................................   30
Investment Option Valuation.................................   31
Fixed Account Valuation.....................................   32
Loan Account Valuation......................................   32
TRANSFERS...................................................   32
Transfers of Contract Value.................................   32
Transfer of Contract Value from the Fixed Account to the
  Investment Options........................................   35
Transfer of Contract Value from the Investment Options to
  the Fixed Account.........................................   35
DEATH BENEFIT...............................................   35
Death Benefit Examples......................................   36
Changing the Death Benefit Option...........................   37


                                                             PAGE
                                                             -----
Paying the Death Benefit and Payment Options................   38
BENEFITS AT MATURITY........................................   38
OTHER BENEFITS..............................................   38
Exchange Option.............................................   38
Insured Term Rider (Supplemental Insurance Benefits)........   39
Cash Value Enhancement Rider................................   39
POLICY SURRENDERS...........................................   39
Full Surrender..............................................   39
Partial Surrender...........................................   39
POLICY LOANS................................................   40
Loan Conditions.............................................   40
Effects of Loans............................................   41
LAPSE AND REINSTATEMENT.....................................   41
Lapse.......................................................   41
Grace Period................................................   41
Reinstatement...............................................   41
FEDERAL TAX CONSIDERATIONS..................................   42
Potential Benefits of Life Insurance........................   42
Tax Status of the Policy....................................   43
Tax Treatment of Policy Benefits............................   43
OTHER TAX CONSIDERATIONS....................................   46
Insurable Interest..........................................   46
The Company's Income Taxes..................................   46
Tax Credits and Deductions..................................   46
Alternative Minimum Tax.....................................   46
DISTRIBUTION & COMPENSATION.................................   46
Distribution................................................   46
Compensation................................................   47
OTHER POLICY INFORMATION....................................   48
Valuation and Payment.......................................   48
Suspension of Valuation and Postponement of Payment.........   48
Policy Statements...........................................   48
Limits on Right to Contest and Suicide Exclusion............   49
Misstatement as to Sex and Age..............................   49
Policy Changes..............................................   49
Restrictions on Financial Transactions......................   49
Cybersecurity...............................................   49
LEGAL PROCEEDINGS...........................................   50
FINANCIAL STATEMENTS........................................   50
APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT THIS
  PROSPECTUS................................................  A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING FUNDS..........  C-1
APPENDIX C: TARGET PREMIUM PER $1,000 OF STATED
  AMOUNT....................................................  C-1
APPENDIX D: CASH VALUE ACCUMULATION TEST FACTORS............  D-1

                 SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS
--------------------------------------------------------------------------------
This section provides a SUMMARY of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.


                                 POLICY SUMMARY


The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.


                           PRINCIPAL POLICY BENEFITS


   o   Death Benefit

       We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

       In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

       o   OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of
           (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured's date of death.

       o OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of (i) the Stated Amount plus the Contract Value of the Policy or
           (ii) the Minimum Amount Insured on the Insured's date of death.

       o OPTION 3 -- ANNUAL INCREASE OPTION: the Death Benefit will be the greater of:

           1. (a) plus (b) where: (a) is the Stated Amount as of the Insured's date of death; and (b) is the greater of zero and the lesser of
               (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less any partial surrenders accumulated at the interest rate shown on the Policy Summary; OR

           2.  the Minimum Amount Insured on the Insured's date of death.

       The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and Outstanding Loans and charges.

   o   Policy Surrenders (Withdrawals)

       You may withdraw some or all of your money from your Policy.

   o   Policy Loans

       You may borrow against your Policy using your Policy as collateral.

   o   The Investment Options and the Corresponding Funds

       You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

   o   The Fixed Account

       You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

   o   Flexible Premium Payments

       After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

   o   Tax-Free Death Benefit

       Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit. In the case of an employer owned policy, certain notice and consent and other requirements must be satisfied to obtain federal income tax-free death benefits.

   o   Right to Cancel Period


       We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
       (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.


   o   Exchange Option

       During the first two Policy Years you can transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law).

   o   Personalized Illustrations

       You may request personalized illustrations for the Policy that reflect the Insured's age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value.


                             PRINCIPAL POLICY RISKS


   o   Poor Fund Performance (Investment Risk)

       The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your Planned Premium Payments (as illustrated). In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

   o   Tax Risks

       We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Contract Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium Payments at any time during certain 7-pay test periods exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals. Finally, tax laws and regulations impacting this Policy and your tax status are always subject to change.

   o   Policy Lapse

       There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

   o   Policy Withdrawal Limitations

       The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

   o   Effects of Policy Loans

       A Policy loan, whether or not repaid, will affect your Policy's Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

   o   Credit Risk

       The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

   o   Increase in Current Fees and Expenses

       Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

   o   Flexible Premium Payments

       Even if you send us your Planned Premium (as illustrated) your Policy may still lapse if poor investment performance and/or certain Policy transactions substantially reduce your Contract Value.

   o   Policy is Not Suited for Short-Term Investment

       We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.


                               FUND COMPANY RISKS

A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus.

Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

There is no assurance that any of the Funds will achieve their stated investment objective.

                                   FEE TABLES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Current Charge, the Maximum Guaranteed Charge and where the amount of a charge depends on the Insured's characteristics, such as age or rating classification, the charge for a Sample Insured.


                                TRANSACTION FEES



                                  WHEN WE DEDUCT
CHARGE                              THE CHARGE

--------                  ------------------------------
Front-End Sales Expense   Upon receipt of each
Charge(2)                 Premium Payment

--------                  ------------------------------

--------                  ------------------------------
Surrender Charge          When you fully or partially
                          surrender your Policy

--------                  ------------------------------

--------                  ------------------------------
Transfer Charge           When you transfer Contract
                          Value among the
                          Investment Options

--------                  ------------------------------

--------                  ------------------------------
Illustrations             When you request an
                          illustration after the Policy
                          is issued

--------                  ------------------------------

--------                  ------------------------------



CHARGE                                                    AMOUNT DEDUCTED(1)

--------                  -------------------- -------------------------------------------------------------
Front-End Sales Expense   Current Charge:      In Policy Years 1-2: 10% of premium payments up to the
                          --------------------
Charge(2)                                      Target Premium and 6% on premium payments in excess
                                               of the Target Premium; In Policy Years 3-7: 8% of premium
                                               payments up to the Target Premium and 4% on premium
                                               payments in excess of the Target Premium; In Policy Years
                                               8+: 3.5% of all premium payments
                                               -------------------------------------------------------------
                          GUARANTEED CHARGE:   IN ALL POLICY YEARS: 12% OF PREMIUM PAYMENTS UP TO THE
--------                  --------------------
                                               TARGET PREMIUM AND 8% ON PREMIUM PAYMENTS IN EXCESS
                                               OF THE TARGET PREMIUM
                                               -------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------
Surrender Charge          Current Charge:      No charge
                          -------------------- -------------------------------------------------------------
                          GUARANTEED CHARGE:   NO CHARGE
--------                  -------------------- -------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------
Transfer Charge           Current Charge:      No charge
                          -------------------- -------------------------------------------------------------
                          GUARANTEED CHARGE:   UP TO SIX FREE TRANSFERS A YEAR; $10 PER TRANSFER THEREAFTER
--------                  -------------------- -------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------
Illustrations             Current Charge:      No charge
                          -------------------- -------------------------------------------------------------
                          GUARANTEED CHARGE:   $15 PER ILLUSTRATION
--------                  -------------------- -------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------


------------
(1) Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on age, gender, policy duration and the amount of insurance coverage. These rates may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your agent or registered representative.


(2) The current and guaranteed charges for the Front-End Sales Expense Charge includes the Premium Tax Charge and the Federal Deferred Acquisition Cost Charge. See "Policy Charges and Deductions" for more information.



The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


                                    WHEN WE DEDUCT
CHARGE                                THE CHARGE
---------------------------- ---------------------------

---------------------------- ---------------------------
Cost of Insurance Charge     Monthly on the Deduction
(COI)(1)                     Day

---------------------------- ---------------------------

---------------------------- ---------------------------
Policy Administrative        Monthly on the Deduction
Expense Charges              Date

---------------------------- ---------------------------

---------------------------- ---------------------------
Mortality and Expense Risk   Daily from the unloaned
(M&E) Charge(5)              portion of the Contract
                             Value invested in the
                             Separate Account

---------------------------- ---------------------------

---------------------------- ---------------------------
Monthly Sales Expense        Monthly for the first 20
Charge                       Policy Years and for 20
                             Policy Years following an
                             increase in Stated Amount
                             on the Deduction Date
                             from the unloaned portion
                             of the Contract Value

---------------------------- ---------------------------

---------------------------- ---------------------------
Cost of Policy Loans(6)      In arrears, at the end of
                             each Policy Year from the
                             Loan Account

---------------------------- ---------------------------

---------------------------- ---------------------------



CHARGE                                                             AMOUNT DEDUCTED
---------------------------- -------------------------------------------------------------------------------------------

---------------------------- ------------------------- ------
Cost of Insurance Charge     Current Charge:           Rates per $1000 of Insurance Risk for First Year of
                             -------------------------
(COI)(1)                                               Coverage:
                                                       Minimum: $0.0006(2)
                                                       Maximum: $60.853(3)
                                                       -----------------------------------------------------------------
                             GUARANTEED CHARGE:        RATES PER $1000 OF INSURANCE RISK FOR FIRST YEAR OF
                             -------------------------
                                                       COVERAGE:
                                                       MINIMUM: $0.039(4)
                                                       MAXIMUM: $60.853(3)
                                                       -----------------------------------------------------------------
                             Sample Charge for a       Rates per $1000 of Insurance Risk for First Year of
----------------------------
                             44-year old non-smoking   Coverage:
                             male (guaranteed issue)   Current: $0.0028
                             -------------------------
                                                       Guaranteed: $0.210
                                                       -----------------------------------------------------------------

---------------------------- ------------------------- ------
Policy Administrative        Current Charge:           $ 5.00
                             ------------------------- ------
Expense Charges
                             GUARANTEED CHARGE:        $10.00
---------------------------- ------------------------- ------

---------------------------- ------------------------- ------
Mortality and Expense Risk   Current Charge:           0.20% on an annual basis of the amounts in the
                             -------------------------
(M&E) Charge(5)                                        Investment Options for Policy Years 1-25 and 0.05%
                                                       thereafter
                                                       ------
                             GUARANTEED CHARGE:        0.75% ON AN ANNUAL BASIS FOR ALL POLICY YEARS
---------------------------- ------------------------- -----------------------------------------------------------------

---------------------------- ------------------------- ------
Monthly Sales Expense        Current Charge:           For Policies issued on or after January 1, 2009, the current
                             -------------------------
Charge                                                 charge is $0; for all other Policies, the monthly rate per thousand is equal to: $0.10 times the percentage of initial base Stated Amount. This monthly rate is applied to the
                                                       lesser of (a) and (b) where: (a) is equal to the initial total
                                                       Stated Amount and (b) is equal to the product of: (i) initial total Death Benefit; (ii) the target premium factor per
                                                       thousand (see Appendix C); and (iii) 2%.
                                                       -----------------------------------------------------------------
                             GUARANTEED CHARGE:        THE MONTHLY RATE PER THOUSAND IS EQUAL TO $0.10 TIMES THE
---------------------------- -------------------------
                                                       PERCENTAGE OF INITIAL BASE STATED AMOUNT. THIS MONTHLY
                                                       RATE IS APPLIED TO THE INITIAL TOTAL STATED AMOUNT.
                                                       -----------------------------------------------------------------

---------------------------- ------------------------- ------
Cost of Policy Loans(6)      Current Charge:           0.60% on an annual basis of the loan amount for the first
                             -------------------------
                                                       ten (10) Policy Years, 0.50% for Policy Years eleven (11) to twenty-five (25), and 0.30% thereafter.
                                                       -----------------------------------------------------------------
                             GUARANTEED CHARGE:        1.00% ON AN ANNUAL BASIS OF THE LOAN AMOUNT FOR ALL
---------------------------- -------------------------
                                                       POLICY YEARS
                                                       -----------------------------------------------------------------

---------------------------- ------------------------- ------

------------
(1) The current cost of insurance charges shown are for the underwriting and risk class identified in the footnotes below while the Guaranteed charges are based on the 2001 Commissioners Standard Ordinary Mortality Tables. The cost-of-insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost-of-insurance rates shown above.

(2)   Sample charge for a 25-year-old female preferred non-smoker.

(3)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(4)   Sample charge for a 20-year-old (any underwriting class).

(5) We are waiving the following amounts of the Mortality and Expense Risk Charge on the Subaccounts investing in the following Funds:



   METROPOLITAN SERIES FUND
    Western Asset Management                   0.15% or, if greater, an amount, if any, equal to the fund expenses that are in excess of
     U.S. Government Portfolio                 0.68%
   MET INVESTORS SERIES TRUST
    BlackRock High Yield Portfolio             0.11%
    Harris Oakmark International Portfolio     an amount equal to the fund expenses that are in excess of 0.90%
    Loomis Sayles Global Markets Portfolio     an amount equal to the fund expenses that are in excess of 0.85%
    T. Rowe Price Large Cap Value Portfolio    an amount equal to the fund expenses that are in excess of 0.87%
    Invesco Mid Cap Value Portfolio            an amount equal to the fund expenses that are in excess of 1.12%
    MFS(R) Research International Portfolio    an amount equal to the fund expenses that are in excess of 1.18%
    PIMCO Inflation Protected Bond Portfolio   an amount equal to the fund expenses that are in excess of 0.65%
    Brighthouse Small Cap Value Portfolio      an amount equal to the fund expenses that are in excess of 1.10%
    Oppenheimer Global Equity Portfolio        an amount equal to the fund expenses that are in excess of 0.87%


(6) The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).


                          CHARGES FOR OPTIONAL RIDERS


                                     WHEN WE DEDUCT
CHARGE                                 THE CHARGE
------------------------------ --------------------------

------------------------------ --------------------------
Insured Term Rider (2 parts)   Monthly on the Deduction
(1) Cost of Insurance          Day

------------------------------ --------------------------
(2) Monthly Sales Load

------------------------------ --------------------------

------------------------------ --------------------------
Cash Value Enhancement         Not Applicable
Rider

------------------------------ --------------------------

------------------------------ --------------------------



CHARGE                                                              AMOUNT DEDUCTED
------------------------------ -----------------------------------------------------------------------------------------

------------------------------ ------------------------- ---------------------------------------------------------------
Insured Term Rider (2 parts)   Current Charge:           Rates per $1000 of Term Insurance Risk for First Year of
                               -------------------------
(1) Cost of Insurance                                    Coverage:
                                                         Minimum: $0.0006(1)
                                                         Maximum: $60.853(2)
                                                         ---------------------------------------------------------------
                               GUARANTEED CHARGE:        RATES PER $1000 OF TERM INSURANCE RISK FOR FIRST YEAR OF
                               -------------------------
                                                         COVERAGE:
                                                         MINIMUM: $0.039(3)
                                                         MAXIMUM: $60.853(2)
                                                         ---------------------------------------------------------------
                               Sample Charge for a       Rates per $1000 of Term Insurance Risk for First Year of
------------------------------
                               44-year old non-smoking   Coverage:
                               male (guaranteed issue)   Current: $0.0028
                               -------------------------
                                                         Guaranteed: $0.210
                                                         ---------------------------------------------------------------
(2) Monthly Sales Load         Current Charge:           For Policies issued on or after January 1, 2009, the current
                               -------------------------
                                                         charge is $0; for all other Policies, the monthly rate per thousand is equal to $0.01 times the percentage of initial term Stated Amount. This monthly rate is applied to the
                                                         lesser of (a) and (b) where: (a) is equal to the initial total
                                                         Stated Amount and (b) is equal to the product of: (i) initial total Death Benefit; (ii) the target premium factor per
                                                         thousand (see Appendix C); and (iii) 2%.
                                                         ---------------------------------------------------------------
                               GUARANTEED CHARGE:        THE MONTHLY RATE PER THOUSAND IS EQUAL TO: $.10 TIMES THE
------------------------------ -------------------------
                                                         PERCENTAGE OF INITIAL TERM STATED AMOUNT. THIS MONTHLY
                                                         RATE IS APPLIED TO THE INITIAL TOTAL STATED AMOUNT.
                                                         ---------------------------------------------------------------

------------------------------ ------------------------- ---------------------------------------------------------------
Cash Value Enhancement         Current Charge:           No Charge
                               ------------------------- ---------------------------------------------------------------
Rider
                               GUARANTEED CHARGE:        NO CHARGE
------------------------------ ------------------------- ---------------------------------------------------------------

------------------------------ ------------------------- ---------------------------------------------------------------

------------
(1)   Sample charge for a 25-year-old female preferred non-smoker.

(2)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(3)   Sample charge for a 20-year-old female (any underwriting class).


                           FUND CHARGES AND EXPENSES


The next two tables describe the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2016. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2016, unless otherwise noted. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                                          MINIMUM     MAXIMUM
                                                                                         ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees, distribution and/or
 service (12b-1) fees, and other expenses)                                                0.10%       1.64%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
 AB VPS Global Thematic Growth
  Portfolio -- Class B..........................    0.75%         0.25%        0.31%
 AB VPS Intermediate Bond Portfolio --
  Class A.......................................    0.45%          --          0.61%
 AB VPS International Value Portfolio --
  Class A.......................................    0.75%          --          0.11%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series II........    0.56%         0.25%        0.22%
 Invesco V.I. Government Securities Fund --
  Series I......................................    0.47%          --          0.21%
 Invesco V.I. International Growth Fund --
  Series I......................................    0.71%          --          0.21%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
 CLASS I
 VP Capital Appreciation Fund...................    1.00%          --           --
 VP Ultra(R) Fund...............................    1.00%          --          0.01%
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund.......................    0.36%         0.25%        0.02%
 American Funds Global Growth Fund..............    0.53%         0.25%        0.03%
 American Funds Global Small
  Capitalization Fund...........................    0.70%         0.25%        0.04%
 American Funds Growth Fund.....................    0.33%         0.25%        0.02%
 American Funds Growth-Income Fund..............    0.27%         0.25%        0.02%
 American Funds High-Income Bond Fund...........    0.47%         0.25%        0.02%
 American Funds International Fund..............    0.50%         0.25%        0.04%
 American Funds New World Fund(R)...............    0.72%         0.25%        0.06%
 American Funds
  U.S. Government/AAA-Rated Securities
  Fund..........................................    0.34%         0.25%        0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......    0.60%          --          0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%         0.25%        0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B+......................................    0.75%         0.25%        0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................    0.89%          --          0.11%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
 AB VPS Global Thematic Growth
  Portfolio -- Class B..........................      --          1.31%           --          1.31%
 AB VPS Intermediate Bond Portfolio --
  Class A.......................................      --          1.06%           --          1.06%
 AB VPS International Value Portfolio --
  Class A.......................................      --          0.86%           --          0.86%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series II........     0.01%        1.04%         0.01%         1.03%
 Invesco V.I. Government Securities Fund --
  Series I......................................      --          0.68%           --          0.68%
 Invesco V.I. International Growth Fund --
  Series I......................................     0.01%        0.93%         0.01%         0.92%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
 CLASS I
 VP Capital Appreciation Fund...................      --          1.00%           --          1.00%
 VP Ultra(R) Fund...............................      --          1.01%           --          1.01%
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund.......................      --          0.63%           --          0.63%
 American Funds Global Growth Fund..............      --          0.81%           --          0.81%
 American Funds Global Small
  Capitalization Fund...........................      --          0.99%           --          0.99%
 American Funds Growth Fund.....................      --          0.60%           --          0.60%
 American Funds Growth-Income Fund..............      --          0.54%           --          0.54%
 American Funds High-Income Bond Fund...........      --          0.74%           --          0.74%
 American Funds International Fund..............      --          0.79%           --          0.79%
 American Funds New World Fund(R)...............      --          1.03%           --          1.03%
 American Funds
  U.S. Government/AAA-Rated Securities
  Fund..........................................      --          0.61%           --          0.61%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......     0.08%        0.75%           --          0.75%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................     0.68%        1.01%           --          1.01%
 Brighthouse Small Cap Value Portfolio --
  Class B+......................................     0.06%        1.10%         0.01%         1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................      --          1.00%         0.06%         0.94%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Brighthouse/Eaton Vance Floating Rate
  Portfolio -- Class A..........................    0.60%          --          0.07%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%         0.15%        0.03%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%          --          0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%          --          0.01%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%          --          0.04%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%         0.25%        0.03%
 Invesco Small Cap Growth Portfolio --
  Class A+......................................    0.85%          --          0.03%
 JPMorgan Core Bond Portfolio -- Class B........    0.55%         0.25%        0.02%
 Loomis Sayles Global Markets Portfolio --
  Class A.......................................    0.70%          --          0.08%
 MFS(R) Research International Portfolio --
  Class B+......................................    0.70%         0.25%        0.04%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................    0.65%          --          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%         0.25%        0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%          --          0.28%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%         0.25%        0.02%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A..........................    0.80%          --          0.05%
 BlackRock Bond Income Portfolio --
  Class A.......................................    0.33%          --          0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.70%          --          0.02%
 BlackRock Large Cap Value Portfolio --
  Class B.......................................    0.63%         0.25%        0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................    0.35%          --          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................    0.09%         0.25%        0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................    0.06%         0.25%         --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................    0.05%         0.25%         --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B..........................    0.05%         0.25%        0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A+.........................    0.46%          --          0.09%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............    0.70%          --          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................    0.72%         0.10%        0.03%
 Jennison Growth Portfolio -- Class A...........    0.60%          --          0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class A.......................................    0.90%          --          0.06%
 MetLife Aggregate Bond Index Portfolio --
  Class A.......................................    0.25%          --          0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class A.......................................    0.25%          --          0.05%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Brighthouse/Eaton Vance Floating Rate
  Portfolio -- Class A..........................      --          0.67%           --          0.67%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................      --          0.74%         0.04%         0.70%
 Clarion Global Real Estate Portfolio --
  Class A.......................................      --          0.65%           --          0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................      --          0.57%         0.02%         0.55%
 Harris Oakmark International Portfolio --
  Class A.......................................      --          0.81%         0.02%         0.79%
 Invesco Mid Cap Value Portfolio -- Class B.....     0.05%        0.98%         0.02%         0.96%
 Invesco Small Cap Growth Portfolio --
  Class A+......................................      --          0.88%         0.02%         0.86%
 JPMorgan Core Bond Portfolio -- Class B........      --          0.82%         0.13%         0.69%
 Loomis Sayles Global Markets Portfolio --
  Class A.......................................      --          0.78%           --          0.78%
 MFS(R) Research International Portfolio --
  Class B+......................................      --          0.99%         0.06%         0.93%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................      --          0.70%         0.01%         0.69%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................      --          0.96%         0.10%         0.86%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................      --          0.75%         0.01%         0.74%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................      --          0.84%         0.03%         0.81%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A..........................      --          0.85%         0.12%         0.73%
 BlackRock Bond Income Portfolio --
  Class A.......................................      --          0.37%           --          0.37%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................      --          0.72%         0.09%         0.63%
 BlackRock Large Cap Value Portfolio --
  Class B.......................................      --          0.91%         0.03%         0.88%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................      --          0.38%         0.02%         0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................     0.53%        0.90%         0.02%         0.88%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................     0.57%        0.88%           --          0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................     0.60%        0.90%           --          0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B..........................     0.64%        0.95%           --          0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A+.........................      --          0.55%           --          0.55%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............      --          0.72%         0.11%         0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................      --          0.85%         0.02%         0.83%
 Jennison Growth Portfolio -- Class A...........      --          0.62%         0.08%         0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A.......................................     0.04%        1.00%         0.08%         0.92%
 MetLife Aggregate Bond Index Portfolio --
  Class A.......................................      --          0.28%         0.01%         0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class A.......................................     0.01%        0.31%           --          0.31%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
FUND                                                     FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A..........................................    0.30%          --          0.08%
 MetLife Russell 2000(R) Index Portfolio --
  Class A..........................................    0.25%          --          0.06%
 MetLife Stock Index Portfolio -- Class A..........    0.25%          --          0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.56%         0.20%        0.05%
 MFS(R) Value Portfolio -- Class A.................    0.70%          --          0.02%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.81%          --          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+............................    0.60%         0.25%        0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.............................    0.47%          --          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............    0.57%          --          0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%          --          0.03%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series............    0.72%          --          0.07%
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
 SHARES
 Appreciation Portfolio............................    0.75%          --          0.07%
 International Value Portfolio.....................    1.00%          --          0.34%
 Opportunistic Small Cap Portfolio.................    0.75%          --          0.11%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........    0.55%         0.25%        0.08%
 Equity-Income Portfolio -- Initial Class..........    0.45%          --          0.09%
 Freedom 2010 Portfolio -- Initial Class...........     --            --           --
 Freedom 2015 Portfolio -- Initial Class...........     --            --           --
 Freedom 2020 Portfolio -- Initial Class...........     --            --           --
 Freedom 2025 Portfolio -- Initial Class...........     --            --           --
 Freedom 2030 Portfolio -- Initial Class...........     --            --           --
 Government Money Market Portfolio --
  Initial Class....................................    0.17%          --          0.08%
 Growth & Income Portfolio -- Service
  Class 2..........................................    0.45%         0.25%        0.11%
 High Income Portfolio -- Initial Class............    0.56%          --          0.12%
 Index 500 Portfolio -- Initial Class..............    0.05%          --          0.05%
 Investment Grade Bond Portfolio -- Service
  Class............................................    0.31%         0.10%        0.10%
 Mid Cap Portfolio -- Service Class 2..............    0.55%         0.25%        0.08%
 Overseas Portfolio -- Service Class 2.............    0.67%         0.25%        0.13%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Mutual Global Discovery VIP
  Fund -- Class 2..................................    0.94%         0.25%        0.07%
 Franklin Small-Mid Cap Growth VIP
  Fund -- Class 2+.................................    0.79%         0.25%        0.05%
 Templeton Developing Markets VIP
  Fund -- Class 2..................................    1.24%         0.25%        0.14%
 Templeton Foreign VIP Fund -- Class 2.............    0.78%         0.25%        0.04%
 Templeton Global Bond VIP Fund --
  Class 1..........................................    0.46%          --          0.07%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio..............................    0.64%         0.25%        0.09%
 Global Research Portfolio+........................    0.56%         0.25%        0.11%
 Global Technology Portfolio.......................    0.64%         0.25%        0.15%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A..........................................     0.01%        0.39%           --          0.39%
 MetLife Russell 2000(R) Index Portfolio --
  Class A..........................................     0.01%        0.32%           --          0.32%
 MetLife Stock Index Portfolio -- Class A..........      --          0.27%         0.01%         0.26%
 MFS(R) Total Return Portfolio -- Class F..........      --          0.81%           --          0.81%
 MFS(R) Value Portfolio -- Class A.................      --          0.72%         0.14%         0.58%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................      --          0.85%         0.01%         0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+............................      --          0.87%         0.02%         0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.............................      --          0.50%           --          0.50%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............     0.01%        0.61%         0.05%         0.56%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............      --          0.50%         0.01%         0.49%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series............      --          0.79%           --          0.79%
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
 SHARES
 Appreciation Portfolio............................      --          0.82%           --          0.82%
 International Value Portfolio.....................      --          1.34%         0.49%         0.85%
 Opportunistic Small Cap Portfolio.................      --          0.86%           --          0.86%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........      --          0.88%           --          0.88%
 Equity-Income Portfolio -- Initial Class..........     0.05%        0.59%           --          0.59%
 Freedom 2010 Portfolio -- Initial Class...........     0.54%        0.54%           --          0.54%
 Freedom 2015 Portfolio -- Initial Class...........     0.57%        0.57%           --          0.57%
 Freedom 2020 Portfolio -- Initial Class...........     0.60%        0.60%           --          0.60%
 Freedom 2025 Portfolio -- Initial Class...........     0.62%        0.62%           --          0.62%
 Freedom 2030 Portfolio -- Initial Class...........     0.66%        0.66%           --          0.66%
 Government Money Market Portfolio --
  Initial Class....................................      --          0.25%           --          0.25%
 Growth & Income Portfolio -- Service
  Class 2..........................................      --          0.81%           --          0.81%
 High Income Portfolio -- Initial Class............      --          0.68%           --          0.68%
 Index 500 Portfolio -- Initial Class..............      --          0.10%           --          0.10%
 Investment Grade Bond Portfolio -- Service
  Class............................................      --          0.51%           --          0.51%
 Mid Cap Portfolio -- Service Class 2..............      --          0.88%           --          0.88%
 Overseas Portfolio -- Service Class 2.............      --          1.05%           --          1.05%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Mutual Global Discovery VIP
  Fund -- Class 2..................................      --          1.26%           --          1.26%
 Franklin Small-Mid Cap Growth VIP
  Fund -- Class 2+.................................     0.01%        1.10%         0.02%         1.08%
 Templeton Developing Markets VIP
  Fund -- Class 2..................................     0.01%        1.64%         0.02%         1.62%
 Templeton Foreign VIP Fund -- Class 2.............     0.01%        1.08%         0.02%         1.06%
 Templeton Global Bond VIP Fund --
  Class 1..........................................     0.02%        0.55%         0.05%         0.50%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio..............................      --          0.98%           --          0.98%
 Global Research Portfolio+........................      --          0.92%           --          0.92%
 Global Technology Portfolio.......................      --          1.04%           --          1.04%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Janus Aspen Perkins Mid Cap Value
  Portfolio.....................................    0.45%         0.25%        0.16%
 Overseas Portfolio.............................    0.40%         0.25%        0.12%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%          --          0.05%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.70%          --          0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................    0.75%          --          0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%          --          0.11%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%          --          0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................    0.70%          --          0.11%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Global Equity Series....................    0.90%          --          0.25%
 MFS(R) New Discovery Series....................    0.90%          --          0.06%
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL
 CLASS
 MFS(R) High Yield Portfolio....................    0.70%          --          0.09%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Emerging Markets Debt Portfolio................    0.75%          --          0.33%
 Emerging Markets Equity Portfolio..............    0.85%          --          0.46%
OPPENHEIMER VARIABLE ACCOUNT FUNDS --
 NON-SERVICE SHARES
 Oppenheimer Main Street Small Cap
  Fund(R)/VA....................................    0.69%          --          0.12%
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio......................    0.43%         0.15%         --
 PIMCO CommodityRealReturn(R) Strategy
  Portfolio.....................................    0.74%         0.15%        0.29%
 PIMCO Long-Term U.S. Government
  Portfolio.....................................    0.48%         0.15%        0.09%
 PIMCO Low Duration Portfolio...................    0.50%         0.15%         --
 PIMCO Total Return Portfolio...................    0.50%         0.15%        0.01%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio............    0.65%         0.25%        0.06%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund.............    0.70%         0.25%        0.22%
 Putnam VT Multi-Cap Growth Fund+...............    0.56%         0.25%        0.12%
ROYCE CAPITAL FUND -- INVESTMENT CLASS
 Royce Micro-Cap Portfolio......................    1.25%          --          0.11%
 Royce Small-Cap Portfolio......................    1.00%          --          0.09%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.................................    0.65%          --          0.63%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Janus Aspen Perkins Mid Cap Value
  Portfolio.....................................      --          0.86%           --          0.86%
 Overseas Portfolio.............................      --          0.77%           --          0.77%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................      --          0.80%           --          0.80%
 ClearBridge Variable Appreciation
  Portfolio.....................................      --          0.75%           --          0.75%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................      --          0.82%           --          0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................      --          0.86%         0.06%         0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................      --          0.72%           --          0.72%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................      --          0.81%           --          0.81%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Global Equity Series....................      --          1.15%         0.18%         0.97%
 MFS(R) New Discovery Series....................      --          0.96%         0.02%         0.94%
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL
 CLASS
 MFS(R) High Yield Portfolio....................      --          0.79%         0.07%         0.72%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Emerging Markets Debt Portfolio................      --          1.08%           --          1.08%
 Emerging Markets Equity Portfolio..............      --          1.31%         0.06%         1.25%
OPPENHEIMER VARIABLE ACCOUNT FUNDS --
 NON-SERVICE SHARES
 Oppenheimer Main Street Small Cap
  Fund(R)/VA....................................      --          0.81%         0.01%         0.80%
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio......................     0.83%        1.41%         0.14%         1.27%
 PIMCO CommodityRealReturn(R) Strategy
  Portfolio.....................................     0.14%        1.32%         0.14%         1.18%
 PIMCO Long-Term U.S. Government
  Portfolio.....................................      --          0.72%           --          0.72%
 PIMCO Low Duration Portfolio...................      --          0.65%           --          0.65%
 PIMCO Total Return Portfolio...................      --          0.66%           --          0.66%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio............      --          0.96%           --          0.96%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund.............      --          1.17%           --          1.17%
 Putnam VT Multi-Cap Growth Fund+...............      --          0.93%           --          0.93%
ROYCE CAPITAL FUND -- INVESTMENT CLASS
 Royce Micro-Cap Portfolio......................      --          1.36%           --          1.36%
 Royce Small-Cap Portfolio......................      --          1.09%           --          1.09%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.................................      --          1.28%         0.39%         0.89%


+     Not available under all Policies. Availability depends on Policy issue date.

The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.


Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS
--------------------------------------------------------------------------------
                             THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the "Company") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Planned Separation from MetLife, Inc. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. ("Brighthouse Financial"), which filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission (the "SEC") in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the "Distribution"), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the Company's financial strength and claims-paying ability.



                THE SEPARATE ACCOUNT AND ITS INVESTMENT OPTIONS


Under Delaware law, Brighthouse Life Insurance Company sponsors a separate account: the Brighthouse Fund UL III for Variable Life Insurance ("FUND UL III"). Prior to March 6, 2017, the Separate Account was known as MetLife of CT Fund UL III for Variable Life Insurance. Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium Payments that you and other Policy Owners invest in the Investment Options are deposited in Fund UL III and are held solely for the benefit of those who invest in the Investment Options of Fund UL III and no one else, including our creditors. The assets of Fund UL III are held in our name on behalf of Fund UL III and legally belong to us. The income, gains, and losses are credited to, or charged against the Policies issued from Fund UL III without regard to the income, gains or losses from any other separate account or from any other business of the Company. Finally, the assets of Fund UL III may not be used to pay any liabilities of the Company other than those arising from the Policies.


The Brighthouse Fund UL III for Variable Life Insurance was established on January 15, 1999 and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account."


Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receives all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund.


We are obligated to pay the death benefit under the Policies even if that amount exceeds the Policy's Contract Value in Fund UL III. Any such amount that exceeds the Policy's Contract Value in Fund UL III is paid from our general account. Death benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other life insurance policies and annuity contracts where we pay all money we owe under those policies and contracts from our general account. Brighthouse Life Insurance Company is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment adviser to certain of the Funds offered with the Policy or with other variable life insurance policies issued through Fund UL III may be regulated as Commodity Pool Operators. While it does not concede that Fund UL III is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration as a pool operator under the CEA.


                                   THE FUNDS

The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end, management investment company that is registered under the Investment Company Act of 1940. These Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund will be different from that of the Fund.

We select the Funds offered through this Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Contract Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Funds.

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR POLICY RESULTING FROM PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. These payments may be derived, in whole or in part, from the advisory fees deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. See the Funds' prospectus for more information. The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have a joint ownership interest in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company.' The Company's ownership interest in Brighthouse Investment Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the adviser to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to us or our distributor, Brighthouse Securities, LLC. These payments decrease the Fund's investment return.


Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-908-253-1400 OR THROUGH YOUR REGISTERED REPRESENTATIVE. We do not guarantee the investment results of the Funds.


                FUND                        INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
----------------------------------- ------------------------------------ ------------------------------
AB VARIABLE PRODUCTS SERIES FUND,
 INC.
AB VPS Global Thematic Growth       Seeks long-term growth of capital.   AllianceBernstein L.P.
 Portfolio -- Class B
AB VPS Intermediate Bond            Seeks to generate income and price   AllianceBernstein L.P.
 Portfolio -- Class A               appreciation without assuming what
                                    the Adviser considers undue risk.
AB VPS International Value          Seeks long-term growth of capital.   AllianceBernstein L.P.
 Portfolio -- Class A

                FUND                           INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------- -------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income         Invesco Advisers, Inc.
 Series II                           through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.
Invesco V.I. Government Securities   Seeks total return, comprised of        Invesco Advisers, Inc.
 Fund -- Series I                    current income and capital
                                     appreciation.
Invesco V.I. International Growth    Seeks long-term growth of capital.      Invesco Advisers, Inc.
 Fund -- Series I
AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC. -- CLASS I
VP Capital Appreciation Fund         Seeks capital growth.                   American Century Investment
                                                                             Management, Inc.
VP Ultra(R) Fund                     Seeks long-term capital growth.         American Century Investment
                                                                             Management, Inc.
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund             Seeks as high a level of current        Capital Research and Management
                                     income as is consistent with the        Company
                                     preservation of capital.
American Funds Global Growth         Seeks long-term growth of capital.      Capital Research and Management
 Fund                                                                        Company
American Funds Global Small          Seeks long-term growth of capital.      Capital Research and Management
 Capitalization Fund                                                         Company
American Funds Growth Fund           Seeks growth of capital.                Capital Research and Management
                                                                             Company
American Funds Growth-Income         Seeks long-term growth of capital       Capital Research and Management
 Fund                                and income.                             Company
American Funds High-Income Bond      Seeks a high level of current income.   Capital Research and Management
 Fund                                Its secondary investment objective is   Company
                                     capital appreciation.
American Funds International Fund    Seeks long-term growth of capital.      Capital Research and Management
                                                                             Company
American Funds New World Fund(R)     Seeks long-term capital appreciation.   Capital Research and Management
                                                                             Company
American Funds                       Seeks a high level of current income    Capital Research and Management
 U.S. Government/AAA-Rated           consistent with preservation of         Company
 Securities Fund                     capital.
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --    Seeks to maximize total return,         Brighthouse Investment Advisers, LLC
 Class A                             consistent with income generation       Subadviser: BlackRock Financial
                                     and prudent investment                  Management, Inc.
                                     management.
Brighthouse Asset Allocation 100     Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

                 FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
Brighthouse Small Cap Value            Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                          Subadvisers: Delaware Investments
                                                                                Fund Advisers; Wells Capital
                                                                                Management Incorporated
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                            Subadviser: Aberdeen Asset Managers
                                                                                Limited
Brighthouse/Eaton Vance Floating       Seeks a high level of current income.    Brighthouse Investment Advisers, LLC
 Rate Portfolio -- Class A                                                      Subadviser: Eaton Vance Management
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                  Subadviser: Wellington Management
                                                                                Company LLP
Clarion Global Real Estate             Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: ClearBridge Investments,
                                                                                LLC
Harris Oakmark International           Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing     Brighthouse Investment Advisers, LLC
 Class B                               in equity securities of mid-sized        Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A+                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio --        Seeks to maximize total return.          Brighthouse Investment Advisers, LLC
 Class B                                                                        Subadviser: J.P. Morgan Investment
                                                                                Management Inc.
Loomis Sayles Global Markets           Seeks high total investment return       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  through a combination of capital         Subadviser: Loomis, Sayles &
                                       appreciation and income.                 Company, L.P.
MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                          Subadviser: Massachusetts Financial
                                                                                Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Morgan Stanley Investment
                                                                                Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of          Subadviser: Pacific Investment
                                       capital and prudent investment           Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock    Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Baillie Gifford Overseas
                                                                                Limited

                 FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- -------------------------------------
BlackRock Bond Income Portfolio --     Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class A                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value              Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 20        Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
Brighthouse Asset Allocation 40        Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A+                 with some current income.                Subadviser: Wellington Management
                                                                                Company LLP
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A    income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital                    Brighthouse Investment Advisers, LLC
 Class D                               appreciation.                            Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core           Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  investments in common stocks or          Subadviser: Loomis, Sayles &
                                       other equity securities.                 Company, L.P.
MetLife Aggregate Bond Index           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                       Bond Index.                              Advisors, LLC
MetLife Mid Cap Stock Index            Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                       Composite Stock Price Index.             Advisors, LLC
MetLife MSCI EAFE(R) Index             Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                Advisors, LLC
MetLife Russell 2000(R) Index          Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                Advisors, LLC
MetLife Stock Index Portfolio --       Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class A                               Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                       Stock Price Index.                       Advisors, LLC

                 FUND                           INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- --------------------------------------
MFS(R) Total Return Portfolio --      Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
 Class F                              investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Value Portfolio -- Class A     Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
Neuberger Berman Genesis              Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                 principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                               Investment Advisers LLC
T. Rowe Price Large Cap Growth        Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                         Subadviser: T. Rowe Price Associates,
                                                                               Inc.
T. Rowe Price Small Cap Growth        Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: T. Rowe Price Associates,
                                                                               Inc.
Western Asset Management Strategic    Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --      consistent with preservation of          Subadviser: Western Asset
 Class A                              capital.                                 Management Company
Western Asset Management              Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --         consistent with preservation of          Subadviser: Western Asset
 Class A                              capital and maintenance of liquidity.    Management Company
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value       Seeks capital appreciation.              Delaware Management Company
 Series
DREYFUS VARIABLE INVESTMENT FUND --
 INITIAL SHARES
Appreciation Portfolio                Seeks long-term capital growth           The Dreyfus Corporation
                                      consistent with the preservation of      Subadviser: Fayez Sarofim & Co.
                                      capital. Its secondary goal is current
                                      income.
International Value Portfolio         Seeks long-term capital growth.          The Dreyfus Corporation
Opportunistic Small Cap Portfolio     Seeks capital growth.                    The Dreyfus Corporation
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS
Contrafund(R) Portfolio -- Service    Seeks long-term capital appreciation.    Fidelity Management & Research
 Class 2                                                                       Company
                                                                               Subadviser: FMR Co., Inc.
Equity-Income Portfolio -- Initial    Seeks reasonable income. The fund        Fidelity Management & Research
 Class                                will also consider the potential for     Company
                                      capital appreciation. The fund's goal    Subadviser: FMR Co., Inc.
                                      is to achieve a yield which exceeds
                                      the composite yield on the securities
                                      comprising the S&P 500(R) Index.
Freedom 2010 Portfolio -- Initial     Seeks high total return with a           Fidelity Management & Research
 Class                                secondary objective of principal         Company
                                      preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                      its target date and beyond.
Freedom 2015 Portfolio -- Initial     Seeks high total return with a           Fidelity Management & Research
 Class                                secondary objective of principal         Company
                                      preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                      its target date and beyond.

                  FUND                             INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- ----------------------------------
Freedom 2020 Portfolio -- Initial        Seeks high total return with a           Fidelity Management & Research
 Class                                   secondary objective of principal         Company
                                         preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                         its target date and beyond.
Freedom 2025 Portfolio -- Initial        Seeks high total return with a           Fidelity Management & Research
 Class                                   secondary objective of principal         Company
                                         preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                         its target date and beyond.
Freedom 2030 Portfolio -- Initial        Seeks high total return with a           Fidelity Management & Research
 Class                                   secondary objective of principal         Company
                                         preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                         its target date and beyond.
Government Money Market                  Seeks as high a level of current         Fidelity Management & Research
 Portfolio -- Initial Class              income as is consistent with             Company
                                         preservation of capital and liquidity.   Subadviser: Fidelity Investments
                                                                                  Money Management, Inc.
Growth & Income Portfolio --             Seeks high total return through a        Fidelity Management & Research
 Service Class 2                         combination of current income and        Company
                                         capital appreciation.                    Subadviser: FMR Co., Inc.
High Income Portfolio -- Initial Class   Seeks a high level of current income,    Fidelity Management & Research
                                         while also considering growth of         Company
                                         capital.                                 Subadviser: FMR Co., Inc.
Index 500 Portfolio -- Initial Class     Seeks investment results that            Fidelity Management & Research
                                         correspond to the total return of        Company
                                         common stocks publicly traded in         Subadvisers: FMR Co., Inc.; Geode
                                         the United States, as represented by     Capital Management, LLC
                                         the S&P 500(R) Index.
Investment Grade Bond Portfolio --       Seeks as high a level of current         Fidelity Management & Research
 Service Class                           income as is consistent with the         Company
                                         preservation of capital.                 Subadviser: Fidelity Investments
                                                                                  Money Management, Inc.
Mid Cap Portfolio -- Service Class 2     Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
Overseas Portfolio -- Service Class 2    Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
Franklin Mutual Global Discovery         Seeks capital appreciation.              Franklin Mutual Advisers, LLC
 VIP Fund -- Class 2
Franklin Small-Mid Cap Growth VIP        Seeks long-term capital growth.          Franklin Advisers, Inc.
 Fund -- Class 2+
Templeton Developing Markets VIP         Seeks long-term capital appreciation.    Templeton Asset Management Ltd.
 Fund -- Class 2
Templeton Foreign VIP Fund --            Seeks long-term capital growth.          Templeton Investment Counsel, LLC
 Class 2
Templeton Global Bond VIP Fund --        Seeks high current income,               Franklin Advisers, Inc.
 Class 1                                 consistent with preservation of
                                         capital, with capital appreciation as
                                         a secondary consideration.

                  FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
Global Research Portfolio+              Seeks long-term growth of capital.      Janus Capital Management LLC
Global Technology Portfolio             Seeks long-term growth of capital.      Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value       Seeks capital appreciation.             Janus Capital Management LLC
 Portfolio                                                                      Subadviser: Perkins Investment
                                                                                Management LLC
Overseas Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor, LLC
 Portfolio                                                                      Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor, LLC
 Strategy Portfolio                     dividend income and long-term           Subadviser: ClearBridge Investments,
                                        capital appreciation.                   LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
 Value Portfolio                        Current income is a secondary           Subadviser: ClearBridge Investments,
                                        objective.                              LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High      Seeks to maximize total return.         Legg Mason Partners Fund Advisor, LLC
 Yield Bond Portfolio                                                           Subadvisers: Western Asset
                                                                                Management Company; Western Asset
                                                                                Management Company Limited;
                                                                                Western Asset Management Company
                                                                                Pte. Ltd.
MFS(R) VARIABLE INSURANCE TRUST --
 INITIAL CLASS
MFS(R) Global Equity Series             Seeks capital appreciation.             Massachusetts Financial Services
                                                                                Company
MFS(R) New Discovery Series             Seeks capital appreciation.             Massachusetts Financial Services
                                                                                Company
MFS(R) VARIABLE INSURANCE TRUST II --
 INITIAL CLASS
MFS(R) High Yield Portfolio             Seeks total return with an emphasis     Massachusetts Financial Services
                                        on high current income, but also        Company
                                        considering capital appreciation.

                 FUND                           INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- -------------------------------------
MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. -- CLASS I
Emerging Markets Debt Portfolio       Seeks high total return by investing     Morgan Stanley Investment
                                      primarily in fixed income securities     Management Inc.
                                      of government and
                                      government-related issuers and, to a
                                      lesser extent, of corporate issuers in
                                      emerging market countries.
Emerging Markets Equity Portfolio     Seeks long-term capital appreciation     Morgan Stanley Investment
                                      by investing primarily in                Management Inc.
                                      growth-oriented equity securities of     Subadvisers: Morgan Stanley
                                      issuers in emerging market countries.    Investment Management Company;
                                                                               Morgan Stanley Investment
                                                                               Management Limited
OPPENHEIMER VARIABLE ACCOUNT
 FUNDS -- NON-SERVICE SHARES
Oppenheimer Main Street Small Cap     Seeks capital appreciation.              OFI Global Asset Management, Inc.
 Fund(R)/VA                                                                    Subadviser: OppenheimerFunds, Inc.
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
PIMCO All Asset Portfolio             Seeks maximum real return                Pacific Investment Management
                                      consistent with preservation of real     Company LLC
                                      capital and prudent investment           Subadviser: Research Affiliates, LLC
                                      management.
PIMCO CommodityRealReturn(R)          Seeks maximum real return,               Pacific Investment Management
 Strategy Portfolio                   consistent with prudent investment       Company LLC
                                      management.
PIMCO Long-Term U.S. Government       Seeks maximum total return,              Pacific Investment Management
 Portfolio                            consistent with preservation of          Company LLC
                                      capital and prudent investment
                                      management.
PIMCO Low Duration Portfolio          Seeks maximum total return,              Pacific Investment Management
                                      consistent with preservation of          Company LLC
                                      capital and prudent investment
                                      management.
PIMCO Total Return Portfolio          Seeks maximum total return,              Pacific Investment Management
                                      consistent with preservation of          Company LLC
                                      capital and prudent investment
                                      management.
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                      investing in a diversified portfolio of
                                      securities consisting primarily of
                                      common stocks.
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT International Value Fund    Seeks capital growth. Current            Putnam Investment Management, LLC
                                      income is a secondary objective.
Putnam VT Multi-Cap Growth Fund+      Seeks long-term capital appreciation.    Putnam Investment Management, LLC
ROYCE CAPITAL FUND -- INVESTMENT
 CLASS
Royce Micro-Cap Portfolio             Seeks long-term growth of capital.       Royce & Associates, LP

                FUND                         INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
----------------------------------- ------------------------------------- ------------------------------
Royce Small-Cap Portfolio           Seeks long-term growth of capital.    Royce & Associates, LP
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive   Seeks capital appreciation and        1919 Investment Counsel, LLC
 Balanced Fund                      retention of net investment income.


+     Not available under all Policies. Availability depends on Policy issue date.


                                 VOTING RIGHTS


The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of the vote.

Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.


                             CONFLICTS OF INTEREST


The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interests of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.


                               THE FIXED ACCOUNT
                      (MAY NOT BE AVAILABLE IN ALL STATES)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account, subject to certain restrictions. (See "Transfers.") We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Contract Value. The Fixed Account will not share in the investment performance of our General Account but is subject to the claims of our creditors. See the Transfers section for information on restrictions on transfers into and out of the Fixed Account.



                         POLICY CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

   o the ability for you to make withdrawals and surrenders under the Policies;

   o   the ability for you to obtain a loan under the Policies;

   o   the Death Benefit paid on the death of the Insured;


   o   making available a variety of Investment Options and related programs;


   o administration of the various elective options available under the Policies; and

   o   the distribution of various reports to Policy Owners.

The COSTS AND EXPENSES we incur include:

   o expenses associated with underwriting applications and increases in the Stated Amount;

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

   o sales and marketing expenses including commission payments to your sales agent; and

   o   other costs of doing business.

RISKS we assume include:

   o that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

   o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.


                            CHARGES AGAINST PREMIUM


We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

   o FRONT-END SALES EXPENSE CHARGE: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.


                        SALES EXPENSE CHARGES            SALES EXPENSE CHARGES
                         ON A CURRENT BASIS              ON A GUARANTEED BASIS
                   -------------------------------   ------------------------------
                    UP TO TARGET     ABOVE TARGET     UP TO TARGET     ABOVE TARGET
  POLICY YEARS         PREMIUM          PREMIUM          PREMIUM         PREMIUM
----------------   --------------   --------------   --------------   -------------
  Years 1 -- 2       up to 10%        up to 6%            12%              8%
  Years 3 -- 7          8%               4%               12%              8%
    Years 8+           3.5%             3.5%              12%              8%

Currently, 2.25% of the Sales Expense Charge is designed to compensate the Company for STATE PREMIUM TAXES owed by the Company associated with the receipt of Premium Payments, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge (up to Target Premium) is designed to compensate us for FEDERAL TAXES (federal deferred acquisition cost charge) associated with the receipt of Premium Payments, which cost is borne by the Policy Owner.


                         CHARGES AGAINST CONTRACT VALUE

MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account. We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge, (3) Monthly Sales Expense Charge and (4) charges for any Rider. These are described below.

   o COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. THE COVERAGE AMOUNT IS EQUAL TO THE AMOUNT INSURED LESS THE CONTRACT VALUE. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction; and (3) the current cost per dollar for insurance coverage.

   o There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. For Policies with an Issue Date before January 1, 2009, the guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. For Policies with an Issue Date on or after January 1, 2009, the guaranteed rates are based on the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Tables"). Unisex guaranteed cost of insurance rates are based on the 2001 CSO Table weighted 80% male, 20% female. The rates are also based on the age, gender and risk class of the Insured.

   o The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insured, as well as the method of underwriting we use in connection with processing your application for a Policy (See "Applying for a Policy"). The current rates are less than or equal to the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the initial base Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for Insureds of the same age, sex, duration and rate class.

   o POLICY ADMINISTRATIVE EXPENSE CHARGE: A $5.00 fee. Guaranteed not to exceed $10 per month.

   o MONTHLY SALES EXPENSE CHARGE: Except for Policies issued on or after January 1, 2009, for which the current Monthly Sales Expense Charge is $0, the current and guaranteed maximum Monthly Sales Expense Charge is a monthly rate per thousand equal to $0.10 times the percentage of initial base Stated Amount. For the current charge, this monthly rate is applied to the lesser of (a) and (b) where (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit, (ii) the target premium factor per thousand (See "Appendix C.") and (iii) 2%. For the guaranteed charge, this monthly rate is applied to the initial total Stated amount. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase.

   o MONTHLY SALES LOAD (FOR THE INSURED TERM RIDER, IF APPLICABLE): The guaranteed maximum Monthly Sales Load is a monthly rates per thousand equal to $0.10 times the percentage of initial term Stated Amount. This percentage is applied to the initial total Stated amount. The current Monthly Sales Load is a monthly rate per thousand equal to $0.01 times the percentage of initial term Stated Amount. This monthly rate is applied to the lesser of (a) and (b) where (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit, (ii) the target premium factor per thousand (See "Appendix C.") and (iii) 2%. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase. For Policies issued on or after January 1, 2009, the current Monthly Sales Load is $0.

   o CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

   o   SURRENDER CHARGES: There is no surrender charge.

                      CHARGES AGAINST THE SEPARATE ACCOUNT
             (NOT ASSESSED ON CONTRACT VALUES IN THE FIXED ACCOUNT)

MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.


                  M&E CHARGE ON A     M&E CHARGE ON A
                   CURRENT BASIS      GUARANTEED BASIS
 POLICY YEARS         (ANNUAL)            (ANNUAL)
--------------   -----------------   -----------------
     1-25          up to 0.20%             0.75%
   Years 26+       up to 0.05%             0.75%

                                  FUND CHARGES


Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the Separate Account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.


                MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES


We may offer the Policy in arrangements where an employer or trustee will own a group of Policies on the lives of certain employees, or in other situations where groups of Policies will be purchased at one time. We may modify (increase, decrease or eliminate) the mortality and expense risk charge, front-end sales charges and monthly policy administrative expense charges in such arrangements to reflect the increased or decreased sales expenses, administrative costs and/or mortality and expense risks we expect to incur as a result of sales to a particular group. We will not modify these charges in ways that will be unfairly discriminatory to any person.


We reserve the right to charge for transfers, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.




                               POLICY DESCRIPTION
--------------------------------------------------------------------------------
The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to.
The Policy is non-participating, which means the Company will not pay dividends on the Policy.


                             APPLYING FOR A POLICY


To purchase a Policy, an APPLICATION on the Insured must be submitted to us with information that includes:

   o   Requested Stated Amount (minimum of $50,000)

   o   Death Benefit Option

   o   Beneficiary

   o   Investment Option selections, and

   o   Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of 20-80. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible Insureds within the eligible group for whom a Policy could be purchased and the percentage of those Insureds for whom a Policy is actually purchased. The three types of underwriting are:

   o Guaranteed Issue -- requires the least evidence of insurability and rating classification.

   o Simplified Underwriting -- requires more evidence of insurability and rating classification.

   o Full Underwriting -- requires the most evidence of insurability and rating classification.

An Insured who qualifies for standard or preferred risk classification under full underwriting may pay higher cost of insurance rates if simplified underwriting or guaranteed issue is applied.

A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE (shown on the Policy Summary) is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured. Beginning January 1, 2009, the Policies may not be available in all states.


                       RIGHT TO CANCEL (FREE LOOK PERIOD)


An applicant may cancel the Policy by returning it via mail or personal delivery to the Company at our Administrative Office or to the agent who sold the Policy. The Policy must be returned by the latest of:

    (1)   10 days after delivery of the Policy to the Policy Owner, or

    (2)   45 days of completion of the Policy application, or

    (3) 10 days after the Notice of Right to Cancel has been mailed or delivered to the Applicant, whichever is later, or

    (4)   later if required by state law.

Depending on state law, we will refund either:

    (1)   All Premium Payments less any Outstanding Loans, or

    (2) The Contract Value of the Policy on the date we received the returned Policy, plus any charges and expenses that were deducted, less any Outstanding Loans.

During the Right to Cancel period, we allocate Net Premium Payments to the money market portfolio unless you purchase a Policy in a state that permits us to refund Contract Value. If you purchase the Policy in a state that permits us to refund Contract Value, we will invest your Net Premium Payments in the Investment Options you select during the Right to Cancel period.


                              WHEN COVERAGE BEGINS


Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date or the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to twelve months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many but not all cases, a younger Age will result in a smaller Planned Premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

                    INCOME TAX FREE `SECTION 1035' EXCHANGES


You can generally exchange one life insurance policy for another in a `tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and consultation with a tax adviser, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


                            OWNERSHIP/POLICY RIGHTS


The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

   o   Assigning the Policy

       The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

   o   Receiving the Maturity Benefit

       If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

           1.  Outstanding Loan;

           2.  Monthly Deduction Amount due but not paid; and

           3. Amount payable to an assignee under a collateral assignment of the Policy.

       Upon maturity, insurance ends and we have no further obligation under the Policy.

   o   Changing or Revoking a Beneficiary

       The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

       Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Administrative Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

   o   Decreases in the Stated Amount of Insurance

       You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

           1.  against the most recent increase in the Stated Amount;

           2.  to other increases in the reverse order in which they occurred;
               and

           3.  to the initial Stated Amount.

       A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

       We will send you a supplemental Policy Summary reflecting any change. We reserve the right to limit the number of decreases to the Stated Amount to one each Policy Year.

   o   Changing the Death Benefit Option

       After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible:
       Options 1-2, Options 2-1 and Options 3-1.

       If the option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

       It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

   o Increases in the Stated Amount (requires additional underwriting approval)

       You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 80. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. We will require you to submit a new application and evidence of insurability in consideration of the attained age of the Insured at the time the increase is requested.. The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.


       We reserve the right to limit the number of increases to the Stated Amount to one each Policy Year.


Written requests for changes should be sent to our Administrative Office. Some of these Policy changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.



                                    PREMIUMS
--------------------------------------------------------------------------------
               AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS


The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (PLANNED PREMIUM). The amount of your Premium Payment will vary based on factors including: the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due.

Prior to the Maturity Date, you may request a change in the amount and frequency of your Planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:


   o   mailing a check, payable to Brighthouse Life Insurance Company, to:
       Brighthouse Life Insurance Company, Specialized Benefit Resources, at our Administrative Office;

   o by direct checking account deductions (you must complete a pre-authorization collection form) (this method of premium payment is not currently available); or

   o   by wire transfer.

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payment to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

We do not accept Premium Payments made in cash or by money orders. The form in which we receive a Premium Payment may determine how soon subsequent disbursement requests may be fulfilled. See "Other Policy Information -- Payment and Suspension of Valuation."

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any Outstanding Loans. If the required Premium Payment is not paid within 31 days (subject to state law) after the notice is sent, the Policy will lapse.


                         ALLOCATION OF PREMIUM PAYMENTS


During the underwriting period, any Net Premium Payments we receive will be placed in a non-interest bearing account. On the Policy Date we will allocate your Net Premium Payments to the Investment Options and Fixed Account in the percentages you indicate on the application (premium allocation instructions). However, if state law requires us to return Premium Payments if you exercise your right to cancel the Policy during the Right to Cancel period, then, we will allocate your Net Premium Payments to the money market portfolio from the Policy Date until the end of the Right to Cancel period, and thereafter to the Investment Options and Fixed Account you selected.

Any allocation must be at least 5% and must be a whole percentage. We are not currently enforcing these restrictions but reserve the right to do so in the future.

You may change your Premium Payment allocation instructions upon written request to us (or any other notification we deem satisfactory) at our Administrative Office. Any allocation change will be effective on the date we record the change. Any future Premium Payments will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if it is not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


We reserve the right to make certain changes to the Funds. (See "The Funds.")




                            VALUES UNDER YOUR POLICY
--------------------------------------------------------------------------------
                                 CONTRACT VALUE


Each Policy has a CONTRACT VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy's Contract Value will change daily, has no guaranteed minimum value and may be more or less than the Premiums paid. We calculate the Policy's Contract Value each day the New York Stock Exchange is open for trading (a VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Contract Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.


                          INVESTMENT OPTION VALUATION


The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.


We determine the NET INVESTMENT FACTOR for any Valuation Period using the following   a
                                                                                     --
  equation:                                                                             - c
                                                                                      b

A is:

    1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

    2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

    3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

    1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

    2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The Separate Account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Net Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Administrative Office.

                            FIXED ACCOUNT VALUATION


The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium Payment allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

    a. Net Premium Payments allocated to the Fixed Account since the preceding day

    b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

    c.  Interest credited to the Fixed Account since the preceding day,

     minus:

    d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

    e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the CONTRACT VALUE) since the preceding day

    f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

    g. Any surrender amounts that have been deducted from the Fixed Account since the preceding day

    h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.


                             LOAN ACCOUNT VALUATION


When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata) to the Loan Account as collateral for that loan. Loan amounts will be transferred from the Fixed Account only if insufficient amounts are available in the Investment Options. You may borrow up to 100% of the Policy's Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in arrears at the end of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.50% in Policy Years 11-25, and 4.70% in Policy Years 26 and later.

When we determine a Policy's Contract Value, the value in the Loan Account (i.e., the amount we transferred from the Investment Options and the Fixed Account to secure the loan, adjusted for any repayments or additional Policy loans) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.



                                   TRANSFERS
--------------------------------------------------------------------------------
                          TRANSFERS OF CONTRACT VALUE


Generally, you may transfer Contract Value among the Investment Options. Transfer requests received at our Administrative Office or Andesa Services, Inc. that are in good order before the close of the New York Stock Exchange
(NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


RESTRICTIONS ON TRANSFERS

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET.

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds. In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. We monitor transfer activity in the following Monitored Funds:

     AB VPS Global Thematic Growth Portfolio
     AB VPS International Value Portfolio
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds High-Income Bond Fund
     American Funds International Fund
     American Funds New World Fund(R)
     Baillie Gifford International Stock Portfolio
     BlackRock High Yield Portfolio

     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Brighthouse/Eaton Vance Floating Rate Portfolio

     Clarion Global Real Estate Portfolio
     Delaware VIP(R) Small Cap Value Series
     Emerging Markets Debt Portfolio
     Emerging Markets Equity Portfolio
     Franklin Mutual Global Discovery VIP Fund
     Franklin Small-Mid Cap Growth VIP Fund
     Global Research Portfolio
     Global Technology Portfolio
     Harris Oakmark International Portfolio
     High Income Portfolio
     International Value Portfolio
     Invesco Small Cap Growth Portfolio
     Invesco V.I. International Growth Fund
     Loomis Sayles Global Markets Portfolio

     Loomis Sayles Small Cap Core Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio

     MFS(R) Global Equity Series
     MFS(R) High Yield Portfolio
     MFS(R) New Discovery Series

     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     Oppenheimer Main Street Small Cap Fund(R)/VA
     Opportunistic Small Cap Portfolio
     Overseas Portfolio
     Putnam VT International Value Fund
     Royce Micro-Cap Portfolio
     Royce Small-Cap Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund

     Templeton Global Bond VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Variable Global High Yield Bond Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine, if for each of Monitored Funds, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Funds at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Funds, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, upon a first violation you will receive a warning letter. Upon a second violation, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:


   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or


   o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Policy Owner.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any policy owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual obligation or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent transfer policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds are generally "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single policy owner). You should read the Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Funds and may disrupt fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the Funds except where the manager of a particular Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some fund managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.

We reserve the right to limit the number of free transfers among the Investment Options to six in any Policy Year and to charge a $10 transfer fee for each additional transfer that we allow. We also reserve the right to limit the number of transfers between the Fixed Account and the Separate Account to two in any Policy Year. See below for additional restrictions involving transfers between the Fixed Account and the Separate Account.


  TRANSFER OF CONTRACT VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25% of the Contract Value in the Fixed Account. It is important to note that since we are enforcing the restriction on transfers and withdrawals from the Fixed Account, it could take 10 years or more to fully transfer or withdraw a current balance in the Fixed Account. You should keep this in mind when considering whether an allocation of Cash Value to the Fixed Account is consistent with your risk tolerance and time horizon.


  TRANSFER OF CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT


Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value.



                                 DEATH BENEFIT

--------------------------------------------------------------------------------
The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be the Amount Insured at the time of death minus any unpaid Monthly Deduction Amount, any Outstanding Loans, and any amount payable to an assignee under a collateral assignment of the Policy.

You may elect one of three Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any Outstanding Loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the "LEVEL OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "MINIMUM AMOUNT INSURED"). Under Option 2 (the "VARIABLE

OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3 (the "ANNUAL INCREASE OPTION"), the Amount Insured will be equal to (a) plus (b) where: (a) is the Stated Amount of the Policy and (b) is the greater of zero and the lesser of
(i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less partial surrenders accumulated at the interest rate shown on the Policy Summary; or if greater, the Minimum Amount Insured.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance policy under the current federal tax law. Under that law, the Minimum Amount Insured equals a stated percentage of the Policy's Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") irrevocably selected by you at the time of application. (Cash Value Accumulation Test or Guideline Premium Cash Value Corridor Test). The Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease by a ratable portion for each full year:


 ATTAINED AGE
  OF INSURED     PERCENTAGE
-------------   -----------
     0-40           250
      45            215
      50            185
      55            150
      60            130
      65            120
      70            115
   75 -- 90         105
   95 -- 99         101
      100           100

Federal tax law imposes another cash funding limitation on cash value life insurance policies that may increase the Minimum Amount Insured shown above. This limitation, known as the "guideline premium limitation," generally applies during the early years of variable universal life insurance policies.

In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in APPENDIX D.

The Death Benefit payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in the effect on the date of the Policy was issued to you.

The investment performance of the Funds, expenses and deduction of charges all impact Contract Value. In some circumstances, the Death Benefit may vary with the amount of the Contract Value. Under Death Benefit Option 1, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Contract Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Contract Value as of the date of the Insured's death (or if greater, the Minimum Amount Insured as of the date of the Insured's death). Under Death Benefit Option 3, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount plus Premium Payments paid, minus partial surrenders, accumulated at the specified interest rate. Finally, if the investment performance of the Funds is too low and the Contract Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium Payments, your Policy may lapse and no coverage will be in effect.


                             DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under the various Death Benefit Options. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no Outstanding Loan.

                        OPTION 1 -- LEVEL DEATH BENEFIT


In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).


                       OPTION 2 -- VARIABLE DEATH BENEFIT


In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).


                       OPTION 3 -- ANNUAL INCREASE OPTION


In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus Premium Payments paid minus partial surrenders, accumulated at the specified interest rates.

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus Premium Payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Minimum Amount Insured is greater than the Stated Amount plus Premium Payments aggregated at 6.00% for one year ($52,650).


                       CHANGING THE DEATH BENEFIT OPTION

After the first Policy Year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The following changes in Death Benefit Options are permissible:

       Option 1 to 2

       Option 2 to 1

       Option 3 to 1

It is not permitted to change from Option 3 to 2, Option 1 to 3, and Option 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. Such an increase in Stated Amount will not require evidence of insurability. If the Option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There are no other direct consequences of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.

                  PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS


Death Benefits are payable within seven days after we receive satisfactory proof of the Insured's death at our Administrative Office. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Outstanding Loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner's estate.

Subject to state law, if the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply (See "Limits on Right to Contest and Suicide Exclusion"). In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See "Contract Value" for effects of partial surrenders on Death Benefits.)

We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest and to which the accountholder has immediate and full access, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available on request from our Administrative Office. We will pay interest on the proceeds as required by the applicable state law.

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

Unless otherwise requested and subject to state law, the Policy's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                              BENEFITS AT MATURITY
--------------------------------------------------------------------------------
If your Policy is in effect on the Maturity Date, we will pay the Policy's Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy. Any payment on the Maturity Date will generally be taxable to the extent of any Policy gain.



                                 OTHER BENEFITS
--------------------------------------------------------------------------------
                                EXCHANGE OPTION


Once the Policy is in effect, during the first 24 months you may choose to irrevocably transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law). Upon election of this option, no future transfers to the Investment Options will be permitted. All future Premium Payments will be allocated to the Fixed Account. No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any Outstanding Loan must be repaid before we will make an exchange.

              INSURED TERM RIDER (SUPPLEMENTAL INSURANCE BENEFITS)


You may choose to purchase the Insured Term Rider as an addition to the Policy when you apply for the Policy.

Combining a policy and a rider, sometimes known as "blending," may be more economical than adding another policy or increasing face amount of the base policy. Combining a Policy with an Insured Term Rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. However, in general, your Policy is being used to informally fund certain executive benefits. Adding an Insured Term Rider does not necessarily reduce the cost of offering benefits to your executives. Adding a rider or riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your Policy's face amount that is made up of base Policy and Insured Term Rider. You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product. Your registered representative can provide you with additional illustrations showing the effects of different proportions of Policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your registered representative.

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your policy values would vary over time based on different assumptions.


                          CASH VALUE ENHANCEMENT RIDER


You also may choose to add the Cash Value Enhancement Rider to the Policy. There is no charge for the Rider. The Rider provides a benefit called the Cash Value Enhancement. The Cash Value Enhancement benefit is an amount in addition to the Cash Surrender Value that the Company may pay you if you surrender the Policy during a certain time frame set forth in the Rider. The maximum amount of the benefit for each Policy Year is set forth on a schedule in the Rider, and is a percentage of cumulative premiums paid less partial surrenders. The payment of the benefit is NOT guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions in pricing. The benefit will not be payable if the Policy has been assigned or is being exchanged in connection with a tax-exempt change under Section 1035.



                               POLICY SURRENDERS
--------------------------------------------------------------------------------
You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. (See "Tax Treatment of Policy Benefits.")


                                 FULL SURRENDER


You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Administrative Office. The Cash Surrender Value is the Contract Value, minus any Outstanding Loans. We will pay you within seven
(7) days after we receive your request in good order. The Policy will terminate on the date we receive your request in good order.


                               PARTIAL SURRENDER


You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered pro rata from all your selected Investment Options and the Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within seven days after we receive your request in good order at our Administrative Office.

In addition to reducing the Policy's Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the Coverage Amount. We may require you to return the Policy to record this reduction.

You may request a partial surrender only after the first Policy Year. While we are not currently enforcing this restriction, we reserve our right to do so in the future.


See Section "Transfer of Contract Value from the Fixed Account to the Investment Options" for details on Fixed Account Restrictions.




                                  POLICY LOANS
--------------------------------------------------------------------------------
While the Policy is in force, you may borrow money using the Policy as the sole security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. (See "Federal Tax Considerations.")


                                LOAN CONDITIONS


   o You may borrow up to 100% of the Policy's Cash Surrender Value as of the date we receive the written loan request in good order. We charge you interest on the amount of the loan.

   o The loan request must be at least $500, except where state law requires a different minimum.

   o To secure the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata by assets) to the Loan Account. Loan amounts will be transferred from the Fixed Account only when insufficient amounts are available in the Investment Options.

   o We charge interest on the outstanding amount of your loan(s), and you must pay this interest in arrears at the end of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. We will transfer an amount equal to the unpaid loan interest from the Investment Options to the Loan Account as security for the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request.

   o Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.50% in years 11-25 and 4.70% in years 26 and later.

   o We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request at our Administrative Office. We may postpone the payment of the loans under certain conditions.

   o You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Administrative Office.

   o Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a Premium Payment to the Policy.

   o As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options based on your current Premium Payment allocation percentages. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Contract Value as of the date we receive the loan request.

   o We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds if they become payable.

   o If any unpaid loan amount, including any interest you owe, equals or exceeds the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period, subject to state law. (See "Lapse and Reinstatement.")

                                EFFECTS OF LOANS


A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value that was in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. (See "Tax Treatment of Policy Benefits.") You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.



                            LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------
                                     LAPSE


Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due. Generally, the amount due to keep the Policy in effect will be all Monthly Deduction Amounts past due plus premium at least equal to the following three Monthly Deduction Amounts and the amount to repay or restore any Outstanding Loans.


                                  GRACE PERIOD


After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an Outstanding Loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the Outstanding Loan and not as an additional Premium Payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any Outstanding Loan.


                                 REINSTATEMENT


You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

    (1) the Policy was not surrendered for cash and it is before the Maturity Date;

    (2)   you furnish us with acceptable evidence of insurability;

    (3)   you pay all past due Monthly Deduction Amounts;

    (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts (subject to state law); and

    (5)   you pay the amount of any Outstanding Loan.

Upon reinstatement, the Policy's Contract Value, prior to applying any premiums or loan repayments will be the Contract Value at the end of the Grace Period. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us. Unless it is specified otherwise, all amounts will be allocated based on the Fund allocation factors in effect at the start of the Grace Period.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a modified endowment contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy Owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The
Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL OR FOREIGN TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.


                      POTENTIAL BENEFITS OF LIFE INSURANCE


Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

   o INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

   o INCOME TAX-FREE GROWTH OF CONTRACT VALUE (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

   o INCOME TAX-FREE ACCESS TO CONTRACT VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.

Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code ("IRC" or the "CODE"). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

   o   A definition of a life insurance contract.

   o   Diversification requirements for separate account assets.

   o Limitations on policy owner's control over the assets in a separate account.

   o Guidelines to determine the maximum amount of premium that may be paid into a policy.

   o   Limitations on withdrawals from a policy.

   o Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY


DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 of the Code. Complying with either the cash value accumulation test or the guideline premium cash value corridor test set forth in IRC Section 7702 will satisfy this definition. Guidance as to how IRC Section 7702 is to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above. The insurance proceeds payable upon death of the insured under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.


DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC.

The Separate Account, through the Funds, intends to comply with these requirements. Although the Company does not control the Funds, the Company intends to monitor the investments of the Funds to ensure compliance with the diversification requirements.

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.


INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the Separate Account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the Separate Account assets supporting the Policy.


                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.


IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1), unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in IRC Section 101 (a)(2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18,

2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."


MODIFIED ENDOWMENT CONTRACTS (MEC)

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES BUT WHICH FAILS TO SATISFY A 7-PAY TEST AS SET FORTH IN THE IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the Stated Amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and full surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. However, the foregoing exceptions generally do not apply to a Policy Owner that is a non-natural person, such as a corporation.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a MEC remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the Contract Value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in the section entitled "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.


DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a MEC are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a full surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax. Any outstanding loan at the time of an exchange is generally taxable to the extent of policy gain.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal adviser before effecting any change to a policy that is not a modified endowment contract.


TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.


INVESTMENT IN THE POLICY

Investment in the policy generally means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner.


BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

                            OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping transfer and other taxes.

In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST


The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the Company, to determine the existence of insurable interest in the life of the Insured under applicable state law.


                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.


                           TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to policy owners since the Company is the owner of the assets from which the tax benefits are derived.


                            ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.


                          DISTRIBUTION & COMPENSATION
--------------------------------------------------------------------------------

                                  DISTRIBUTION


PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT. The Company has entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC ("Distributor"), for the distribution of the Policies. Prior to March 6, 2017, the distributor of the Policies was MetLife Investors Distribution Company. Distributor is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory

Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


We and Distributor entered into selling agreements with broker-dealers ("selling firms") for the sale of the Policies through their registered representatives. Prior to July 1, 2016, these broker-dealers included our former affiliate, MetLife Securities, Inc. ("MSI"). On July 1, 2016, MSI was sold to Massachusetts Mutual Insurance Life Insurance Company and is no longer affiliated with us.



                                  COMPENSATION



All selling firms receive commissions. The portion of the commission payments that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. A selling firm or a sales representative of a selling firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another due to differing compensation rates.

For policies issued prior to July 1, 2016, our formerly affiliated sales representatives received cash payments for the products they sold and serviced based on a "gross dealer concession" model. The percentage of the gross dealer concession to which the representative was entitled was based on a sliding-scale formula that took into account the total amount of proprietary and non-proprietary products sold and serviced by the representative. The gross dealer concession amount in the first Policy year was 117% of premiums paid up to the Commissionable Target Premium, and 5.0% of premiums paid in excess of the Commissionable Target Premium. In Policy years 2 through 10, the gross dealer concession amount is 8.0% of all premiums paid, and in Policy years 11 and thereafter the gross dealer concession amount is 2.0% of all premiums.

We and Distributor may enter into preferred distribution arrangements with selected selling firms under which we pay additional compensation, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance products (including the Policies) and may also depend on meeting thresholds in the sale of certain of our insurance products. They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of these variable products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer these products. Persistency payments are periodic payments based on account and/or cash values of these variable insurance products. Preferred status fees are paid to obtain preferred treatment of these products in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

These preferred distribution arrangements are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. We and Distributor have entered into preferred distribution arrangements with the selling firms listed in the Statement of Additional Information. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms or their representatives with an incentive to favor sales of the Policies over other variable insurance policies (or other investments) with respect to which the selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.

We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team, advertising expenses, and other expenses of distributing the Policies. Distributor's management team may also be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and similar items.

Commissions and other incentives or payments described above are not charged directly to Policy Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy.

The Statement of Additional Information contains additional information about the compensation paid for the sale of the Policies.




                            OTHER POLICY INFORMATION
--------------------------------------------------------------------------------
                             VALUATION AND PAYMENT


You may send your written requests for payment to our Administrative Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Administrative Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Administrative Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.


              SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT


We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Contract Value in the Separate Account in any case whenever:

    (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

    (2) the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Contract Value is being withdrawn from the Fixed Account.

We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check or pre-authorized checking account deduction has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


                               POLICY STATEMENTS

We will maintain all records relating to the Separate Account, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

   o   the Contract Value, Stated Amount and Amount Insured;

   o   the date and amount of each Premium Payment;

   o   the date and amount of each Monthly Deduction;

   o the amount of any Outstanding Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

   o   the date and amount of any partial surrenders;

   o   the annualized cost of any Riders purchased under the Policy; and

   o a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.


                LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION


The Company may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and
(ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.


                         MISSTATEMENT AS TO SEX AND AGE


If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Administrative Office.


                                 POLICY CHANGES


At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of any Policy changes.

Once the Policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:


WRITTEN CHANGES REQUIRING UNDERWRITING APPROVAL:


   o   increases in the Stated Amount of insurance


WRITTEN CHANGES NOT REQUIRING UNDERWRITING APPROVAL:


   o   decreases in the Stated Amount of insurance

   o   changing the Death Benefit option

   o   changes to the way your Premiums Payments are allocated

   o   changing the Beneficiary (unless irrevocably named)

Written requests for changes may be sent to the Company at our Administrative Office.


                     RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.


                                 CYBERSECURITY


Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Policy Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Policy Owners and their Policies. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Policy Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the applicable Policy.



                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, Brighthouse Fund UL III for Variable Life Insurance, and the financial statements of the Company, are in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Policies.

                                   APPENDIX A
--------------------------------------------------------------------------------
               GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS


ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.


ADMINISTRATIVE OFFICE -- the administrative office of the Company located at Brighthouse - Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or other location designated by the Company in writing.


AGE -- the Insured's age as of his or her last birthday on the Policy Date.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will generally be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender accumulated at the interest rate shown on the Policy Summary; or, if greater, the Minimum Amount Insured.

ANDESA SERVICES, INC. -- the third party administrator for this product, located at 6575 Snowdrift Road, Suite 108, Allentown, PA, 18106.

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

CASE -- a grouping of one or more Policies connected by a non-arbitrary factor. Every Policy issued will be part of a Case. Each Case will have one Policy Owner.

CASH SURRENDER VALUE -- the Contract Value less any Outstanding Loans.

CODE -- the Internal Revenue Code.


COMPANY (ISSUING COMPANY) -- Brighthouse Life Insurance Company.


CONTRACT VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

COST OF INSURANCE CHARGE -- a charge that reflects the anticipated mortality of the Insured.

COVERAGE AMOUNT -- the Amount Insured less the Contract Value.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Contract Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- an account that consists of the Company's assets other than those held in any separate account.

HOME OFFICE -- the home office of the Company located at 11225 North Community House Road, Charlotte, North Carolina 28277.


INTERNET SITE -- www.brighthousefinancial.com


INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.


INSURANCE COMPANY -- Brighthouse Life Insurance Company.


INSURANCE RISK -- is equal to the Coverage Amount.

INSURED -- the person whose life is insured under the Policy.

INVESTMENT OPTIONS -- the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.


ISSUING COMPANY -- Brighthouse Life Insurance Company.


LOAN ACCOUNT -- an account in the Company's General Account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- an amount equal to the Policy's Contract Value, less any Outstanding Loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

MATURITY DATE -- the anniversary of the Policy Date on which the Insured is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown in the Policy Summary.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK (COVERAGE AMOUNT) -- the Death Benefit minus the Contract Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- the amount owed the Company as a result of policy loans including both principal and accrued interest.

PLAN EFFECTIVE DATE -- the Policy Date of the first Policy issued for a plan (i.e., an arrangement where an employer or trustee will own a group of Policies on the lives of certain employees, or in other instances, where a group of Policies will be purchased at one time).

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

POLICY -- Corporate Owned Variable Universal Life Insurance 2000, a corporate owned variable flexible premium life insurance policy.

POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g. Deduction Days, Policy Years) -- shown on the Policy Summary.

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

UNDERWRITING PERIOD -- the time period from when we receive a completed application until the Issue Date.

VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.


WE, US, OUR -- Brighthouse Life Insurance Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
                     ADDITIONAL INFORMATION REGARDING FUNDS



Certain Funds were subject to a name change. The chart below identifies the former name and new name of each of these Funds, and the former name and new name of the trust of which the Fund is a part.



NAME CHANGES



                FORMER FUND/TRUST NAME                                 NEW FUND/TRUST NAME
----------------------------------------------------- ----------------------------------------------------
MET INVESTORS SERIES TRUST                            BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio       Brighthouse/Aberdeen Emerging Markets Equity
                                                      Portfolio
 Met/Wellington Large Cap Research Portfolio          Brighthouse/Wellington Large Cap Research Portfolio
 MetLife Asset Allocation 100 Portfolio               Brighthouse Asset Allocation 100 Portfolio
 MetLife Small Cap Value Portfolio                    Brighthouse Small Cap Value Portfolio
METROPOLITAN SERIES FUND                              BRIGHTHOUSE FUNDS TRUST II
 Barclays Aggregate Bond Index Portfolio              MetLife Aggregate Bond Index Portfolio
 Met/Wellington Balanced Portfolio                    Brighthouse/Wellington Balanced Portfolio
 Met/Wellington Core Equity Opportunities Portfolio   Brighthouse/Wellington Core Equity Opportunities
                                                      Portfolio
 MSCI EAFE(R) Index Portfolio                         MetLife MSCI EAFE(R) Index Portfolio
 Russell 2000(R) Index Portfolio                      MetLife Russell 2000(R) Index Portfolio
 MetLife Asset Allocation 20 Portfolio                Brighthouse Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio                Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio                Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                Brighthouse Asset Allocation 80 Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.               MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
 Emerging Markets Equity Portfolio                    Emerging Markets Equity Portfolio
 Emerging Markets Debt Portfolio                      Emerging Markets Debt Portfolio




                                   APPENDIX C

--------------------------------------------------------------------------------
                   TARGET PREMIUM PER $1,000 OF STATED AMOUNT

                          (IF AVAILABLE IN YOUR STATE)


  AGE       MALE        FEMALE       UNISEX
------   ----------   ----------   ---------
  20     20.75046     17.76811     20.15660
  21     21.43931     18.41151     20.83692
  22     22.15540     19.07822     21.54229
  23     22.89985     19.77061     22.27547
  24     23.67203     20.49002     23.03759
  25     24.47303     21.23587     23.82807
  26     25.30237     22.00956     24.64648
  27     26.15803     22.81058     25.49061
  28     27.04391     23.64019     26.36478
  29     27.96810     24.49974     27.27515
  30     28.93223     25.39050     28.22519
  31     29.93846     26.31420     29.21513
  32     30.98879     27.26929     30.24699

  AGE        MALE         FEMALE       UNISEX
------   -----------   -----------   ----------
  33      32.08244      28.25862      31.31966
  34      33.21998      29.28066      32.43372
  35      34.40231      30.33542      33.58984
  36      35.62875      31.42269      34.78864
  37      36.89887      32.54581      36.02937
  38      38.21380      33.70666      37.31331
  39      39.57333      34.90869      38.64156
  40      40.98082      36.15456      40.01542
  41      42.43483      37.44393      41.43655
  42      43.93497      38.77792      42.90320
  43      45.47934      40.15795      44.41354
  44      47.06408      41.58437      45.96532
  45      48.68721      43.05748      47.55816
  46      50.35153      44.57635      49.19205
  47      52.05909      46.14015      50.86933
  48      53.82129      47.74978      52.60081
  49      55.65264      49.40329      54.39601
  50      57.55331      51.10045      56.25603
  51      59.52395      52.84293      58.18077
  52      61.56006      54.62786      60.16500
  53      63.65497      56.45561      62.20607
  54      65.80535      58.32662      64.29880
  55      68.00239      60.24140      66.43654
  56      70.24448      62.19765      68.61843
  57      72.53540      64.19326      70.84671
  58      74.89684      66.22932      73.13829
  59      77.34745      68.30904      75.50944
  60      79.88828      70.43886      77.96041
  61      82.50695      72.62267      80.48453
  62      85.18613      74.86294      83.06646
  63      87.90817      77.16453      85.69409
  64      90.67166      79.53113      88.36535
  65      93.48089      81.96817      91.08574
  66      96.35338      84.48046      93.86943
  67      99.31975      87.07340      96.74203
  68     102.40600      89.75142      99.72414
  69     105.64164      92.52270     102.84177
  70     109.04977      95.39222     106.11045
  71     112.63969      98.36063     109.53631
  72     116.38886     101.42742     113.10176
  73     120.28963     104.60168     116.80131
  74     124.39784     107.89189     120.67888
  75     128.76831     111.31764     124.77812
  76     133.45523     114.90649     129.14242
  77     138.49658     118.69317     133.80624
  78     143.89584     122.71355     138.77520
  79     149.64681     127.01309     144.04965
  80     155.77273     131.63730     149.65179

                                   APPENDIX D
--------------------------------------------------------------------------------
                      CASH VALUE ACCUMULATION TEST FACTORS

                          (IF AVAILABLE IN YOUR STATE)


 ATTAINED AGE       MALE        FEMALE       UNISEX
--------------   ----------   ----------   ---------
      20         796.856%     902.894%     796.856%
      21         770.878%     871.381%     770.878%
      22         745.677%     840.968%     745.677%
      23         721.181%     811.562%     721.181%
      24         697.376%     783.122%     697.376%
      25         674.290%     755.675%     674.290%
      26         651.938%     729.176%     651.938%
      27         630.362%     703.635%     630.362%
      28         609.463%     679.010%     609.463%
      29         589.127%     655.262%     589.127%
      30         569.320%     632.357%     569.320%
      31         550.066%     610.257%     550.066%
      32         531.358%     588.984%     531.358%
      33         513.231%     568.474%     513.231%
      34         495.687%     548.742%     495.687%
      35         478.726%     529.769%     478.726%
      36         462.344%     511.538%     462.344%
      37         446.549%     493.984%     446.549%
      38         431.325%     477.072%     431.325%
      39         416.657%     460.756%     416.657%
      40         402.531%     445.006%     402.531%
      41         388.928%     429.826%     388.928%
      42         375.852%     415.200%     375.852%
      43         363.297%     401.115%     363.297%
      44         351.258%     387.562%     351.258%
      45         339.716%     374.532%     339.716%
      46         328.651%     362.023%     328.651%
      47         318.032%     350.027%     318.032%
      48         307.803%     338.525%     307.803%
      49         297.926%     327.511%     297.926%
      50         288.403%     316.969%     288.403%
      51         279.237%     306.875%     279.237%
      52         270.441%     297.224%     270.441%
      53         262.012%     287.995%     262.012%
      54         253.952%     279.168%     253.952%
      55         246.259%     270.721%     246.259%
      56         238.921%     262.644%     238.921%
      57         231.917%     254.922%     231.917%
      58         225.204%     247.535%     225.204%
      59         218.752%     240.457%     218.752%
      60         212.561%     233.663%     212.561%
      61         206.635%     227.134%     206.635%
      62         200.988%     220.859%     200.988%
      63         195.616%     214.823%     195.616%
      64         190.506%     209.017%     190.506%

 ATTAINED AGE       MALE        FEMALE       UNISEX
--------------   ----------   ----------   ---------
      65         185.637%     203.431%     185.637%
      66         180.985%     198.056%     180.985%
      67         176.526%     192.887%     176.526%
      68         172.243%     187.918%     172.243%
      69         168.122%     183.143%     168.122%
      70         164.158%     178.556%     164.158%
      71         160.357%     174.158%     160.357%
      72         156.733%     169.949%     156.733%
      73         153.291%     165.919%     153.291%
      74         150.012%     162.063%     150.012%
      75         146.885%     158.372%     146.885%
      76         155.141%     155.141%     155.141%
      77         152.556%     152.556%     152.556%
      78         150.067%     150.067%     150.067%
      79         147.665%     147.665%     147.665%
      80         145.630%     145.630%     145.630%
      81         143.404%     143.404%     143.404%
      82         141.307%     141.307%     141.307%
      83         139.321%     139.321%     139.321%
      84         137.428%     137.428%     137.428%
      85         130.271%     130.271%     130.271%
      86         128.604%     128.604%     128.604%
      87         127.012%     127.012%     127.012%
      88         125.528%     125.528%     125.528%
      89         124.135%     124.135%     124.135%
      90         122.791%     122.791%     122.791%
      91         121.378%     121.378%     121.378%
      92         119.851%     119.851%     119.851%
      93         118.274%     118.274%     118.274%
      94         116.681%     116.681%     116.681%
      95         115.085%     115.085%     115.085%
      96         113.438%     113.438%     113.438%
      97         111.634%     111.634%     111.634%
      98         109.478%     109.478%     109.478%
      99         106.779%     106.779%     106.779%

To learn more about the Policy, you should read the Statement of Additional Information ("SAI") dated the same date as this prospectus, which is incorporated by reference into this prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to Brighthouse Life Insurance Company, Specialized Benefit Resources, 501 Route 22, Bridgewater, NJ 08807 or by calling us at 1-908-253-1400.


To obtain free copies of personalized illustrations of Death Benefits, Cash Surrender Values, and Contract Values please contact your agent or registered representative.

The SAI and additional information about the Registrant can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Securities and Exchange Commission (the "SEC") at 202-942-8090. Reports and other information about the Registrant, including the SAI, are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549.

Investment Company Act File Number: 811-09215




Book 50                                                                   5/17

             CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III
                                   PROSPECTUS



                                  MAY 1, 2017
       CORPORATE OWNED FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
              BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE
                 ISSUED BY: BRIGHTHOUSE LIFE INSURANCE COMPANY

This prospectus describes information you should know before you purchase Corporate Owned Variable Universal Life Insurance III (the "Policy"), a flexible premium variable life insurance policy issued by Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) ("We", or the "Company"). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. Please consult your Policy for the provisions that apply in your state. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.


As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a MINIMUM TARGET PREMIUM OF $100,000 PER CASE. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (the "INSURED"). Premium Payments are flexible in both frequency and amount.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Variable life insurance policies are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Replacing any existing life insurance policy with this Policy may not be to your advantage.

You can build Contract Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in Mutual Funds (the "FUNDS"). A fixed rate option (the "FIXED ACCOUNT") is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.

Investment Options that invest in the following Funds are available for all
Policies:

AB VARIABLE PRODUCTS SERIES FUND, INC.
     AB VPS Global Thematic Growth Portfolio -- Class B
     AB VPS Intermediate Bond Portfolio -- Class A
     AB VPS International Value Portfolio -- Class A
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
     Invesco V.I. Comstock Fund -- Series II
     Invesco V.I. Government Securities Fund -- Series I
     Invesco V.I. International Growth Fund -- Series I
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS I
     VP Capital Appreciation Fund
     VP Ultra(R) Fund
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds High-Income Bond Fund
     American Funds International Fund
     American Funds New World Fund(R)
  American Funds U.S. Government/AAA-Rated Securities Fund

BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B

  Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Brighthouse/Eaton Vance Floating Rate Portfolio -- Class A
  Brighthouse/Wellington Large Cap Research Portfolio -- Class E
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B
     JPMorgan Core Bond Portfolio -- Class B
     Loomis Sayles Global Markets Portfolio -- Class A
     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     Baillie Gifford International Stock Portfolio -- Class A
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Large Cap Value Portfolio -- Class B
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A

  Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A
     Loomis Sayles Small Cap Core Portfolio -- Class A
     MetLife Aggregate Bond Index Portfolio -- Class A
     MetLife Mid Cap Stock Index Portfolio -- Class A
     MetLife MSCI EAFE(R) Index Portfolio -- Class A
     MetLife Russell 2000(R) Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Small Cap Growth Portfolio -- Class A
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A Western Asset Management U.S. Government Portfolio -- Class A

DELAWARE VIP(R) TRUST -- STANDARD CLASS
     Delaware VIP(R) Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
     Appreciation Portfolio
     International Value Portfolio
     Opportunistic Small Cap Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class 2
     Equity-Income Portfolio -- Initial Class
     Freedom 2010 Portfolio -- Initial Class
     Freedom 2015 Portfolio -- Initial Class
     Freedom 2020 Portfolio -- Initial Class
     Freedom 2025 Portfolio -- Initial Class
     Freedom 2030 Portfolio -- Initial Class
     Government Money Market Portfolio -- Initial Class
     Growth & Income Portfolio -- Service Class 2
     High Income Portfolio -- Initial Class
     Index 500 Portfolio -- Initial Class
     Investment Grade Bond Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
     Overseas Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Franklin Mutual Global Discovery VIP Fund -- Class 2
     Templeton Developing Markets VIP Fund -- Class 2

     Templeton Foreign VIP Fund -- Class 2
     Templeton Global Bond VIP Fund -- Class 1
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
     Global Technology Portfolio
     Janus Aspen Perkins Mid Cap Value Portfolio
     Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

     Western Asset Variable Global High Yield Bond Portfolio

MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
     MFS(R) Global Equity Series
     MFS(R) New Discovery Series
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL CLASS
     MFS(R) High Yield Portfolio

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. -- CLASS I
     Emerging Markets Debt Portfolio
     Emerging Markets Equity Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-SERVICE SHARES
     Oppenheimer Main Street Small Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
     PIMCO All Asset Portfolio
     PIMCO CommodityRealReturn(R) Strategy Portfolio
     PIMCO Long-Term U.S. Government Portfolio
     PIMCO Low Duration Portfolio
     PIMCO Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
     Putnam VT International Value Fund
ROYCE CAPITAL FUND -- INVESTMENT CLASS
     Royce Micro-Cap Portfolio

     Royce Small-Cap Portfolio

TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund


Certain Funds have been subject to a name change. Please see Appendix B -- "Additional Information Regarding Funds" for more information.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                               TABLE OF CONTENTS






                                                              PAGE
                                                             -----
SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS..............    3
Policy Summary..............................................    3
Principal Policy Benefits...................................    3
Principal Policy Risks......................................    4
Fund Company Risks..........................................    5
FEE TABLES..................................................    6
Transaction Fees............................................    6
Periodic Charges Other Than Fund Operating Expenses.........    7
Fund Charges and Expenses...................................    9
DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND
  FUNDS.....................................................   13
The Insurance Company.......................................   13
The Separate Account and its Investment Options.............   13
The Funds...................................................   14
Voting Rights...............................................   23
Conflicts of Interest.......................................   23
The Fixed Account...........................................   23
POLICY CHARGES AND DEDUCTIONS...............................   23
Charges Against Premium.....................................   24
Charges Against Contract Value..............................   25
Charges Against the Separate Account........................   26
Fund Charges................................................   26
Modification, Reserved Rights and Other Charges.............   26
POLICY DESCRIPTION..........................................   26
Applying for a Policy.......................................   26
Right to Cancel (free look period)..........................   27
When Coverage Begins........................................   27
Income Tax Free `Section 1035' Exchanges....................   28
Ownership/Policy Rights.....................................   28
PREMIUMS....................................................   29
Amount, Frequency and Duration of Premium Payments..........   29
Allocation of Premium Payments..............................   30
VALUES UNDER YOUR POLICY....................................   30
Contract Value..............................................   30
Investment Option Valuation.................................   31
Fixed Account Valuation.....................................   32
Loan Account Valuation......................................   32
TRANSFERS...................................................   32
Transfers of Contract Value.................................   32
Transfer of Contract Value from the Fixed Account to the
  Investment Options........................................   35
Transfer of Contract Value from the Investment Options to
  the Fixed Account.........................................   35
DEATH BENEFIT...............................................   35
Death Benefit Examples......................................   36
Changing the Death Benefit Option...........................   37


                                                             PAGE
                                                             -----
Paying the Death Benefit and Payment Options................   38
BENEFITS AT MATURITY........................................   38
OTHER BENEFITS..............................................   38
Exchange Option.............................................   38
Insured Term Rider (Supplemental Insurance Benefits)........   39
Cash Value Enhancement Rider................................   39
POLICY SURRENDERS...........................................   39
Full Surrender..............................................   39
Partial Surrender...........................................   39
POLICY LOANS................................................   40
Loan Conditions.............................................   40
Effects of Loans............................................   41
LAPSE AND REINSTATEMENT.....................................   41
Lapse.......................................................   41
Grace Period................................................   41
Reinstatement...............................................   41
FEDERAL TAX CONSIDERATIONS..................................   42
Potential Benefits of Life Insurance........................   42
Tax Status of the Policy....................................   43
Tax Treatment of Policy Benefits............................   43
OTHER TAX CONSIDERATIONS....................................   46
Insurable Interest..........................................   46
The Company's Income Taxes..................................   46
Tax Credits and Deductions..................................   46
Alternative Minimum Tax.....................................   46
DISTRIBUTION & COMPENSATION.................................   46
Distribution................................................   46
Compensation................................................   47
OTHER POLICY INFORMATION....................................   48
Valuation and Payment.......................................   48
Suspension of Valuation and Postponement of Payment.........   48
Policy Statements...........................................   48
Limits on Right to Contest and Suicide Exclusion............   49
Misstatement as to Sex and Age..............................   49
Policy Changes..............................................   49
Restrictions on Financial Transactions......................   49
Cybersecurity...............................................   49
LEGAL PROCEEDINGS...........................................   50
FINANCIAL STATEMENTS........................................   50
APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT THIS
  PROSPECTUS................................................  A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING FUNDS..........  C-1
APPENDIX C: TARGET PREMIUM PER $1,000 OF STATED
  AMOUNT....................................................  C-1
APPENDIX D: CASH VALUE ACCUMULATION TEST FACTORS............  D-1

                 SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS
--------------------------------------------------------------------------------
This section provides a SUMMARY of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.


                                 POLICY SUMMARY


The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.


                           PRINCIPAL POLICY BENEFITS


   o   Death Benefit

       We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

       In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

       o   OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of
           (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured's date of death.

       o OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of (i) the Stated Amount plus the Contract Value of the Policy or
           (ii) the Minimum Amount Insured on the Insured's date of death.

       o OPTION 3 -- ANNUAL INCREASE OPTION: the Death Benefit will be the greater of:

           1. (a) plus (b) where: (a) is the Stated Amount as of the Insured's date of death; and (b) is the greater of zero and the lesser of
               (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less any partial surrenders accumulated at the interest rate shown on the Policy Summary; OR

           2.  the Minimum Amount Insured on the Insured's date of death.

       The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and Outstanding Loans and charges.

   o   Policy Surrenders (Withdrawals)

       You may withdraw some or all of your money from your Policy.

   o   Policy Loans

       You may borrow against your Policy using your Policy as collateral.

   o   The Investment Options and the Corresponding Funds

       You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

   o   The Fixed Account

       You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

   o   Flexible Premium Payments

       After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

   o   Tax-Free Death Benefit

       Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit. In the case of an employer owned policy, certain notice and consent and other requirements must be satisfied to obtain federal income tax-free death benefits.

   o   Right to Cancel Period


       We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
       (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.


   o   Exchange Option

       During the first two Policy Years you can transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law).

   o   Personalized Illustrations

       You may request personalized illustrations for the Policy that reflect the Insured's age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value.


                             PRINCIPAL POLICY RISKS


   o   Poor Fund Performance (Investment Risk)

       The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your Planned Premium Payments (as illustrated). In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

   o   Tax Risks

       We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Contract Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium Payments at any time during certain 7-pay test periods exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals. Finally, tax laws and regulations impacting this Policy and your tax status are always subject to change.

   o   Policy Lapse

       There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

   o   Policy Withdrawal Limitations

       The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

   o   Effects of Policy Loans

       A Policy loan, whether or not repaid, will affect your Policy's Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

   o   Credit Risk

       The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

   o   Increase in Current Fees and Expenses

       Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

   o   Flexible Premium Payments

       Even if you send us your Planned Premium (as illustrated) your Policy may still lapse if poor investment performance and/or certain Policy transactions substantially reduce your Contract Value.

   o   Policy is Not Suited for Short-Term Investment

       We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.


                               FUND COMPANY RISKS

A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus.

Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

There is no assurance that any of the Funds will achieve their stated investment objective.

                                   FEE TABLES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Current Charge, the Maximum Guaranteed Charge and where the amount of a charge depends on the Insured's characteristics, such as age or rating classification, the charge for a Sample Insured.


                                TRANSACTION FEES



                                  WHEN WE DEDUCT
CHARGE                              THE CHARGE
------------------------- ------------------------------

--------                  ------------------------------
Front-End Sales Expense   Upon receipt of each
Charge(2)                 Premium Payment

--------                  ------------------------------

--------                  ------------------------------
Surrender Charge          When you fully or partially
                          surrender your Policy

--------                  ------------------------------

--------                  ------------------------------
Transfer Charge           When you transfer Contract
                          Value among the
                          Investment Options

--------                  ------------------------------

--------                  ------------------------------
Illustrations             When you request an
                          illustration after the Policy
                          is issued

--------                  ------------------------------

--------                  ------------------------------



CHARGE                                                    AMOUNT DEDUCTED(1)
------------------------- ----------------------------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------
Front-End Sales Expense   Current Charge:      See Chart Below(3)
                          -------------------- -------------------------------------------------------------
Charge(2)
                          GUARANTEED CHARGE:   IN ALL POLICY YEARS: 12% OF PREMIUM PAYMENTS UP TO THE
--------                  --------------------
                                               TARGET PREMIUM AND 8% ON PREMIUM PAYMENTS IN EXCESS
                                               OF THE TARGET PREMIUM
                                               -------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------
Surrender Charge          Current Charge:      No charge
                          -------------------- -------------------------------------------------------------
                          GUARANTEED CHARGE:   NO CHARGE
--------                  -------------------- -------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------
Transfer Charge           Current Charge:      No charge
                          -------------------- -------------------------------------------------------------
                          GUARANTEED CHARGE:   UP TO SIX FREE TRANSFERS A YEAR; $10 PER TRANSFER THEREAFTER
--------                  -------------------- -------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------
Illustrations             Current Charge:      No charge
                          -------------------- -------------------------------------------------------------
                          GUARANTEED CHARGE:   $15 PER ILLUSTRATION
--------                  -------------------- -------------------------------------------------------------

--------                  -------------------- -------------------------------------------------------------


------------
(1) Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on age, gender, policy duration and the amount of insurance coverage. This rate may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your agent or registered representative.

(2) The current and guaranteed charges for the Front-End Sales Expense Charge includes the Premium Tax Charge and the Federal Deferred Acquisition Cost Charge. See "Policy Charges and Deductions" for more information.

(3)


                              SALES EXPENSE CHARGES
                                ON A CURRENT BASIS
                  ----------------------------------------------
  POLICY YEARS     UP TO TARGET PREMIUM     ABOVE TARGET PREMIUM
---------------   ----------------------   ---------------------
     Year 1                10%                     6.8%
     Year 2                10%                     6.4%
     Year 3                8%                      6.0%
     Year 4                8%                      5.5%
     Year 5                8%                      4.5%
  Years 6 & 7              8%                      3.5%
    Years 8+              3.5%                     3.5%


The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund Expenses.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


                                     WHEN WE DEDUCT
CHARGE                                 THE CHARGE
---------------------------- ------------------------------

---------------------------- ------------------------------
Cost of Insurance Charge     Monthly on the Deduction
(COI)(1)                     Day

---------------------------- ------------------------------

---------------------------- ------------------------------
Policy Administrative        Monthly on the Deduction
Expense Charges              Date

---------------------------- ------------------------------

---------------------------- ------------------------------
Mortality and Expense Risk   Daily from the unloaned
(M&E) Charge(5)              portion of the Contract
                             Value invested in the
                             Separate Account

---------------------------- ------------------------------

---------------------------- ------------------------------
Monthly Sales Expense        Monthly for the first twenty
Charge                       (20) Policy Years and for 20
                             Policy Years following an
                             increase in the Stated
                             Amount on the Deduction
                             Date from unloaned portion
                             of the Contract Value

---------------------------- ------------------------------

---------------------------- ------------------------------
Cost of Policy Loans(6)      In arrears, at the end of
                             each Policy Year from the
                             Loan Account

---------------------------- ------------------------------

---------------------------- ------------------------------



CHARGE                                                              AMOUNT DEDUCTED
---------------------------- ----------------------------------------------------------------------------------------------

---------------------------- --------------------------- ------
Cost of Insurance Charge     Current Charge:             Rates per $1000 of Insurance Risk for First Year of
                             ---------------------------
(COI)(1)                                                 Coverage:
                                                         Minimum: $0.006(2)
                                                         Maximum: $60.853(3)
                                                         ------------------------------------------------------------------
                             GUARANTEED CHARGE:          RATES PER $1000 OF INSURANCE RISK FOR FIRST YEAR OF
                             ---------------------------
                                                         COVERAGE:
                                                         MINIMUM: $0.039(4)
                                                         MAXIMUM: $60.853(3)
                                                         ------------------------------------------------------------------
                             Sample Charge for a 43      Rates per $1000 of Insurance Risk for First Year of
----------------------------
                             year-old non-smoking male   Coverage:
                             (guaranteed issue)          Current: $0.026
                             ---------------------------
                                                         Guaranteed: $0.189
                                                         ------------------------------------------------------------------

---------------------------- --------------------------- ------
Policy Administrative        Current Charge:             $ 5.00
                             --------------------------- ------
Expense Charges
                             GUARANTEED CHARGE:          $10.00
---------------------------- --------------------------- ------

---------------------------- --------------------------- ------
Mortality and Expense Risk   Current Charge:             0.20% on an annual basis of the amounts in the
                             ---------------------------
(M&E) Charge(5)                                          Investment Options for Policy Years 1-25 and 0.05%
                                                         thereafter
                                                         ------
                             GUARANTEED CHARGE:          0.75% ON AN ANNUAL BASIS FOR ALL POLICY YEARS
---------------------------- --------------------------- ------------------------------------------------------------------

---------------------------- --------------------------- ------
Monthly Sales Expense        Current Charge:             For Policies issued on or after January 1, 2009, the current
                             ---------------------------
Charge                                                   charge is $0 for all other Policies, the monthly rate per
                                                         thousand is equal to: $0.10 times the percentage of initial base Stated Amount. This monthly rate is applied to the
                                                         greater of (1) and (2) where (1) is equal to 6 times the first year premium and (2) is equal to the lesser of (a) and
                                                         (b) where: (a) is equal to the initial total Stated Amount and
                                                         (b) is equal to the product of (i) initial total Death Benefit;
                                                         (ii) the target premium factor per thousand (see
                                                         Appendix C); (iii) 2%.
                                                         ------------------------------------------------------------------
                             GUARANTEED CHARGE:          THE MONTHLY RATE PER THOUSAND IS EQUAL TO: $0.10 TIMES
---------------------------- ---------------------------
                                                         THE PERCENTAGE OF INITIAL BASE STATED AMOUNT. THIS
                                                         MONTHLY RATE IS APPLIED TO THE GREATER OF (1) AND (2) WHERE
                                                         (1) IS EQUAL TO 6 TIMES THE FIRST YEAR PREMIUM AND (2) IS
                                                         EQUAL TO THE LESSER OF (A) AND (B) WHERE: (A) IS EQUAL TO THE
                                                         INITIAL TOTAL STATED AMOUNT AND (B) IS EQUAL TO THE PRODUCT
                                                         OF: (I) INITIAL TOTAL DEATH BENEFIT; (II) THE TARGET PREMIUM
                                                         FACTOR PER THOUSAND (SEE APPENDIX C); (III) 2%.
                                                         ------------------------------------------------------------------

---------------------------- --------------------------- ------
Cost of Policy Loans(6)      Current Charge:             0.60% on an annual basis of the loan amount for the first
                             ---------------------------
                                                         ten (10) Policy Years, 0.50% for Policy Years eleven (11)
                                                         through twenty (20), and 0.15% thereafter.
                                                         ------------------------------------------------------------------
                             GUARANTEED CHARGE:          1.00% ON AN ANNUAL BASIS OF THE LOAN AMOUNT FOR ALL
---------------------------- ---------------------------
                                                         POLICY YEARS
                                                         ------------------------------------------------------------------

---------------------------- --------------------------- ------

------------
(1) The current cost of insurance charges shown are for the underwriting and risk class identified in the footnotes below while the Guaranteed charges are based on the 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost-of-insurance rates shown above.

(2)   Sample charge for a 25-year-old female preferred non-smoker.

(3)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(4)   Sample charge for a 20-year-old female (any underwriting class).

(5) We are waiving the following amounts of the Mortality and Expense Risk Charge on the Subaccounts investing in the following Funds:



   METROPOLITAN SERIES FUND
    Western Asset Management                   0.15% or, if greater, an amount, if any,equal to the fund expenses that are in excess of
     U.S. Government                           0.68%
   MET INVESTORS SERIES TRUST
    BlackRock High Yield Portfolio             0.11%
    Harris Oakmark International Portfolio     an amount equal to the fund expenses that are in excess of 0.90%
    Loomis Sayles Global Markets Portfolio     an amount equal to the fund expenses that are in excess of 0.85%
    T. Rowe Price Large Cap Value Portfolio    an amount equal to the fund expenses that are in excess of 0.87%
    Invesco Mid Cap Value Portfolio            an amount equal to the fund expenses that are in excess of 1.12%
    MFS(R) Research International Portfolio    an amount equal to the fund expenses that are in excess of 1.18%
    PIMCO Inflation Protected Bond Portfolio   an amount equal to the fund expenses that are in excess of 0.65%
    Brighthouse Small Cap Value Portfolio      an amount equal to the fund expenses that are in excess of 1.10%
    Oppenheimer Global Equity Portfolio        an amount equal to the fund expenses that are in excess of 0.87%


(6) The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).


                          CHARGES FOR OPTIONAL RIDERS


                                     WHEN WE DEDUCT
CHARGE                                 THE CHARGE
------------------------------ --------------------------

------------------------------ --------------------------
Insured Term Rider (2 parts)   Monthly on the Deduction
(1) Cost of Insurance          Day

------------------------------ --------------------------
(2) Monthly Sales Load

------------------------------ --------------------------

------------------------------ --------------------------
Cash Value Enhancement         Not applicable
Rider

------------------------------ --------------------------

------------------------------ --------------------------



CHARGE                                                               AMOUNT DEDUCTED
------------------------------ --------------------------------------------------------------------------------------------

------------------------------ --------------------------- ----------------------------------------------------------------
Insured Term Rider (2 parts)   Current Charge:             Rates per $1000 of Term Insurance Risk for First Year of
                               ---------------------------
(1) Cost of Insurance                                      Coverage:
                                                           Minimum: $0.006(1)
                                                           Maximum: $60.853(2)
                                                           ----------------------------------------------------------------
                               GUARANTEED CHARGE:          RATES PER $1000 OF TERM INSURANCE RISK FOR FIRST YEAR OF
                               ---------------------------
                                                           COVERAGE:
                                                           MINIMUM: $0.039(3)
                                                           MAXIMUM: $60.853(2)
                                                           ----------------------------------------------------------------
                               Sample Charge for a 43      Rates per $1000 of Term Insurance Risk for First Year of
------------------------------
                               year-old non-smoking male   Coverage:
                               (guaranteed issue)          Current: $0.026
                               ---------------------------
                                                           Guaranteed: $0.189
                                                           ----------------------------------------------------------------
(2) Monthly Sales Load         Current Charge:             For Policies issued on or after January 1, 2009, the current
                               ---------------------------
                                                           charge is $0; for all other Policies, the monthly rate per thousand is equal to $0.01 times the percentage of initial term Stated Amount. This monthly rate applied to the
                                                           greater of (1) and (2) where (1) is equal to 6 times the first year premium and (2) is equal to the lesser of (a) and
                                                           (b) where (a) is equal to the initial total Stated Amount and
                                                           (b) is equal to the product of (i) initial total Death Benefit,
                                                           (ii) the target premium factor per thousand (see
                                                           Appendix C) and (iii) 2%.
                                                           ----------------------------------------------------------------
                               GUARANTEED CHARGE:          THE MONTHLY RATE PER THOUSAND IS EQUAL TO $0.10 TIMES THE
------------------------------ ---------------------------
                                                           PERCENTAGE OF INITIAL TERM STATED AMOUNT. THIS MONTHLY
                                                           RATE IS APPLIED TO THE GREATER OF (1) AND (2) WHERE (1) IS
                                                           EQUAL TO 6 TIMES THE FIRST YEAR PREMIUM AND (2) IS EQUAL TO
                                                           THE LESSER OF (A) AND (B) WHERE (A) IS EQUAL TO THE INITIAL
                                                           TOTAL STATED AMOUNT AND (B) IS EQUAL TO THE PRODUCT OF
                                                           (I) INITIAL TOTAL DEATH BENEFIT, (II) THE TARGET PREMIUM
                                                           FACTOR PER THOUSAND (SEE APPENDIX C) AND (III) 2%.
                                                           ----------------------------------------------------------------

------------------------------ --------------------------- ----------------------------------------------------------------
Cash Value Enhancement         Current Charge:             No Charge
                               --------------------------- ----------------------------------------------------------------
Rider
                               GUARANTEED CHARGE:          NO CHARGE
------------------------------ --------------------------- ----------------------------------------------------------------

------------------------------ --------------------------- ----------------------------------------------------------------

------------
(1)   Sample charge for a 25-year-old female preferred non-smoker.

(2)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(3)   Sample charge for a 20-year-old (any underwriting class).

                           FUND CHARGES AND EXPENSES


The next two tables describe the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.


The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2016. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2016, unless otherwise noted. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                                          MINIMUM     MAXIMUM
                                                                                         ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees, distribution and/or
 service (12b-1) fees, and other expenses)                                                0.10%       1.64%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
FUND                                                FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
 AB VPS Global Thematic Growth
  Portfolio -- Class B........................    0.75%         0.25%        0.31%
 AB VPS Intermediate Bond Portfolio --
  Class A.....................................    0.45%          --          0.61%
 AB VPS International Value Portfolio --
  Class A.....................................    0.75%          --          0.11%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series II......    0.56%         0.25%        0.22%
 Invesco V.I. Government Securities Fund --
  Series I....................................    0.47%          --          0.21%
 Invesco V.I. International Growth Fund --
  Series I....................................    0.71%          --          0.21%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
 CLASS I
 VP Capital Appreciation Fund.................    1.00%          --           --
 VP Ultra(R) Fund.............................    1.00%          --          0.01%
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund.....................    0.36%         0.25%        0.02%
 American Funds Global Growth Fund............    0.53%         0.25%        0.03%
 American Funds Global Small
  Capitalization Fund.........................    0.70%         0.25%        0.04%
 American Funds Growth Fund...................    0.33%         0.25%        0.02%
 American Funds Growth-Income Fund............    0.27%         0.25%        0.02%
 American Funds High-Income Bond Fund.........    0.47%         0.25%        0.02%
 American Funds International Fund............    0.50%         0.25%        0.04%
 American Funds New World Fund(R).............    0.72%         0.25%        0.06%
 American Funds
  U.S. Government/AAA-Rated Securities
  Fund........................................    0.34%         0.25%        0.02%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                            AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------------------- -------------- ----------- --------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
 AB VPS Global Thematic Growth
  Portfolio -- Class B........................      --          1.31%           --          1.31%
 AB VPS Intermediate Bond Portfolio --
  Class A.....................................      --          1.06%           --          1.06%
 AB VPS International Value Portfolio --
  Class A.....................................      --          0.86%           --          0.86%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series II......     0.01%        1.04%         0.01%         1.03%
 Invesco V.I. Government Securities Fund --
  Series I....................................      --          0.68%           --          0.68%
 Invesco V.I. International Growth Fund --
  Series I....................................     0.01%        0.93%         0.01%         0.92%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
 CLASS I
 VP Capital Appreciation Fund.................      --          1.00%           --          1.00%
 VP Ultra(R) Fund.............................      --          1.01%           --          1.01%
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund.....................      --          0.63%           --          0.63%
 American Funds Global Growth Fund............      --          0.81%           --          0.81%
 American Funds Global Small
  Capitalization Fund.........................      --          0.99%           --          0.99%
 American Funds Growth Fund...................      --          0.60%           --          0.60%
 American Funds Growth-Income Fund............      --          0.54%           --          0.54%
 American Funds High-Income Bond Fund.........      --          0.74%           --          0.74%
 American Funds International Fund............      --          0.79%           --          0.79%
 American Funds New World Fund(R).............      --          1.03%           --          1.03%
 American Funds
  U.S. Government/AAA-Rated Securities
  Fund........................................      --          0.61%           --          0.61%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......    0.60%          --          0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%         0.25%        0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B+......................................    0.75%         0.25%        0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................    0.89%          --          0.11%
 Brighthouse/Eaton Vance Floating Rate
  Portfolio -- Class A..........................    0.60%          --          0.07%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%         0.15%        0.03%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%          --          0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%          --          0.01%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%          --          0.04%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%         0.25%        0.03%
 Invesco Small Cap Growth Portfolio --
  Class A+......................................    0.85%          --          0.03%
 JPMorgan Core Bond Portfolio -- Class B........    0.55%         0.25%        0.02%
 Loomis Sayles Global Markets Portfolio --
  Class A.......................................    0.70%          --          0.08%
 MFS(R) Research International Portfolio --
  Class B+......................................    0.70%         0.25%        0.04%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................    0.65%          --          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%         0.25%        0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%          --          0.28%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%         0.25%        0.02%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A..........................    0.80%          --          0.05%
 BlackRock Bond Income Portfolio --
  Class A.......................................    0.33%          --          0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.70%          --          0.02%
 BlackRock Large Cap Value Portfolio --
  Class B.......................................    0.63%         0.25%        0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................    0.35%          --          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................    0.09%         0.25%        0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................    0.06%         0.25%         --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................    0.05%         0.25%         --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B..........................    0.05%         0.25%        0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A..........................    0.46%          --          0.09%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............    0.70%          --          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................    0.72%         0.10%        0.03%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......     0.08%        0.75%           --          0.75%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................     0.68%        1.01%           --          1.01%
 Brighthouse Small Cap Value Portfolio --
  Class B+......................................     0.06%        1.10%         0.01%         1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A...................      --          1.00%         0.06%         0.94%
 Brighthouse/Eaton Vance Floating Rate
  Portfolio -- Class A..........................      --          0.67%           --          0.67%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................      --          0.74%         0.04%         0.70%
 Clarion Global Real Estate Portfolio --
  Class A.......................................      --          0.65%           --          0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................      --          0.57%         0.02%         0.55%
 Harris Oakmark International Portfolio --
  Class A.......................................      --          0.81%         0.02%         0.79%
 Invesco Mid Cap Value Portfolio -- Class B.....     0.05%        0.98%         0.02%         0.96%
 Invesco Small Cap Growth Portfolio --
  Class A+......................................      --          0.88%         0.02%         0.86%
 JPMorgan Core Bond Portfolio -- Class B........      --          0.82%         0.13%         0.69%
 Loomis Sayles Global Markets Portfolio --
  Class A.......................................      --          0.78%           --          0.78%
 MFS(R) Research International Portfolio --
  Class B+......................................      --          0.99%         0.06%         0.93%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A..........................      --          0.70%         0.01%         0.69%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................      --          0.96%         0.10%         0.86%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................      --          0.75%         0.01%         0.74%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................      --          0.84%         0.03%         0.81%
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock
  Portfolio -- Class A..........................      --          0.85%         0.12%         0.73%
 BlackRock Bond Income Portfolio --
  Class A.......................................      --          0.37%           --          0.37%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................      --          0.72%         0.09%         0.63%
 BlackRock Large Cap Value Portfolio --
  Class B.......................................      --          0.91%         0.03%         0.88%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................      --          0.38%         0.02%         0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................     0.53%        0.90%         0.02%         0.88%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................     0.57%        0.88%           --          0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................     0.60%        0.90%           --          0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B..........................     0.64%        0.95%           --          0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A..........................      --          0.55%           --          0.55%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............      --          0.72%         0.11%         0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................      --          0.85%         0.02%         0.83%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
FUND                                                     FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 Jennison Growth Portfolio -- Class A..............    0.60%          --          0.02%
 Loomis Sayles Small Cap Core Portfolio --
  Class A..........................................    0.90%          --          0.06%
 MetLife Aggregate Bond Index Portfolio --
  Class A..........................................    0.25%          --          0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class A..........................................    0.25%          --          0.05%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A..........................................    0.30%          --          0.08%
 MetLife Russell 2000(R) Index Portfolio --
  Class A..........................................    0.25%          --          0.06%
 MetLife Stock Index Portfolio -- Class A..........    0.25%          --          0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.56%         0.20%        0.05%
 MFS(R) Value Portfolio -- Class A.................    0.70%          --          0.02%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.81%          --          0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+............................    0.60%         0.25%        0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.............................    0.47%          --          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............    0.57%          --          0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%          --          0.03%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series............    0.72%          --          0.07%
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
 SHARES
 Appreciation Portfolio............................    0.75%          --          0.07%
 International Value Portfolio.....................    1.00%          --          0.34%
 Opportunistic Small Cap Portfolio.................    0.75%          --          0.11%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........    0.55%         0.25%        0.08%
 Equity-Income Portfolio -- Initial Class..........    0.45%          --          0.09%
 Freedom 2010 Portfolio -- Initial Class...........     --            --           --
 Freedom 2015 Portfolio -- Initial Class...........     --            --           --
 Freedom 2020 Portfolio -- Initial Class...........     --            --           --
 Freedom 2025 Portfolio -- Initial Class...........     --            --           --
 Freedom 2030 Portfolio -- Initial Class...........     --            --           --
 Government Money Market Portfolio --
  Initial Class....................................    0.17%          --          0.08%
 Growth & Income Portfolio -- Service
  Class 2..........................................    0.45%         0.25%        0.11%
 High Income Portfolio -- Initial Class............    0.56%          --          0.12%
 Index 500 Portfolio -- Initial Class..............    0.05%          --          0.05%
 Investment Grade Bond Portfolio -- Service
  Class............................................    0.31%         0.10%        0.10%
 Mid Cap Portfolio -- Service Class 2..............    0.55%         0.25%        0.08%
 Overseas Portfolio -- Service Class 2.............    0.67%         0.25%        0.13%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Mutual Global Discovery VIP
  Fund -- Class 2..................................    0.94%         0.25%        0.07%
 Franklin Small-Mid Cap Growth VIP
  Fund -- Class 2+.................................    0.79%         0.25%        0.05%
 Templeton Developing Markets VIP
  Fund -- Class 2..................................    1.24%         0.25%        0.14%
 Templeton Foreign VIP Fund -- Class 2.............    0.78%         0.25%        0.04%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 Jennison Growth Portfolio -- Class A..............      --          0.62%         0.08%         0.54%
 Loomis Sayles Small Cap Core Portfolio --
  Class A..........................................     0.04%        1.00%         0.08%         0.92%
 MetLife Aggregate Bond Index Portfolio --
  Class A..........................................      --          0.28%         0.01%         0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class A..........................................     0.01%        0.31%           --          0.31%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A..........................................     0.01%        0.39%           --          0.39%
 MetLife Russell 2000(R) Index Portfolio --
  Class A..........................................     0.01%        0.32%           --          0.32%
 MetLife Stock Index Portfolio -- Class A..........      --          0.27%         0.01%         0.26%
 MFS(R) Total Return Portfolio -- Class F..........      --          0.81%           --          0.81%
 MFS(R) Value Portfolio -- Class A.................      --          0.72%         0.14%         0.58%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................      --          0.85%         0.01%         0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+............................      --          0.87%         0.02%         0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class A.............................      --          0.50%           --          0.50%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............     0.01%        0.61%         0.05%         0.56%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............      --          0.50%         0.01%         0.49%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series............      --          0.79%           --          0.79%
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
 SHARES
 Appreciation Portfolio............................      --          0.82%           --          0.82%
 International Value Portfolio.....................      --          1.34%         0.49%         0.85%
 Opportunistic Small Cap Portfolio.................      --          0.86%           --          0.86%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........      --          0.88%           --          0.88%
 Equity-Income Portfolio -- Initial Class..........     0.05%        0.59%           --          0.59%
 Freedom 2010 Portfolio -- Initial Class...........     0.54%        0.54%           --          0.54%
 Freedom 2015 Portfolio -- Initial Class...........     0.57%        0.57%           --          0.57%
 Freedom 2020 Portfolio -- Initial Class...........     0.60%        0.60%           --          0.60%
 Freedom 2025 Portfolio -- Initial Class...........     0.62%        0.62%           --          0.62%
 Freedom 2030 Portfolio -- Initial Class...........     0.66%        0.66%           --          0.66%
 Government Money Market Portfolio --
  Initial Class....................................      --          0.25%           --          0.25%
 Growth & Income Portfolio -- Service
  Class 2..........................................      --          0.81%           --          0.81%
 High Income Portfolio -- Initial Class............      --          0.68%           --          0.68%
 Index 500 Portfolio -- Initial Class..............      --          0.10%           --          0.10%
 Investment Grade Bond Portfolio -- Service
  Class............................................      --          0.51%           --          0.51%
 Mid Cap Portfolio -- Service Class 2..............      --          0.88%           --          0.88%
 Overseas Portfolio -- Service Class 2.............      --          1.05%           --          1.05%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Mutual Global Discovery VIP
  Fund -- Class 2..................................      --          1.26%           --          1.26%
 Franklin Small-Mid Cap Growth VIP
  Fund -- Class 2+.................................     0.01%        1.10%         0.02%         1.08%
 Templeton Developing Markets VIP
  Fund -- Class 2..................................     0.01%        1.64%         0.02%         1.62%
 Templeton Foreign VIP Fund -- Class 2.............     0.01%        1.08%         0.02%         1.06%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Templeton Global Bond VIP Fund --
  Class 1.......................................    0.46%          --          0.07%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................    0.64%         0.25%        0.09%
 Global Research Portfolio+.....................    0.56%         0.25%        0.11%
 Global Technology Portfolio....................    0.64%         0.25%        0.15%
 Janus Aspen Perkins Mid Cap Value
  Portfolio.....................................    0.45%         0.25%        0.16%
 Overseas Portfolio.............................    0.40%         0.25%        0.12%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%          --          0.05%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.70%          --          0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................    0.75%          --          0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%          --          0.11%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%          --          0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................    0.70%          --          0.11%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Global Equity Series....................    0.90%          --          0.25%
 MFS(R) New Discovery Series....................    0.90%          --          0.06%
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL
 CLASS
 MFS(R) High Yield Portfolio....................    0.70%          --          0.09%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Emerging Markets Debt Portfolio................    0.75%          --          0.33%
 Emerging Markets Equity Portfolio..............    0.85%          --          0.46%
OPPENHEIMER VARIABLE ACCOUNT FUNDS --
 NON-SERVICE SHARES
 Oppenheimer Main Street Small Cap
  Fund(R)/VA....................................    0.69%          --          0.12%
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio......................    0.43%         0.15%         --
 PIMCO CommodityRealReturn(R) Strategy
  Portfolio.....................................    0.74%         0.15%        0.29%
 PIMCO Long-Term U.S. Government
  Portfolio.....................................    0.48%         0.15%        0.09%
 PIMCO Low Duration Portfolio...................    0.50%         0.15%         --
 PIMCO Total Return Portfolio...................    0.50%         0.15%        0.01%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio............    0.65%         0.25%        0.06%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund.............    0.70%         0.25%        0.22%
ROYCE CAPITAL FUND -- INVESTMENT CLASS
 Royce Micro-Cap Portfolio......................    1.25%          --          0.11%
 Royce Small-Cap Portfolio......................    1.00%          --          0.09%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.................................    0.65%          --          0.63%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Templeton Global Bond VIP Fund --
  Class 1.......................................     0.02%        0.55%         0.05%         0.50%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................      --          0.98%           --          0.98%
 Global Research Portfolio+.....................      --          0.92%           --          0.92%
 Global Technology Portfolio....................      --          1.04%           --          1.04%
 Janus Aspen Perkins Mid Cap Value
  Portfolio.....................................      --          0.86%           --          0.86%
 Overseas Portfolio.............................      --          0.77%           --          0.77%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................      --          0.80%           --          0.80%
 ClearBridge Variable Appreciation
  Portfolio.....................................      --          0.75%           --          0.75%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................      --          0.82%           --          0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................      --          0.86%         0.06%         0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................      --          0.72%           --          0.72%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................      --          0.81%           --          0.81%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Global Equity Series....................      --          1.15%         0.18%         0.97%
 MFS(R) New Discovery Series....................      --          0.96%         0.02%         0.94%
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL
 CLASS
 MFS(R) High Yield Portfolio....................      --          0.79%         0.07%         0.72%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Emerging Markets Debt Portfolio................      --          1.08%           --          1.08%
 Emerging Markets Equity Portfolio..............      --          1.31%         0.06%         1.25%
OPPENHEIMER VARIABLE ACCOUNT FUNDS --
 NON-SERVICE SHARES
 Oppenheimer Main Street Small Cap
  Fund(R)/VA....................................      --          0.81%         0.01%         0.80%
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio......................     0.83%        1.41%         0.14%         1.27%
 PIMCO CommodityRealReturn(R) Strategy
  Portfolio.....................................     0.14%        1.32%         0.14%         1.18%
 PIMCO Long-Term U.S. Government
  Portfolio.....................................      --          0.72%           --          0.72%
 PIMCO Low Duration Portfolio...................      --          0.65%           --          0.65%
 PIMCO Total Return Portfolio...................      --          0.66%           --          0.66%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio............      --          0.96%           --          0.96%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund.............      --          1.17%           --          1.17%
ROYCE CAPITAL FUND -- INVESTMENT CLASS
 Royce Micro-Cap Portfolio......................      --          1.36%           --          1.36%
 Royce Small-Cap Portfolio......................      --          1.09%           --          1.09%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.................................      --          1.28%         0.39%         0.89%


+     Not available under all Policies. Availability depends on Policy issue date.

The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.


Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS
--------------------------------------------------------------------------------
                             THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the "Company") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Planned Separation from MetLife, Inc. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. ("Brighthouse Financial"), which filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission (the "SEC") in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the "Distribution"), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the Company's financial strength and claims-paying ability.



                THE SEPARATE ACCOUNT AND ITS INVESTMENT OPTIONS


Under Delaware law, Brighthouse Life Insurance Company sponsors a separate account: the Brighthouse Fund UL III for Variable Life Insurance ("FUND UL III"). Prior to March 6, 2017, the Separate Account was known as MetLife of CT Fund UL III for Variable Life Insurance. Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium Payments that you and other Policy Owners invest in the Investment Options are deposited in Fund UL III and are held solely for the benefit of those who invest in the Investment Options of Fund UL III and no one else, including our creditors. The assets of Fund UL III are held in our name on behalf of Fund UL III and legally belong to us. The income, gains, and losses are credited to, or charged against the Policies issued from Fund UL III without regard to the income, gains or losses from any other separate account or from any other business of the Company. Finally, the assets of Fund UL III may not be used to pay any liabilities of the Company other than those arising from the Policies.


The Brighthouse Fund UL III for Variable Life Insurance was established on January 15, 1999 and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account."


Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receives all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund.


We are obligated to pay the death benefit under the Policies even if that amount exceeds the Policy's Contract Value in Fund UL III. Any such amount that exceeds the Policy's Contract Value in Fund UL III is paid from our general account. Death benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other life insurance policies and annuity contracts where we pay all money we owe under those policies and contracts from our general account. Brighthouse Life Insurance Company is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment adviser to certain of the Funds offered with the Policy or with other variable life insurance policies issued through Fund UL III may be regulated as Commodity Pool Operators. While it does not concede that Fund UL III is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration as a pool operator under the CEA.


                                   THE FUNDS

The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end, management investment company that is registered under the Investment Company Act of 1940. These Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund will be different from that of the Fund.

We select the Funds offered through this Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Contract Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Funds.

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR POLICY RESULTING FROM PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. These payments may be derived, in whole or in part, from the advisory fees deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. See the Funds' prospectus for more information. The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have a joint ownership interest in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company.' The Company's ownership interest in Brighthouse Investment Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the adviser to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to us or our distributor, Brighthouse Securities, LLC. These payments decrease the Fund's investment return.


Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-908-253-1400 OR THROUGH YOUR REGISTERED REPRESENTATIVE. We do not guarantee the investment results of the Funds.


                FUND                        INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
----------------------------------- ------------------------------------ ------------------------------
AB VARIABLE PRODUCTS SERIES FUND,
 INC.
AB VPS Global Thematic Growth       Seeks long-term growth of capital.   AllianceBernstein L.P.
 Portfolio -- Class B
AB VPS Intermediate Bond            Seeks to generate income and price   AllianceBernstein L.P.
 Portfolio -- Class A               appreciation without assuming what
                                    the Adviser considers undue risk.
AB VPS International Value          Seeks long-term growth of capital.   AllianceBernstein L.P.
 Portfolio -- Class A

                FUND                           INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------- -------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income         Invesco Advisers, Inc.
 Series II                           through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.
Invesco V.I. Government Securities   Seeks total return, comprised of        Invesco Advisers, Inc.
 Fund -- Series I                    current income and capital
                                     appreciation.
Invesco V.I. International Growth    Seeks long-term growth of capital.      Invesco Advisers, Inc.
 Fund -- Series I
AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC. -- CLASS I
VP Capital Appreciation Fund         Seeks capital growth.                   American Century Investment
                                                                             Management, Inc.
VP Ultra(R) Fund                     Seeks long-term capital growth.         American Century Investment
                                                                             Management, Inc.
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund             Seeks as high a level of current        Capital Research and Management
                                     income as is consistent with the        Company
                                     preservation of capital.
American Funds Global Growth         Seeks long-term growth of capital.      Capital Research and Management
 Fund                                                                        Company
American Funds Global Small          Seeks long-term growth of capital.      Capital Research and Management
 Capitalization Fund                                                         Company
American Funds Growth Fund           Seeks growth of capital.                Capital Research and Management
                                                                             Company
American Funds Growth-Income         Seeks long-term growth of capital       Capital Research and Management
 Fund                                and income.                             Company
American Funds High-Income Bond      Seeks a high level of current income.   Capital Research and Management
 Fund                                Its secondary investment objective is   Company
                                     capital appreciation.
American Funds International Fund    Seeks long-term growth of capital.      Capital Research and Management
                                                                             Company
American Funds New World Fund(R)     Seeks long-term capital appreciation.   Capital Research and Management
                                                                             Company
American Funds                       Seeks a high level of current income    Capital Research and Management
 U.S. Government/AAA-Rated           consistent with preservation of         Company
 Securities Fund                     capital.
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --    Seeks to maximize total return,         Brighthouse Investment Advisers, LLC
 Class A                             consistent with income generation       Subadviser: BlackRock Financial
                                     and prudent investment                  Management, Inc.
                                     management.
Brighthouse Asset Allocation 100     Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

                 FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
Brighthouse Small Cap Value            Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                          Subadvisers: Delaware Investments
                                                                                Fund Advisers; Wells Capital
                                                                                Management Incorporated
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                            Subadviser: Aberdeen Asset Managers
                                                                                Limited
Brighthouse/Eaton Vance Floating       Seeks a high level of current income.    Brighthouse Investment Advisers, LLC
 Rate Portfolio -- Class A                                                      Subadviser: Eaton Vance Management
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                  Subadviser: Wellington Management
                                                                                Company LLP
Clarion Global Real Estate             Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: ClearBridge Investments,
                                                                                LLC
Harris Oakmark International           Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing     Brighthouse Investment Advisers, LLC
 Class B                               in equity securities of mid-sized        Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A+                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio --        Seeks to maximize total return.          Brighthouse Investment Advisers, LLC
 Class B                                                                        Subadviser: J.P. Morgan Investment
                                                                                Management Inc.
Loomis Sayles Global Markets           Seeks high total investment return       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  through a combination of capital         Subadviser: Loomis, Sayles &
                                       appreciation and income.                 Company, L.P.
MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                          Subadviser: Massachusetts Financial
                                                                                Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Morgan Stanley Investment
                                                                                Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of          Subadviser: Pacific Investment
                                       capital and prudent investment           Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock    Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Baillie Gifford Overseas
                                                                                Limited

                 FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- -------------------------------------
BlackRock Bond Income Portfolio --     Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class A                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value              Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 20        Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
Brighthouse Asset Allocation 40        Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  with some current income.                Subadviser: Wellington Management
                                                                                Company LLP
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A    income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital                    Brighthouse Investment Advisers, LLC
 Class D                               appreciation.                            Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core           Seeks long-term capital growth from      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  investments in common stocks or          Subadviser: Loomis, Sayles &
                                       other equity securities.                 Company, L.P.
MetLife Aggregate Bond Index           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                       Bond Index.                              Advisors, LLC
MetLife Mid Cap Stock Index            Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                       Composite Stock Price Index.             Advisors, LLC
MetLife MSCI EAFE(R) Index             Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                Advisors, LLC
MetLife Russell 2000(R) Index          Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                Advisors, LLC
MetLife Stock Index Portfolio --       Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class A                               Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                       Stock Price Index.                       Advisors, LLC

                 FUND                           INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- --------------------------------------
MFS(R) Total Return Portfolio --      Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
 Class F                              investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Value Portfolio -- Class A     Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
Neuberger Berman Genesis              Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                 principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                               Investment Advisers LLC
T. Rowe Price Large Cap Growth        Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                         Subadviser: T. Rowe Price Associates,
                                                                               Inc.
T. Rowe Price Small Cap Growth        Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: T. Rowe Price Associates,
                                                                               Inc.
Western Asset Management Strategic    Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --      consistent with preservation of          Subadviser: Western Asset
 Class A                              capital.                                 Management Company
Western Asset Management              Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --         consistent with preservation of          Subadviser: Western Asset
 Class A                              capital and maintenance of liquidity.    Management Company
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value       Seeks capital appreciation.              Delaware Management Company
 Series
DREYFUS VARIABLE INVESTMENT FUND --
 INITIAL SHARES
Appreciation Portfolio                Seeks long-term capital growth           The Dreyfus Corporation
                                      consistent with the preservation of      Subadviser: Fayez Sarofim & Co.
                                      capital. Its secondary goal is current
                                      income.
International Value Portfolio         Seeks long-term capital growth.          The Dreyfus Corporation
Opportunistic Small Cap Portfolio     Seeks capital growth.                    The Dreyfus Corporation
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS
Contrafund(R) Portfolio -- Service    Seeks long-term capital appreciation.    Fidelity Management & Research
 Class 2                                                                       Company
                                                                               Subadviser: FMR Co., Inc.
Equity-Income Portfolio -- Initial    Seeks reasonable income. The fund        Fidelity Management & Research
 Class                                will also consider the potential for     Company
                                      capital appreciation. The fund's goal    Subadviser: FMR Co., Inc.
                                      is to achieve a yield which exceeds
                                      the composite yield on the securities
                                      comprising the S&P 500(R) Index.
Freedom 2010 Portfolio -- Initial     Seeks high total return with a           Fidelity Management & Research
 Class                                secondary objective of principal         Company
                                      preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                      its target date and beyond.
Freedom 2015 Portfolio -- Initial     Seeks high total return with a           Fidelity Management & Research
 Class                                secondary objective of principal         Company
                                      preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                      its target date and beyond.

                  FUND                             INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- ----------------------------------
Freedom 2020 Portfolio -- Initial        Seeks high total return with a           Fidelity Management & Research
 Class                                   secondary objective of principal         Company
                                         preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                         its target date and beyond.
Freedom 2025 Portfolio -- Initial        Seeks high total return with a           Fidelity Management & Research
 Class                                   secondary objective of principal         Company
                                         preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                         its target date and beyond.
Freedom 2030 Portfolio -- Initial        Seeks high total return with a           Fidelity Management & Research
 Class                                   secondary objective of principal         Company
                                         preservation as the fund approaches      Subadviser: FMR Co., Inc.
                                         its target date and beyond.
Government Money Market                  Seeks as high a level of current         Fidelity Management & Research
 Portfolio -- Initial Class              income as is consistent with             Company
                                         preservation of capital and liquidity.   Subadviser: Fidelity Investments
                                                                                  Money Management, Inc.
Growth & Income Portfolio --             Seeks high total return through a        Fidelity Management & Research
 Service Class 2                         combination of current income and        Company
                                         capital appreciation.                    Subadviser: FMR Co., Inc.
High Income Portfolio -- Initial Class   Seeks a high level of current income,    Fidelity Management & Research
                                         while also considering growth of         Company
                                         capital.                                 Subadviser: FMR Co., Inc.
Index 500 Portfolio -- Initial Class     Seeks investment results that            Fidelity Management & Research
                                         correspond to the total return of        Company
                                         common stocks publicly traded in         Subadvisers: FMR Co., Inc.; Geode
                                         the United States, as represented by     Capital Management, LLC
                                         the S&P 500(R) Index.
Investment Grade Bond Portfolio --       Seeks as high a level of current         Fidelity Management & Research
 Service Class                           income as is consistent with the         Company
                                         preservation of capital.                 Subadviser: Fidelity Investments
                                                                                  Money Management, Inc.
Mid Cap Portfolio -- Service Class 2     Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
Overseas Portfolio -- Service Class 2    Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
Franklin Mutual Global Discovery         Seeks capital appreciation.              Franklin Mutual Advisers, LLC
 VIP Fund -- Class 2
Franklin Small-Mid Cap Growth VIP        Seeks long-term capital growth.          Franklin Advisers, Inc.
 Fund -- Class 2+
Templeton Developing Markets VIP         Seeks long-term capital appreciation.    Templeton Asset Management Ltd.
 Fund -- Class 2
Templeton Foreign VIP Fund --            Seeks long-term capital growth.          Templeton Investment Counsel, LLC
 Class 2
Templeton Global Bond VIP Fund --        Seeks high current income,               Franklin Advisers, Inc.
 Class 1                                 consistent with preservation of
                                         capital, with capital appreciation as
                                         a secondary consideration.

                  FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
Global Research Portfolio+              Seeks long-term growth of capital.      Janus Capital Management LLC
Global Technology Portfolio             Seeks long-term growth of capital.      Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value       Seeks capital appreciation.             Janus Capital Management LLC
 Portfolio                                                                      Subadviser: Perkins Investment
                                                                                Management LLC
Overseas Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor, LLC
 Portfolio                                                                      Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor, LLC
 Strategy Portfolio                     dividend income and long-term           Subadviser: ClearBridge Investments,
                                        capital appreciation.                   LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
 Value Portfolio                        Current income is a secondary           Subadviser: ClearBridge Investments,
                                        objective.                              LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High      Seeks to maximize total return.         Legg Mason Partners Fund Advisor, LLC
 Yield Bond Portfolio                                                           Subadvisers: Western Asset
                                                                                Management Company; Western Asset
                                                                                Management Company Limited;
                                                                                Western Asset Management Company
                                                                                Pte. Ltd.
MFS(R) VARIABLE INSURANCE TRUST --
 INITIAL CLASS
MFS(R) Global Equity Series             Seeks capital appreciation.             Massachusetts Financial Services
                                                                                Company
MFS(R) New Discovery Series             Seeks capital appreciation.             Massachusetts Financial Services
                                                                                Company
MFS(R) VARIABLE INSURANCE TRUST II --
 INITIAL CLASS
MFS(R) High Yield Portfolio             Seeks total return with an emphasis     Massachusetts Financial Services
                                        on high current income, but also        Company
                                        considering capital appreciation.

                 FUND                           INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- -------------------------------------
MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. -- CLASS I
Emerging Markets Debt Portfolio       Seeks high total return by investing     Morgan Stanley Investment
                                      primarily in fixed income securities     Management Inc.
                                      of government and
                                      government-related issuers and, to a
                                      lesser extent, of corporate issuers in
                                      emerging market countries.
Emerging Markets Equity Portfolio     Seeks long-term capital appreciation     Morgan Stanley Investment
                                      by investing primarily in                Management Inc.
                                      growth-oriented equity securities of     Subadvisers: Morgan Stanley
                                      issuers in emerging market countries.    Investment Management Company;
                                                                               Morgan Stanley Investment
                                                                               Management Limited
OPPENHEIMER VARIABLE ACCOUNT
 FUNDS -- NON-SERVICE SHARES
Oppenheimer Main Street Small Cap     Seeks capital appreciation.              OFI Global Asset Management, Inc.
 Fund(R)/VA                                                                    Subadviser: OppenheimerFunds, Inc.
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
PIMCO All Asset Portfolio             Seeks maximum real return                Pacific Investment Management
                                      consistent with preservation of real     Company LLC
                                      capital and prudent investment           Subadviser: Research Affiliates, LLC
                                      management.
PIMCO CommodityRealReturn(R)          Seeks maximum real return,               Pacific Investment Management
 Strategy Portfolio                   consistent with prudent investment       Company LLC
                                      management.
PIMCO Long-Term U.S. Government       Seeks maximum total return,              Pacific Investment Management
 Portfolio                            consistent with preservation of          Company LLC
                                      capital and prudent investment
                                      management.
PIMCO Low Duration Portfolio          Seeks maximum total return,              Pacific Investment Management
                                      consistent with preservation of          Company LLC
                                      capital and prudent investment
                                      management.
PIMCO Total Return Portfolio          Seeks maximum total return,              Pacific Investment Management
                                      consistent with preservation of          Company LLC
                                      capital and prudent investment
                                      management.
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                      investing in a diversified portfolio of
                                      securities consisting primarily of
                                      common stocks.
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT International Value Fund    Seeks capital growth. Current            Putnam Investment Management, LLC
                                      income is a secondary objective.
ROYCE CAPITAL FUND -- INVESTMENT
 CLASS
Royce Micro-Cap Portfolio             Seeks long-term growth of capital.       Royce & Associates, LP
Royce Small-Cap Portfolio             Seeks long-term growth of capital.       Royce & Associates, LP

                FUND                         INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
----------------------------------- ------------------------------------- ------------------------------
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive   Seeks capital appreciation and        1919 Investment Counsel, LLC
 Balanced Fund                      retention of net investment income.

+     Not available under all Policies. Availability depends on Policy issue date.


                                 VOTING RIGHTS


The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of the vote.

Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.


                             CONFLICTS OF INTEREST


The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interests of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.


                               THE FIXED ACCOUNT
                      (MAY NOT BE AVAILABLE IN ALL STATES)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account, subject to certain restrictions. (See "Transfers.") We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Contract Value. The Fixed Account will not share in the investment performance of our General Account but is subject to the claims of our creditors. See the Transfers section for information on restrictions on transfers into and out of the Fixed Account.



                         POLICY CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

   o the ability for you to make withdrawals and surrenders under the Policies;

   o   the ability for you to obtain a loan under the Policies;

   o   the Death Benefit paid on the death of the Insured;


   o   making available a variety of Investment Options and related programs;


   o administration of the various elective options available under the Policies; and

   o   the distribution of various reports to Policy Owners.

The COSTS AND EXPENSES we incur include:

   o expenses associated with underwriting applications and increases in the Stated Amount;

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

   o sales and marketing expenses including commission payments to your sales agent; and

   o   other costs of doing business.

RISKS we assume include:

   o that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

   o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.


                            CHARGES AGAINST PREMIUM


We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

   o FRONT-END SALES EXPENSE CHARGE: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.


                       SALES EXPENSE CHARGES            SALES EXPENSE CHARGES
                        ON A CURRENT BASIS              ON A GUARANTEED BASIS
                  -------------------------------   ------------------------------
                   UP TO TARGET     ABOVE TARGET     UP TO TARGET     ABOVE TARGET
  POLICY YEARS        PREMIUM          PREMIUM          PREMIUM         PREMIUM
---------------   --------------   --------------   --------------   -------------
     Year 1         up to 10%       up to 6.8%           12%              8%
     Year 2         up to 10%       up to 6.4%           12%              8%
     Year 3         up to 8%        up to 6.0%           12%              8%
     Year 4         up to 8%        up to 5.5%           12%              8%
     Year 5         up to 8%        up to 4.5%           12%              8%
  Years 6 & 7       up to 8%        up to 3.5%           12%              8%
    Years 8+       up to 3.5%       up to 3.5%           12%              8%


Currently, 2.25% of the Sales Expense Charge is designed to compensate the Company for STATE PREMIUM TAXES owed by the Company associated with the receipt of Premium Payments, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge is designed to compensate us for FEDERAL TAXES (federal deferred acquisition cost charge) associated with the receipt of Premium Payments, which cost is borne by the Policy Owner.

                         CHARGES AGAINST CONTRACT VALUE


MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account. We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge, (3) Monthly Sales Expense Charge and (4) charges for any Rider. These are described below.

   o COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. THE COVERAGE AMOUNT IS EQUAL TO THE AMOUNT INSURED LESS THE CONTRACT VALUE. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction; and (3) the current cost per dollar for insurance coverage.

   o There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. For Policies with an Issue Date before January 1, 2009, the guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. For Policies with an Issue Date on or after January 1, 2009, the guaranteed rates are based on the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Tables"). Unisex guaranteed cost of insurance rates are based on the 2001 CSO Table weighted 80% male, 20% female. The rates are also based on the age, gender and risk class of the Insured.

   o The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insured, as well as the method of underwriting we use in connection with processing your application for a Policy (See "Applying for a Policy"). The current rates are less than or equal to the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the initial base Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for Insureds of the same age, sex, duration and rate class.

   o POLICY ADMINISTRATIVE EXPENSE CHARGE: A $5.00 fee. Guaranteed not to exceed $10 per month.

   o MONTHLY SALES EXPENSE CHARGE: Except for Policies issued on or after January 1, 2009, for which the current charge is $0, the current and guaranteed maximum Monthly Sales Expense Charge is a monthly rate per thousand equal to $0.10 times the percentage of initial base Stated Amount. This monthly rate is applied to the greater of (1) and (2) where
       (1) is equal to 6 times first year premium and (2) is equal to the lesser of (a) and (b) where (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit, (ii) the target premium factor per thousand (see Appendix C) and (iii) 2%. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase.

   o MONTHLY SALES LOAD (FOR THE INSURED TERM RIDER, IF APPLICABLE): Except for Policies issued on or after January 1, 2009, for which the current charge is $0, the current Monthly Sales Load is a monthly rate per thousand equal to $0.01 times the percentage of initial term Stated Amount. This rate is guaranteed not to exceed $0.10. This monthly rate is applied to the greater of (1) and (2) where (1) is equal to 6 times first year premium and (2) is equal to the lesser of (a) and (b) where
       (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit, (ii) the target premium factor per thousand (see Appendix C) and (iii) 2%. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase.

   o CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

   o   SURRENDER CHARGES: There is no surrender charge.


                      CHARGES AGAINST THE SEPARATE ACCOUNT
             (NOT ASSESSED ON CONTRACT VALUES IN THE FIXED ACCOUNT)

MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.


                  M&E CHARGE ON A     M&E CHARGE ON A
                   CURRENT BASIS      GUARANTEED BASIS
 POLICY YEARS         (ANNUAL)            (ANNUAL)
--------------   -----------------   -----------------
     1-25          up to 0.20%             0.75%
   Years 26+       up to 0.05%             0.75%

                                  FUND CHARGES

Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the Separate Account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.


                MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES

We may offer the Policy in arrangements where an employer or trustee will own a group of Policies on the lives of certain employees, or in other situations where groups of Policies will be purchased at one time. We may modify (increase, decrease or eliminate) the mortality and expense risk charge, front-end sales charges and monthly policy administrative expense charges in such arrangements to reflect the increased or decreased sales expenses, administrative costs and/or mortality and expense risks we expect to incur as a result of sales to a particular group. We will not modify these charges in ways that will be unfairly discriminatory to any person.


We reserve the right to charge for transfers, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.




                               POLICY DESCRIPTION
--------------------------------------------------------------------------------
The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to.
The Policy is non-participating, which means the Company will not pay dividends on the Policy.


                             APPLYING FOR A POLICY

To purchase a Policy, an APPLICATION on the Insured must be submitted to us with information that includes:

   o   Requested Stated Amount (minimum of $50,000)

   o   Death Benefit Option

   o   Beneficiary

   o   Investment Option selections, and

   o   Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of 20-80. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible Insureds within the eligible group for whom a Policy could be purchased and the percentage of those Insureds for whom a Policy is actually purchased. The three types of underwriting are:

   o Guaranteed Issue -- requires the least evidence of insurability and rating classification.

   o Simplified Underwriting -- requires more evidence of insurability and rating classification.

   o Full Underwriting -- requires the most evidence of insurability and rating classification.

An Insured who qualifies for standard or preferred risk classification under full underwriting may pay higher cost of insurance rates if simplified underwriting or guaranteed issue is applied.

A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE (shown on the Policy Summary) is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured. Beginning January 1, 2009, the Policies may not be available in all states.


                       RIGHT TO CANCEL (FREE LOOK PERIOD)

An applicant may cancel the Policy by returning it via mail or personal delivery to the Company at our Administrative Office or to the agent who sold the Policy. The Policy must be returned by the latest of:

    (1)   10 days after delivery of the Policy to the Policy Owner, or

    (2)   45 days of completion of the Policy application, or

    (3) 10 days after the Notice of Right to Cancel has been mailed or delivered to the Applicant, whichever is later, or

    (4)   later if required by state law.

Depending on state law, we will refund either:

    (1)   All Premium Payments less any Outstanding Loans, or

    (2) The Contract Value of the Policy on the date we received the returned Policy, plus any charges and expenses that were deducted, less any Outstanding Loans.

During the Right to Cancel period, we allocate Net Premium Payments to the money market portfolio unless you purchase a Policy in a state that permits us to refund Contract Value. If you purchase the Policy in a state that permits us to refund Contract Value, we will invest your Net Premium Payments in the Investment Options you select during the Right to Cancel period.


                              WHEN COVERAGE BEGINS

Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date or the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to twelve months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many but not all cases, a younger Age will result in a smaller Planned Premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

                    INCOME TAX FREE `SECTION 1035' EXCHANGES


You can generally exchange one life insurance policy for another in a `tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and consultation with a tax adviser, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


                            OWNERSHIP/POLICY RIGHTS


The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

   o   Assigning the Policy

       The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

   o   Receiving the Maturity Benefit

       If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

           1.  Outstanding Loan;

           2.  Monthly Deduction Amount due but not paid; and

           3. Amount payable to an assignee under a collateral assignment of the Policy.

       Upon maturity, insurance ends and we have no further obligation under the Policy.

   o   Changing or Revoking a Beneficiary

       The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

       Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Administrative Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

   o   Decreases in the Stated Amount of Insurance

       You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

           1.  against the most recent increase in the Stated Amount;

           2.  to other increases in the reverse order in which they occurred;
               and

           3.  to the initial Stated Amount.

       A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

       We will send you a supplemental Policy Summary reflecting any change. We reserve the right to limit the number of decreases to the Stated Amount to one each Policy Year.

   o   Changing the Death Benefit Option

       After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible:
       Options 1-2, Options 2-1 and Options 3-1.

       If the option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

       It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

   o Increases in the Stated Amount (requires additional underwriting approval)

       You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 80. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. We will require you to submit a new application and evidence of insurability in consideration of the attained age of the Insured at the time the increase is requested.. The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.

       We reserve the right to limit the number of increases to the Stated Amount to one each Policy Year.

Written requests for changes should be sent to our Administrative Office. Some of these Policy changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.



                                    PREMIUMS
--------------------------------------------------------------------------------
               AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS


The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (PLANNED PREMIUM). The amount of your Premium Payment will vary based on factors including: the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due.

Prior to the Maturity Date, you may request a change in the amount and frequency of your Planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:


   o   mailing a check, payable to Brighthouse Life Insurance Company, to:
       Brighthouse Life Insurance Company, Specialized Benefit Resources, at our Administrative Office;

   o by direct checking account deductions (you must complete a pre-authorization collection form) (this method of premium payment is not currently available); or

   o   by wire transfer.

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payment to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

We do not accept Premium Payments made in cash or by money orders. The form in which we receive a Premium Payment may determine how soon subsequent disbursement requests may be fulfilled. See "Other Policy Information -- Payment and Suspension of Valuation."

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any Outstanding Loans. If the required Premium Payment is not paid within 31 days (subject to state law) after the notice is sent, the Policy will lapse.


                         ALLOCATION OF PREMIUM PAYMENTS


During the underwriting period, any Net Premium Payments we receive will be placed in a non-interest bearing account. On the Policy Date we will allocate your Net Premium Payments to the Investment Options and Fixed Account in the percentages you indicate on the application (premium allocation instructions). However, if state law requires us to return Premium Payments if you exercise your right to cancel the Policy during the Right to Cancel period, then, we will allocate your Net Premium Payments to the money market portfolio from the Policy Date until the end of the Right to Cancel period, and thereafter to the Investment Options and Fixed Account you selected.

Any allocation must be at least 5% and must be a whole percentage. We are not currently enforcing these restrictions but reserve the right to do so in the future.

You may change your Premium Payment allocation instructions upon written request to us (or any other notification we deem satisfactory) at our Administrative Office. Any allocation change will be effective on the date we record the change. Any future Premium Payments will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if it is not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.


We reserve the right to make certain changes to the Funds. (See "The Funds.")




                            VALUES UNDER YOUR POLICY
--------------------------------------------------------------------------------
                                 CONTRACT VALUE


Each Policy has a CONTRACT VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy's Contract Value will change daily, has no guaranteed minimum value and may be more or less than the Premiums paid. We calculate the Policy's Contract Value each day the New York Stock Exchange is open for trading (a VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Contract Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.


                          INVESTMENT OPTION VALUATION


The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.


We determine the NET INVESTMENT FACTOR for any Valuation Period using the following   a
                                                                                     --
  equation:                                                                             - c
                                                                                      b

A is:

    1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

    2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

    3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

    1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

    2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The Separate Account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Net Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Administrative Office.

                            FIXED ACCOUNT VALUATION


The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium Payment allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

    a. Net Premium Payments allocated to the Fixed Account since the preceding day

    b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

    c.  Interest credited to the Fixed Account since the preceding day,

     minus:

    d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

    e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the CONTRACT VALUE) since the preceding day

    f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

    g. Any surrender amounts that have been deducted from the Fixed Account since the preceding day

    h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.


                             LOAN ACCOUNT VALUATION


When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata) to the Loan Account as collateral for that loan. Loan amounts will be transferred from the Fixed Account only if insufficient amounts are available in the Investment Options. You may borrow up to 100% of the Policy's Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in arrears at the end of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.50% in Policy Years 11-20, and 4.85% in Policy Years 21 and later.

When we determine a Policy's Contract Value, the value in the Loan Account (i.e., the amount we transferred from the Investment Options and the Fixed Account to secure the loan, adjusted for any repayments or additional Policy loans) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.



                                   TRANSFERS
--------------------------------------------------------------------------------
                          TRANSFERS OF CONTRACT VALUE


Generally, you may transfer Contract Value among the Investment Options. Transfer requests received at our Administrative Office or Andesa Services, Inc. that are in good order before the close of the New York Stock Exchange
(NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


RESTRICTIONS ON TRANSFERS

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET.

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds. In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. We monitor transfer activity in the following Monitored Funds:

     AB VPS Global Thematic Growth Portfolio
     AB VPS International Value Portfolio
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds High-Income Bond Fund
     American Funds International Fund
     American Funds New World Fund(R)
     Baillie Gifford International Stock Portfolio
     BlackRock High Yield Portfolio

     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Brighthouse/Eaton Vance Floating Rate Portfolio

     Clarion Global Real Estate Portfolio
     Delaware VIP(R) Small Cap Value Series
     Emerging Markets Debt Portfolio
     Emerging Markets Equity Portfolio
     Franklin Mutual Global Discovery VIP Fund
     Franklin Small-Mid Cap Growth VIP Fund
     Global Research Portfolio
     Global Technology Portfolio
     Harris Oakmark International Portfolio
     High Income Portfolio
     International Value Portfolio
     Invesco Small Cap Growth Portfolio
     Invesco V.I. International Growth Fund
     Loomis Sayles Global Markets Portfolio

     Loomis Sayles Small Cap Core Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio

     MFS(R) Global Equity Series
     MFS(R) High Yield Portfolio
     MFS(R) New Discovery Series

     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     Oppenheimer Main Street Small Cap Fund(R)/VA
     Opportunistic Small Cap Portfolio
     Overseas Portfolio
     Putnam VT International Value Fund
     Royce Micro-Cap Portfolio
     Royce Small-Cap Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund

     Templeton Global Bond VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Variable Global High Yield Bond Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine, if for each of Monitored Funds, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Funds at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Funds, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, upon a first violation you will receive a warning letter. Upon a second violation, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:


   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or


   o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Policy Owner.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any policy owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual obligation or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent transfer policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds are generally "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single policy owner). You should read the Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Funds and may disrupt fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the Funds except where the manager of a particular Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some fund managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.

We reserve the right to limit the number of free transfers among the Investment Options to six in any Policy Year and to charge a $10 transfer fee for each additional transfer that we allow. We also reserve the right to limit the number of transfers between the Fixed Account and the Separate Account to two in any Policy Year. See below for additional restrictions involving transfers between the Fixed Account and the Separate Account.


  TRANSFER OF CONTRACT VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25% of the Contract Value in the Fixed Account. It is important to note that since we are enforcing the restriction on transfers and withdrawals from the Fixed Account, it could take 10 years or more to fully transfer or withdraw a current balance in the Fixed Account. You should keep this in mind when considering whether an allocation of Cash Value to the Fixed Account is consistent with your risk tolerance and time horizon.


  TRANSFER OF CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT


Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value.



                                 DEATH BENEFIT

--------------------------------------------------------------------------------
The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be the Amount Insured at the time of death minus any unpaid Monthly Deduction Amount, any Outstanding Loans, and any amount payable to an assignee under a collateral assignment of the Policy.

You may elect one of three Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any Outstanding Loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the "LEVEL OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "MINIMUM AMOUNT INSURED"). Under Option 2 (the "VARIABLE

OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3 (the "ANNUAL INCREASE OPTION"), the Amount Insured will be equal to (a) plus (b) where: (a) is the Stated Amount of the Policy and (b) is the greater of zero and the lesser of
(i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less partial surrenders accumulated at the interest rate shown on the Policy Summary; or if greater, the Minimum Amount Insured.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance policy under the current federal tax law. Under that law, the Minimum Amount Insured equals a stated percentage of the Policy's Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") irrevocably selected by you at the time of application. (Cash Value Accumulation Test or Guideline Premium Cash Value Corridor Test). The Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease by a ratable portion for each full year:


 ATTAINED AGE
  OF INSURED     PERCENTAGE
-------------   -----------
     0-40           250
      45            215
      50            185
      55            150
      60            130
      65            120
      70            115
   75 -- 90         105
   95 -- 99         101
      100           100

Federal tax law imposes another cash funding limitation on cash value life insurance policies that may increase the Minimum Amount Insured shown above. This limitation, known as the "guideline premium limitation," generally applies during the early years of variable universal life insurance policies.

In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in APPENDIX D.

The Death Benefit payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in the effect on the date of the Policy was issued to you.

The investment performance of the Funds, expenses and deduction of charges all impact Contract Value. In some circumstances, the Death Benefit may vary with the amount of the Contract Value. Under Death Benefit Option 1, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Contract Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Contract Value as of the date of the Insured's death (or if greater, the Minimum Amount Insured as of the date of the Insured's death). Under Death Benefit Option 3, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount plus Premium Payments paid, minus partial surrenders, accumulated at the specified interest rate. Finally, if the investment performance of the Funds is too low and the Contract Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium Payments, your Policy may lapse and no coverage will be in effect.


                             DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under the various Death Benefit Options. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no Outstanding Loan.

                        OPTION 1 -- LEVEL DEATH BENEFIT


In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).


                       OPTION 2 -- VARIABLE DEATH BENEFIT


In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).


                       OPTION 3 -- ANNUAL INCREASE OPTION


In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus Premium Payments paid minus partial surrenders, accumulated at the specified interest rates.

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus Premium Payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Minimum Amount Insured is greater than the Stated Amount plus Premium Payments aggregated at 6.00% for one year ($52,650).


                       CHANGING THE DEATH BENEFIT OPTION

After the first Policy Year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The following changes in Death Benefit Options are permissible:

       Option 1 to 2

       Option 2 to 1

       Option 3 to 1

It is not permitted to change from Option 3 to 2, Option 1 to 3, and Option 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. Such an increase in Stated Amount will not require evidence of insurability. If the Option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There are no other direct consequences of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.

                  PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS


Death Benefits are payable within seven days after we receive satisfactory proof of the Insured's death at our Administrative Office. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Outstanding Loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner's estate.

Subject to state law, if the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply (See "Limits on Right to Contest and Suicide Exclusion"). In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See "Contract Value" for effects of partial surrenders on Death Benefits.)

We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest and to which the accountholder has immediate and full access, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available on request from our Administrative Office. We will pay interest on the proceeds as required by the applicable state law.

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

Unless otherwise requested and subject to state law, the Policy's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                              BENEFITS AT MATURITY
--------------------------------------------------------------------------------
If your Policy is in effect on the Maturity Date, we will pay the Policy's Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy. Any payment on the Maturity Date will generally be taxable to the extent of any Policy gain.



                                 OTHER BENEFITS
--------------------------------------------------------------------------------
                                EXCHANGE OPTION


Once the Policy is in effect, during the first 24 months you may choose to irrevocably transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law). Upon election of this option, no future transfers to the Investment Options will be permitted. All future Premium Payments will be allocated to the Fixed Account. No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any Outstanding Loan must be repaid before we will make an exchange.

              INSURED TERM RIDER (SUPPLEMENTAL INSURANCE BENEFITS)


You may choose to purchase the Insured Term Rider as an addition to the Policy when you apply for the Policy.

Combining a policy and a rider, sometimes known as "blending," may be more economical than adding another policy or increasing face amount of the base policy. Combining a Policy with an Insured Term Rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. However, in general, your Policy is being used to informally fund certain executive benefits. Adding an Insured Term Rider does not necessarily reduce the cost of offering benefits to your executives. Adding a rider or riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your Policy's face amount that is made up of base Policy and Insured Term Rider. You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product. Your registered representative can provide you with additional illustrations showing the effects of different proportions of Policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your registered representative.

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your policy values would vary over time based on different assumptions.


                          CASH VALUE ENHANCEMENT RIDER


You also may choose to add the Cash Value Enhancement Rider to the Policy. There is no charge for the Rider. The Rider provides a benefit called the Cash Value Enhancement. The Cash Value Enhancement benefit is an amount in addition to the Cash Surrender Value that the Company may pay you if you surrender the Policy during a certain time frame set forth in the Rider. The maximum amount of the benefit for each Policy Year is set forth on a schedule in the Rider, and is a percentage of cumulative premiums paid less partial surrenders. The payment of the benefit is NOT guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions in pricing. The benefit will not be payable if the Policy has been assigned or is being exchanged in connection with a tax-exempt change under Section 1035.



                               POLICY SURRENDERS
--------------------------------------------------------------------------------
You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. (See "Tax Treatment of Policy Benefits.")


                                 FULL SURRENDER


You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Administrative Office. The Cash Surrender Value is the Contract Value, minus any Outstanding Loans. We will pay you within seven
(7) days after we receive your request in good order. The Policy will terminate on the date we receive your request in good order.


                               PARTIAL SURRENDER


You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered pro rata from all your selected Investment Options and the Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within seven days after we receive your request in good order at our Administrative Office.

In addition to reducing the Policy's Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the Coverage Amount. We may require you to return the Policy to record this reduction.

You may request a partial surrender only after the first Policy Year. While we are not currently enforcing this restriction, we reserve our right to do so in the future.


See Section "Transfer of Contract Value from the Fixed Account to the Investment Options" for details on Fixed Account Restrictions.




                                  POLICY LOANS
--------------------------------------------------------------------------------
While the Policy is in force, you may borrow money using the Policy as the sole security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. (See "Federal Tax Considerations.")


                                LOAN CONDITIONS


   o You may borrow up to 100% of the Policy's Cash Surrender Value as of the date we receive the written loan request in good order. We charge you interest on the amount of the loan.

   o The loan request must be at least $500, except where state law requires a different minimum.

   o To secure the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata by assets) to the Loan Account. Loan amounts will be transferred from the Fixed Account only when insufficient amounts are available in the Investment Options.

   o We charge interest on the outstanding amount of your loan(s), and you must pay this interest in arrears at the end of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. We will transfer an amount equal to the unpaid loan interest from the Investment Options to the Loan Account as security for the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request.

   o Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.50% in years 11-20 and 4.85% in years 21 and later.

   o We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request at our Administrative Office. We may postpone the payment of the loans under certain conditions.

   o You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Administrative Office.

   o Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a Premium Payment to the Policy.

   o As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options based on your current Premium Payment allocation percentages. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Contract Value as of the date we receive the loan request.

   o We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds if they become payable.

   o If any unpaid loan amount, including any interest you owe, equals or exceeds the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period, subject to state law. (See "Lapse and Reinstatement.")

                                EFFECTS OF LOANS


A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value that was in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. (See "Tax Treatment of Policy Benefits.") You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.



                            LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------
                                     LAPSE


Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due. Generally, the amount due to keep the Policy in effect will be all Monthly Deduction Amounts past due plus premium at least equal to the following three Monthly Deduction Amounts and the amount to repay or restore any Outstanding Loans.


                                  GRACE PERIOD


After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an Outstanding Loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the Outstanding Loan and not as an additional Premium Payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any Outstanding Loan.


                                 REINSTATEMENT


You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

    (1) the Policy was not surrendered for cash and it is before the Maturity Date;

    (2)   you furnish us with acceptable evidence of insurability;

    (3)   you pay all past due Monthly Deduction Amounts;

    (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts (subject to state law); and

    (5)   you pay the amount of any Outstanding Loan.

Upon reinstatement, the Policy's Contract Value, prior to applying any premiums or loan repayments will be the Contract Value at the end of the Grace Period. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us. Unless it is specified otherwise, all amounts will be allocated based on the Fund allocation factors in effect at the start of the Grace Period.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a modified endowment contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy Owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The
Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL OR FOREIGN TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.


                      POTENTIAL BENEFITS OF LIFE INSURANCE


Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

   o INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

   o INCOME TAX-FREE GROWTH OF CONTRACT VALUE (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

   o INCOME TAX-FREE ACCESS TO CONTRACT VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.

Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code ("IRC" or the "CODE"). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

   o   A definition of a life insurance contract.

   o   Diversification requirements for separate account assets.

   o Limitations on policy owner's control over the assets in a separate account.

   o Guidelines to determine the maximum amount of premium that may be paid into a policy.

   o   Limitations on withdrawals from a policy.

   o Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY


DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 of the Code. Complying with either the cash value accumulation test or the guideline premium cash value corridor test set forth in IRC Section 7702 will satisfy this definition. Guidance as to how IRC Section 7702 is to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above. The insurance proceeds payable upon death of the insured under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.


DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC.

The Separate Account, through the Funds, intends to comply with these requirements. Although the Company does not control the Funds, the Company intends to monitor the investments of the Funds to ensure compliance with the diversification requirements.

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.


INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the Separate Account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the Separate Account assets supporting the Policy.


                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.


IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1), unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in IRC Section 101 (a)(2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18,

2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."


MODIFIED ENDOWMENT CONTRACTS (MEC)

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES BUT WHICH FAILS TO SATISFY A 7-PAY TEST AS SET FORTH IN THE IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the Stated Amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and full surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. However, the foregoing exceptions generally do not apply to a Policy Owner that is a non-natural person, such as a corporation.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a MEC remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the Contract Value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in the section entitled "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.


DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a MEC are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a full surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax. Any outstanding loan at the time of an exchange is generally taxable to the extent of policy gain.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal adviser before effecting any change to a policy that is not a modified endowment contract.


TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.


INVESTMENT IN THE POLICY

Investment in the policy generally means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner.


BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

                            OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping transfer and other taxes.

In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST


The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the Company, to determine the existence of insurable interest in the life of the Insured under applicable state law.


                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.


                           TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to policy owners since the Company is the owner of the assets from which the tax benefits are derived.


                            ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.


                          DISTRIBUTION & COMPENSATION
--------------------------------------------------------------------------------

                                  DISTRIBUTION


PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT. The Company has entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC ("Distributor"), for the distribution of the Policies. Prior to March 6, 2017, the distributor of the Policies was MetLife Investors Distribution Company. Distributor is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory

Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


We and Distributor entered into selling agreements with broker-dealers ("selling firms") for the sale of the Policies through their registered representatives. Prior to July 1, 2016, these broker-dealers included our former affiliate, MetLife Securities, Inc. ("MSI"). On July 1, 2016, MSI was sold to Massachusetts Mutual Insurance Life Insurance Company and is no longer affiliated with us.



                                  COMPENSATION



All selling firms receive commissions. The portion of the commission payments that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. A selling firm or a sales representative of a selling firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another due to differing compensation rates.

For policies issued prior to July 1, 2016, our formerly affiliated sales representatives received cash payments for the products they sold and serviced based on a "gross dealer concession" model. The percentage of the gross dealer concession to which the representative was entitled was based on a sliding-scale formula that took into account the total amount of proprietary and non-proprietary products sold and serviced by the representative. The gross dealer concession amount in the first Policy year was 117% of premiums paid up to the Commissionable Target Premium, and 5.0% of premiums paid in excess of the Commissionable Target Premium. In Policy years 2 through 10, the gross dealer concession amount is 8.0% of all premiums paid, and in Policy years 11 and thereafter the gross dealer concession amount is 2.0% of all premiums.

We and Distributor may enter into preferred distribution arrangements with selected selling firms under which we pay additional compensation, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance products (including the Policies) and may also depend on meeting thresholds in the sale of certain of our insurance products. They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of these variable products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer these products. Persistency payments are periodic payments based on account and/or cash values of these variable insurance products. Preferred status fees are paid to obtain preferred treatment of these products in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

These preferred distribution arrangements are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. We and Distributor have entered into preferred distribution arrangements with the selling firms listed in the Statement of Additional Information. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms or their representatives with an incentive to favor sales of the Policies over other variable insurance policies (or other investments) with respect to which the selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.

We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team, advertising expenses, and other expenses of distributing the Policies. Distributor's management team may also be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and similar items.

Commissions and other incentives or payments described above are not charged directly to Policy Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy.

The Statement of Additional Information contains additional information about the compensation paid for the sale of the Policies.




                            OTHER POLICY INFORMATION
--------------------------------------------------------------------------------
                             VALUATION AND PAYMENT


You may send your written requests for payment to our Administrative Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Administrative Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Administrative Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.


              SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT


We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Contract Value in the Separate Account in any case whenever:

    (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

    (2) the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Contract Value is being withdrawn from the Fixed Account.

We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check or pre-authorized checking account deduction has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


                               POLICY STATEMENTS

We will maintain all records relating to the Separate Account, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

   o   the Contract Value, Stated Amount and Amount Insured;

   o   the date and amount of each Premium Payment;

   o   the date and amount of each Monthly Deduction;

   o the amount of any Outstanding Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

   o   the date and amount of any partial surrenders;

   o   the annualized cost of any Riders purchased under the Policy; and

   o a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.


                LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION


The Company may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and
(ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.


                         MISSTATEMENT AS TO SEX AND AGE


If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Administrative Office.


                                 POLICY CHANGES


At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of any Policy changes.

Once the Policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:


WRITTEN CHANGES REQUIRING UNDERWRITING APPROVAL:


   o   increases in the Stated Amount of insurance


WRITTEN CHANGES NOT REQUIRING UNDERWRITING APPROVAL:


   o   decreases in the Stated Amount of insurance

   o   changing the Death Benefit option

   o   changes to the way your Premiums Payments are allocated

   o   changing the Beneficiary (unless irrevocably named)

Written requests for changes may be sent to the Company at our Administrative Office.


                     RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.


                                 CYBERSECURITY


Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Policy Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Policy Owners and their Policies. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Policy Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the applicable Policy.



                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, Brighthouse Fund UL III for Variable Life Insurance, and the financial statements of the Company, are in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Policies.

                                   APPENDIX A
--------------------------------------------------------------------------------
               GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS


ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.


ADMINISTRATIVE OFFICE -- the administrative office of the Company located at Brighthouse - Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or other location designated by the Company in writing.


AGE -- the Insured's age as of his or her last birthday on the Policy Date.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will generally be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender accumulated at the interest rate shown on the Policy Summary; or, if greater, the Minimum Amount Insured.

ANDESA SERVICES, INC. -- the third party administrator for this product, located at 6575 Snowdrift Road, Suite 108, Allentown, PA, 18106.

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

CASE -- a grouping of one or more Policies connected by a non-arbitrary factor. Every Policy issued will be part of a Case. Each Case will have one Policy Owner.

CASH SURRENDER VALUE -- the Contract Value less any Outstanding Loans.

CODE -- the Internal Revenue Code.


COMPANY (ISSUING COMPANY) -- Brighthouse Life Insurance Company.


CONTRACT VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

COST OF INSURANCE CHARGE -- a charge that reflects the anticipated mortality of the Insured.

COVERAGE AMOUNT -- the Amount Insured less the Contract Value.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Contract Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- an account that consists of the Company's assets other than those held in any separate account.

HOME OFFICE -- the home office of the Company located at 11225 North Community House Road, Charlotte, North Carolina 28277.


INTERNET SITE -- www.brighthousefinancial.com


INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.


INSURANCE COMPANY -- Brighthouse Life Insurance Company.


INSURANCE RISK -- is equal to the Coverage Amount.

INSURED -- the person whose life is insured under the Policy.

INVESTMENT OPTIONS -- the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.


ISSUING COMPANY -- Brighthouse Life Insurance Company.


LOAN ACCOUNT -- an account in the Company's General Account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- an amount equal to the Policy's Contract Value, less any Outstanding Loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

MATURITY DATE -- the anniversary of the Policy Date on which the Insured is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown in the Policy Summary.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK (COVERAGE AMOUNT) -- the Death Benefit minus the Contract Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- the amount owed the Company as a result of policy loans including both principal and accrued interest.

PLAN EFFECTIVE DATE -- the Policy Date of the first Policy issued for a plan (i.e., an arrangement where an employer or trustee will own a group of Policies on the lives of certain employees, or in other instances, where a group of Policies will be purchased at one time).

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

POLICY -- Corporate Owned Variable Universal Life Insurance III, a corporate owned variable flexible premium life insurance policy.

POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g. Deduction Days, Policy Years) -- shown on the Policy Summary.

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

UNDERWRITING PERIOD -- the time period from when we receive a completed application until the Issue Date.

VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.


WE, US, OUR -- Brighthouse Life Insurance Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
                     ADDITIONAL INFORMATION REGARDING FUNDS



Certain Funds were subject to a name change. The chart below identifies the former name and new name of each of these Funds, and the former name and new name of the trust of which the Fund is a part.



NAME CHANGES



                FORMER FUND/TRUST NAME                                 NEW FUND/TRUST NAME
----------------------------------------------------- ----------------------------------------------------
MET INVESTORS SERIES TRUST                            BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio       Brighthouse/Aberdeen Emerging Markets Equity
                                                      Portfolio
 Met/Wellington Large Cap Research Portfolio          Brighthouse/Wellington Large Cap Research Portfolio
 MetLife Asset Allocation 100 Portfolio               Brighthouse Asset Allocation 100 Portfolio
 MetLife Small Cap Value Portfolio                    Brighthouse Small Cap Value Portfolio
METROPOLITAN SERIES FUND                              BRIGHTHOUSE FUNDS TRUST II
 Barclays Aggregate Bond Index Portfolio              MetLife Aggregate Bond Index Portfolio
 Met/Wellington Balanced Portfolio                    Brighthouse/Wellington Balanced Portfolio
 Met/Wellington Core Equity Opportunities Portfolio   Brighthouse/Wellington Core Equity Opportunities
                                                      Portfolio
 MSCI EAFE(R) Index Portfolio                         MetLife MSCI EAFE(R) Index Portfolio
 Russell 2000(R) Index Portfolio                      MetLife Russell 2000(R) Index Portfolio
 MetLife Asset Allocation 20 Portfolio                Brighthouse Asset Allocation 20 Portfolio
 MetLife Asset Allocation 40 Portfolio                Brighthouse Asset Allocation 40 Portfolio
 MetLife Asset Allocation 60 Portfolio                Brighthouse Asset Allocation 60 Portfolio
 MetLife Asset Allocation 80 Portfolio                Brighthouse Asset Allocation 80 Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.               MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
 Emerging Markets Equity Portfolio                    Emerging Markets Equity Portfolio
 Emerging Markets Debt Portfolio                      Emerging Markets Debt Portfolio




                                   APPENDIX C

--------------------------------------------------------------------------------
                   TARGET PREMIUM PER $1,000 OF STATED AMOUNT

                          (IF AVAILABLE IN YOUR STATE)


  AGE       MALE        FEMALE       UNISEX
------   ----------   ----------   ---------
  20     20.75046     17.76811     20.15660
  21     21.43931     18.41151     20.83692
  22     22.15540     19.07822     21.54229
  23     22.89985     19.77061     22.27547
  24     23.67203     20.49002     23.03759
  25     24.47303     21.23587     23.82807
  26     25.30237     22.00956     24.64648
  27     26.15803     22.81058     25.49061
  28     27.04391     23.64019     26.36478
  29     27.96810     24.49974     27.27515
  30     28.93223     25.39050     28.22519
  31     29.93846     26.31420     29.21513
  32     30.98879     27.26929     30.24699

  AGE        MALE         FEMALE       UNISEX
------   -----------   -----------   ----------
  33      32.08244      28.25862      31.31966
  34      33.21998      29.28066      32.43372
  35      34.40231      30.33542      33.58984
  36      35.62875      31.42269      34.78864
  37      36.89887      32.54581      36.02937
  38      38.21380      33.70666      37.31331
  39      39.57333      34.90869      38.64156
  40      40.98082      36.15456      40.01542
  41      42.43483      37.44393      41.43655
  42      43.93497      38.77792      42.90320
  43      45.47934      40.15795      44.41354
  44      47.06408      41.58437      45.96532
  45      48.68721      43.05748      47.55816
  46      50.35153      44.57635      49.19205
  47      52.05909      46.14015      50.86933
  48      53.82129      47.74978      52.60081
  49      55.65264      49.40329      54.39601
  50      57.55331      51.10045      56.25603
  51      59.52395      52.84293      58.18077
  52      61.56006      54.62786      60.16500
  53      63.65497      56.45561      62.20607
  54      65.80535      58.32662      64.29880
  55      68.00239      60.24140      66.43654
  56      70.24448      62.19765      68.61843
  57      72.53540      64.19326      70.84671
  58      74.89684      66.22932      73.13829
  59      77.34745      68.30904      75.50944
  60      79.88828      70.43886      77.96041
  61      82.50695      72.62267      80.48453
  62      85.18613      74.86294      83.06646
  63      87.90817      77.16453      85.69409
  64      90.67166      79.53113      88.36535
  65      93.48089      81.96817      91.08574
  66      96.35338      84.48046      93.86943
  67      99.31975      87.07340      96.74203
  68     102.40600      89.75142      99.72414
  69     105.64164      92.52270     102.84177
  70     109.04977      95.39222     106.11045
  71     112.63969      98.36063     109.53631
  72     116.38886     101.42742     113.10176
  73     120.28963     104.60168     116.80131
  74     124.39784     107.89189     120.67888
  75     128.76831     111.31764     124.77812
  76     133.45523     114.90649     129.14242
  77     138.49658     118.69317     133.80624
  78     143.89584     122.71355     138.77520
  79     149.64681     127.01309     144.04965
  80     155.77273     131.63730     149.65179

                                   APPENDIX D
--------------------------------------------------------------------------------
                      CASH VALUE ACCUMULATION TEST FACTORS

                          (IF AVAILABLE IN YOUR STATE)


 ATTAINED AGE       MALE        FEMALE       UNISEX
--------------   ----------   ----------   ---------
      20         796.856%     902.894%     796.856%
      21         770.878%     871.381%     770.878%
      22         745.677%     840.968%     745.677%
      23         721.181%     811.562%     721.181%
      24         697.376%     783.122%     697.376%
      25         674.290%     755.675%     674.290%
      26         651.938%     729.176%     651.938%
      27         630.362%     703.635%     630.362%
      28         609.463%     679.010%     609.463%
      29         589.127%     655.262%     589.127%
      30         569.320%     632.357%     569.320%
      31         550.066%     610.257%     550.066%
      32         531.358%     588.984%     531.358%
      33         513.231%     568.474%     513.231%
      34         495.687%     548.742%     495.687%
      35         478.726%     529.769%     478.726%
      36         462.344%     511.538%     462.344%
      37         446.549%     493.984%     446.549%
      38         431.325%     477.072%     431.325%
      39         416.657%     460.756%     416.657%
      40         402.531%     445.006%     402.531%
      41         388.928%     429.826%     388.928%
      42         375.852%     415.200%     375.852%
      43         363.297%     401.115%     363.297%
      44         351.258%     387.562%     351.258%
      45         339.716%     374.532%     339.716%
      46         328.651%     362.023%     328.651%
      47         318.032%     350.027%     318.032%
      48         307.803%     338.525%     307.803%
      49         297.926%     327.511%     297.926%
      50         288.403%     316.969%     288.403%
      51         279.237%     306.875%     279.237%
      52         270.441%     297.224%     270.441%
      53         262.012%     287.995%     262.012%
      54         253.952%     279.168%     253.952%
      55         246.259%     270.721%     246.259%
      56         238.921%     262.644%     238.921%
      57         231.917%     254.922%     231.917%
      58         225.204%     247.535%     225.204%
      59         218.752%     240.457%     218.752%
      60         212.561%     233.663%     212.561%
      61         206.635%     227.134%     206.635%
      62         200.988%     220.859%     200.988%
      63         195.616%     214.823%     195.616%
      64         190.506%     209.017%     190.506%

 ATTAINED AGE       MALE        FEMALE       UNISEX
--------------   ----------   ----------   ---------
      65         185.637%     203.431%     185.637%
      66         180.985%     198.056%     180.985%
      67         176.526%     192.887%     176.526%
      68         172.243%     187.918%     172.243%
      69         168.122%     183.143%     168.122%
      70         164.158%     178.556%     164.158%
      71         160.357%     174.158%     160.357%
      72         156.733%     169.949%     156.733%
      73         153.291%     165.919%     153.291%
      74         150.012%     162.063%     150.012%
      75         146.885%     158.372%     146.885%
      76         155.141%     155.141%     155.141%
      77         152.556%     152.556%     152.556%
      78         150.067%     150.067%     150.067%
      79         147.665%     147.665%     147.665%
      80         145.630%     145.630%     145.630%
      81         143.404%     143.404%     143.404%
      82         141.307%     141.307%     141.307%
      83         139.321%     139.321%     139.321%
      84         137.428%     137.428%     137.428%
      85         130.271%     130.271%     130.271%
      86         128.604%     128.604%     128.604%
      87         127.012%     127.012%     127.012%
      88         125.528%     125.528%     125.528%
      89         124.135%     124.135%     124.135%
      90         122.791%     122.791%     122.791%
      91         121.378%     121.378%     121.378%
      92         119.851%     119.851%     119.851%
      93         118.274%     118.274%     118.274%
      94         116.681%     116.681%     116.681%
      95         115.085%     115.085%     115.085%
      96         113.438%     113.438%     113.438%
      97         111.634%     111.634%     111.634%
      98         109.478%     109.478%     109.478%
      99         106.779%     106.779%     106.779%

To learn more about the Policy, you should read the Statement of Additional Information ("SAI") dated the same date as this prospectus, which is incorporated by reference into this prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to Brighthouse Life Insurance Company, Specialized Benefit Resources, 501 Route 22, Bridgewater, NJ 08807 or by calling us at 1-908-253-1400.


To obtain free copies of personalized illustrations of Death Benefits, Cash Surrender Values, and Contract Values please contact your agent or registered representative.

The SAI and additional information about the Registrant can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Securities and Exchange Commission (the "SEC") at 202-942-8090. Reports and other information about the Registrant, including the SAI, are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549.

Investment Company Act File Number: 811-09215




Book 51                                                                   5/17

            CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE POLICY
         CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000 POLICY
               CORPORATE OWNED VARIABLE UNIVERSAL LIFE III POLICY
                            CORPORATE SELECT POLICY
          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV POLICY


                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                                     (SAI)
                                     DATED

                                  MAY 1, 2017

                                      FOR

            BRIGHTHOUSE LIFE FUND UL III FOR VARIABLE LIFE INSURANCE

                                  (REGISTRANT)
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                                  (DEPOSITOR)


This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies and Brighthouse Life Insurance Company. You should read this SAI in conjunction with the prospectuses dated May 1, 2017 for the Corporate Owned Variable Universal Life Insurance Policies ("the Policies"). The defined terms used in this SAI are as defined in the prospectus.


Copies of the prospectuses may be obtained by writing to MetLife-Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or by calling 1-908-253-1400 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



                                                        BLIC-Book-49-50-51-79-92

                               TABLE OF CONTENTS



                                                            PAGE
                                                           -----
GENERAL INFORMATION AND HISTORY...........................    3
 The Depositor............................................    3
 State Regulation.........................................    4
 The Registrant...........................................    4
 Registration Statement...................................    4
 The Custodian............................................    4
UNDERWRITING AND DISTRIBUTION AGREEMENTS..................    4
 Principal Underwriting and Distribution Agreement........    4
 Compensation.............................................    5
VALUATION OF ASSETS.......................................    5
 Investment Options.......................................    5
 The Contract Value.......................................    5
 Accumulation Unit Value..................................    6
CALCULATION OF MONEY MARKET YIELD.........................    6
ADDITIONAL INFORMATION ABOUT POLICY CHARGES...............    6
 Special Purchase Plans...................................    6
 Underwriting Procedures..................................    6
 Increases and Decreases in Stated Amount.................    7
ADDITIONAL FEDERAL TAX CONSIDERATIONS.....................    7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............    7
Financial Statements......................................    8

                        GENERAL INFORMATION AND HISTORY


THE DEPOSITOR. Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Brighthouse Life Insurance Company History

MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called, MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the policies and paying any benefits due under all [contracts/policies] issued by each of its corporate predecessors. These predecessor companies that issued policies on and prior to November 14, 2014 were the following:

- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006 . MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company
(MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.

- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

Planned Separation from MetLife, Inc. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the [the SEC; if SEC not previously defined: U.S. Securities and Exchange Commission (the SEC)] in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable policy. BLIC will remain fully responsible for its contractual obligations to variable policyowners, and you should carefully consider the potential impact of any separation transaction that may occur on the BLIC's financial strength and claims-paying ability.


STATE REGULATION. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Insurance Commissioner of the state of Delaware (the Commissioner). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE REGISTRANT. Brighthouse Life Insurance Company sponsors a separate account:
Brighthouse Fund UL III for Variable Life Insurance (Fund UL III). Fund UL III was established on January 15, 1999. Fund UL III is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "a separate account." Separate accounts are primarily designed to keep policy assets separate from other company assets.


REGISTRATION STATEMENT. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.


                    UNDERWRITING AND DISTRIBUTION AGREEMENTS


PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see "Distribution & Compensation"). Additional information is provided below.

Brighthouse Securities, LLC ("Brighthouse Securities") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Principal Underwriting and Distribution Agreement. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277Hous. Brighthouse Securities is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years.

                            UNDERWRITING COMMISSIONS





              UNDERWRITING COMMISSIONS PAID   AMOUNT OF UNDERWRITING
    YEAR              BY THE COMPANY           COMMISSIONS RETAINED
------------ ------------------------------- -----------------------
 2016........$1,054,969                      $0
 2015........$2,197,626                      $0
 2014........$2,203,290                      $0



The Policies are offered on a continuous basis. Brighthouse Securities enters into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

COMPENSATION. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and Brighthouse Securities from the Funds.



                              VALUATION OF ASSETS

INVESTMENT OPTIONS. The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.


                       CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Investment Option for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 /7)) - 1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV x Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee x (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Investment Option for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Investment Option will be lower than the yield for the corresponding Fund. The yields on amounts held in the Investment Option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Investment Option is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the Investment Option may also be presented for periods other than a 7-day period.


                  ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 2001 Commissioners Standard Ordinary Mortality Tables for Policies issued on or after January 1, 2009. For Policies issued prior to January 1, 2009, guaranteed cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the

1980 Commissioners Ordinary Mortality Table B, which is used for unisex cost of insurance rates. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender and risk class.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may affect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable and that an insurable interest continues to exist. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

When we increase the Stated Amount we issue an additional insurance segment. Each insurance segment has its own issue age, risk class and in certain instances, charges. After an increase in Stated Amount, different cost of insurance rates may apply to different segments of Stated Amount. If this happens we will attribute your Cash Value proportionately to each segment to compute our insurance risk and to calculate the cost of insurance charge. In addition, premiums received after an increase in Stated Amount has been effective will not be added together with premium received before the requested increase for purposes of determining the Sales Expense Charge.


                     ADDITIONAL FEDERAL TAX CONSIDERATIONS

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the Fund may fail the diversification requirements of
Section 817(h) of the Code, which could have adverse tax consequences for variable policy contract owners, including losing the benefit of tax deferral.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Investment Options of Brighthouse Fund UL III for Variable Life Insurance (formerly MetLife of CT Fund UL III for Variable Life Insurance) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                              FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, Brighthouse Fund UL III for Variable Life Insurance, and the consolidated financial statements and related financial statement schedules of the Company, follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Policy and should not be considered as bearing on the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
MetLife of CT Fund UL III for Variable Life Insurance and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Investment Options listed in Note 2.A as of December 31, 2016, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                          AB GLOBAL THEMATIC        AB INTERMEDIATE       AB INTERNATIONAL       AMERICAN CENTURY VP
                                                GROWTH                   BOND                   VALUE           CAPITAL APPRECIATION
                                           INVESTMENT OPTION       INVESTMENT OPTION      INVESTMENT OPTION       INVESTMENT OPTION
                                         ---------------------   --------------------   --------------------    --------------------
ASSETS:
   Investments at fair value...........  $              11,309   $            116,477   $             39,452    $          7,437,959
   Accrued dividends...................                     --                     --                     --                      --
   Due from MetLife Insurance
     Company USA.......................                     --                     --                     --                      --
                                         ---------------------   --------------------   --------------------    --------------------
        Total Assets...................                 11,309                116,477                 39,452               7,437,959
                                         ---------------------   --------------------   --------------------    --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA.......................                      3                      4                      5                      10
                                         ---------------------   --------------------   --------------------    --------------------
        Total Liabilities..............                      3                      4                      5                      10
                                         ---------------------   --------------------   --------------------    --------------------

NET ASSETS.............................  $              11,306   $            116,473   $             39,447    $          7,437,949
                                         =====================   ====================   ====================    ====================


 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                      AMERICAN FUNDS
                                 AMERICAN CENTURY VP      AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL
                                        ULTRA                  BOND              GLOBAL GROWTH        CAPITALIZATION
                                  INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             38,429   $             38,030  $          7,238,908  $              2,125
   Accrued dividends..........                    --                     --                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                     --                    --                    --
                                ---------------------  --------------------  --------------------  --------------------
        Total Assets..........                38,429                 38,030             7,238,908                 2,125
                                ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                     5                      4                    14                     7
                                ---------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     5                      4                    14                     7
                                ---------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $             38,424   $             38,026  $          7,238,894  $              2,118
                                =====================  ====================  ====================  ====================


                                   AMERICAN FUNDS      AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS
                                       GROWTH           GROWTH-INCOME      HIGH-INCOME BOND        INTERNATIONAL
                                  INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $        55,135,930  $        18,608,249  $            46,787  $         24,163,145
   Accrued dividends..........                   --                   --                   --                    --
   Due from MetLife Insurance
     Company USA..............                   --                   --                   --                    --
                                -------------------  -------------------  -------------------  --------------------
        Total Assets..........           55,135,930           18,608,249               46,787            24,163,145
                                -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                   39                   16                    5                    20
                                -------------------  -------------------  -------------------  --------------------
        Total Liabilities.....                   39                   16                    5                    20
                                -------------------  -------------------  -------------------  --------------------

NET ASSETS....................  $        55,135,891  $        18,608,233  $            46,782  $         24,163,125
                                ===================  ===================  ===================  ====================

                                                       AMERICAN FUNDS U.S.
                                   AMERICAN FUNDS        GOVERNMENT/AAA-
                                      NEW WORLD         RATED SECURITIES
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          7,832,866  $             86,674
   Accrued dividends..........                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --
                                --------------------  --------------------
        Total Assets..........             7,832,866                86,674
                                --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    16                     5
                                --------------------  --------------------
        Total Liabilities.....                    16                     5
                                --------------------  --------------------

NET ASSETS....................  $          7,832,850  $             86,669
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                         DREYFUS VIF
                                    DELAWARE VIP            DREYFUS VIF            DREYFUS VIF          OPPORTUNISTIC
                                   SMALL CAP VALUE         APPRECIATION        INTERNATIONAL VALUE        SMALL CAP
                                  INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                ---------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          33,697,923  $             697,185  $            838,860  $          1,394,600
   Accrued dividends..........                     --                     --                    --                    --
   Due from MetLife Insurance
     Company USA..............                     --                     --                    --                    --
                                ---------------------  ---------------------  --------------------  --------------------
        Total Assets..........             33,697,923                697,185               838,860             1,394,600
                                ---------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                     23                     14                     4                     8
                                ---------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                     23                     14                     4                     8
                                ---------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $          33,697,900  $             697,171  $            838,856  $          1,394,592
                                =====================  =====================  ====================  ====================


                                    FIDELITY VIP           FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                     CONTRAFUND            EQUITY-INCOME          FREEDOM 2010          FREEDOM 2015
                                  INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                ---------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          23,002,757  $             722,500  $            348,126  $            715,965
   Accrued dividends..........                     --                     --                    --                    --
   Due from MetLife Insurance
     Company USA..............                     --                     --                    --                    --
                                ---------------------  ---------------------  --------------------  --------------------
        Total Assets..........             23,002,757                722,500               348,126               715,965
                                ---------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                     28                      6                     9                     5
                                ---------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                     28                      6                     9                     5
                                ---------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $          23,002,729  $             722,494  $            348,117  $            715,960
                                =====================  =====================  ====================  ====================


                                    FIDELITY VIP           FIDELITY VIP
                                    FREEDOM 2020           FREEDOM 2025
                                  INVESTMENT OPTION      INVESTMENT OPTION
                                --------------------  ---------------------
ASSETS:
   Investments at fair value..  $          2,474,471  $           1,521,310
   Accrued dividends..........                    --                     --
   Due from MetLife Insurance
     Company USA..............                    --                     --
                                --------------------  ---------------------
        Total Assets..........             2,474,471              1,521,310
                                --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                     5                      6
                                --------------------  ---------------------
        Total Liabilities.....                     5                      6
                                --------------------  ---------------------

NET ASSETS....................  $          2,474,466  $           1,521,304
                                ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                          FIDELITY VIP
                                    FIDELITY VIP           GOVERNMENT           FIDELITY VIP          FIDELITY VIP
                                    FREEDOM 2030          MONEY MARKET         GROWTH & INCOME         HIGH INCOME
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          2,174,034  $         51,313,413  $             17,595  $            145,836
   Accrued dividends..........                    --                    --                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             2,174,034            51,313,413                17,595               145,836
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                     4                     2                     6                     4
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     4                     2                     6                     4
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          2,174,030  $         51,313,411  $             17,589  $            145,832
                                ====================  ====================  ====================  ====================

                                                          FIDELITY VIP
                                    FIDELITY VIP        INVESTMENT GRADE        FIDELITY VIP          FIDELITY VIP
                                      INDEX 500               BOND                 MID CAP              OVERSEAS
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $        143,232,471  $         38,751,515  $          6,982,850  $          1,518,018
   Accrued dividends..........                    --                    --                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........           143,232,471            38,751,515             6,982,850             1,518,018
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    97                    13                    25                    10
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    97                    13                    25                    10
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $        143,232,374  $         38,751,502  $          6,982,825  $          1,518,008
                                ====================  ====================  ====================  ====================

                                   FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                    MUTUAL GLOBAL         SMALL-MID CAP
                                    DISCOVERY VIP          GROWTH VIP
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $             31,136  $          1,729,445
   Accrued dividends..........                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --
                                --------------------  --------------------
        Total Assets..........                31,136             1,729,445
                                --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                     5                     6
                                --------------------  --------------------
        Total Liabilities.....                     5                     6
                                --------------------  --------------------

NET ASSETS....................  $             31,131  $          1,729,439
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                   FTVIPT TEMPLETON
                                  DEVELOPING MARKETS     FTVIPT TEMPLETON      FTVIPT TEMPLETON
                                          VIP               FOREIGN VIP         GLOBAL BOND VIP     INVESCO V.I. COMSTOCK
                                   INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                ---------------------  --------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value..  $             739,072  $         11,474,167  $          21,927,914  $            745,742
   Accrued dividends..........                     --                    --                     --                    --
   Due from MetLife Insurance
     Company USA..............                     --                    --                     --                    --
                                ---------------------  --------------------  ---------------------  ---------------------
        Total Assets..........                739,072            11,474,167             21,927,914               745,742
                                ---------------------  --------------------  ---------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                      4                    19                     12                     5
                                ---------------------  --------------------  ---------------------  ---------------------
        Total Liabilities.....                      4                    19                     12                     5
                                ---------------------  --------------------  ---------------------  ---------------------

NET ASSETS....................  $             739,068  $         11,474,148  $          21,927,902  $            745,737
                                =====================  ====================  =====================  =====================

                                    INVESCO V.I.
                                    INTERNATIONAL           JANUS ASPEN       JANUS ASPEN GLOBAL    JANUS ASPEN GLOBAL
                                       GROWTH               ENTERPRISE             RESEARCH             TECHNOLOGY
                                  INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          28,286,752  $         26,151,499  $            587,400  $          7,340,158
   Accrued dividends..........                     --                    --                    --                    --
   Due from MetLife Insurance
     Company USA..............                     --                    --                    --                    --
                                ---------------------  --------------------  --------------------  --------------------
        Total Assets..........             28,286,752            26,151,499               587,400             7,340,158
                                ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                     24                    20                     6                    10
                                ---------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     24                    20                     6                    10
                                ---------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          28,286,728  $         26,151,479  $            587,394  $          7,340,148
                                =====================  ====================  ====================  ====================


                                     JANUS ASPEN       JANUS ASPEN PERKINS
                                      OVERSEAS            MID CAP VALUE
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          6,022,730  $         10,504,040
   Accrued dividends..........                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --
                                --------------------  --------------------
        Total Assets..........             6,022,730            10,504,040
                                --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    16                    12
                                --------------------  --------------------
        Total Liabilities.....                    16                    12
                                --------------------  --------------------

NET ASSETS....................  $          6,022,714  $         10,504,028
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                       LMPVET                                       LMPVET                LMPVET
                                     CLEARBRIDGE             LMPVET               CLEARBRIDGE           CLEARBRIDGE
                                 VARIABLE AGGRESSIVE       CLEARBRIDGE         VARIABLE DIVIDEND    VARIABLE LARGE CAP
                                       GROWTH         VARIABLE APPRECIATION        STRATEGY               GROWTH
                                  INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,285,686  $             27,119   $            510,709  $          1,187,028
   Accrued dividends..........                    --                    --                     --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --                     --                    --
                                --------------------  ---------------------  --------------------  --------------------
        Total Assets..........             1,285,686                27,119                510,709             1,187,028
                                --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                     7                     6                      6                     6
                                --------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                     7                     6                      6                     6
                                --------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $          1,285,679  $             27,113   $            510,703  $          1,187,022
                                ====================  =====================  ====================  ====================

                                      LMPVET
                                    CLEARBRIDGE         LMPVIT WESTERN
                                VARIABLE LARGE CAP   ASSET VARIABLE GLOBAL         MFS VIT               MFS VIT
                                       VALUE            HIGH YIELD BOND         GLOBAL EQUITY         NEW DISCOVERY
                                 INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         3,171,276  $         10,901,395   $                552  $            369,135
   Accrued dividends..........                   --                    --                     --                    --
   Due from MetLife Insurance
     Company USA..............                   --                    --                     --                    --
                                -------------------  ---------------------  --------------------  --------------------
        Total Assets..........            3,171,276            10,901,395                    552               369,135
                                -------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                   12                     5                      4                     8
                                -------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                   12                     5                      4                     8
                                -------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $         3,171,264  $         10,901,390   $                548  $            369,127
                                ===================  =====================  ====================  ====================



                                     MFS VIT II          MIST BLACKROCK
                                     HIGH YIELD            HIGH YIELD
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            179,353  $         30,607,685
   Accrued dividends..........                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --
                                --------------------  --------------------
        Total Assets..........               179,353            30,607,685
                                --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                     5                    10
                                --------------------  --------------------
        Total Liabilities.....                     5                    10
                                --------------------  --------------------

NET ASSETS....................  $            179,348  $         30,607,675
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                 MIST HARRIS
                                 MIST CLARION GLOBAL    MIST CLEARBRIDGE           OAKMARK            MIST INVESCO
                                     REAL ESTATE        AGGRESSIVE GROWTH       INTERNATIONAL         MID CAP VALUE
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         39,603,626  $         17,913,355  $         26,384,000  $          2,885,342
   Accrued dividends..........                    --                    --                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            39,603,626            17,913,355            26,384,000             2,885,342
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    23                    18                    16                    11
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    23                    18                    16                    11
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         39,603,603  $         17,913,337  $         26,383,984  $          2,885,331
                                ====================  ====================  ====================  ====================

                                                                              MIST MET/ABERDEEN
                                    MIST INVESCO       MIST LOOMIS SAYLES     EMERGING MARKETS     MIST MET/WELLINGTON
                                  SMALL CAP GROWTH       GLOBAL MARKETS            EQUITY          LARGE CAP RESEARCH
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          9,520,022  $          8,608,438  $         13,517,471  $            830,001
   Accrued dividends..........                    --                    --                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             9,520,022             8,608,438            13,517,471               830,001
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    13                    10                    14                     6
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    13                    10                    14                     6
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          9,520,009  $          8,608,428  $         13,517,457  $            829,995
                                ====================  ====================  ====================  ====================


                                 MIST METLIFE ASSET       MIST METLIFE
                                   ALLOCATION 100        SMALL CAP VALUE
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            261,938  $          4,805,562
   Accrued dividends..........                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --
                                --------------------  --------------------
        Total Assets..........               261,938             4,805,562
                                --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                     5                    19
                                --------------------  --------------------
        Total Liabilities.....                     5                    19
                                --------------------  --------------------

NET ASSETS....................  $            261,933  $          4,805,543
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                             MIST                 MIST              MIST PIMCO
                                 MIST MFS RESEARCH      MORGAN STANLEY         OPPENHEIMER      INFLATION PROTECTED
                                   INTERNATIONAL        MID CAP GROWTH        GLOBAL EQUITY            BOND
                                 INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $         2,497,416   $         1,362,023  $           563,720  $        33,651,054
   Accrued dividends..........                   --                    --                   --                   --
   Due from MetLife Insurance
     Company USA..............                   --                    --                   --                   --
                                --------------------  -------------------  -------------------  -------------------
        Total Assets..........            2,497,416             1,362,023              563,720           33,651,054
                                --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    4                     9                    9                   16
                                --------------------  -------------------  -------------------  -------------------
        Total Liabilities.....                    4                     9                    9                   16
                                --------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $         2,497,412   $         1,362,014  $           563,711  $        33,651,038
                                ====================  ===================  ===================  ===================

                                                                                                      MSF BARCLAYS
                                 MIST T. ROWE PRICE    MIST T. ROWE PRICE    MSF BAILLIE GIFFORD        AGGREGATE
                                   LARGE CAP VALUE       MID CAP GROWTH      INTERNATIONAL STOCK       BOND INDEX
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          6,247,124  $          2,055,326  $             73,592  $          8,176,505
   Accrued dividends..........                    --                    --                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             6,247,124             2,055,326                73,592             8,176,505
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    22                     5                     4                    10
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    22                     5                     4                    10
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          6,247,102  $          2,055,321  $             73,588  $          8,176,495
                                ====================  ====================  ====================  ====================


                                    MSF BLACKROCK         MSF BLACKROCK
                                     BOND INCOME      CAPITAL APPRECIATION
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         26,146,787  $            169,033
   Accrued dividends..........                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --
                                --------------------  --------------------
        Total Assets..........            26,146,787               169,033
                                --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    13                     7
                                --------------------  --------------------
        Total Liabilities.....                    13                     7
                                --------------------  --------------------

NET ASSETS....................  $         26,146,774  $            169,026
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                          MSF BLACKROCK
                                    MSF BLACKROCK       ULTRA-SHORT TERM        MSF FRONTIER          MSF JENNISON
                                   LARGE CAP VALUE            BOND             MID CAP GROWTH            GROWTH
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          7,716,126  $         78,203,842  $          2,588,383  $         35,191,855
   Accrued dividends..........                    --                   300                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             7,716,126            78,204,142             2,588,383            35,191,855
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                     4                   319                    13                    16
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     4                   319                    13                    16
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          7,716,122  $         78,203,823  $          2,588,370  $         35,191,839
                                ====================  ====================  ====================  ====================

                                                       MSF MET/WELLINGTON
                                 MSF MET/WELLINGTON        CORE EQUITY           MSF METLIFE           MSF METLIFE
                                      BALANCED            OPPORTUNITIES      ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,532,849  $          1,013,335  $            363,240  $            295,894
   Accrued dividends..........                    --                    --                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             1,532,849             1,013,335               363,240               295,894
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    12                     5                     5                     6
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    12                     5                     5                     6
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          1,532,837  $          1,013,330  $            363,235  $            295,888
                                ====================  ====================  ====================  ====================


                                     MSF METLIFE            MSF METLIFE
                                 ASSET ALLOCATION 60    ASSET ALLOCATION 80
                                  INVESTMENT OPTION      INVESTMENT OPTION
                                ---------------------  --------------------
ASSETS:
   Investments at fair value..  $           2,009,321  $            358,822
   Accrued dividends..........                     --                    --
   Due from MetLife Insurance
     Company USA..............                     --                    --
                                ---------------------  --------------------
        Total Assets..........              2,009,321               358,822
                                ---------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                      5                     5
                                ---------------------  --------------------
        Total Liabilities.....                      5                     5
                                ---------------------  --------------------

NET ASSETS....................  $           2,009,316  $            358,817
                                =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016




                                     MSF METLIFE          MSF METLIFE             MSF MFS
                                 MID CAP STOCK INDEX      STOCK INDEX          TOTAL RETURN          MSF MFS VALUE
                                  INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         27,688,242  $        19,091,027  $         20,556,697  $         45,452,371
   Accrued dividends..........                    --                   --                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                   --                    --                    --
                                --------------------  -------------------  --------------------  --------------------
        Total Assets..........            27,688,242           19,091,027            20,556,697            45,452,371
                                --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    13                   15                    45                    17
                                --------------------  -------------------  --------------------  --------------------
        Total Liabilities.....                    13                   15                    45                    17
                                --------------------  -------------------  --------------------  --------------------

NET ASSETS....................  $         27,688,229  $        19,091,012  $         20,556,652  $         45,452,354
                                ====================  ===================  ====================  ====================



                                    MSF MSCI EAFE         MSF NEUBERGER       MSF RUSSELL 2000    MSF T. ROWE PRICE
                                        INDEX            BERMAN GENESIS             INDEX         LARGE CAP GROWTH
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION
                                --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $         13,623,404  $              4,523  $        33,984,290  $         2,298,232
   Accrued dividends..........                    --                    --                   --                   --
   Due from MetLife Insurance
     Company USA..............                    --                    --                   --                   --
                                --------------------  --------------------  -------------------  -------------------
        Total Assets..........            13,623,404                 4,523           33,984,290            2,298,232
                                --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    13                     6                   30                    6
                                --------------------  --------------------  -------------------  -------------------
        Total Liabilities.....                    13                     6                   30                    6
                                --------------------  --------------------  -------------------  -------------------

NET ASSETS....................  $         13,623,391  $              4,517  $        33,984,260  $         2,298,226
                                ====================  ====================  ===================  ===================

                                     MSF WESTERN
                                  ASSET MANAGEMENT         MSF WESTERN
                                   STRATEGIC BOND       ASSET MANAGEMENT
                                    OPPORTUNITIES        U.S. GOVERNMENT
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            424,230  $          6,713,670
   Accrued dividends..........                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --
                                --------------------  --------------------
        Total Assets..........               424,230             6,713,670
                                --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                     9                     5
                                --------------------  --------------------
        Total Liabilities.....                     9                     5
                                --------------------  --------------------

NET ASSETS....................  $            424,221  $          6,713,665
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                   OPPENHEIMER VA                               PIMCO VIT             PIMCO VIT
                                     MAIN STREET          PIMCO VIT        COMMODITYREALRETURN        LONG-TERM
                                      SMALL CAP           ALL ASSET             STRATEGY           U.S. GOVERNMENT
                                  INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $         1,411,455  $            36,219  $          3,432,389  $                60
   Accrued dividends..........                   --                   --                    --                   --
   Due from MetLife Insurance
     Company USA..............                   --                   --                    15                    2
                                -------------------  -------------------  --------------------  -------------------
        Total Assets..........            1,411,455               36,219             3,432,404                   62
                                -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    7                    5                    --                   --
                                -------------------  -------------------  --------------------  -------------------
        Total Liabilities.....                    7                    5                    --                   --
                                -------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $         1,411,448  $            36,214  $          3,432,404  $                62
                                ===================  ===================  ====================  ===================


                                      PIMCO VIT             PIMCO VIT           PIONEER VCT            PUTNAM VT
                                    LOW DURATION          TOTAL RETURN         MID CAP VALUE      INTERNATIONAL VALUE
                                  INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         25,685,341  $        27,921,565  $            955,112  $              1,354
   Accrued dividends..........                    --                   --                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                   --                    --                    --
                                --------------------  -------------------  --------------------  --------------------
        Total Assets..........            25,685,341           27,921,565               955,112                 1,354
                                --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    15                  873                     8                     4
                                --------------------  -------------------  --------------------  --------------------
        Total Liabilities.....                    15                  873                     8                     4
                                --------------------  -------------------  --------------------  --------------------

NET ASSETS....................  $         25,685,326  $        27,920,692  $            955,104  $              1,350
                                ====================  ===================  ====================  ====================


                                      PUTNAM VT
                                  MULTI-CAP GROWTH      ROYCE MICRO-CAP
                                  INVESTMENT OPTION    INVESTMENT OPTION
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $            69,394  $            617,406
   Accrued dividends..........                   --                    --
   Due from MetLife Insurance
     Company USA..............                   --                    --
                                -------------------  --------------------
        Total Assets..........               69,394               617,406
                                -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    7                     5
                                -------------------  --------------------
        Total Liabilities.....                    7                     5
                                -------------------  --------------------

NET ASSETS....................  $            69,387  $            617,401
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                                        TAP 1919 VARIABLE
                                                       SOCIALLY RESPONSIVE      UIF EMERGING          UIF EMERGING
                                   ROYCE SMALL-CAP          BALANCED            MARKETS DEBT         MARKETS EQUITY
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          8,429,729  $             84,676  $          4,016,976  $         16,177,932
   Accrued dividends..........                    --                    --                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             8,429,729                84,676             4,016,976            16,177,932
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    11                     6                     4                     5
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    11                     6                     4                     5
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          8,429,718  $             84,670  $          4,016,972  $         16,177,927
                                ====================  ====================  ====================  ====================

                                                          VANGUARD VIF
                                    VANGUARD VIF          SMALL COMPANY
                                  DIVERSIFIED VALUE          GROWTH
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            418,045  $            228,895
   Accrued dividends..........                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --
                                --------------------  --------------------
        Total Assets..........               418,045               228,895
                                --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..............                    33                     1
                                --------------------  --------------------
        Total Liabilities.....                    33                     1
                                --------------------  --------------------

NET ASSETS....................  $            418,012  $            228,894
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                               AB GLOBAL THEMATIC      AB INTERMEDIATE      AB INTERNATIONAL
                                                     GROWTH                 BOND                  VALUE
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                278  $                511
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                    19                    68                    72
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                  (19)                   210                   439
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                   117                    --
      Realized gains (losses) on sale of
        investments.........................                     9                 (401)                  (65)
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......                     9                 (284)                  (65)
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                  (52)               (1,751)                 (453)
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                  (43)               (2,035)                 (518)
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $               (62)  $            (1,825)  $               (79)
                                              ====================  ====================  ====================


                                               AMERICAN CENTURY VP    AMERICAN CENTURY VP     AMERICAN FUNDS
                                              CAPITAL APPRECIATION           ULTRA                 BOND
                                                INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                              ---------------------  ---------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --   $                118   $               640
                                              ---------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                11,385                     71                    72
                                              ---------------------  ---------------------  -------------------
           Net investment income (loss).....              (11,385)                     47                   568
                                              ---------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               701,939                  1,394                   128
      Realized gains (losses) on sale of
        investments.........................             (116,655)                    225                     7
                                              ---------------------  ---------------------  -------------------
           Net realized gains (losses)......               585,284                  1,619                   135
                                              ---------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (405,137)                   (87)                   147
                                              ---------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               180,147                  1,532                   282
                                              ---------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            168,762   $              1,579   $               850
                                              =====================  =====================  ===================

                                                                       AMERICAN FUNDS
                                                 AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS
                                                  GLOBAL GROWTH        CAPITALIZATION            GROWTH             GROWTH-INCOME
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             69,572  $                  5  $            417,371  $            266,549
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                16,405                     3               107,575                27,395
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                53,167                     2               309,796               239,154
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               673,905                   369             5,196,475             1,944,482
      Realized gains (losses) on sale of
        investments.........................             (204,988)                     7               762,207                66,011
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               468,917                   376             5,958,682             2,010,493
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (562,528)                 (334)           (1,566,612)             (323,664)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (93,611)                    42             4,392,070             1,686,829
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (40,444)  $                 44  $          4,701,866  $          1,925,983
                                              ====================  ====================  ====================  ====================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                  AMERICAN FUNDS         AMERICAN FUNDS        AMERICAN FUNDS
                                                 HIGH-INCOME BOND         INTERNATIONAL           NEW WORLD
                                                 INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $               2,699  $            348,076  $             61,808
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                     84                44,000                13,618
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                  2,615               304,076                48,190
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                     --             2,159,427                    --
      Realized gains (losses) on sale of
         investments.........................                  (156)             (380,509)             (343,518)
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                  (156)             1,778,918             (343,518)
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                  4,414           (1,267,921)               643,588
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                  4,258               510,997               300,070
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $               6,873  $            815,073  $            348,260
                                               =====================  ====================  ====================

                                                AMERICAN FUNDS U.S.
                                                  GOVERNMENT/AAA-        DELAWARE VIP           DREYFUS VIF
                                                 RATED SECURITIES       SMALL CAP VALUE        APPRECIATION
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              1,132  $            286,160  $              11,157
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                   160                54,418                  1,523
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......                   972               231,742                  9,634
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                 1,662             2,636,878                 97,841
      Realized gains (losses) on sale of
         investments.........................                  (94)             (497,079)                  2,875
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......                 1,568             2,139,799                100,716
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................               (1,939)             5,635,412               (63,394)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                 (371)             7,775,211                 37,322
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $                601  $          8,006,953  $              46,956
                                               ====================  ====================  =====================

                                                                          DREYFUS VIF
                                                    DREYFUS VIF          OPPORTUNISTIC         FIDELITY VIP
                                                INTERNATIONAL VALUE        SMALL CAP            CONTRAFUND
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 26  $                 --  $            141,502
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                   368                 1,962                45,129
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 (342)               (1,962)                96,373
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --                72,604             2,675,745
      Realized gains (losses) on sale of
         investments.........................                 (117)                46,459             1,730,898
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                 (117)               119,063             4,406,643
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               (1,743)                61,706           (2,694,740)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               (1,860)               180,769             1,711,903
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            (2,202)  $            178,807  $          1,808,276
                                               ====================  ====================  ====================


                                                   FIDELITY VIP
                                                   EQUITY-INCOME
                                                 INVESTMENT OPTION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $             15,518
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                 1,309
                                               --------------------
           Net investment income (loss)......                14,209
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                41,092
      Realized gains (losses) on sale of
         investments.........................               (3,103)
                                               --------------------
           Net realized gains (losses).......                37,989
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................                57,900
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                95,889
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            110,098
                                               ====================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                 FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                                 FREEDOM 2010           FREEDOM 2015          FREEDOM 2020
                                               INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                             ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               5,126  $             10,856  $             37,405
                                             ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges...........................                  1,289                 1,149                 5,241
                                             ---------------------  --------------------  --------------------
           Net investment income (loss)....                  3,837                 9,707                32,164
                                             ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                 15,150                12,968                94,335
      Realized gains (losses) on sale of
         investments.......................                  8,714                 3,414                13,045
                                             ---------------------  --------------------  --------------------
           Net realized gains (losses).....                 23,864                16,382               107,380
                                             ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................                 10,910                 4,432                57,394
                                             ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................                 34,774                20,814               164,774
                                             ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $              38,611  $             30,521  $            196,938
                                             =====================  ====================  ====================

                                                                                              FIDELITY VIP
                                                  FIDELITY VIP          FIDELITY VIP           GOVERNMENT
                                                  FREEDOM 2025          FREEDOM 2030          MONEY MARKET
                                                INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION (a)
                                             ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $              22,966  $             31,017  $             59,271
                                             ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges...........................                  2,032                 2,987                49,812
                                             ---------------------  --------------------  ---------------------
           Net investment income (loss)....                 20,934                28,030                 9,459
                                             ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                 27,261                58,401                    --
      Realized gains (losses) on sale of
         investments.......................                  4,817                   704                    --
                                             ---------------------  --------------------  ---------------------
           Net realized gains (losses).....                 32,078                59,105                    --
                                             ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                 12,688                40,644                    --
                                             ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................                 44,766                99,749                    --
                                             ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $              65,700  $            127,779  $              9,459
                                             =====================  ====================  =====================


                                                  FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                                 GROWTH & INCOME         HIGH INCOME             INDEX 500
                                                INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $                 256  $               7,507  $           2,011,744
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges...........................                     28                    271                242,326
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                    228                  7,236              1,769,418
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    762                     --                131,477
      Realized gains (losses) on sale of
         investments.......................                     26                  (323)              4,370,711
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                    788                  (323)              4,502,188
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                  1,325                 11,430              8,434,105
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................                  2,113                 11,107             12,936,293
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $               2,341  $              18,343  $          14,705,711
                                             =====================  =====================  =====================

                                                 FIDELITY VIP
                                               INVESTMENT GRADE
                                                     BOND
                                               INVESTMENT OPTION
                                             --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,029,626
                                             --------------------
EXPENSES:
      Mortality and expense risk
         charges...........................                80,811
                                             --------------------
           Net investment income (loss)....               948,815
                                             --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                20,570
      Realized gains (losses) on sale of
         investments.......................             (231,483)
                                             --------------------
           Net realized gains (losses).....             (210,913)
                                             --------------------
      Change in unrealized gains (losses)
         on investments....................             1,066,359
                                             --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................               855,446
                                             --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $          1,804,261
                                             ====================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                              FTVIPT FRANKLIN
                                                   FIDELITY VIP          FIDELITY VIP          MUTUAL GLOBAL
                                                      MID CAP              OVERSEAS            DISCOVERY VIP
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             20,160  $             19,749  $              1,502
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                14,966                 3,422                   168
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 5,194                16,327                 1,334
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               389,562                 2,748                 7,120
      Realized gains (losses) on sale of
         investments.........................           (1,343,687)              (11,876)               (5,038)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             (954,125)               (9,128)                 2,082
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               448,727             (134,997)                 8,150
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             (505,398)             (144,125)                10,232
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          (500,204)  $          (127,798)  $             11,566
                                               ====================  ====================  ====================

                                                  FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                   SMALL-MID CAP      DEVELOPING MARKETS     FTVIPT TEMPLETON
                                                    GROWTH VIP                VIP               FOREIGN VIP
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $              9,330  $            227,185
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                 3,889                 2,001                22,650
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               (3,889)                 7,329               204,535
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               225,274                    --               203,485
      Realized gains (losses) on sale of
         investments.........................             (241,351)             (214,623)             (416,381)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......              (16,077)             (214,623)             (212,896)
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               104,614               402,806               710,598
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                88,537               188,183               497,702
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             84,648  $            195,512  $            702,237
                                               ====================  ====================  ====================

                                                                                                INVESCO V.I.
                                                 FTVIPT TEMPLETON                               INTERNATIONAL
                                                  GLOBAL BOND VIP    INVESCO V.I. COMSTOCK         GROWTH
                                                 INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $              8,775   $            402,373
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                38,396                 1,316                 50,497
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......              (38,396)                 7,459                351,876
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                17,026                52,749                     --
      Realized gains (losses) on sale of
         investments.........................             (561,283)               (1,188)                 82,525
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......             (544,257)                51,561                 82,525
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             1,191,175                48,505              (638,179)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               646,918               100,066              (555,654)
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            608,522  $            107,525   $          (203,778)
                                               ====================  =====================  ====================


                                                    JANUS ASPEN
                                                    ENTERPRISE
                                                 INVESTMENT OPTION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $              6,196
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                37,334
                                               --------------------
           Net investment income (loss)......              (31,138)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             2,101,360
      Realized gains (losses) on sale of
         investments.........................               293,752
                                               --------------------
           Net realized gains (losses).......             2,395,112
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             1,190,526
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             3,585,638
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          3,554,500
                                               ====================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016




                                               JANUS ASPEN GLOBAL    JANUS ASPEN GLOBAL        JANUS ASPEN       JANUS ASPEN PERKINS
                                                    RESEARCH             TECHNOLOGY             OVERSEAS            MID CAP VALUE
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              5,763  $              6,347  $            280,697  $             84,626
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 1,223                 9,844                 8,971                13,795
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 4,540               (3,497)               271,726                70,831
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --               245,206               193,676             1,250,779
      Realized gains (losses) on sale of
        investments.........................                52,314               123,575             (407,858)              (94,472)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                52,314               368,781             (214,182)             1,156,307
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (64,991)               506,679             (459,134)               273,522
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (12,677)               875,460             (673,316)             1,429,829
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (8,137)  $            871,963  $          (401,590)  $          1,500,660
                                              ====================  ====================  ====================  ====================

                                                     LMPVET                                       LMPVET
                                                   CLEARBRIDGE             LMPVET               CLEARBRIDGE
                                               VARIABLE AGGRESSIVE       CLEARBRIDGE         VARIABLE DIVIDEND
                                                     GROWTH         VARIABLE APPRECIATION        STRATEGY
                                                INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                              --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              8,492  $                346   $              7,429
                                              --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 2,666                    49                    908
                                              --------------------  ---------------------  --------------------
           Net investment income (loss).....                 5,826                   297                  6,521
                                              --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                68,103                   583                     --
      Realized gains (losses) on sale of
        investments.........................                42,515                   134                 17,322
                                              --------------------  ---------------------  --------------------
           Net realized gains (losses)......               110,618                   717                 17,322
                                              --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (116,438)                 1,332                 32,670
                                              --------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               (5,820)                 2,049                 49,992
                                              --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                  6  $              2,346   $             56,513
                                              ====================  =====================  ====================

                                                     LMPVET                LMPVET
                                                   CLEARBRIDGE           CLEARBRIDGE         LMPVIT WESTERN
                                               VARIABLE LARGE CAP    VARIABLE LARGE CAP   ASSET VARIABLE GLOBAL
                                                     GROWTH                 VALUE            HIGH YIELD BOND
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................  $              6,013  $             45,708  $            655,339
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 3,960                 5,981                20,150
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....                 2,053                39,727               635,189
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                99,613                62,140                    --
      Realized gains (losses) on sale of
        investments.........................                33,411                14,003             (657,629)
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......               133,024                76,143             (657,629)
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................                   415               240,731             1,435,513
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               133,439               316,874               777,884
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            135,492  $            356,601  $          1,413,073
                                              ====================  ====================  =====================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                     MFS VIT               MFS VIT             MFS VIT II          MIST BLACKROCK
                                                  GLOBAL EQUITY         NEW DISCOVERY          HIGH YIELD            HIGH YIELD
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                  5  $                 --  $                307  $          1,936,794
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                    --                   686                    73                15,583
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                     5                 (686)                   234             1,921,211
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    28                15,710                    --                    --
      Realized gains (losses) on sale of
        investments.........................                     1                 (766)                  (14)             (481,768)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                    29                14,944                  (14)             (481,768)
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                     4                16,005                   588             2,381,038
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                    33                30,949                   574             1,899,270
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                 38  $             30,263  $                808  $          3,820,481
                                              ====================  ====================  ====================  ====================

                                                                                              MIST HARRIS
                                              MIST CLARION GLOBAL     MIST CLEARBRIDGE          OAKMARK            MIST INVESCO
                                                  REAL ESTATE         AGGRESSIVE GROWTH      INTERNATIONAL         MID CAP VALUE
                                               INVESTMENT OPTION      INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           925,986   $           120,874  $            576,299  $             24,392
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               69,033                27,729                45,082                 7,478
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....              856,953                93,145               531,217                16,914
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --                    --             1,614,759               187,880
      Realized gains (losses) on sale of
        investments.........................               22,840                90,370           (1,147,287)             (116,375)
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......               22,840                90,370               467,472                71,505
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            (787,445)               291,125             1,116,248               381,736
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            (764,605)               381,495             1,583,720               453,241
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            92,348   $           474,640  $          2,114,937  $            470,155
                                              ====================  ===================  ====================  ====================


                                                  MIST INVESCO       MIST LOOMIS SAYLES
                                                SMALL CAP GROWTH       GLOBAL MARKETS
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $            169,333
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                14,469                18,620
                                              --------------------  --------------------
           Net investment income (loss).....              (14,469)               150,713
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             1,567,569               278,765
      Realized gains (losses) on sale of
        investments.........................             (450,139)               181,632
                                              --------------------  --------------------
           Net realized gains (losses)......             1,117,430               460,397
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (161,805)             (197,821)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               955,625               262,576
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            941,156  $            413,289
                                              ====================  ====================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                MIST MET/ABERDEEN
                                                EMERGING MARKETS     MIST MET/WELLINGTON   MIST METLIFE ASSET       MIST METLIFE
                                                     EQUITY          LARGE CAP RESEARCH      ALLOCATION 100        SMALL CAP VALUE
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            132,419  $             15,809  $              6,452  $             46,050
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                20,974                 1,436                   574                 8,593
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               111,445                14,373                 5,878                37,457
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                46,237                36,806               117,862
      Realized gains (losses) on sale of
        investments.........................             (334,926)                 8,489              (12,516)             (105,393)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (334,926)                54,726                24,290                12,469
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,314,095              (13,930)              (20,581)             1,130,800
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               979,169                40,796                 3,709             1,143,269
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,090,614  $             55,169  $              9,587  $          1,180,726
                                              ====================  ====================  ====================  ====================

                                                                            MIST                  MIST               MIST PIMCO
                                               MIST MFS RESEARCH       MORGAN STANLEY          OPPENHEIMER       INFLATION PROTECTED
                                                 INTERNATIONAL         MID CAP GROWTH         GLOBAL EQUITY             BOND
                                               INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            49,288   $                 --  $              4,789  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                4,947                  2,132                   979                56,212
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               44,341                (2,132)                 3,810              (56,212)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --                     --                26,286                    --
      Realized gains (losses) on sale of
        investments.........................             (26,546)                 28,919              (23,591)             (456,150)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (26,546)                 28,919                 2,695             (456,150)
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (44,665)              (161,797)              (59,314)             2,130,524
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (71,211)              (132,878)              (56,619)             1,674,374
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (26,870)   $          (135,010)  $           (52,809)  $          1,618,162
                                              ====================  ====================  ====================  ====================


                                               MIST T. ROWE PRICE    MIST T. ROWE PRICE
                                                 LARGE CAP VALUE       MID CAP GROWTH
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            150,652  $                 --
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                11,394                 3,940
                                              --------------------  --------------------
           Net investment income (loss).....               139,258               (3,940)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               630,950               286,326
      Realized gains (losses) on sale of
        investments.........................               106,787                 2,358
                                              --------------------  --------------------
           Net realized gains (losses)......               737,737               288,684
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (60,490)             (162,564)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               677,247               126,120
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            816,505  $            122,180
                                              ====================  ====================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                        MSF BARCLAYS
                                               MSF BAILLIE GIFFORD        AGGREGATE           MSF BLACKROCK         MSF BLACKROCK
                                               INTERNATIONAL STOCK       BOND INDEX            BOND INCOME      CAPITAL APPRECIATION
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             1,170   $            247,808  $            819,038  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                  143                 14,723                50,672                   416
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                1,027                233,085               768,366                 (416)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --                     --                    --                20,431
      Realized gains (losses) on sale of
        investments.........................                 (48)                 87,994             (123,623)                 4,710
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 (48)                 87,994             (123,623)                25,141
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                2,725               (18,887)                57,274              (31,798)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                2,677                 69,107              (66,349)               (6,657)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             3,704   $            302,192  $            702,017  $            (7,073)
                                              ====================  ====================  ====================  ====================

                                                                        MSF BLACKROCK
                                                  MSF BLACKROCK       ULTRA-SHORT TERM       MSF FRONTIER         MSF JENNISON
                                                 LARGE CAP VALUE            BOND            MID CAP GROWTH           GROWTH
                                                INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             99,071  $             72,180  $                --  $           110,498
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                10,519               180,453                6,016               66,219
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....                88,552             (108,273)              (6,016)               44,279
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               539,741                 2,029              366,227            4,890,167
      Realized gains (losses) on sale of
        investments.........................             (187,767)                53,116             (25,033)             (52,133)
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......               351,974                55,145              341,194            4,838,034
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               720,948               167,549            (198,103)          (4,872,863)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             1,072,922               222,694              143,091             (34,829)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,161,474  $            114,421  $           137,075  $             9,450
                                              ====================  ====================  ===================  ===================

                                                                     MSF MET/WELLINGTON
                                               MSF MET/WELLINGTON        CORE EQUITY
                                                    BALANCED            OPPORTUNITIES
                                                INVESTMENT OPTION   INVESTMENT OPTION (b)
                                              --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................  $            39,315   $             13,709
                                              --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                2,865                  1,262
                                              --------------------  ---------------------
           Net investment income (loss).....               36,450                 12,447
                                              --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               66,223                 37,442
      Realized gains (losses) on sale of
        investments.........................             (11,327)                (1,370)
                                              --------------------  ---------------------
           Net realized gains (losses)......               54,896                 36,072
                                              --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................                8,621               (23,659)
                                              --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               63,517                 12,413
                                              --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            99,967   $             24,860
                                              ====================  =====================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                   MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                               ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             11,405  $             10,884  $            153,649  $              6,654
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                   729                   611                 8,245                   523
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                10,676                10,273               145,404                 6,131
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                11,818                20,035               443,234                26,935
      Realized gains (losses) on sale of
        investments.........................              (12,094)               (5,367)             (145,181)                 2,138
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 (276)                14,668               298,053                29,073
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 2,463               (8,330)             (141,967)              (22,917)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                 2,187                 6,338               156,086                 6,156
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             12,863  $             16,611  $            301,490  $             12,287
                                              ====================  ====================  ====================  ====================

                                                   MSF METLIFE           MSF METLIFE             MSF MFS
                                               MID CAP STOCK INDEX       STOCK INDEX          TOTAL RETURN         MSF MFS VALUE
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                              ---------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            288,430   $           365,789  $           547,105  $            973,799
                                              ---------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                42,210                34,891               38,219                74,259
                                              ---------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....               246,220               330,898              508,886               899,540
                                              ---------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             1,731,808               801,984              845,084             3,884,375
      Realized gains (losses) on sale of
        investments.........................              (69,943)               568,916              479,687                13,877
                                              ---------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......             1,661,865             1,370,900            1,324,771             3,898,252
                                              ---------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             2,462,434               276,139            (169,281)               693,895
                                              ---------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             4,124,299             1,647,039            1,155,490             4,592,147
                                              ---------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          4,370,519   $         1,977,937  $         1,664,376  $          5,491,687
                                              =====================  ===================  ===================  ====================

                                                  MSF MSCI EAFE         MSF NEUBERGER
                                                      INDEX            BERMAN GENESIS
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            304,436  $              1,211
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                17,238                   352
                                              --------------------  --------------------
           Net investment income (loss).....               287,198                   859
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                    --
      Realized gains (losses) on sale of
        investments.........................             (227,038)                45,095
                                              --------------------  --------------------
           Net realized gains (losses)......             (227,038)                45,095
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               212,829              (21,962)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (14,209)                23,133
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            272,989  $             23,992
                                              ====================  ====================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                              MSF WESTERN
                                                                                           ASSET MANAGEMENT          MSF WESTERN
                                                MSF RUSSELL 2000      MSF T. ROWE PRICE     STRATEGIC BOND        ASSET MANAGEMENT
                                                      INDEX           LARGE CAP GROWTH       OPPORTUNITIES         U.S. GOVERNMENT
                                                INVESTMENT OPTION     INVESTMENT OPTION  INVESTMENT OPTION (a)    INVESTMENT OPTION
                                              --------------------  -------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            413,697  $                --   $             6,632   $            177,943
                                              --------------------  -------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                54,340                5,150                   543                  3,481
                                              --------------------  -------------------  ---------------------  --------------------
           Net investment income (loss).....               359,357              (5,150)                 6,089                174,462
                                              --------------------  -------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             1,742,050              293,333                    --                     --
      Realized gains (losses) on sale of
        investments.........................               556,989              (8,133)                 3,337               (14,665)
                                              --------------------  -------------------  ---------------------  --------------------
           Net realized gains (losses)......             2,299,039              285,200                 3,337               (14,665)
                                              --------------------  -------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             3,134,593            (261,223)                 5,366               (60,707)
                                              --------------------  -------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             5,433,632               23,977                 8,703               (75,372)
                                              --------------------  -------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          5,792,989  $            18,827   $            14,792   $             99,090
                                              ====================  ===================  =====================  ====================


                                                 OPPENHEIMER VA                                PIMCO VIT             PIMCO VIT
                                                   MAIN STREET           PIMCO VIT        COMMODITYREALRETURN        LONG-TERM
                                                    SMALL CAP            ALL ASSET             STRATEGY           U.S. GOVERNMENT
                                                INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             7,742  $              2,952  $             33,182  $                  1
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                2,921                   327                 5,833                    --
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                4,821                 2,625                27,349                     1
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               57,396                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................            (113,640)              (11,523)             (132,240)                    --
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (56,244)              (11,523)             (132,240)                    --
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              289,620                33,803               549,148                   (1)
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              233,376                22,280               416,908                   (1)
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           238,197  $             24,905  $            444,257  $                 --
                                              ===================  ====================  ====================  ====================



                                                    PIMCO VIT           PIMCO VIT
                                                  LOW DURATION        TOTAL RETURN
                                                INVESTMENT OPTION   INVESTMENT OPTION
                                              -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $           346,243  $           622,049
                                              -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               43,284               61,403
                                              -------------------  -------------------
           Net investment income (loss).....              302,959              560,646
                                              -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --                   --
      Realized gains (losses) on sale of
        investments.........................            (120,909)            (404,331)
                                              -------------------  -------------------
           Net realized gains (losses)......            (120,909)            (404,331)
                                              -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               98,342              649,145
                                              -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (22,567)              244,814
                                              -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           280,392  $           805,460
                                              ===================  ===================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                   PIONEER VCT            PUTNAM VT             PUTNAM VT
                                                  MID CAP VALUE      INTERNATIONAL VALUE    MULTI-CAP GROWTH       ROYCE MICRO-CAP
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              4,826  $                 26  $                902  $              3,599
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 1,972                     1                   216                 1,042
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 2,854                    25                   686                 2,557
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                64,500                    --                12,493                    --
      Realized gains (losses) on sale of
        investments.........................              (25,586)                   (3)                 (175)              (18,663)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                38,914                   (3)                12,318              (18,663)
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                97,646                   (1)               (9,833)               108,606
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               136,560                   (4)                 2,485                89,943
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            139,414  $                 21  $              3,171  $             92,500
                                              ====================  ====================  ====================  ====================

                                                                      TAP 1919 VARIABLE
                                                                     SOCIALLY RESPONSIVE      UIF EMERGING          UIF EMERGING
                                                 ROYCE SMALL-CAP          BALANCED            MARKETS DEBT         MARKETS EQUITY
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            137,078  $                795  $            198,654  $             78,342
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                11,456                   160                 7,067                31,964
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               125,622                   635               191,587                46,378
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             1,355,080                 5,315                    --                    --
      Realized gains (losses) on sale of
        investments.........................             (389,283)                 (153)               (6,164)             (161,544)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               965,797                 5,162               (6,164)             (161,544)
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               317,004               (1,003)               144,260             1,076,155
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             1,282,801                 4,159               138,096               914,611
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,408,423  $              4,794  $            329,683  $            960,989
                                              ====================  ====================  ====================  ====================

                                                                        VANGUARD VIF
                                                  VANGUARD VIF          SMALL COMPANY
                                                DIVERSIFIED VALUE          GROWTH
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             40,728  $                681
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 2,549                   715
                                              --------------------  --------------------
           Net investment income (loss).....                38,179                  (34)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                83,311                17,285
      Realized gains (losses) on sale of
        investments.........................              (16,955)               (3,701)
                                              --------------------  --------------------
           Net realized gains (losses)......                66,356                13,584
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (43,336)                20,340
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                23,020                33,924
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             61,199  $             33,890
                                              ====================  ====================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                 AB GLOBAL
                                              THEMATIC GROWTH                 AB INTERMEDIATE BOND
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2016              2015             2016            2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (19)  $          (14)  $           210  $           263
   Net realized gains (losses)......                9               19            (284)              213
   Change in unrealized gains
     (losses) on investments........             (52)             (14)          (1,751)            (512)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             (62)              (9)          (1,825)             (36)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            2,892            4,505            1,135            1,768
   Net transfers (including
     fixed account).................               --               --          109,805               --
   Policy charges...................            (308)            (232)            (524)            (234)
   Transfers for policy benefits
     and terminations...............              (2)               --               --              (2)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            2,582            4,273          110,416            1,532
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............            2,520            4,264          108,591            1,496
NET ASSETS:
   Beginning of year................            8,786            4,522            7,882            6,386
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $        11,306  $         8,786  $       116,473  $         7,882
                                      ===============  ===============  ===============  ===============

                                                                                 AMERICAN CENTURY
                                          AB INTERNATIONAL VALUE              VP CAPITAL APPRECIATION
                                             INVESTMENT OPTION                   INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                           2016              2015             2016             2015
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           439  $           811  $      (11,385)  $       (11,930)
   Net realized gains (losses)......             (65)               20          585,284           603,318
   Change in unrealized gains
     (losses) on investments........            (453)            (613)        (405,137)         (523,184)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             (79)              218          168,762            68,204
                                      ---------------  ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            6,663           10,380               97                88
   Net transfers (including
     fixed account).................               --               --        (814,235)           968,621
   Policy charges...................          (1,081)            (992)         (72,007)          (62,491)
   Transfers for policy benefits
     and terminations...............              (6)              (1)          (5,051)               (3)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            5,576            9,387        (891,196)           906,215
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............            5,497            9,605        (722,434)           974,419
NET ASSETS:
   Beginning of year................           33,950           24,345        8,160,383         7,185,964
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $        39,447  $        33,950  $     7,437,949  $      8,160,383
                                      ===============  ===============  ===============  ================


                                          AMERICAN CENTURY VP ULTRA             AMERICAN FUNDS BOND
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                            2016             2015              2016             2015
                                      ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            47   $            71  $           568  $           488
   Net realized gains (losses)......            1,619             3,283              135              606
   Change in unrealized gains
     (losses) on investments........             (87)           (1,464)              147          (1,180)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            1,579             1,890              850             (86)
                                      ---------------   ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            2,672             4,163            6,004            9,353
   Net transfers (including
     fixed account).................               --                --               --               --
   Policy charges...................          (1,058)           (1,064)          (1,080)            (928)
   Transfers for policy benefits
     and terminations...............              (3)               (1)              (1)              (2)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            1,611             3,098            4,923            8,423
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............            3,190             4,988            5,773            8,337
NET ASSETS:
   Beginning of year................           35,234            30,246           32,253           23,916
                                      ---------------   ---------------  ---------------  ---------------
   End of year......................  $        38,424   $        35,234  $        38,026  $        32,253
                                      ===============   ===============  ===============  ===============


                                        AMERICAN FUNDS GLOBAL GROWTH
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2016             2015
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        53,167  $        74,235
   Net realized gains (losses)......          468,917          910,315
   Change in unrealized gains
     (losses) on investments........        (562,528)        (451,197)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (40,444)          533,353
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            4,130            5,074
   Net transfers (including
     fixed account).................      (1,594,696)          603,265
   Policy charges...................        (103,267)        (102,401)
   Transfers for policy benefits
     and terminations...............         (93,490)        (145,127)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,787,323)          360,811
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,827,767)          894,164
NET ASSETS:
   Beginning of year................        9,066,661        8,172,497
                                      ---------------  ---------------
   End of year......................  $     7,238,894  $     9,066,661
                                      ===============  ===============

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            AMERICAN FUNDS GLOBAL
                                            SMALL CAPITALIZATION              AMERICAN FUNDS GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016            2015              2016            2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             2  $           (4)  $       309,796  $       250,645
   Net realized gains (losses)......              376              171        5,958,682       14,267,353
   Change in unrealized gains
     (losses) on investments........            (334)            (172)      (1,566,612)     (10,867,095)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               44              (5)        4,701,866        3,650,903
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              154              146           16,605           20,828
   Net transfers (including
     fixed account).................              (3)               --      (8,848,379)      (1,082,074)
   Policy charges...................             (38)             (39)        (776,801)        (752,352)
   Transfers for policy benefits
     and terminations...............               --              (1)        (725,889)        (500,984)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........              113              106     (10,334,464)      (2,314,582)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............              157              101      (5,632,598)        1,336,321
NET ASSETS:
   Beginning of year................            1,961            1,860       60,768,489       59,432,168
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $         2,118  $         1,961  $    55,135,891  $    60,768,489
                                      ===============  ===============  ===============  ===============

                                              AMERICAN FUNDS                     AMERICAN FUNDS
                                               GROWTH-INCOME                    HIGH-INCOME BOND
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2016              2015             2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       239,154  $       210,860  $         2,615  $         2,289
   Net realized gains (losses)......        2,010,493        4,338,186            (156)             (86)
   Change in unrealized gains
     (losses) on investments........        (323,664)      (3,996,881)            4,414          (5,334)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,925,983          552,165            6,873          (3,131)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            7,117          275,422            3,167            4,933
   Net transfers (including
     fixed account).................         (31,820)          914,618               --               --
   Policy charges...................        (256,163)        (236,965)          (1,230)          (1,257)
   Transfers for policy benefits
     and terminations...............        (294,393)      (6,004,181)              (3)              (2)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (575,259)      (5,051,106)            1,934            3,674
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,350,724      (4,498,941)            8,807              543
NET ASSETS:
   Beginning of year................       17,257,509       21,756,450           37,975           37,432
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    18,608,233  $    17,257,509  $        46,782  $        37,975
                                      ===============  ===============  ===============  ===============


                                        AMERICAN FUNDS INTERNATIONAL        AMERICAN FUNDS NEW WORLD
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2016             2015              2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       304,076  $       385,530  $        48,190  $        38,292
   Net realized gains (losses)......        1,778,918        1,954,107        (343,518)          451,709
   Change in unrealized gains
     (losses) on investments........      (1,267,921)      (3,737,097)          643,588        (788,952)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          815,073      (1,397,460)          348,260        (298,951)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --          170,805          126,967          265,797
   Net transfers (including
     fixed account).................        2,692,895        1,841,906      (1,567,798)          324,262
   Policy charges...................        (404,037)        (424,031)         (91,734)         (82,934)
   Transfers for policy benefits
     and terminations...............      (5,524,152)      (1,274,942)         (27,945)         (43,584)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (3,235,294)          313,738      (1,560,510)          463,541
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (2,420,221)      (1,083,722)      (1,212,250)          164,590
NET ASSETS:
   Beginning of year................       26,583,346       27,667,068        9,045,100        8,880,510
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    24,163,125  $    26,583,346  $     7,832,850  $     9,045,100
                                      ===============  ===============  ===============  ===============

                                             AMERICAN FUNDS U.S.
                                       GOVERNMENT/AAA-RATED SECURITIES
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2016             2015
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           972  $           898
   Net realized gains (losses)......            1,568              550
   Change in unrealized gains
     (losses) on investments........          (1,939)            (729)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              601              719
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           11,898           18,535
   Net transfers (including
     fixed account).................            5,556              794
   Policy charges...................          (2,337)          (2,040)
   Transfers for policy benefits
     and terminations...............               --              (2)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           15,117           17,287
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............           15,718           18,006
NET ASSETS:
   Beginning of year................           70,951           52,945
                                      ---------------  ---------------
   End of year......................  $        86,669  $        70,951
                                      ===============  ===============

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        DELAWARE VIP SMALL CAP VALUE          DREYFUS VIF APPRECIATION
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ---------------------------------  ----------------------------------
                                            2016             2015              2016              2015
                                      ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       231,742  $        158,394  $          9,634  $         10,727
   Net realized gains (losses)......        2,139,799         3,148,379           100,716            58,439
   Change in unrealized gains
     (losses) on investments........        5,635,412       (5,215,131)          (63,394)          (89,578)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        8,006,953       (1,908,358)            46,956          (20,412)
                                      ---------------  ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          561,321         1,549,796             7,597            11,834
   Net transfers (including
     fixed account).................      (2,191,921)       (1,053,195)          (36,991)          (47,139)
   Policy charges...................        (424,763)         (411,619)          (20,257)          (18,535)
   Transfers for policy benefits
     and terminations...............         (83,286)         (200,087)          (10,099)          (18,230)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,138,649)         (115,105)          (59,750)          (72,070)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............        5,868,304       (2,023,463)          (12,794)          (92,482)
NET ASSETS:
   Beginning of year................       27,829,596        29,853,059           709,965           802,447
                                      ---------------  ----------------  ----------------  ----------------
   End of year......................  $    33,697,900  $     27,829,596  $        697,171  $        709,965
                                      ===============  ================  ================  ================

                                                                              DREYFUS VIF OPPORTUNISTIC
                                       DREYFUS VIF INTERNATIONAL VALUE                SMALL CAP
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  ---------------------------------
                                            2016              2015              2016             2015
                                      ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (342)  $             13  $       (1,962)  $        (2,066)
   Net realized gains (losses)......             (117)               (2)          119,063           120,834
   Change in unrealized gains
     (losses) on investments........           (1,743)              (93)           61,706         (136,957)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (2,202)              (82)          178,807          (18,189)
                                      ----------------  ----------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               568               884            1,350             1,416
   Net transfers (including
     fixed account).................           841,113                --          323,395            59,971
   Policy charges...................           (1,909)              (33)         (20,251)          (16,949)
   Transfers for policy benefits
     and terminations...............               (2)               (2)        (109,072)          (45,408)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           839,770               849          195,422             (970)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............           837,568               767          374,229          (19,159)
NET ASSETS:
   Beginning of year................             1,288               521        1,020,363         1,039,522
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $        838,856  $          1,288  $     1,394,592  $      1,020,363
                                      ================  ================  ===============  ================


                                           FIDELITY VIP CONTRAFUND          FIDELITY VIP EQUITY-INCOME
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                           2016              2015             2016              2015
                                      ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        96,373   $       234,614  $        14,209   $        19,625
   Net realized gains (losses)......        4,406,643         3,603,307           37,989            58,311
   Change in unrealized gains
     (losses) on investments........      (2,694,740)       (3,899,867)           57,900         (105,143)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,808,276          (61,946)          110,098          (27,207)
                                      ---------------   ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          917,394         2,340,306            2,325             3,622
   Net transfers (including
     fixed account).................     (14,442,326)         1,780,733               --                --
   Policy charges...................        (422,402)         (425,829)          (8,484)           (7,857)
   Transfers for policy benefits
     and terminations...............        (379,044)         (618,388)          (7,202)               (1)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........     (14,326,378)         3,076,822         (13,361)           (4,236)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............     (12,518,102)         3,014,876           96,737          (31,443)
NET ASSETS:
   Beginning of year................       35,520,831        32,505,955          625,757           657,200
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $    23,002,729   $    35,520,831  $       722,494   $       625,757
                                      ===============   ===============  ===============   ===============


                                           FIDELITY VIP FREEDOM 2010
                                               INVESTMENT OPTION
                                      ----------------------------------
                                            2016              2015
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          3,837  $         10,935
   Net realized gains (losses)......            23,864             5,442
   Change in unrealized gains
     (losses) on investments........            10,910          (18,975)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            38,611           (2,598)
                                      ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             3,789             5,903
   Net transfers (including
     fixed account).................           113,553           254,419
   Policy charges...................          (19,974)          (20,260)
   Transfers for policy benefits
     and terminations...............         (455,093)         (168,435)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (357,725)            71,627
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (319,114)            69,029
NET ASSETS:
   Beginning of year................           667,231           598,202
                                      ----------------  ----------------
   End of year......................  $        348,117  $        667,231
                                      ================  ================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015




                                          FIDELITY VIP FREEDOM 2015         FIDELITY VIP FREEDOM 2020
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016             2015             2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         9,707  $         7,755  $        32,164  $        34,976
   Net realized gains (losses)......           16,382            7,711          107,380           21,829
   Change in unrealized gains
     (losses) on investments........            4,432         (17,719)           57,394         (68,329)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           30,521          (2,253)          196,938         (11,524)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           18,708           29,142              769            1,198
   Net transfers (including
     fixed account).................        1,996,123          (6,274)        1,915,042          301,408
   Policy charges...................         (52,119)         (52,607)         (82,535)         (70,433)
   Transfers for policy benefits
     and terminations...............      (1,738,266)         (49,789)      (1,614,202)         (74,023)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          224,446         (79,528)          219,074          158,150
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          254,967         (81,781)          416,012          146,626
NET ASSETS:
   Beginning of year................          460,993          542,774        2,058,454        1,911,828
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       715,960  $       460,993  $     2,474,466  $     2,058,454
                                      ===============  ===============  ===============  ===============

                                                                                                              FIDELITY VIP
                                                                                                               GOVERNMENT
                                           FIDELITY VIP FREEDOM 2025          FIDELITY VIP FREEDOM 2030       MONEY MARKET
                                               INVESTMENT OPTION                  INVESTMENT OPTION         INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------  -----------------
                                            2016             2015              2016              2015           2016 (a)
                                      ----------------  ---------------  ----------------  ---------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         20,934  $        11,559  $         28,030  $        13,481  $         9,459
   Net realized gains (losses)......            32,078           12,115            59,105           12,250               --
   Change in unrealized gains
     (losses) on investments........            12,688         (23,336)            40,644         (34,580)               --
                                      ----------------  ---------------  ----------------  ---------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            65,700              338           127,779          (8,849)            9,459
                                      ----------------  ---------------  ----------------  ---------------  -----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             1,245            1,939             3,121            4,745           68,467
   Net transfers (including
     fixed account).................         1,807,969          142,074         2,845,571          278,235       51,847,467
   Policy charges...................          (46,964)         (37,194)          (65,625)         (44,618)        (336,985)
   Transfers for policy benefits
     and terminations...............         (984,239)         (45,948)       (1,568,602)         (45,944)        (274,997)
                                      ----------------  ---------------  ----------------  ---------------  -----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           778,011           60,871         1,214,465          192,418       51,303,952
                                      ----------------  ---------------  ----------------  ---------------  -----------------
     Net increase (decrease)
        in net assets...............           843,711           61,209         1,342,244          183,569       51,313,411
NET ASSETS:
   Beginning of year................           677,593          616,384           831,786          648,217               --
                                      ----------------  ---------------  ----------------  ---------------  -----------------
   End of year......................  $      1,521,304  $       677,593  $      2,174,030  $       831,786  $    51,313,411
                                      ================  ===============  ================  ===============  =================



                                        FIDELITY VIP GROWTH & INCOME         FIDELITY VIP HIGH INCOME
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                            2016             2015             2016              2015
                                      ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           228   $           209  $         7,236  $          8,514
   Net realized gains (losses)......              788            27,243            (323)             (112)
   Change in unrealized gains
     (losses) on investments........            1,325          (26,609)           11,430          (13,576)
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            2,341               843           18,343           (5,174)
                                      ---------------   ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            3,423             5,332            5,473             8,526
   Net transfers (including
     fixed account).................               --         (103,766)               --                --
   Policy charges...................            (435)             (563)          (2,096)           (1,864)
   Transfers for policy benefits
     and terminations...............              (5)               (1)          (1,269)               (1)
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            2,983          (98,998)            2,108             6,661
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............            5,324          (98,155)           20,451             1,487
NET ASSETS:
   Beginning of year................           12,265           110,420          125,381           123,894
                                      ---------------   ---------------  ---------------  ----------------
   End of year......................  $        17,589   $        12,265  $       145,832  $        125,381
                                      ===============   ===============  ===============  ================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                  FIDELITY VIP
                                           FIDELITY VIP INDEX 500             INVESTMENT GRADE BOND
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016             2015            2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,769,418  $     2,324,568  $       948,815  $     1,097,390
   Net realized gains (losses)......        4,502,188        5,850,466        (210,913)         (72,778)
   Change in unrealized gains
     (losses) on investments........        8,434,105      (6,506,027)        1,066,359      (1,511,832)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       14,705,711        1,669,007        1,804,261        (487,220)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          231,230          997,438          198,942          465,828
   Net transfers (including
     fixed account).................       13,676,548        (505,377)      (6,775,911)       26,792,041
   Policy charges...................      (1,710,795)      (1,502,978)        (694,235)        (654,875)
   Transfers for policy benefits
     and terminations...............     (10,447,517)      (2,156,498)        (551,829)      (2,419,293)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        1,749,466      (3,167,415)      (7,823,033)       24,183,701
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............       16,455,177      (1,498,408)      (6,018,772)       23,696,481
NET ASSETS:
   Beginning of year................      126,777,197      128,275,605       44,770,274       21,073,793
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $   143,232,374  $   126,777,197  $    38,751,502  $    44,770,274
                                      ===============  ===============  ===============  ===============


                                            FIDELITY VIP MID CAP              FIDELITY VIP OVERSEAS
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                           2016             2015              2016             2015
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         5,194  $         6,482  $        16,327  $         14,909
   Net realized gains (losses)......        (954,125)        3,852,924          (9,128)           609,361
   Change in unrealized gains
     (losses) on investments........          448,727      (3,840,381)        (134,997)         (288,595)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (500,204)           19,025        (127,798)           335,675
                                      ---------------  ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           52,056        1,335,710              635               834
   Net transfers (including
     fixed account).................     (10,497,625)      (9,063,210)        (107,492)           840,651
   Policy charges...................        (170,952)        (326,146)         (23,261)          (31,875)
   Transfers for policy benefits
     and terminations...............        (155,687)        (229,238)         (61,365)       (3,335,599)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........     (10,772,208)      (8,282,884)        (191,483)       (2,525,989)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (11,272,412)      (8,263,859)        (319,281)       (2,190,314)
NET ASSETS:
   Beginning of year................       18,255,237       26,519,096        1,837,289         4,027,603
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $     6,982,825  $    18,255,237  $     1,518,008  $      1,837,289
                                      ===============  ===============  ===============  ================

                                           FTVIPT FRANKLIN MUTUAL             FTVIPT FRANKLIN SMALL-MID
                                            GLOBAL DISCOVERY VIP                   CAP GROWTH VIP
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                            2016             2015              2016             2015
                                      ---------------   ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         1,334   $         3,364  $        (3,889)  $       (4,404)
   Net realized gains (losses)......            2,082             (734)          (16,077)          528,414
   Change in unrealized gains
     (losses) on investments........            8,150           (7,477)           104,614        (572,152)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           11,566           (4,847)            84,648         (48,142)
                                      ---------------   ---------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --                --               943              915
   Net transfers (including
     fixed account).................         (48,123)          (41,102)         5,839,150        1,378,361
   Policy charges...................          (1,498)           (5,182)         (173,685)        (184,998)
   Transfers for policy benefits
     and terminations...............              (1)               (2)       (6,097,123)      (1,450,255)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (49,622)          (46,286)         (430,715)        (255,977)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (38,056)          (51,133)         (346,067)        (304,119)
NET ASSETS:
   Beginning of year................           69,187           120,320         2,075,506        2,379,625
                                      ---------------   ---------------  ----------------  ---------------
   End of year......................  $        31,131   $        69,187  $      1,729,439  $     2,075,506
                                      ===============   ===============  ================  ===============

                                               FTVIPT TEMPLETON
                                            DEVELOPING MARKETS VIP
                                               INVESTMENT OPTION
                                      ---------------------------------
                                            2016              2015
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          7,329  $        33,098
   Net realized gains (losses)......         (214,623)         (41,357)
   Change in unrealized gains
     (losses) on investments........           402,806        (368,384)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           195,512        (376,643)
                                      ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             4,215            5,672
   Net transfers (including
     fixed account).................         (509,186)        (355,606)
   Policy charges...................          (17,672)         (27,016)
   Transfers for policy benefits
     and terminations...............          (40,637)         (76,749)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (563,280)        (453,699)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (367,768)        (830,342)
NET ASSETS:
   Beginning of year................         1,106,836        1,937,178
                                      ----------------  ---------------
   End of year......................  $        739,068  $     1,106,836
                                      ================  ===============

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                               FTVIPT TEMPLETON                   FTVIPT TEMPLETON
                                                  FOREIGN VIP                      GLOBAL BOND VIP
                                               INVESTMENT OPTION                  INVESTMENT OPTION
                                      ----------------------------------  ---------------------------------
                                            2016              2015             2016              2015
                                      ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        204,535  $        396,279  $      (38,396)  $      1,843,552
   Net realized gains (losses)......         (212,896)           436,465        (544,257)         (125,558)
   Change in unrealized gains
     (losses) on investments........           710,598       (1,735,386)        1,191,175       (2,751,620)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           702,237         (902,642)          608,522       (1,033,626)
                                      ----------------  ----------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            36,362            40,664           99,655           323,847
   Net transfers (including
     fixed account).................       (1,071,342)           876,022        (993,482)       (3,805,741)
   Policy charges...................         (168,979)         (164,861)        (265,344)         (286,183)
   Transfers for policy benefits
     and terminations...............         (197,997)         (188,651)        (324,996)         (544,301)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........       (1,401,956)           563,174      (1,484,167)       (4,312,378)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (699,719)         (339,468)        (875,645)       (5,346,004)
NET ASSETS:
   Beginning of year................        12,173,867        12,513,335       22,803,547        28,149,551
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $     11,474,148  $     12,173,867  $    21,927,902  $     22,803,547
                                      ================  ================  ===============  ================


                                            INVESCO V.I. COMSTOCK        INVESCO V.I. INTERNATIONAL GROWTH
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  ----------------------------------
                                           2016              2015             2016              2015
                                      ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         7,459  $        10,286  $        351,876  $       374,986
   Net realized gains (losses)......           51,561            1,677            82,525          382,220
   Change in unrealized gains
     (losses) on investments........           48,505         (56,626)         (638,179)      (1,541,535)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          107,525         (44,663)         (203,778)        (784,329)
                                      ---------------  ---------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              293              456           436,288        1,121,394
   Net transfers (including
     fixed account).................               --               --         1,044,725          805,110
   Policy charges...................          (7,912)          (7,603)         (356,215)        (325,792)
   Transfers for policy benefits
     and terminations...............          (7,585)              (2)         (249,037)         (58,994)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (15,204)          (7,149)           875,761        1,541,718
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............           92,321         (51,812)           671,983          757,389
NET ASSETS:
   Beginning of year................          653,416          705,228        27,614,745       26,857,356
                                      ---------------  ---------------  ----------------  ---------------
   End of year......................  $       745,737  $       653,416  $     28,286,728  $    27,614,745
                                      ===============  ===============  ================  ===============


                                           JANUS ASPEN ENTERPRISE            JANUS ASPEN GLOBAL RESEARCH
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                           2016              2015              2016              2015
                                      ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (31,138)  $         41,319  $          4,540  $         2,855
   Net realized gains (losses)......        2,395,112         1,898,062            52,314           65,180
   Change in unrealized gains
     (losses) on investments........        1,190,526       (1,675,387)          (64,991)         (86,140)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        3,554,500           263,994           (8,137)         (18,105)
                                      ---------------  ----------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           17,278            52,807                --               --
   Net transfers (including
     fixed account).................        9,807,952         3,002,927         (135,305)         (43,913)
   Policy charges...................        (285,512)         (121,148)          (12,598)         (13,471)
   Transfers for policy benefits
     and terminations...............        (267,940)           (5,710)          (92,471)         (24,666)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        9,271,778         2,928,876         (240,374)         (82,050)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       12,826,278         3,192,870         (248,511)        (100,155)
NET ASSETS:
   Beginning of year................       13,325,201        10,132,331           835,905          936,060
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $    26,151,479  $     13,325,201  $        587,394  $       835,905
                                      ===============  ================  ================  ===============


                                        JANUS ASPEN GLOBAL TECHNOLOGY
                                              INVESTMENT OPTION
                                      ---------------------------------
                                           2016              2015
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (3,497)  $       (11,552)
   Net realized gains (losses)......          368,781         1,938,418
   Change in unrealized gains
     (losses) on investments........          506,679       (1,527,069)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          871,963           399,797
                                      ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            1,391           115,072
   Net transfers (including
     fixed account).................          189,432            72,855
   Policy charges...................         (80,763)          (76,576)
   Transfers for policy benefits
     and terminations...............        (177,262)       (2,761,287)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (67,202)       (2,649,936)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............          804,761       (2,250,139)
NET ASSETS:
   Beginning of year................        6,535,387         8,785,526
                                      ---------------  ----------------
   End of year......................  $     7,340,148  $      6,535,387
                                      ===============  ================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                               JANUS ASPEN PERKINS
                                            JANUS ASPEN OVERSEAS                  MID CAP VALUE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016            2015              2016            2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       271,726  $        23,342  $        70,831  $        89,856
   Net realized gains (losses)......        (214,182)        (123,863)        1,156,307        1,415,816
   Change in unrealized gains
     (losses) on investments........        (459,134)        (401,148)          273,522      (1,910,528)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (401,590)        (501,669)        1,500,660        (404,856)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              154              146            4,887            7,614
   Net transfers (including
     fixed account).................          390,581        (209,891)        (249,330)      (2,318,810)
   Policy charges...................         (64,400)         (60,659)         (97,744)         (90,790)
   Transfers for policy benefits
     and terminations...............              (6)              (4)         (53,822)         (60,090)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          326,329        (270,408)        (396,009)      (2,462,076)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (75,261)        (772,077)        1,104,651      (2,866,932)
NET ASSETS:
   Beginning of year................        6,097,975        6,870,052        9,399,377       12,266,309
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     6,022,714  $     6,097,975  $    10,504,028  $     9,399,377
                                      ===============  ===============  ===============  ===============

                                             LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH           VARIABLE APPRECIATION
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2016              2015             2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         5,826  $         (576)  $           297  $           248
   Net realized gains (losses)......          110,618        1,510,028              717              791
   Change in unrealized gains
     (losses) on investments........        (116,438)      (1,291,990)            1,332            (714)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                6          217,462            2,346              325
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              482              687            1,355            2,110
   Net transfers (including
     fixed account).................        (141,965)        (109,878)               --               --
   Policy charges...................         (68,683)         (79,373)            (737)            (742)
   Transfers for policy benefits
     and terminations...............         (45,107)      (3,428,624)              (2)              (3)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (255,273)      (3,617,188)              616            1,365
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (255,267)      (3,399,726)            2,962            1,690
NET ASSETS:
   Beginning of year................        1,540,946        4,940,672           24,151           22,461
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     1,285,679  $     1,540,946  $        27,113  $        24,151
                                      ===============  ===============  ===============  ===============

                                             LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                         VARIABLE DIVIDEND STRATEGY         VARIABLE LARGE CAP GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2016              2015             2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         6,521  $        10,167  $         2,053  $         6,546
   Net realized gains (losses)......           17,322           48,337          133,024          360,356
   Change in unrealized gains
     (losses) on investments........           32,670         (87,903)              415        (119,178)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           56,513         (29,399)          135,492          247,724
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --            3,608            3,807
   Net transfers (including
     fixed account).................        (110,299)           86,957      (1,361,827)        (539,148)
   Policy charges...................          (7,153)          (7,763)         (25,842)         (27,399)
   Transfers for policy benefits
     and terminations...............         (24,036)         (46,592)         (29,983)         (20,798)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (141,488)           32,602      (1,414,044)        (583,538)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (84,975)            3,203      (1,278,552)        (335,814)
NET ASSETS:
   Beginning of year................          595,678          592,475        2,465,574        2,801,388
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       510,703  $       595,678  $     1,187,022  $     2,465,574
                                      ===============  ===============  ===============  ===============

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP VALUE
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2016             2015
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        39,727  $        35,562
   Net realized gains (losses)......           76,143          319,878
   Change in unrealized gains
     (losses) on investments........          240,731        (461,896)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          356,601        (106,456)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            4,155            6,473
   Net transfers (including
     fixed account).................          294,267        (238,764)
   Policy charges...................         (38,551)         (33,590)
   Transfers for policy benefits
     and terminations...............        (129,978)         (59,545)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          129,893        (325,426)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............          486,494        (431,882)
NET ASSETS:
   Beginning of year................        2,684,770        3,116,652
                                      ---------------  ---------------
   End of year......................  $     3,171,264  $     2,684,770
                                      ===============  ===============

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            LMPVIT WESTERN ASSET                      MFS VIT
                                       VARIABLE GLOBAL HIGH YIELD BOND             GLOBAL EQUITY
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                           2016              2015              2016            2015
                                      ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       635,189  $       650,400   $             5  $             6
   Net realized gains (losses)......        (657,629)        (474,303)                29               21
   Change in unrealized gains
     (losses) on investments........        1,435,513        (833,340)                 4             (34)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,413,073        (657,243)                38              (7)
                                      ---------------  ---------------   ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              351              501                --               --
   Net transfers (including
     fixed account).................        (422,553)      (2,507,497)               (1)               --
   Policy charges...................        (101,884)        (117,988)              (15)             (17)
   Transfers for policy benefits
     and terminations...............         (22,556)         (80,889)                --              (1)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (546,642)      (2,705,873)              (16)             (18)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets...............          866,431      (3,363,116)                22             (25)
NET ASSETS:
   Beginning of year................       10,034,959       13,398,075               526              551
                                      ---------------  ---------------   ---------------  ---------------
   End of year......................  $    10,901,390  $    10,034,959   $           548  $           526
                                      ===============  ===============   ===============  ===============

                                                                                   MFS VIT II
                                            MFS VIT NEW DISCOVERY                  HIGH YIELD
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (686)  $       (3,069)  $           234  $           219
   Net realized gains (losses)......           14,944           79,425             (14)              (4)
   Change in unrealized gains
     (losses) on investments........           16,005          128,445              588            (403)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           30,263          204,801              808            (188)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            1,104            5,386            1,373            2,139
   Net transfers (including
     fixed account).................               --      (3,946,544)          174,360               --
   Policy charges...................          (4,282)         (24,496)            (447)             (84)
   Transfers for policy benefits
     and terminations...............          (4,044)         (12,644)              (2)              (2)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          (7,222)      (3,978,298)          175,284            2,053
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............           23,041      (3,773,497)          176,092            1,865
NET ASSETS:
   Beginning of year................          346,086        4,119,583            3,256            1,391
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       369,127  $       346,086  $       179,348  $         3,256
                                      ===============  ===============  ===============  ===============


                                           MIST BLACKROCK HIGH YIELD       MIST CLARION GLOBAL REAL ESTATE
                                               INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                            2016             2015              2016             2015
                                      ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      1,921,211  $     2,544,896  $       856,953   $     1,683,244
   Net realized gains (losses)......         (481,768)        (563,605)           22,840           459,036
   Change in unrealized gains
     (losses) on investments........         2,381,038      (2,983,553)        (787,445)       (2,899,706)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         3,820,481      (1,002,262)           92,348         (757,426)
                                      ----------------  ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           139,923          413,195          474,883         1,121,091
   Net transfers (including
     fixed account).................         2,674,425        2,484,222      (1,724,051)         (979,754)
   Policy charges...................         (300,573)        (264,100)        (424,196)         (418,367)
   Transfers for policy benefits
     and terminations...............         (293,588)      (3,785,760)        (569,497)         (343,587)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         2,220,187      (1,152,443)      (2,242,861)         (620,617)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............         6,040,668      (2,154,705)      (2,150,513)       (1,378,043)
NET ASSETS:
   Beginning of year................        24,567,007       26,721,712       41,754,116        43,132,159
                                      ----------------  ---------------  ---------------   ---------------
   End of year......................  $     30,607,675  $    24,567,007  $    39,603,603   $    41,754,116
                                      ================  ===============  ===============   ===============

                                              MIST CLEARBRIDGE
                                              AGGRESSIVE GROWTH
                                              INVESTMENT OPTION
                                      ---------------------------------
                                            2016             2015
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        93,145  $         47,187
   Net realized gains (losses)......           90,370           446,591
   Change in unrealized gains
     (losses) on investments........          291,125       (1,251,020)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          474,640         (757,242)
                                      ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            2,895             4,055
   Net transfers (including
     fixed account).................      (1,424,824)           395,079
   Policy charges...................        (195,859)         (172,900)
   Transfers for policy benefits
     and terminations...............        (271,449)          (63,189)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,889,237)           163,045
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (1,414,597)         (594,197)
NET ASSETS:
   Beginning of year................       19,327,934        19,922,131
                                      ---------------  ----------------
   End of year......................  $    17,913,337  $     19,327,934
                                      ===============  ================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MIST HARRIS OAKMARK
                                                INTERNATIONAL             MIST INVESCO MID CAP VALUE
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016             2015            2016              2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       531,217  $       674,959  $        16,914  $         9,190
   Net realized gains (losses)......          467,472        2,033,166           71,505          267,335
   Change in unrealized gains
     (losses) on investments........        1,116,248      (3,937,877)          381,736        (612,085)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,114,937      (1,229,752)          470,155        (335,560)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          762,498        1,928,921           18,259           53,322
   Net transfers (including
     fixed account).................          356,250        2,952,436        3,816,947        1,391,689
   Policy charges...................        (249,321)        (202,155)        (156,632)        (165,168)
   Transfers for policy benefits
     and terminations...............         (43,128)        (127,164)      (5,014,726)      (1,095,814)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          826,299        4,552,038      (1,336,152)          184,029
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        2,941,236        3,322,286        (865,997)        (151,531)
NET ASSETS:
   Beginning of year................       23,442,748       20,120,462        3,751,328        3,902,859
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    26,383,984  $    23,442,748  $     2,885,331  $     3,751,328
                                      ===============  ===============  ===============  ===============

                                                                               MIST LOOMIS SAYLES
                                        MIST INVESCO SMALL CAP GROWTH            GLOBAL MARKETS
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016            2015             2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (14,469)  $            63  $       150,713  $       169,362
   Net realized gains (losses)......        1,117,430        2,059,501          460,397          161,015
   Change in unrealized gains
     (losses) on investments........        (161,805)      (2,474,581)        (197,821)        (203,875)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          941,156        (415,017)          413,289          126,502
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           14,536           91,675              818            1,119
   Net transfers (including
     fixed account).................        (388,652)        4,503,196      (1,515,614)        (192,288)
   Policy charges...................        (123,131)         (95,635)         (97,846)        (105,594)
   Transfers for policy benefits
     and terminations...............         (75,443)        (116,855)         (40,921)        (102,949)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (572,690)        4,382,381      (1,653,563)        (399,712)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          368,466        3,967,364      (1,240,274)        (273,210)
NET ASSETS:
   Beginning of year................        9,151,543        5,184,179        9,848,702       10,121,912
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     9,520,009  $     9,151,543  $     8,608,428  $     9,848,702
                                      ===============  ===============  ===============  ===============

                                              MIST MET/ABERDEEN                 MIST MET/WELLINGTON
                                           EMERGING MARKETS EQUITY              LARGE CAP RESEARCH
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                            2016             2015             2016              2015
                                      ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       111,445   $       202,167  $        14,373  $         4,562
   Net realized gains (losses)......        (334,926)         (117,537)           54,726          121,550
   Change in unrealized gains
     (losses) on investments........        1,314,095       (1,656,305)         (13,930)         (95,920)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,090,614       (1,571,675)           55,169           30,192
                                      ---------------   ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          344,287           853,675            1,739            2,709
   Net transfers (including
     fixed account).................        2,743,408            52,344          132,612            1,747
   Policy charges...................        (115,104)          (92,704)         (12,327)         (10,111)
   Transfers for policy benefits
     and terminations...............        (332,472)         (159,122)         (37,995)         (77,707)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        2,640,119           654,193           84,029         (83,362)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        3,730,733         (917,482)          139,198         (53,170)
NET ASSETS:
   Beginning of year................        9,786,724        10,704,206          690,797          743,967
                                      ---------------   ---------------  ---------------  ---------------
   End of year......................  $    13,517,457   $     9,786,724  $       829,995  $       690,797
                                      ===============   ===============  ===============  ===============

                                                 MIST METLIFE
                                             ASSET ALLOCATION 100
                                               INVESTMENT OPTION
                                      ---------------------------------
                                            2016             2015
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         5,878   $         4,372
   Net realized gains (losses)......           24,290            62,530
   Change in unrealized gains
     (losses) on investments........         (20,581)          (76,231)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            9,587           (9,329)
                                      ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              976             1,450
   Net transfers (including
     fixed account).................        (115,558)          (48,925)
   Policy charges...................          (5,224)           (5,732)
   Transfers for policy benefits
     and terminations...............         (22,164)          (54,663)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (141,970)         (107,870)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............        (132,383)         (117,199)
NET ASSETS:
   Beginning of year................          394,316           511,515
                                      ---------------   ---------------
   End of year......................  $       261,933   $       394,316
                                      ===============   ===============

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        MIST METLIFE SMALL CAP VALUE     MIST MFS RESEARCH INTERNATIONAL
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016            2015              2016            2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        37,457  $       (5,089)  $        44,341  $        65,610
   Net realized gains (losses)......           12,469        2,018,045         (26,546)           21,261
   Change in unrealized gains
     (losses) on investments........        1,130,800      (2,329,300)         (44,665)        (139,943)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,180,726        (316,344)         (26,870)         (53,072)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            4,072            4,137               --               --
   Net transfers (including
     fixed account).................        (247,991)      (1,585,486)          129,685          178,944
   Policy charges...................         (64,543)         (63,385)         (30,648)         (26,058)
   Transfers for policy benefits
     and terminations...............        (395,443)         (72,063)        (177,982)         (98,034)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (703,905)      (1,716,797)         (78,945)           54,852
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          476,821      (2,033,141)        (105,815)            1,780
NET ASSETS:
   Beginning of year................        4,328,722        6,361,863        2,603,227        2,601,447
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     4,805,543  $     4,328,722  $     2,497,412  $     2,603,227
                                      ===============  ===============  ===============  ===============

                                             MIST MORGAN STANLEY
                                               MID CAP GROWTH            MIST OPPENHEIMER GLOBAL EQUITY
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016             2015            2016              2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (2,132)  $       (6,220)  $         3,810  $         8,680
   Net realized gains (losses)......           28,919          878,264            2,695           42,412
   Change in unrealized gains
     (losses) on investments........        (161,797)        (834,986)         (59,314)         (29,898)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (135,010)           37,058         (52,809)           21,194
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           10,019           15,543            2,215            3,450
   Net transfers (including
     fixed account).................        (188,166)      (3,416,159)        (328,922)          123,070
   Policy charges...................         (23,883)         (63,142)         (10,638)         (14,178)
   Transfers for policy benefits
     and terminations...............         (45,825)        (449,373)         (18,903)         (38,575)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (247,855)      (3,913,131)        (356,248)           73,767
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (382,865)      (3,876,073)        (409,057)           94,961
NET ASSETS:
   Beginning of year................        1,744,879        5,620,952          972,768          877,807
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     1,362,014  $     1,744,879  $       563,711  $       972,768
                                      ===============  ===============  ===============  ===============

                                                 MIST PIMCO                    MIST T. ROWE PRICE
                                          INFLATION PROTECTED BOND               LARGE CAP VALUE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016             2015            2016              2015
                                      ---------------   --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (56,212)   $    1,460,291  $       139,258  $        75,190
   Net realized gains (losses)......        (456,150)      (1,208,381)          737,737          188,010
   Change in unrealized gains
     (losses) on investments........        2,130,524      (1,207,421)         (60,490)        (486,610)
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,618,162        (955,511)          816,505        (223,410)
                                      ---------------   --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          487,487        1,170,090              384              599
   Net transfers (including
     fixed account).................        8,952,492      (2,532,850)        7,060,558        1,147,737
   Policy charges...................        (416,750)        (355,904)        (237,656)        (242,126)
   Transfers for policy benefits
     and terminations...............        (531,229)        (533,309)      (7,025,683)      (1,390,349)
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        8,492,000      (2,251,973)        (202,397)        (484,139)
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............       10,110,162      (3,207,484)          614,108        (707,549)
NET ASSETS:
   Beginning of year................       23,540,876       26,748,360        5,632,994        6,340,543
                                      ---------------   --------------  ---------------  ---------------
   End of year......................  $    33,651,038   $   23,540,876  $     6,247,102  $     5,632,994
                                      ===============   ==============  ===============  ===============

                                             MIST T. ROWE PRICE
                                               MID CAP GROWTH
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2016             2015
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (3,940)  $       (7,688)
   Net realized gains (losses)......          288,684        1,681,032
   Change in unrealized gains
     (losses) on investments........        (162,564)      (1,160,809)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          122,180          512,535
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --
   Net transfers (including
     fixed account).................              (2)               --
   Policy charges...................         (28,114)         (39,969)
   Transfers for policy benefits
     and terminations...............               --      (4,244,170)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (28,116)      (4,284,139)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............           94,064      (3,771,604)
NET ASSETS:
   Beginning of year................        1,961,257        5,732,861
                                      ---------------  ---------------
   End of year......................  $     2,055,321  $     1,961,257
                                      ===============  ===============

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MSF BAILLIE GIFFORD            MSF BARCLAYS AGGREGATE
                                             INTERNATIONAL STOCK                  BOND INDEX
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016             2015            2016              2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         1,027  $         1,135  $       233,085  $       193,697
   Net realized gains (losses)......             (48)             (12)           87,994           71,375
   Change in unrealized gains
     (losses) on investments........            2,725          (2,702)         (18,887)        (255,630)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            3,704          (1,579)          302,192            9,442
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              366              570              568          153,837
   Net transfers (including
     fixed account).................               --               --        4,804,743        1,416,078
   Policy charges...................            (890)            (838)        (206,903)        (163,530)
   Transfers for policy benefits
     and terminations...............            (848)              (1)      (4,348,053)        (733,792)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          (1,372)            (269)          250,355          672,593
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............            2,332          (1,848)          552,547          682,035
NET ASSETS:
   Beginning of year................           71,256           73,104        7,623,948        6,941,913
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $        73,588  $        71,256  $     8,176,495  $     7,623,948
                                      ===============  ===============  ===============  ===============

                                                                              MSF BLACKROCK CAPITAL
                                          MSF BLACKROCK BOND INCOME               APPRECIATION
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016            2015             2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       768,366  $       845,401  $         (416)  $         (541)
   Net realized gains (losses)......        (123,623)          350,882           25,141          119,817
   Change in unrealized gains
     (losses) on investments........           57,274      (1,138,293)         (31,798)        (106,382)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          702,017           57,990          (7,073)           12,894
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          985,926        2,334,160              163              148
   Net transfers (including
     fixed account).................          897,213          899,830         (74,224)        (105,385)
   Policy charges...................        (295,210)        (241,886)          (4,292)          (4,077)
   Transfers for policy benefits
     and terminations...............        (579,423)      (1,149,329)         (12,269)         (32,898)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        1,008,506        1,842,775         (90,622)        (142,212)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,710,523        1,900,765         (97,695)        (129,318)
NET ASSETS:
   Beginning of year................       24,436,251       22,535,486          266,721          396,039
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    26,146,774  $    24,436,251  $       169,026  $       266,721
                                      ===============  ===============  ===============  ===============

                                                MSF BLACKROCK                      MSF BLACKROCK
                                               LARGE CAP VALUE                 ULTRA-SHORT TERM BOND
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                            2016             2015              2016             2015
                                      ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        88,552   $        98,123  $     (108,273)  $     (209,488)
   Net realized gains (losses)......          351,974           614,885           55,145               --
   Change in unrealized gains
     (losses) on investments........          720,948       (1,172,411)          167,549               --
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,161,474         (459,403)          114,421        (209,488)
                                      ---------------   ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --                --        1,000,550        1,774,811
   Net transfers (including
     fixed account).................        (349,189)         (442,434)      (4,951,041)          425,497
   Policy charges...................         (65,932)          (56,280)      (1,591,249)      (1,656,366)
   Transfers for policy benefits
     and terminations...............              (2)               (2)     (12,245,531)      (6,821,944)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (415,123)         (498,716)     (17,787,271)      (6,278,002)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          746,351         (958,119)     (17,672,850)      (6,487,490)
NET ASSETS:
   Beginning of year................        6,969,771         7,927,890       95,876,673      102,364,163
                                      ---------------   ---------------  ---------------  ---------------
   End of year......................  $     7,716,122   $     6,969,771  $    78,203,823  $    95,876,673
                                      ===============   ===============  ===============  ===============

                                                 MSF FRONTIER
                                                MID CAP GROWTH
                                               INVESTMENT OPTION
                                      ---------------------------------
                                            2016             2015
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (6,016)  $       (6,816)
   Net realized gains (losses)......           341,194          521,671
   Change in unrealized gains
     (losses) on investments........         (198,103)        (434,695)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           137,075           80,160
                                      ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             1,188            1,268
   Net transfers (including
     fixed account).................         (528,602)         (11,877)
   Policy charges...................          (72,543)         (67,226)
   Transfers for policy benefits
     and terminations...............         (179,603)         (71,330)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (779,560)        (149,165)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (642,485)         (69,005)
NET ASSETS:
   Beginning of year................         3,230,855        3,299,860
                                      ----------------  ---------------
   End of year......................  $      2,588,370  $     3,230,855
                                      ================  ===============

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                                                 MSF
                                                                                                           MET/WELLINGTON
                                                                                                             CORE EQUITY
                                             MSF JENNISON GROWTH           MSF MET/WELLINGTON BALANCED      OPPORTUNITIES
                                              INVESTMENT OPTION                 INVESTMENT OPTION         INVESTMENT OPTION
                                      --------------------------------  --------------------------------  -----------------
                                           2016             2015             2016             2015            2016 (b)
                                      ---------------  ---------------  ---------------  ---------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        44,279  $        37,493  $        36,450  $        18,911  $         12,447
   Net realized gains (losses)......        4,838,034        7,046,173           54,896          203,187            36,072
   Change in unrealized gains
     (losses) on investments........      (4,872,863)      (3,188,361)            8,621        (204,054)          (23,659)
                                      ---------------  ---------------  ---------------  ---------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            9,450        3,895,305           99,967           18,044            24,860
                                      ---------------  ---------------  ---------------  ---------------  -----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          959,785        2,135,562               --               --                --
   Net transfers (including
     fixed account).................      (4,183,188)        1,104,463          429,189          417,449         1,000,608
   Policy charges...................        (426,181)        (385,930)         (22,112)         (14,037)           (7,774)
   Transfers for policy benefits
     and terminations...............        (107,743)      (4,128,605)        (111,241)         (74,804)           (4,364)
                                      ---------------  ---------------  ---------------  ---------------  -----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (3,757,327)      (1,274,510)          295,836          328,608           988,470
                                      ---------------  ---------------  ---------------  ---------------  -----------------
     Net increase (decrease)
        in net assets...............      (3,747,877)        2,620,795          395,803          346,652         1,013,330
NET ASSETS:
   Beginning of year................       38,939,716       36,318,921        1,137,034          790,382                --
                                      ---------------  ---------------  ---------------  ---------------  -----------------
   End of year......................  $    35,191,839  $    38,939,716  $     1,532,837  $     1,137,034  $      1,013,330
                                      ===============  ===============  ===============  ===============  =================




                                       MSF METLIFE ASSET ALLOCATION 20     MSF METLIFE ASSET ALLOCATION 40
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                           2016              2015              2016              2015
                                      ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        10,676  $          9,310  $         10,273  $           250
   Net realized gains (losses)......            (276)            15,133            14,668           21,926
   Change in unrealized gains
     (losses) on investments........            2,463          (29,555)           (8,330)         (26,192)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           12,863           (5,112)            16,611          (4,016)
                                      ---------------  ----------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              860             1,340               549              855
   Net transfers (including
     fixed account).................        (121,284)           126,237          (43,222)           15,914
   Policy charges...................          (4,614)           (5,397)           (5,169)          (4,862)
   Transfers for policy benefits
     and terminations...............         (14,556)           (7,448)          (13,616)         (24,278)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (139,594)           114,732          (61,458)         (12,371)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............        (126,731)           109,620          (44,847)         (16,387)
NET ASSETS:
   Beginning of year................          489,966           380,346           340,735          357,122
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $       363,235  $        489,966  $        295,888  $       340,735
                                      ===============  ================  ================  ===============




                                        MSF METLIFE ASSET ALLOCATION 60    MSF METLIFE ASSET ALLOCATION 80
                                               INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  ----------------------------------
                                            2016             2015              2016              2015
                                      ---------------   ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       145,404   $        16,120  $          6,131  $            471
   Net realized gains (losses)......          298,053           573,831            29,073            29,853
   Change in unrealized gains
     (losses) on investments........        (141,967)         (628,407)          (22,917)          (37,705)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          301,490          (38,456)            12,287           (7,381)
                                      ---------------   ---------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              568               884               192               183
   Net transfers (including
     fixed account).................      (3,074,973)       (1,323,155)           526,175            69,684
   Policy charges...................         (52,595)          (56,453)          (16,376)          (13,851)
   Transfers for policy benefits
     and terminations...............         (65,440)          (69,702)         (514,873)          (54,983)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (3,192,440)       (1,448,426)           (4,882)             1,033
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (2,890,950)       (1,486,882)             7,405           (6,348)
NET ASSETS:
   Beginning of year................        4,900,266         6,387,148           351,412           357,760
                                      ---------------   ---------------  ----------------  ----------------
   End of year......................  $     2,009,316   $     4,900,266  $        358,817  $        351,412
                                      ===============   ===============  ================  ================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       MSF METLIFE MID CAP STOCK INDEX       MSF METLIFE STOCK INDEX
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  -------------------------------
                                            2016            2015              2016            2015
                                       --------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $      246,220  $       106,777  $       330,898  $      287,963
   Net realized gains (losses)......        1,661,865          826,653        1,370,900       1,438,494
   Change in unrealized gains
     (losses) on investments........        2,462,434      (1,758,396)          276,139     (1,531,971)
                                       --------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,370,519        (824,966)        1,977,937         194,486
                                       --------------  ---------------  ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          686,773          641,509           16,589          13,428
   Net transfers (including
     fixed account).................        2,524,914       11,088,448        (697,779)     (1,096,871)
   Policy charges...................        (233,027)        (131,846)        (304,136)       (269,616)
   Transfers for policy benefits
     and terminations...............        (158,975)         (33,532)        (382,969)       (249,904)
                                       --------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        2,819,685       11,564,579      (1,368,295)     (1,602,963)
                                       --------------  ---------------  ---------------  --------------
     Net increase (decrease)
        in net assets...............        7,190,204       10,739,613          609,642     (1,408,477)
NET ASSETS:
   Beginning of year................       20,498,025        9,758,412       18,481,370      19,889,847
                                       --------------  ---------------  ---------------  --------------
   End of year......................   $   27,688,229  $    20,498,025  $    19,091,012  $   18,481,370
                                       ==============  ===============  ===============  ==============

                                            MSF MFS TOTAL RETURN                  MSF MFS VALUE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2016              2015            2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       508,886  $       451,932  $       899,540  $     1,029,423
   Net realized gains (losses)......        1,324,771          511,518        3,898,252        7,998,488
   Change in unrealized gains
     (losses) on investments........        (169,281)      (1,068,586)          693,895      (9,160,227)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,664,376        (105,136)        5,491,687        (132,316)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          642,800          575,664          779,885        1,700,775
   Net transfers (including
     fixed account).................           60,361        (834,876)      (1,702,101)      (2,829,926)
   Policy charges...................        (578,957)        (555,365)        (458,734)        (402,204)
   Transfers for policy benefits
     and terminations...............      (1,294,507)        (327,031)        (136,315)         (62,389)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,170,303)      (1,141,608)      (1,517,265)      (1,593,744)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          494,073      (1,246,744)        3,974,422      (1,726,060)
NET ASSETS:
   Beginning of year................       20,062,579       21,309,323       41,477,932       43,203,992
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    20,556,652  $    20,062,579  $    45,452,354  $    41,477,932
                                      ===============  ===============  ===============  ===============

                                             MSF MSCI EAFE INDEX          MSF NEUBERGER BERMAN GENESIS
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2016             2015             2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       287,198  $       308,208  $           859  $           605
   Net realized gains (losses)......        (227,038)         (18,335)           45,095            6,529
   Change in unrealized gains
     (losses) on investments........          212,829        (556,115)         (21,962)          (7,281)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          272,989        (266,242)           23,992            (147)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --          112,905               --               --
   Net transfers (including
     fixed account).................        3,042,033        2,997,835        (237,215)         (34,584)
   Policy charges...................        (117,298)         (91,905)          (3,626)          (3,963)
   Transfers for policy benefits
     and terminations...............        (208,094)             (13)              (3)              (9)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        2,716,641        3,018,822        (240,844)         (38,556)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        2,989,630        2,752,580        (216,852)         (38,703)
NET ASSETS:
   Beginning of year................       10,633,761        7,881,181          221,369          260,072
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    13,623,391  $    10,633,761  $         4,517  $       221,369
                                      ===============  ===============  ===============  ===============

                                           MSF RUSSELL 2000 INDEX
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2016             2015
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       359,357  $       326,025
   Net realized gains (losses)......        2,299,039        2,798,845
   Change in unrealized gains
     (losses) on investments........        3,134,593      (4,607,785)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        5,792,989      (1,482,915)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           79,496          296,975
   Net transfers (including
     fixed account).................      (1,506,505)          179,957
   Policy charges...................        (329,948)        (329,194)
   Transfers for policy benefits
     and terminations...............        (267,507)        (233,503)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,024,464)         (85,765)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        3,768,525      (1,568,680)
NET ASSETS:
   Beginning of year................       30,215,735       31,784,415
                                      ---------------  ---------------
   End of year......................  $    33,984,260  $    30,215,735
                                      ===============  ===============

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                               MSF
                                                                          WESTERN ASSET
                                                                           MANAGEMENT
                                              MSF T. ROWE PRICE          STRATEGIC BOND      MSF WESTERN ASSET MANAGEMENT
                                              LARGE CAP GROWTH            OPPORTUNITIES             U.S. GOVERNMENT
                                              INVESTMENT OPTION         INVESTMENT OPTION          INVESTMENT OPTION
                                      --------------------------------  -----------------  --------------------------------
                                            2016            2015            2016 (a)            2016              2015
                                      ---------------  ---------------  -----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (5,150)  $       (5,782)  $         6,089    $       174,462  $       178,974
   Net realized gains (losses)......          285,200          628,183            3,337           (14,665)           16,947
   Change in unrealized gains
     (losses) on investments........        (261,223)        (352,662)            5,366           (60,707)        (144,155)
                                      ---------------  ---------------  -----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           18,827          269,739           14,792             99,090           51,766
                                      ---------------  ---------------  -----------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --            1,139              5,546            8,640
   Net transfers (including
     fixed account).................        7,493,290        1,681,204          415,293          (810,641)        (211,903)
   Policy charges...................        (207,665)        (242,291)          (5,440)          (123,266)        (114,460)
   Transfers for policy benefits
     and terminations...............      (7,929,002)      (1,584,998)          (1,563)          (461,505)        (951,575)
                                      ---------------  ---------------  -----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (643,377)        (146,085)          409,429        (1,389,866)      (1,269,298)
                                      ---------------  ---------------  -----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (624,550)          123,654          424,221        (1,290,776)      (1,217,532)
NET ASSETS:
   Beginning of year................        2,922,776        2,799,122               --          8,004,441        9,221,973
                                      ---------------  ---------------  -----------------  ---------------  ---------------
   End of year......................  $     2,298,226  $     2,922,776  $       424,221    $     6,713,665  $     8,004,441
                                      ===============  ===============  =================  ===============  ===============




                                             OPPENHEIMER VA MAIN
                                              STREET SMALL CAP                 PIMCO VIT ALL ASSET
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016             2015             2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         4,821  $        21,995  $         2,625   $        6,773
   Net realized gains (losses)......         (56,244)          300,693         (11,523)          (1,907)
   Change in unrealized gains
     (losses) on investments........          289,620        (373,377)           33,803         (26,666)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          238,197         (50,689)           24,905         (21,800)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --               --               --
   Net transfers (including
     fixed account).................        (277,944)        1,319,553        (179,528)           80,657
   Policy charges...................         (19,045)         (20,696)          (2,598)          (2,739)
   Transfers for policy benefits
     and terminations...............          (7,720)      (1,460,803)          (4,962)              (1)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (304,709)        (161,946)        (187,088)           77,917
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (66,512)        (212,635)        (162,183)           56,117
NET ASSETS:
   Beginning of year................        1,477,960        1,690,595          198,397          142,280
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     1,411,448  $     1,477,960  $        36,214   $      198,397
                                      ===============  ===============  ===============  ===============




                                                  PIMCO VIT                    PIMCO VIT LONG-TERM
                                        COMMODITYREALRETURN STRATEGY             U.S. GOVERNMENT
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2016             2015             2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        27,349  $       180,917  $             1  $             1
   Net realized gains (losses)......        (132,240)        (731,198)               --               --
   Change in unrealized gains
     (losses) on investments........          549,148        (152,899)              (1)              (3)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          444,257        (703,180)               --              (2)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           70,569          244,578               --               --
   Net transfers (including
     fixed account).................          714,138      (1,211,463)               --                1
   Policy charges...................         (28,303)         (30,825)              (1)              (1)
   Transfers for policy benefits
     and terminations...............          (4,570)         (24,591)               --               --
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          751,834      (1,022,301)              (1)               --
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,196,091      (1,725,481)              (1)              (2)
NET ASSETS:
   Beginning of year................        2,236,313        3,961,794               63               65
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     3,432,404  $     2,236,313  $            62  $            63
                                      ===============  ===============  ===============  ===============

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                           PIMCO VIT LOW DURATION            PIMCO VIT TOTAL RETURN
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016             2015            2016              2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       302,959  $       714,802  $       560,646  $     1,595,702
   Net realized gains (losses)......        (120,909)           20,846        (404,331)        1,252,291
   Change in unrealized gains
     (losses) on investments........           98,342        (692,665)          649,145      (2,556,793)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          280,392           42,983          805,460          291,200
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          486,532        1,258,666            6,543            6,793
   Net transfers (including
     fixed account).................        4,269,929      (2,753,397)        1,100,683     (24,381,445)
   Policy charges...................        (294,146)        (262,183)        (562,113)        (618,543)
   Transfers for policy benefits
     and terminations...............        (373,738)        (576,273)      (6,045,463)      (2,044,320)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        4,088,577      (2,333,187)      (5,500,350)     (27,037,515)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        4,368,969      (2,290,204)      (4,694,890)     (26,746,315)
NET ASSETS:
   Beginning of year................       21,316,357       23,606,561       32,615,582       59,361,897
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    25,685,326  $    21,316,357  $    27,920,692  $    32,615,582
                                      ===============  ===============  ===============  ===============

                                          PIONEER VCT MID CAP VALUE       PUTNAM VT INTERNATIONAL VALUE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2016              2015             2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         2,854  $         3,975  $            25  $            10
   Net realized gains (losses)......           38,914          146,598              (3)               --
   Change in unrealized gains
     (losses) on investments........           97,646        (226,408)              (1)             (52)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          139,414         (75,835)               21             (42)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            3,724            3,772              275              428
   Net transfers (including
     fixed account).................        (210,946)         (11,652)               --               --
   Policy charges...................         (34,023)         (32,360)             (37)             (32)
   Transfers for policy benefits
     and terminations...............         (41,207)         (26,320)              (2)              (1)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (282,452)         (66,560)              236              395
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (143,038)        (142,395)              257              353
NET ASSETS:
   Beginning of year................        1,098,142        1,240,537            1,093              740
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       955,104  $     1,098,142  $         1,350  $         1,093
                                      ===============  ===============  ===============  ===============

                                         PUTNAM VT MULTI-CAP GROWTH              ROYCE MICRO-CAP
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2016             2015            2016             2015
                                      ---------------   --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           686   $          432  $         2,557  $       (1,611)
   Net realized gains (losses)......           12,318            9,292         (18,663)           75,930
   Change in unrealized gains
     (losses) on investments........          (9,833)         (12,002)          108,606        (169,209)
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            3,171          (2,278)           92,500         (94,890)
                                      ---------------   --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --              736              629
   Net transfers (including
     fixed account).................         (91,214)           17,573           17,865      (1,350,528)
   Policy charges...................          (1,855)          (2,118)         (24,770)         (25,185)
   Transfers for policy benefits
     and terminations...............          (9,605)         (18,547)         (19,744)         (36,610)
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (102,674)          (3,092)         (25,913)      (1,411,694)
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (99,503)          (5,370)           66,587      (1,506,584)
NET ASSETS:
   Beginning of year................          168,890          174,260          550,814        2,057,398
                                      ---------------   --------------  ---------------  ---------------
   End of year......................  $        69,387   $      168,890  $       617,401  $       550,814
                                      ===============   ==============  ===============  ===============

                                               ROYCE SMALL-CAP
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2016             2015
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       125,622  $        51,875
   Net realized gains (losses)......          965,797        2,280,437
   Change in unrealized gains
     (losses) on investments........          317,004      (3,444,432)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,408,423      (1,112,120)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            2,263            2,095
   Net transfers (including
     fixed account).................        (789,267)      (1,422,667)
   Policy charges...................         (73,216)         (69,384)
   Transfers for policy benefits
     and terminations...............          (9,205)         (23,725)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (869,425)      (1,513,681)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............          538,998      (2,625,801)
NET ASSETS:
   Beginning of year................        7,890,720       10,516,521
                                      ---------------  ---------------
   End of year......................  $     8,429,718  $     7,890,720
                                      ===============  ===============

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                              TAP 1919 VARIABLE
                                        SOCIALLY RESPONSIVE BALANCED        UIF EMERGING MARKETS DEBT
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                            2016            2015              2016              2015
                                      ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           635  $           831  $        191,587  $       132,244
   Net realized gains (losses)......            5,162            7,162           (6,164)         (19,948)
   Change in unrealized gains
     (losses) on investments........          (1,003)          (9,480)           144,260        (234,288)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            4,794          (1,487)           329,683        (121,992)
                                      ---------------  ---------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              527              437            77,022           80,333
   Net transfers (including
     fixed account).................            7,577            2,192           751,236        2,894,201
   Policy charges...................          (1,694)          (1,456)          (35,351)         (13,318)
   Transfers for policy benefits
     and terminations...............          (1,111)          (2,289)           (5,232)          (8,509)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            5,299          (1,116)           787,675        2,952,707
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............           10,093          (2,603)         1,117,358        2,830,715
NET ASSETS:
   Beginning of year................           74,577           77,180         2,899,614           68,899
                                      ---------------  ---------------  ----------------  ---------------
   End of year......................  $        84,670  $        74,577  $      4,016,972  $     2,899,614
                                      ===============  ===============  ================  ===============


                                         UIF EMERGING MARKETS EQUITY     VANGUARD VIF DIVERSIFIED VALUE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                            2016             2015             2016             2015
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        46,378  $       101,145  $        38,179  $        31,985
   Net realized gains (losses)......        (161,544)         (95,188)           66,356          117,330
   Change in unrealized gains
     (losses) on investments........        1,076,155      (1,889,585)         (43,336)        (196,737)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          960,989      (1,883,628)           61,199         (47,422)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --               --               --
   Net transfers (including
     fixed account).................          161,192        1,130,395      (1,151,525)          131,159
   Policy charges...................        (162,594)        (158,171)          (6,525)         (10,294)
   Transfers for policy benefits
     and terminations...............         (45,810)        (116,821)             (49)              (1)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (47,212)          855,403      (1,158,099)          120,864
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          913,777      (1,028,225)      (1,096,900)           73,442
NET ASSETS:
   Beginning of year................       15,264,150       16,292,375        1,514,912        1,441,470
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    16,177,927  $    15,264,150  $       418,012  $     1,514,912
                                      ===============  ===============  ===============  ===============

                                             VANGUARD VIF SMALL
                                               COMPANY GROWTH
                                              INVESTMENT OPTION
                                      ---------------------------------
                                            2016             2015
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (34)  $           (82)
   Net realized gains (losses)......           13,584            10,746
   Change in unrealized gains
     (losses) on investments........           20,340          (12,857)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           33,890           (2,193)
                                      ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --                --
   Net transfers (including
     fixed account).................           24,242            77,619
   Policy charges...................          (1,710)             (826)
   Transfers for policy benefits
     and terminations...............             (18)               (1)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           22,514            76,792
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............           56,404            74,599
NET ASSETS:
   Beginning of year................          172,490            97,891
                                      ---------------  ----------------
   End of year......................  $       228,894  $        172,490
                                      ===============  ================

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY USA
                 NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on January 15, 1999 to support operations of MICC with respect to certain variable life insurance policies (the "Policies"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust ("LMPVIT")
   Insurance Funds) ("Invesco V.I.")                       Met Investors Series Trust ("MIST")*
AB Variable Products Series Fund, Inc. ("AB")              Metropolitan Series Fund ("MSF")*
American Century Variable Portfolios, Inc. ("American      MFS Variable Insurance Trust ("MFS VIT")
   Century VP")                                            MFS Variable Insurance Trust II ("MFS VIT II")
American Funds Insurance Series ("American Funds")         Oppenheimer Variable Account Funds ("Oppenheimer
Delaware VIP Trust ("Delaware VIP")                          VA")
Dreyfus Variable Investment Fund ("Dreyfus VIF")           PIMCO Variable Insurance Trust ("PIMCO VIT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       Putnam Variable Trust ("Putnam VT")
   ("FTVIPT")                                              Royce Capital Fund ("Royce")
Janus Aspen Series ("Janus Aspen")                         The Universal Institutional Funds, Inc. ("UIF")
Legg Mason Partners Variable Equity Trust                  Trust for Advised Portfolios ("TAP")
   ("LMPVET")                                              Vanguard Variable Insurance Fund ("Vanguard VIF")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT OPTIONS


A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2016:

AB Global Thematic Growth Investment Option               FTVIPT Templeton Global Bond VIP Investment
AB Intermediate Bond Investment Option                      Option
AB International Value Investment Option                  Invesco V.I. Comstock Investment Option
American Century VP Capital Appreciation Investment       Invesco V.I. International Growth Investment Option
   Option                                                 Janus Aspen Enterprise Investment Option
American Century VP Ultra Investment Option               Janus Aspen Global Research Investment Option
American Funds Bond Investment Option                     Janus Aspen Global Technology Investment Option
American Funds Global Growth Investment Option            Janus Aspen Overseas Investment Option
American Funds Global Small Capitalization                Janus Aspen Perkins Mid Cap Value Investment Option
   Investment Option                                      LMPVET ClearBridge Variable Aggressive Growth
American Funds Growth Investment Option                     Investment Option
American Funds Growth-Income Investment Option            LMPVET ClearBridge Variable Appreciation
American Funds High-Income Bond Investment                  Investment Option
   Option                                                 LMPVET ClearBridge Variable Dividend Strategy
American Funds International Investment Option              Investment Option
American Funds New World Investment Option                LMPVET ClearBridge Variable Large Cap Growth
American Funds U.S. Government/AAA-Rated                    Investment Option
   Securities Investment Option                           LMPVET ClearBridge Variable Large Cap Value
Delaware VIP Small Cap Value Investment Option              Investment Option
Dreyfus VIF Appreciation Investment Option                LMPVIT Western Asset Variable Global High Yield
Dreyfus VIF International Value Investment Option           Bond Investment Option
Dreyfus VIF Opportunistic Small Cap Investment Option     MFS VIT Global Equity Investment Option
Fidelity VIP Contrafund Investment Option (a)             MFS VIT New Discovery Investment Option
Fidelity VIP Equity-Income Investment Option              MFS VIT II High Yield Investment Option
Fidelity VIP Freedom 2010 Investment Option               MIST BlackRock High Yield Investment Option
Fidelity VIP Freedom 2015 Investment Option               MIST Clarion Global Real Estate Investment Option
Fidelity VIP Freedom 2020 Investment Option               MIST ClearBridge Aggressive Growth Investment
Fidelity VIP Freedom 2025 Investment Option                 Option
Fidelity VIP Freedom 2030 Investment Option               MIST Harris Oakmark International Investment Option
Fidelity VIP Government Money Market Investment           MIST Invesco Mid Cap Value Investment Option
   Option (b)                                             MIST Invesco Small Cap Growth Investment Option
Fidelity VIP Growth & Income Investment Option            MIST Loomis Sayles Global Markets Investment
Fidelity VIP High Income Investment Option                  Option
Fidelity VIP Index 500 Investment Option                  MIST Met/Aberdeen Emerging Markets Equity
Fidelity VIP Investment Grade Bond Investment               Investment Option
   Option                                                 MIST Met/Wellington Large Cap Research Investment
Fidelity VIP Mid Cap Investment Option                      Option
Fidelity VIP Overseas Investment Option                   MIST MetLife Asset Allocation 100 Investment Option
FTVIPT Franklin Mutual Global Discovery VIP               MIST MetLife Small Cap Value Investment Option
   Investment Option                                      MIST MFS Research International Investment Option
FTVIPT Franklin Small-Mid Cap Growth VIP                  MIST Morgan Stanley Mid Cap Growth Investment
   Investment Option                                        Option
FTVIPT Templeton Developing Markets VIP                   MIST Oppenheimer Global Equity Investment Option
   Investment Option                                      MIST PIMCO Inflation Protected Bond Investment
FTVIPT Templeton Foreign VIP Investment Option              Option

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT OPTIONS -- (CONCLUDED)


MIST T. Rowe Price Large Cap Value Investment            MSF Russell 2000 Index Investment Option
   Option (a)                                            MSF T. Rowe Price Large Cap Growth Investment
MIST T. Rowe Price Mid Cap Growth Investment               Option
   Option                                                MSF Western Asset Management Strategic Bond
MSF Baillie Gifford International Stock Investment         Opportunities Investment Option (b)
   Option                                                MSF Western Asset Management U.S. Government
MSF Barclays Aggregate Bond Index Investment               Investment Option
   Option                                                Oppenheimer VA Main Street Small Cap Investment
MSF BlackRock Bond Income Investment Option                Option
MSF BlackRock Capital Appreciation Investment Option     PIMCO VIT All Asset Investment Option
MSF BlackRock Large Cap Value Investment Option          PIMCO VIT CommodityRealReturn Strategy
MSF BlackRock Ultra-Short Term Bond Investment             Investment Option
   Option                                                PIMCO VIT Long-Term U.S. Government Investment
MSF Frontier Mid Cap Growth Investment Option              Option
MSF Jennison Growth Investment Option                    PIMCO VIT Low Duration Investment Option
MSF Met/Wellington Balanced Investment Option            PIMCO VIT Total Return Investment Option
MSF Met/Wellington Core Equity Opportunities             Pioneer VCT Mid Cap Value Investment Option
   Investment Option                                     Putnam VT International Value Investment Option
MSF MetLife Asset Allocation 20 Investment Option        Putnam VT Multi-Cap Growth Investment Option
MSF MetLife Asset Allocation 40 Investment Option        Royce Micro-Cap Investment Option
MSF MetLife Asset Allocation 60 Investment Option        Royce Small-Cap Investment Option
MSF MetLife Asset Allocation 80 Investment Option        TAP 1919 Variable Socially Responsive Balanced
MSF MetLife Mid Cap Stock Index Investment Option          Investment Option
MSF MetLife Stock Index Investment Option                UIF Emerging Markets Debt Investment Option
MSF MFS Total Return Investment Option                   UIF Emerging Markets Equity Investment Option
MSF MFS Value Investment Option                          Vanguard VIF Diversified Value Investment Option
MSF MSCI EAFE Index Investment Option                    Vanguard VIF Small Company Growth Investment
MSF Neuberger Berman Genesis Investment Option             Option

(a) This Investment Option invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.

(b) This Investment Option began operations during the year ended December 31, 2016.

B. The following Investment Options had no net assets as of December 31, 2016:

Invesco V.I. Government Securities Investment Option     Vanguard VIF Short-Term Investment-Grade
Vanguard VIF Equity Index Investment Option                Investment Option
Vanguard VIF Mid-Cap Index Investment Option             Vanguard VIF Total Stock Market Index Investment
                                                           Option

3.  PORTFOLIO CHANGES


The following Investment Options ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Investment Option     MIST Pioneer Strategic Income Investment Option
MIST Pioneer Fund Investment Option

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                            New Name

(MIST) MFS Emerging Markets Equity Portfolio           (MIST) Met/Aberdeen Emerging Markets Equity
                                                          Portfolio
(MIST) WMC Large Cap Research Portfolio                (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                 (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Balanced Portfolio                           (MSF) Met/Wellington Balanced Portfolio
(MSF) WMC Core Equity Opportunities Portfolio          (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio

MERGERS:

Former Portfolio                                         New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio              (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                            (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio                (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
An Investment Option's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Option. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.


PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.


NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Options:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for the charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.05% - 0.45%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy. The range of the effective rate disclosed above excludes any waivers granted to certain Investment Options.

Policy charges are assessed on a monthly basis through the redemption of units. These charges generally include: cost of insurance ("COI") charges, administrative expense charges, a policy fee, sales expense charge, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. An administrative charge of $5 is assessed monthly. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                         AS OF DECEMBER 31, 2016             DECEMBER 31, 2016
                                                                    -------------------------------  -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                        SHARES           COST ($)     PURCHASES ($)   FROM SALES ($)
                                                                    --------------    -------------  --------------   --------------
     AB Global Thematic Growth Investment Option..................             526           11,015          2,890               326
     AB Intermediate Bond Investment Option.......................          10,937          119,072        122,487            11,744
     AB International Value Investment Option.....................           2,971           41,164          7,166             1,149
     American Century VP Capital Appreciation Investment Option...         532,043        7,718,056      1,709,808         1,910,447
     American Century VP Ultra Investment Option..................           2,487           30,083          4,180             1,126
     American Funds Bond Investment Option........................           3,564           38,726          6,770             1,149
     American Funds Global Growth Investment Option...............         303,518        7,820,218      1,606,209         2,666,457
     American Funds Global Small Capitalization
        Investment Option.........................................             108            2,006            528                41
     American Funds Growth Investment Option......................         823,908       50,413,851      9,961,131        14,789,310
     American Funds Growth-Income Investment Option...............         422,915       17,539,675      3,496,274         1,887,892
     American Funds High-Income Bond Investment Option............           4,660           50,166          5,862             1,310
     American Funds International Investment Option...............       1,441,715       26,208,390      4,485,318         5,257,101
     American Funds New World Investment Option...................         400,863        8,138,020      2,004,700         3,517,013
     American Funds U.S. Government/AAA-Rated Securities
        Investment Option.........................................           7,265           90,196         25,480             7,729
     Delaware VIP Small Cap Value Investment Option...............         845,831       30,416,085      6,978,618         6,248,636
     Dreyfus VIF Appreciation Investment Option...................          17,000          686,976        146,756            99,026
     Dreyfus VIF International Value Investment Option............          86,480          840,756        850,942            11,513
     Dreyfus VIF Opportunistic Small Cap Investment Option........          28,208        1,170,503        812,345           546,278
     Fidelity VIP Contrafund Investment Option....................         708,706       20,058,809      7,432,647        18,986,898
     Fidelity VIP Equity-Income Investment Option.................          32,886          800,858         58,873            16,930
     Fidelity VIP Freedom 2010 Investment Option..................          28,280          348,403        300,087           638,822
     Fidelity VIP Freedom 2015 Investment Option..................          57,786          716,571        807,109           559,986
     Fidelity VIP Freedom 2020 Investment Option..................         197,012        2,440,068      1,648,254         1,302,680
     Fidelity VIP Freedom 2025 Investment Option..................         117,476        1,493,697      1,147,190           320,981
     Fidelity VIP Freedom 2030 Investment Option..................         170,513        2,110,024      1,761,428           460,531
     Fidelity VIP Government Money Market Investment Option (a)...      51,313,413       51,313,413     66,882,848        15,569,435
     Fidelity VIP Growth & Income Investment Option...............             891           15,308          4,437               461
     Fidelity VIP High Income Investment Option...................          27,107          157,401         12,968             3,623
     Fidelity VIP Index 500 Investment Option.....................         629,732      113,370,874     29,400,677        25,750,274
     Fidelity VIP Investment Grade Bond Investment Option.........       3,100,121       39,523,551      8,654,909        15,508,553
     Fidelity VIP Mid Cap Investment Option.......................         211,409        6,660,812      2,328,594        12,706,038
     Fidelity VIP Overseas Investment Option......................          86,007        1,495,883        315,568           487,973
     FTVIPT Franklin Mutual Global Discovery VIP
        Investment Option.........................................           1,580           33,324         28,940            70,107
     FTVIPT Franklin Small-Mid Cap Growth VIP
        Investment Option.........................................         106,297        2,064,372        861,643         1,070,971
     FTVIPT Templeton Developing Markets VIP
        Investment Option.........................................         100,417          869,718        271,475           827,423
     FTVIPT Templeton Foreign VIP Investment Option...............         843,069       12,001,893      2,029,457         3,023,386
     FTVIPT Templeton Global Bond VIP Investment Option...........       1,301,360       23,837,354      2,166,293         3,671,826
     Invesco V.I. Comstock Investment Option......................          40,051          759,022         61,756            16,749
     Invesco V.I. International Growth Investment Option..........         860,041       27,549,519      4,724,846         3,497,200
     Janus Aspen Enterprise Investment Option.....................         465,164       23,725,991     15,793,643         4,451,633
     Janus Aspen Global Research Investment Option................          14,733          488,232        123,225           359,059
     Janus Aspen Global Technology Investment Option..............         864,565        5,946,395      1,040,044           865,534
     Janus Aspen Overseas Investment Option.......................         252,314        8,588,703      1,646,344           854,608
     Janus Aspen Perkins Mid Cap Value Investment Option..........         652,425       10,114,545      3,147,300         2,221,694
     LMPVET ClearBridge Variable Aggressive Growth
        Investment Option.........................................          51,263        1,121,732        160,152           341,492

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)



                                                                         AS OF DECEMBER 31, 2016
                                                                    --------------------------------

                                                                        SHARES           COST ($)
                                                                    --------------    --------------
     LMPVET ClearBridge Variable Appreciation
        Investment Option.........................................             739            22,158
     LMPVET ClearBridge Variable Dividend Strategy
        Investment Option.........................................          30,059           431,753
     LMPVET ClearBridge Variable Large Cap Growth
        Investment Option.........................................          57,179         1,223,849
     LMPVET ClearBridge Variable Large Cap Value
        Investment Option.........................................         162,796         2,950,889
     LMPVIT Western Asset Variable Global High Yield Bond
        Investment Option.........................................       1,537,573        11,800,766
     MFS VIT Global Equity Investment Option......................              30               512
     MFS VIT New Discovery Investment Option......................          22,814           385,285
     MFS VIT II High Yield Investment Option......................          31,030           179,241
     MIST BlackRock High Yield Investment Option..................       3,985,376        31,459,232
     MIST Clarion Global Real Estate Investment Option............       3,402,373        39,661,778
     MIST ClearBridge Aggressive Growth Investment Option.........       1,144,623        16,551,138
     MIST Harris Oakmark International Investment Option..........       2,001,821        28,498,236
     MIST Invesco Mid Cap Value Investment Option.................         152,664         2,762,291
     MIST Invesco Small Cap Growth Investment Option..............         692,869        11,785,670
     MIST Loomis Sayles Global Markets Investment Option..........         573,132         7,995,656
     MIST Met/Aberdeen Emerging Markets Equity
        Investment Option.........................................       1,503,612        14,340,900
     MIST Met/Wellington Large Cap Research Investment Option.....          60,761           712,738
     MIST MetLife Asset Allocation 100 Investment Option..........          22,639           266,369
     MIST MetLife Small Cap Value Investment Option...............         304,342         4,493,810
     MIST MFS Research International Investment Option............         248,252         2,570,611
     MIST Morgan Stanley Mid Cap Growth Investment Option.........          94,454         1,268,658
     MIST Oppenheimer Global Equity Investment Option.............          29,391           554,044
     MIST PIMCO Inflation Protected Bond Investment Option........       3,444,325        34,656,352
     MIST T. Rowe Price Large Cap Value Investment Option.........         186,089         5,408,552
     MIST T. Rowe Price Mid Cap Growth Investment Option..........         198,199         1,925,156
     MSF Baillie Gifford International Stock Investment Option....           7,315            75,819
     MSF Barclays Aggregate Bond Index Investment Option..........         752,208         8,368,054
     MSF BlackRock Bond Income Investment Option..................         246,691        27,062,888
     MSF BlackRock Capital Appreciation Investment Option.........           5,087           162,402
     MSF BlackRock Large Cap Value Investment Option..............         864,068         7,898,163
     MSF BlackRock Ultra-Short Term Bond Investment Option........         779,855        78,036,294
     MSF Frontier Mid Cap Growth Investment Option................          83,902         2,603,238
     MSF Jennison Growth Investment Option........................       2,655,989        35,550,445
     MSF Met/Wellington Balanced Investment Option................          82,902         1,590,904
     MSF Met/Wellington Core Equity Opportunities
        Investment Option (b).....................................          35,419         1,036,995
     MSF MetLife Asset Allocation 20 Investment Option............          34,268           391,527
     MSF MetLife Asset Allocation 40 Investment Option............          26,302           316,635
     MSF MetLife Asset Allocation 60 Investment Option............         171,884         2,073,819
     MSF MetLife Asset Allocation 80 Investment Option............          28,033           357,497
     MSF MetLife Mid Cap Stock Index Investment Option............       1,465,762        25,344,329
     MSF MetLife Stock Index Investment Option....................         414,752        15,389,390
     MSF MFS Total Return Investment Option.......................         121,644        17,644,444
     MSF MFS Value Investment Option..............................       2,968,803        43,302,426
     MSF MSCI EAFE Index Investment Option........................       1,138,129        14,263,776
     MSF Neuberger Berman Genesis Investment Option...............             212             3,453

                                                                           FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2016
                                                                    -------------------------------
                                                                        COST OF         PROCEEDS
                                                                     PURCHASES ($)   FROM SALES ($)
                                                                    --------------   --------------
     LMPVET ClearBridge Variable Appreciation
        Investment Option.........................................           2,281              784
     LMPVET ClearBridge Variable Dividend Strategy
        Investment Option.........................................         135,902          270,865
     LMPVET ClearBridge Variable Large Cap Growth
        Investment Option.........................................         142,770        1,455,147
     LMPVET ClearBridge Variable Large Cap Value
        Investment Option.........................................         758,436          526,671
     LMPVIT Western Asset Variable Global High Yield Bond
        Investment Option.........................................       5,079,549        4,991,001
     MFS VIT Global Equity Investment Option......................              33               15
     MFS VIT New Discovery Investment Option......................          16,780            8,975
     MFS VIT II High Yield Investment Option......................         176,037              517
     MIST BlackRock High Yield Investment Option..................       9,150,048        5,008,646
     MIST Clarion Global Real Estate Investment Option............       6,721,984        8,107,885
     MIST ClearBridge Aggressive Growth Investment Option.........       2,844,061        4,640,149
     MIST Harris Oakmark International Investment Option..........       8,362,247        5,389,966
     MIST Invesco Mid Cap Value Investment Option.................       1,213,122        2,344,473
     MIST Invesco Small Cap Growth Investment Option..............       2,407,937        1,427,521
     MIST Loomis Sayles Global Markets Investment Option..........       1,254,960        2,479,041
     MIST Met/Aberdeen Emerging Markets Equity
        Investment Option.........................................       4,938,531        2,186,962
     MIST Met/Wellington Large Cap Research Investment Option.....         226,386           81,745
     MIST MetLife Asset Allocation 100 Investment Option..........          92,482          191,767
     MIST MetLife Small Cap Value Investment Option...............         562,654        1,111,231
     MIST MFS Research International Investment Option............         515,039          549,641
     MIST Morgan Stanley Mid Cap Growth Investment Option.........          11,460          261,443
     MIST Oppenheimer Global Equity Investment Option.............          92,413          418,561
     MIST PIMCO Inflation Protected Bond Investment Option........      19,309,020       10,873,226
     MIST T. Rowe Price Large Cap Value Investment Option.........       1,602,617        1,034,796
     MIST T. Rowe Price Mid Cap Growth Investment Option..........         286,326           32,055
     MSF Baillie Gifford International Stock Investment Option....           1,529            1,872
     MSF Barclays Aggregate Bond Index Investment Option..........       9,737,305        9,253,862
     MSF BlackRock Bond Income Investment Option..................       7,510,946        5,734,069
     MSF BlackRock Capital Appreciation Investment Option.........         110,929          181,534
     MSF BlackRock Large Cap Value Investment Option..............       1,480,713        1,267,541
     MSF BlackRock Ultra-Short Term Bond Investment Option........      70,091,913       87,985,422
     MSF Frontier Mid Cap Growth Investment Option................         737,269        1,156,612
     MSF Jennison Growth Investment Option........................       8,370,417        7,193,294
     MSF Met/Wellington Balanced Investment Option................         537,647          139,133
     MSF Met/Wellington Core Equity Opportunities
        Investment Option (b).....................................       1,911,880          873,515
     MSF MetLife Asset Allocation 20 Investment Option............          41,430          158,528
     MSF MetLife Asset Allocation 40 Investment Option............          50,549           81,698
     MSF MetLife Asset Allocation 60 Investment Option............         842,613        3,446,413
     MSF MetLife Asset Allocation 80 Investment Option............         204,941          176,756
     MSF MetLife Mid Cap Stock Index Investment Option............       8,670,165        3,872,445
     MSF MetLife Stock Index Investment Option....................       3,346,607        3,582,014
     MSF MFS Total Return Investment Option.......................       3,596,359        3,412,671
     MSF MFS Value Investment Option..............................      11,950,559        8,683,902
     MSF MSCI EAFE Index Investment Option........................       5,609,498        2,605,655
     MSF Neuberger Berman Genesis Investment Option...............          25,913          265,895

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------
     MSF Russell 2000 Index Investment Option...................      1,680,726       27,701,422         6,821,863        6,744,906
     MSF T. Rowe Price Large Cap Growth Investment Option.......        115,838        2,304,302         1,127,694        1,482,886
     MSF Western Asset Management Strategic Bond Opportunities
       Investment Option (a)....................................         31,683          418,864         1,435,938        1,020,411
     MSF Western Asset Management U.S. Government
       Investment Option........................................        571,863        6,910,646           949,504        2,164,906
     Oppenheimer VA Main Street Small Cap Investment Option.....         58,615        1,453,367           609,555          852,044
     PIMCO VIT All Asset Investment Option......................          3,618           38,806             8,471          192,934
     PIMCO VIT CommodityRealReturn Strategy
       Investment Option........................................        436,136        4,137,933         1,253,874          474,690
     PIMCO VIT Long-Term U.S. Government Investment Option......              5               56                 1                1
     PIMCO VIT Low Duration Investment Option...................      2,508,334       26,180,738        10,190,265        5,798,719
     PIMCO VIT Total Return Investment Option...................      2,624,207       28,862,796         9,417,828       14,357,519
     Pioneer VCT Mid Cap Value Investment Option................         47,096          924,861           137,540          352,634
     Putnam VT International Value Investment Option............            143            1,423               300               38
     Putnam VT Multi-Cap Growth Investment Option...............          2,123           66,042            31,028          120,521
     Royce Micro-Cap Investment Option..........................         55,572          595,502            91,400          114,754
     Royce Small-Cap Investment Option..........................      1,002,346        9,542,204         3,111,492        2,500,211
     TAP 1919 Variable Socially Responsive Balanced
       Investment Option........................................          3,266           88,109            15,634            4,383
     UIF Emerging Markets Debt Investment Option................        515,658        4,117,777         1,286,678          307,414
     UIF Emerging Markets Equity Investment Option..............      1,229,326       17,450,632         1,886,627        1,887,460
     Vanguard VIF Diversified Value Investment Option...........         24,433          383,674           214,672        1,251,252
     Vanguard VIF Small Company Growth Investment Option........         10,646          212,035           104,725           64,962

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.

This page is intentionally left blank.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                     AB GLOBAL THEMATIC GROWTH         AB INTERMEDIATE BOND           AB INTERNATIONAL VALUE
                                         INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  ------------------------------  ------------------------------
                                      2016             2015            2016            2015            2016            2015
                                  -------------   --------------  --------------  --------------  -------------   --------------

Units beginning of year........           5,862            3,091           4,960           4,011         17,098           12,554
Units issued and transferred
   from other funding options..           1,972            2,924          72,284           1,095          3,468            5,031
Units redeemed and transferred
   to other funding options....           (209)            (153)         (7,109)           (146)          (559)            (487)
                                  -------------   --------------  --------------  --------------  -------------   --------------
Units end of year..............           7,625            5,862          70,135           4,960         20,007           17,098
                                  =============   ==============  ==============  ==============  =============   ==============


                                       AMERICAN CENTURY VP
                                      CAPITAL APPRECIATION           AMERICAN CENTURY VP ULTRA          AMERICAN FUNDS BOND
                                        INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  -------------------------------  ------------------------------
                                      2016            2015            2016             2015            2016            2015
                                 --------------  --------------   -------------   --------------  --------------  --------------

Units beginning of year........       3,848,816       3,449,546          17,871           16,271          14,493          10,754
Units issued and transferred
   from other funding options..         469,921       1,181,103           1,364            2,147           2,608           4,153
Units redeemed and transferred
   to other funding options....       (915,082)       (781,833)           (538)            (547)           (470)           (414)
                                 --------------  --------------   -------------   --------------  --------------  --------------
Units end of year..............       3,403,655       3,848,816          18,697           17,871          16,631          14,493
                                 ==============  ==============   =============   ==============  ==============  ==============

                                                                         AMERICAN FUNDS
                                  AMERICAN FUNDS GLOBAL GROWTH     GLOBAL SMALL CAPITALIZATION        AMERICAN FUNDS GROWTH
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2016            2015            2016            2015            2016            2015
                                 --------------  --------------  --------------  --------------  --------------   -------------

Units beginning of year........       2,900,670       2,790,555             436             414      23,664,037      24,682,851
Units issued and transferred
   from other funding options..         375,177         656,809              35              30       2,011,899       3,357,097
Units redeemed and transferred
   to other funding options....       (969,062)       (546,694)             (9)             (8)     (6,027,501)     (4,375,911)
                                 --------------  --------------  --------------  --------------  --------------   -------------
Units end of year..............       2,306,785       2,900,670             462             436      19,648,435      23,664,037
                                 ==============  ==============  ==============  ==============  ==============   =============


                                                                          AMERICAN FUNDS
                                  AMERICAN FUNDS GROWTH-INCOME           HIGH-INCOME BOND         AMERICAN FUNDS INTERNATIONAL
                                        INVESTMENT OPTION                INVESTMENT OPTION              INVESTMENT OPTION
                                 -------------------------------  -----------------------------  ------------------------------
                                      2016            2015             2016           2015            2016            2015
                                 --------------   -------------   -------------   -------------  --------------  --------------

Units beginning of year........       7,263,377       9,290,700          14,447          13,174       8,262,676       8,193,688
Units issued and transferred
   from other funding options..         606,115         980,698           1,141           1,715       2,532,589       1,785,232
Units redeemed and transferred
   to other funding options....       (833,489)     (3,008,021)           (436)           (442)     (3,527,128)     (1,716,244)
                                 --------------   -------------   -------------   -------------  --------------  --------------
Units end of year..............       7,036,003       7,263,377          15,152          14,447       7,268,137       8,262,676
                                 ==============   =============   =============   =============  ==============  ==============

                                                                   AMERICAN FUNDS U.S. GOVERNMENT/
                                    AMERICAN FUNDS NEW WORLD            AAA-RATED SECURITIES          DELAWARE VIP SMALL CAP VALUE
                                        INVESTMENT OPTION                 INVESTMENT OPTION                 INVESTMENT OPTION
                                 -------------------------------  --------------------------------  -------------------------------
                                      2016             2015            2016             2015             2016             2015
                                 --------------   --------------  --------------   --------------   --------------   --------------

Units beginning of year........       2,778,908        2,635,476          31,082           23,515        6,259,601        6,290,797
Units issued and transferred
   from other funding options..         605,849          714,444           9,834            8,478          866,857          786,869
Units redeemed and transferred
   to other funding options....     (1,098,514)        (571,012)         (3,319)            (911)      (1,341,804)        (818,065)
                                 --------------   --------------  --------------   --------------   --------------   --------------
Units end of year..............       2,286,243        2,778,908          37,597           31,082        5,784,654        6,259,601
                                 ==============   ==============  ==============   ==============   ==============   ==============


                                                                                                               DREYFUS VIF
                                     DREYFUS VIF APPRECIATION      DREYFUS VIF INTERNATIONAL VALUE       OPPORTUNISTIC SMALL CAP
                                         INVESTMENT OPTION                INVESTMENT OPTION                 INVESTMENT OPTION
                                 -------------------------------  --------------------------------  -------------------------------
                                      2016             2015            2016             2015             2016             2015
                                 --------------   --------------  --------------   --------------   --------------   --------------

Units beginning of year........         379,865          416,877             953              374          629,215          625,183
Units issued and transferred
   from other funding options..          25,453           47,922         638,172              602          449,181          232,936
Units redeemed and transferred
   to other funding options....        (58,592)         (84,934)         (8,447)             (23)        (342,339)        (228,904)
                                 --------------   --------------  --------------   --------------   --------------   --------------
Units end of year..............         346,726          379,865         630,678              953          736,057          629,215
                                 ==============   ==============  ==============   ==============   ==============   ==============

                                     FIDELITY VIP CONTRAFUND         FIDELITY VIP EQUITY-INCOME        FIDELITY VIP FREEDOM 2010
                                        INVESTMENT OPTION                 INVESTMENT OPTION                INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2016            2015             2016             2015             2016            2015
                                 --------------  ---------------  --------------   --------------   --------------  --------------

Units beginning of year........      13,929,061       12,722,196         107,999          108,712          380,046         338,936
Units issued and transferred
   from other funding options..       2,022,643        2,624,253             388              600          434,889         269,057
Units redeemed and transferred
   to other funding options....     (7,760,766)      (1,417,388)         (2,517)          (1,313)        (626,184)       (227,947)
                                 --------------  ---------------  --------------   --------------   --------------  --------------
Units end of year..............       8,190,938       13,929,061         105,870          107,999          188,751         380,046
                                 ==============  ===============  ==============   ==============   ==============  ==============


                                    FIDELITY VIP FREEDOM 2015         FIDELITY VIP FREEDOM 2020       FIDELITY VIP FREEDOM 2025
                                        INVESTMENT OPTION                 INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2016             2015            2016             2015            2016            2015
                                 --------------   --------------  --------------   --------------  --------------  ---------------

Units beginning of year........         255,245          298,930       1,130,034        1,044,594         353,045          319,921
Units issued and transferred
   from other funding options..       1,385,404          123,945       1,781,840          378,108       1,082,022          129,421
Units redeemed and transferred
   to other funding options....     (1,265,618)        (167,630)     (1,629,251)        (292,668)       (687,100)         (96,297)
                                 --------------   --------------  --------------   --------------  --------------  ---------------
Units end of year..............         375,031          255,245       1,282,623        1,130,034         747,967          353,045
                                 ==============   ==============  ==============   ==============  ==============  ===============


(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                    FIDELITY VIP
                                                                     GOVERNMENT
                                    FIDELITY VIP FREEDOM 2030       MONEY MARKET       FIDELITY VIP GROWTH & INCOME
                                        INVESTMENT OPTION         INVESTMENT OPTION          INVESTMENT OPTION
                                 -------------------------------  -----------------  -------------------------------
                                      2016             2015          2016 (a)             2016             2015
                                 --------------   --------------  ---------------    --------------   --------------

Units beginning of year........         443,819          344,365               --             6,737           58,998
Units issued and transferred
   from other funding options..       1,762,911          183,728       56,839,543             1,855            2,840
Units redeemed and transferred
   to other funding options....     (1,116,441)         (84,274)     (13,588,484)             (232)         (55,101)
                                 --------------   --------------  ---------------    --------------   --------------
Units end of year..............       1,090,289          443,819       43,251,059             8,360            6,737
                                 ==============   ==============  ===============    ==============   ==============



                                                                                                             FIDELITY VIP
                                     FIDELITY VIP HIGH INCOME           FIDELITY VIP INDEX 500           INVESTMENT GRADE BOND
                                         INVESTMENT OPTION                 INVESTMENT OPTION               INVESTMENT OPTION
                                 --------------------------------  -------------------------------  -------------------------------
                                       2016            2015             2016             2015            2016             2015
                                  --------------  ---------------  --------------   --------------  --------------   --------------

Units beginning of year........           45,213           42,970      43,892,246       44,925,244      28,049,976       13,043,247
Units issued and transferred
   from other funding options..            1,885            2,876      13,337,072       10,863,466       5,119,730       22,014,570
Units redeemed and transferred
   to other funding options....          (1,122)            (633)    (12,808,828)     (11,896,464)     (9,890,152)      (7,007,841)
                                  --------------  ---------------  --------------   --------------  --------------   --------------
Units end of year..............           45,976           45,213      44,420,490       43,892,246      23,279,554       28,049,976
                                  ==============  ===============  ==============   ==============  ==============   ==============

                                                                                                         FTVIPT FRANKLIN
                                      FIDELITY VIP MID CAP            FIDELITY VIP OVERSEAS        MUTUAL GLOBAL DISCOVERY VIP
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2016            2015            2016            2015            2016            2015
                                 --------------   -------------  -------------   --------------  --------------  --------------

Units beginning of year........       4,868,437       6,932,598      1,055,682        2,382,973          26,905          44,991
Units issued and transferred
   from other funding options..         550,055       1,019,916        206,724          632,458           8,362           4,956
Units redeemed and transferred
   to other funding options....     (3,750,183)     (3,084,077)      (339,028)      (1,959,749)        (24,454)        (23,042)
                                 --------------   -------------  -------------   --------------  --------------  --------------
Units end of year..............       1,668,309       4,868,437        923,378        1,055,682          10,813          26,905
                                 ==============   =============  =============   ==============  ==============  ==============


                                         FTVIPT FRANKLIN                FTVIPT TEMPLETON                FTVIPT TEMPLETON
                                    SMALL-MID CAP GROWTH VIP         DEVELOPING MARKETS VIP                FOREIGN VIP
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2016            2015            2016            2015            2016            2015
                                 --------------  --------------  -------------   --------------  --------------  --------------

Units beginning of year........       1,354,576       1,508,773        434,405          610,038       6,780,948       6,502,861
Units issued and transferred
   from other funding options..       4,722,838       1,536,215        102,295          127,713       1,065,398       1,822,652
Units redeemed and transferred
   to other funding options....     (4,991,712)     (1,690,412)      (289,217)        (303,346)     (1,867,400)     (1,544,565)
                                 --------------  --------------  -------------   --------------  --------------  --------------
Units end of year..............       1,085,702       1,354,576        247,483          434,405       5,978,946       6,780,948
                                 ==============  ==============  =============   ==============  ==============  ==============

                                        FTVIPT TEMPLETON
                                         GLOBAL BOND VIP              INVESCO V.I. COMSTOCK       INVESCO V.I. INTERNATIONAL GROWTH
                                        INVESTMENT OPTION               INVESTMENT OPTION                 INVESTMENT OPTION
                                 ------------------------------  -------------------------------  ---------------------------------
                                      2016            2015            2016             2015            2016             2015
                                 --------------  --------------  --------------   --------------  ---------------  --------------

Units beginning of year........       9,804,801      11,589,831         252,105          254,731       13,948,246      13,220,705
Units issued and transferred
   from other funding options..       1,073,655         936,462             117              166        2,420,302       2,776,635
Units redeemed and transferred
   to other funding options....     (1,729,181)     (2,721,492)         (5,784)          (2,792)      (1,989,437)     (2,049,094)
                                 --------------  --------------  --------------   --------------  ---------------  --------------
Units end of year..............       9,149,275       9,804,801         246,438          252,105       14,379,111      13,948,246
                                 ==============  ==============  ==============   ==============  ===============  ==============



                                     JANUS ASPEN ENTERPRISE          JANUS ASPEN GLOBAL RESEARCH     JANUS ASPEN GLOBAL TECHNOLOGY
                                        INVESTMENT OPTION                 INVESTMENT OPTION                INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2016            2015             2016             2015            2016             2015
                                 --------------  ---------------  --------------   --------------  ---------------  --------------

Units beginning of year........       1,619,531        1,274,455         875,522          953,688        5,144,720       7,923,468
Units issued and transferred
   from other funding options..       1,753,622          767,558         128,842          147,370          690,581         953,995
Units redeemed and transferred
   to other funding options....       (540,104)        (422,482)       (398,906)        (225,536)        (767,076)     (3,732,743)
                                 --------------  ---------------  --------------   --------------  ---------------  --------------
Units end of year..............       2,833,049        1,619,531         605,458          875,522        5,068,225       5,144,720
                                 ==============  ===============  ==============   ==============  ===============  ==============

                                                                           JANUS ASPEN                LMPVET CLEARBRIDGE
                                      JANUS ASPEN OVERSEAS            PERKINS MID CAP VALUE       VARIABLE AGGRESSIVE GROWTH
                                        INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                 ------------------------------  ------------------------------  -----------------------------
                                      2016            2015            2016            2015           2016             2015
                                 --------------  --------------  --------------   -------------  -------------   -------------

Units beginning of year........       1,124,428       1,153,521       3,240,657       4,067,750        496,718       1,561,850
Units issued and transferred
   from other funding options..         241,973         262,405         593,592         224,334         31,073          55,767
Units redeemed and transferred
   to other funding options....       (174,239)       (291,498)       (779,484)     (1,051,427)      (117,463)     (1,120,899)
                                 --------------  --------------  --------------   -------------  -------------   -------------
Units end of year..............       1,192,162       1,124,428       3,054,765       3,240,657        410,328         496,718
                                 ==============  ==============  ==============   =============  =============   =============


                                       LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                      VARIABLE APPRECIATION       VARIABLE DIVIDEND STRATEGY       VARIABLE LARGE CAP GROWTH
                                        INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  ------------------------------  ------------------------------
                                     2016             2015           2016            2015            2016            2015
                                 -------------   -------------  --------------  --------------  --------------  --------------

Units beginning of year........         11,351          10,704         267,837         254,427       1,323,296       1,647,444
Units issued and transferred
   from other funding options..            619             999          55,180         163,333          22,119         849,844
Units redeemed and transferred
   to other funding options....          (337)           (352)       (122,919)       (149,923)       (751,003)     (1,173,992)
                                 -------------   -------------  --------------  --------------  --------------  --------------
Units end of year..............         11,633          11,351         200,098         267,837         594,412       1,323,296
                                 =============   =============  ==============  ==============  ==============  ==============


(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                       LMPVET CLEARBRIDGE             LMPVIT WESTERN ASSET
                                    VARIABLE LARGE CAP VALUE     VARIABLE GLOBAL HIGH YIELD BOND       MFS VIT GLOBAL EQUITY
                                        INVESTMENT OPTION               INVESTMENT OPTION                INVESTMENT OPTION
                                 ------------------------------  -------------------------------  -----------------------------
                                      2016            2015            2016            2015            2016             2015
                                 --------------  --------------  --------------   -------------   -------------   -------------

Units beginning of year........       1,124,132       1,263,946       6,105,168       7,659,979             208             215
Units issued and transferred
   from other funding options..         280,410         722,250       2,490,514         778,682              --              --
Units redeemed and transferred
   to other funding options....       (231,991)       (862,064)     (2,847,142)     (2,333,493)             (5)             (7)
                                 --------------  --------------  --------------   -------------   -------------   -------------
Units end of year..............       1,172,551       1,124,132       5,748,540       6,105,168             203             208
                                 ==============  ==============  ==============   =============   =============   =============



                                      MFS VIT NEW DISCOVERY          MFS VIT II HIGH YIELD         MIST BLACKROCK HIGH YIELD
                                        INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  ------------------------------  ------------------------------
                                     2016             2015           2016            2015            2016            2015
                                 -------------   -------------  --------------  --------------  --------------  --------------

Units beginning of year........        193,419       2,237,218           1,614             659       8,307,022       8,652,410
Units issued and transferred
   from other funding options..            635         116,223          76,872             995       2,474,008       3,886,682
Units redeemed and transferred
   to other funding options....        (4,502)     (2,160,022)           (201)            (40)     (1,689,622)     (4,232,070)
                                 -------------   -------------  --------------  --------------  --------------  --------------
Units end of year..............        189,552         193,419          78,285           1,614       9,091,408       8,307,022
                                 =============   =============  ==============  ==============  ==============  ==============

                                                                         MIST CLEARBRIDGE                   MIST HARRIS
                                 MIST CLARION GLOBAL REAL ESTATE         AGGRESSIVE GROWTH             OAKMARK INTERNATIONAL
                                        INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  ------------------------------  -------------------------------
                                      2016             2015            2016            2015            2016             2015
                                 --------------   --------------  --------------  --------------  --------------   --------------

Units beginning of year........      12,288,675       12,629,931       9,165,740       9,290,751      13,187,872       10,711,014
Units issued and transferred
   from other funding options..       1,823,001        2,441,609       1,451,364       1,665,109       3,930,983        4,405,657
Units redeemed and transferred
   to other funding options....     (2,479,203)      (2,782,865)     (2,347,917)     (1,790,120)     (3,317,453)      (1,928,799)
                                 --------------   --------------  --------------  --------------  --------------   --------------
Units end of year..............      11,632,473       12,288,675       8,269,187       9,165,740      13,801,402       13,187,872
                                 ==============   ==============  ==============  ==============  ==============   ==============


                                                                                                        MIST LOOMIS SAYLES
                                   MIST INVESCO MID CAP VALUE     MIST INVESCO SMALL CAP GROWTH           GLOBAL MARKETS
                                        INVESTMENT OPTION               INVESTMENT OPTION                INVESTMENT OPTION
                                 ------------------------------  -------------------------------  ------------------------------
                                      2016            2015            2016            2015             2016            2015
                                 --------------  --------------  --------------   -------------   --------------  --------------

Units beginning of year........       2,518,142       2,378,339       3,399,528       1,899,304        4,205,890       4,377,314
Units issued and transferred
   from other funding options..       4,192,239       1,776,976         345,753       1,839,924          360,954         467,788
Units redeemed and transferred
   to other funding options....     (5,034,381)     (1,637,173)       (574,102)       (339,700)      (1,059,059)       (639,212)
                                 --------------  --------------  --------------   -------------   --------------  --------------
Units end of year..............       1,676,000       2,518,142       3,171,179       3,399,528        3,507,785       4,205,890
                                 ==============  ==============  ==============   =============   ==============  ==============

                                        MIST MET/ABERDEEN              MIST MET/WELLINGTON                MIST METLIFE
                                     EMERGING MARKETS EQUITY           LARGE CAP RESEARCH             ASSET ALLOCATION 100
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2016            2015            2016            2015            2016            2015
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       5,755,017       5,280,530         500,594         561,996         228,898         290,388
Units issued and transferred
   from other funding options..       3,072,384       1,380,185         119,486         130,037          29,308          49,570
Units redeemed and transferred
   to other funding options....     (1,476,671)       (905,698)        (63,578)       (191,439)       (118,403)       (111,060)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       7,350,730       5,755,017         556,502         500,594         139,803         228,898
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                          MIST METLIFE                      MIST MFS                   MIST MORGAN STANLEY
                                         SMALL CAP VALUE             RESEARCH INTERNATIONAL              MID CAP GROWTH
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2016            2015            2016            2015            2016            2015
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       1,485,989       2,051,590       1,582,945       1,550,706         693,671       2,131,961
Units issued and transferred
   from other funding options..         139,166         107,166         313,087         229,839          15,756          65,628
Units redeemed and transferred
   to other funding options....       (362,746)       (672,767)       (360,954)       (197,600)       (118,727)     (1,503,918)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............       1,262,409       1,485,989       1,535,078       1,582,945         590,700         693,671
                                 ==============  ==============  ==============  ==============  ==============  ==============

                                         MIST OPPENHEIMER                   MIST PIMCO                  MIST T. ROWE PRICE
                                           GLOBAL EQUITY             INFLATION PROTECTED BOND             LARGE CAP VALUE
                                         INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 -------------------------------  ------------------------------  ------------------------------
                                      2016             2015            2016            2015            2016            2015
                                  -------------   --------------  --------------  --------------  -------------   --------------

Units beginning of year........         458,345          429,013      13,918,024      15,316,442      2,861,624        3,099,400
Units issued and transferred
   from other funding options..          31,503          135,231      11,645,489       7,845,470      3,969,904        1,186,217
Units redeemed and transferred
   to other funding options....       (224,328)        (105,899)     (6,628,772)     (9,243,888)    (4,089,336)      (1,423,993)
                                  -------------   --------------  --------------  --------------  -------------   --------------
Units end of year..............         265,520          458,345      18,934,741      13,918,024      2,742,192        2,861,624
                                  =============   ==============  ==============  ==============  =============   ==============


                                       MIST T. ROWE PRICE               MSF BAILLIE GIFFORD                MSF BARCLAYS
                                         MID CAP GROWTH                 INTERNATIONAL STOCK            AGGREGATE BOND INDEX
                                        INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  -------------------------------  ------------------------------
                                      2016            2015             2016            2015            2016            2015
                                 --------------  --------------   -------------   --------------  --------------  --------------

Units beginning of year........         879,719       2,742,777          45,123           45,291       3,532,216       3,220,816
Units issued and transferred
   from other funding options..              --              --             230              339       6,376,378       3,931,983
Units redeemed and transferred
   to other funding options....        (12,486)     (1,863,058)         (1,042)            (507)     (6,198,026)     (3,620,583)
                                 --------------  --------------   -------------   --------------  --------------  --------------
Units end of year..............         867,233         879,719          44,311           45,123       3,710,568       3,532,216
                                 ==============  ==============   =============   ==============  ==============  ==============


(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                         MSF BLACKROCK                   MSF BLACKROCK
                                   MSF BLACKROCK BOND INCOME         CAPITAL APPRECIATION               LARGE CAP VALUE
                                       INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  ------------------------------  -----------------------------
                                     2016            2015            2016            2015            2016            2015
                                 -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year........     13,157,892      12,182,050         234,371         369,117       3,619,253      3,856,667
Units issued and transferred
   from other funding options..      3,550,283       6,448,776          85,922          93,313         435,141        664,259
Units redeemed and transferred
   to other funding options....    (3,028,167)     (5,472,934)       (171,597)       (228,059)       (656,463)      (901,673)
                                 -------------  --------------  --------------  --------------  --------------  -------------
Units end of year..............     13,680,008      13,157,892         148,696         234,371       3,397,931      3,619,253
                                 =============  ==============  ==============  ==============  ==============  =============


                                         MSF BLACKROCK                   MSF FRONTIER
                                     ULTRA-SHORT TERM BOND              MID CAP GROWTH                MSF JENNISON GROWTH
                                       INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  ------------------------------  ------------------------------
                                     2016            2015            2016            2015            2016            2015
                                 -------------   -------------  --------------  --------------  --------------  --------------

Units beginning of year........     75,222,026      80,160,023       2,887,218       3,025,355      14,571,526      15,031,099
Units issued and transferred
   from other funding options..     65,888,203      45,344,169         351,567         335,189       1,481,777       3,151,175
Units redeemed and transferred
   to other funding options....   (79,445,735)    (50,282,166)     (1,060,378)       (473,326)     (2,878,893)     (3,610,748)
                                 -------------   -------------  --------------  --------------  --------------  --------------
Units end of year..............     61,664,494      75,222,026       2,178,407       2,887,218      13,174,410      14,571,526
                                 =============   =============  ==============  ==============  ==============  ==============

                                                                      MSF MET/
                                                                     WELLINGTON
                                                                     CORE EQUITY               MSF METLIFE
                                   MSF MET/WELLINGTON BALANCED      OPPORTUNITIES          ASSET ALLOCATION 20
                                        INVESTMENT OPTION         INVESTMENT OPTION         INVESTMENT OPTION
                                 -------------------------------  -----------------  -------------------------------
                                      2016            2015            2016 (b)            2016             2015
                                 --------------  ---------------   --------------    --------------   --------------

Units beginning of year........         621,100          439,166               --           308,978          237,970
Units issued and transferred
   from other funding options..         239,954          278,721          264,083            11,206           85,906
Units redeemed and transferred
   to other funding options....        (73,637)         (96,787)        (124,326)         (100,612)         (14,898)
                                 --------------  ---------------   --------------    --------------   --------------
Units end of year..............         787,417          621,100          139,757           219,572          308,978
                                 ==============  ===============   ==============    ==============   ==============




                                            MSF METLIFE                     MSF METLIFE                      MSF METLIFE
                                        ASSET ALLOCATION 40             ASSET ALLOCATION 60              ASSET ALLOCATION 80
                                         INVESTMENT OPTION               INVESTMENT OPTION                INVESTMENT OPTION
                                 -------------------------------  -------------------------------  -------------------------------
                                      2016             2015            2016            2015             2016             2015
                                 --------------   --------------  --------------  ---------------  --------------   --------------

Units beginning of year........         205,311          212,451       2,855,199        3,667,036         204,831          204,585
Units issued and transferred
   from other funding options..          12,151           34,938         143,156          361,704         394,514           81,853
Units redeemed and transferred
   to other funding options....        (49,068)         (42,078)     (1,903,079)      (1,173,541)       (405,555)         (81,607)
                                 --------------   --------------  --------------  ---------------  --------------   --------------
Units end of year..............         168,394          205,311       1,095,276        2,855,199         193,790          204,831
                                 ==============   ==============  ==============  ===============  ==============   ==============

                                           MSF METLIFE
                                       MID CAP STOCK INDEX         MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN
                                        INVESTMENT OPTION             INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  -----------------------------  -----------------------------
                                      2016            2015          2016            2015            2016            2015
                                 --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year........       6,200,889      2,871,452      6,690,905       7,270,628       8,269,354      8,767,622
Units issued and transferred
   from other funding options..       1,995,944      3,632,167        890,598         585,594       1,114,116        852,415
Units redeemed and transferred
   to other funding options....     (1,221,173)      (302,730)    (1,381,449)     (1,165,317)     (1,565,880)    (1,350,683)
                                 --------------  -------------  -------------  --------------  --------------  -------------
Units end of year..............       6,975,660      6,200,889      6,200,054       6,690,905       7,817,590      8,269,354
                                 ==============  =============  =============  ==============  ==============  =============


                                                                                                     MSF NEUBERGER BERMAN
                                          MSF MFS VALUE                MSF MSCI EAFE INDEX                  GENESIS
                                        INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                 ------------------------------  -----------------------------  ------------------------------
                                      2016            2015            2016           2015            2016            2015
                                 --------------  --------------  -------------   -------------  --------------  --------------

Units beginning of year........      14,854,413      15,514,654      5,892,112       4,310,421          94,054         110,918
Units issued and transferred
   from other funding options..       2,537,600       2,809,857      3,083,661       1,991,468          11,128           9,066
Units redeemed and transferred
   to other funding options....     (3,120,080)     (3,470,098)    (1,514,699)       (409,777)       (103,562)        (25,930)
                                 --------------  --------------  -------------   -------------  --------------  --------------
Units end of year..............      14,271,933      14,854,413      7,461,074       5,892,112           1,620          94,054
                                 ==============  ==============  =============   =============  ==============  ==============


(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                                                        MSF
                                                                                                   WESTERN ASSET
                                                                                                    MANAGEMENT
                                                                        MSF T. ROWE PRICE         STRATEGIC BOND
                                     MSF RUSSELL 2000 INDEX             LARGE CAP GROWTH           OPPORTUNITIES
                                        INVESTMENT OPTION               INVESTMENT OPTION        INVESTMENT OPTION
                                 ------------------------------  ------------------------------  -----------------
                                     2016             2015            2016            2015           2016 (a)
                                 -------------   --------------  --------------   -------------  -----------------

Units beginning of year........     12,701,679       12,811,697       1,445,365       1,526,675               --
Units issued and transferred
   from other funding options..      2,142,027        2,213,987       4,832,504       1,553,331          542,978
Units redeemed and transferred
   to other funding options....    (3,046,960)      (2,324,005)     (5,156,259)     (1,634,641)        (388,078)
                                 -------------   --------------  --------------   -------------  -----------------
Units end of year..............     11,796,746       12,701,679       1,121,610       1,445,365          154,900
                                 =============   ==============  ==============   =============  =================





                                        MSF WESTERN ASSET                OPPENHEIMER VA
                                   MANAGEMENT U.S. GOVERNMENT         MAIN STREET SMALL CAP            PIMCO VIT ALL ASSET
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  -------------------------------
                                      2016            2015            2016            2015            2016             2015
                                 --------------   -------------  --------------  --------------   -------------   --------------

Units beginning of year........       4,106,805       4,756,151         449,094         482,436         110,018           71,665
Units issued and transferred
   from other funding options..         392,488         622,005         155,913         433,698           2,769           52,194
Units redeemed and transferred
   to other funding options....     (1,096,691)     (1,271,351)       (240,981)       (467,040)        (94,969)         (13,841)
                                 --------------   -------------  --------------  --------------   -------------   --------------
Units end of year..............       3,402,602       4,106,805         364,026         449,094          17,818          110,018
                                 ==============   =============  ==============  ==============   =============   ==============

                                            PIMCO VIT                      PIMCO VIT
                                  COMMODITYREALRETURN STRATEGY     LONG-TERM U.S. GOVERNMENT        PIMCO VIT LOW DURATION
                                        INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  -----------------------------  -----------------------------
                                      2016            2015           2016            2015            2016            2015
                                 --------------  -------------   -------------  --------------  --------------  -------------

Units beginning of year........       3,089,325      4,058,055              20              20      14,808,783     16,422,371
Units issued and transferred
   from other funding options..       1,633,952      1,642,490              --              --       6,920,599      2,589,912
Units redeemed and transferred
   to other funding options....       (597,427)    (2,611,220)             (1)              --     (4,093,821)    (4,203,500)
                                 --------------  -------------   -------------  --------------  --------------  -------------
Units end of year..............       4,125,850      3,089,325              19              20      17,635,561     14,808,783
                                 ==============  =============   =============  ==============  ==============  =============



                                     PIMCO VIT TOTAL RETURN         PIONEER VCT MID CAP VALUE    PUTNAM VT INTERNATIONAL VALUE
                                        INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                 ------------------------------  -----------------------------  ------------------------------
                                      2016            2015            2016           2015            2016            2015
                                  -------------  --------------  -------------   -------------  --------------  --------------

Units beginning of year........      15,074,313      27,493,976        434,276         458,502             547             362
Units issued and transferred
   from other funding options..       6,726,357       6,301,040         34,827          42,601             141             200
Units redeemed and transferred
   to other funding options....     (9,206,757)    (18,720,703)      (143,484)        (66,827)            (19)            (15)
                                  -------------  --------------  -------------   -------------  --------------  --------------
Units end of year..............      12,593,913      15,074,313        325,619         434,276             669             547
                                  =============  ==============  =============   =============  ==============  ==============


                                   PUTNAM VT MULTI-CAP GROWTH            ROYCE MICRO-CAP                 ROYCE SMALL-CAP
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2016            2015            2016            2015            2016            2015
                                 --------------   -------------  -------------   --------------  --------------  --------------

Units beginning of year........         104,725         107,527        323,962        1,057,203       3,958,126       4,645,698
Units issued and transferred
   from other funding options..          11,342          33,913         51,024           72,414         774,741         449,266
Units redeemed and transferred
   to other funding options....        (76,070)        (36,715)       (71,044)        (805,655)     (1,231,956)     (1,136,838)
                                 --------------   -------------  -------------   --------------  --------------  --------------
Units end of year..............          39,997         104,725        303,942          323,962       3,500,911       3,958,126
                                 ==============   =============  =============   ==============  ==============  ==============


                                        TAP 1919 VARIABLE
                                  SOCIALLY RESPONSIVE BALANCED      UIF EMERGING MARKETS DEBT      UIF EMERGING MARKETS EQUITY
                                        INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2016            2015            2016            2015            2016            2015
                                 --------------   -------------  -------------   --------------  --------------  --------------

Units beginning of year........          49,538          50,287        945,406           22,169       8,886,056       8,453,689
Units issued and transferred
   from other funding options..           6,312           3,411        346,607          991,876       1,000,159       1,483,331
Units redeemed and transferred
   to other funding options....         (2,802)         (4,160)      (104,961)         (68,639)     (1,045,102)     (1,050,964)
                                 --------------   -------------  -------------   --------------  --------------  --------------
Units end of year..............          53,048          49,538      1,187,052          945,406       8,841,113       8,886,056
                                 ==============   =============  =============   ==============  ==============  ==============

                                                                                 VANGUARD VIF
                                       VANGUARD VIF DIVERSIFIED VALUE        SMALL COMPANY GROWTH
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                       ------------------------------   ------------------------------
                                            2016            2015             2016            2015
                                       --------------   -------------   --------------  --------------

Units beginning of year..............         586,886         542,823           63,285          34,805
Units issued and transferred
   from other funding options........          35,196         108,071           33,601          36,406
Units redeemed and transferred
   to other funding options..........       (478,225)        (64,008)         (23,565)         (7,926)
                                       --------------   -------------   --------------  --------------
Units end of year....................         143,857         586,886           73,321          63,285
                                       ==============   =============   ==============  ==============

(a) For the period April 29, 2016 to December 31, 2016.
(b) Commenced April 29, 2013 and began transactions in 2016.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Options. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31,2016:

                                                        AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------
  AB Global Thematic Growth           2016         7,625         1.48         11,306
     Investment Option                2015         5,862         1.50          8,786
     (Commenced 4/28/2008             2014         3,091         1.46          4,522
     and began transactions in 2012)  2013         1,050         1.40          1,469
                                      2012           114         1.14            130

  AB Intermediate Bond                2016        70,135         1.66        116,473
     Investment Option                2015         4,960         1.59          7,882
                                      2014         4,011         1.59          6,386
                                      2013         3,237         1.50          4,851
                                      2012         2,564         1.53          3,934

  AB International Value              2016        20,007         1.97         39,447
     Investment Option                2015        17,098         1.99         33,950
                                      2014        12,554         1.94         24,345
                                      2013         9,310         2.07         19,289
                                      2012         7,553         1.69         12,748

  American Century VP Capital         2016     3,403,655  2.17 - 2.19      7,437,949
     Appreciation Investment          2015     3,848,816  2.11 - 2.12      8,160,383
     Option (Commenced 4/28/2014)     2014     3,449,546  2.07 - 2.08      7,185,964

  American Century VP Ultra           2016        18,697         2.06         38,424
     Investment Option                2015        17,871         1.97         35,234
                                      2014        16,271         1.86         30,246
                                      2013        14,617         1.69         24,752
                                      2012        14,192  1.23 - 1.24         17,567

  American Funds Bond                 2016        16,631         2.29         38,026
     Investment Option                2015        14,493         2.23         32,253
                                      2014        10,754         2.22         23,916
                                      2013         7,867         2.12         16,651
                                      2012         6,430         2.17         13,936

  American Funds Global               2016     2,306,785  3.12 - 3.14      7,238,894
     Growth Investment Option         2015     2,900,670  3.11 - 3.13      9,066,661
                                      2014     2,790,555  2.88 - 2.93      8,172,497
                                      2013     2,264,318  2.82 - 2.87      6,473,328
                                      2012     2,624,046  2.17 - 2.23      5,817,693

  American Funds Global Small         2016           462         4.58          2,118
     Capitalization Investment        2015           436         4.50          1,961
     Option                           2014           414         4.50          1,860
                                      2013           409         4.41          1,804
                                      2012           382         3.45          1,317



                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  AB Global Thematic Growth           2016         --                0.20             (1.07)
     Investment Option                2015         --                0.20               2.44
     (Commenced 4/28/2008             2014         --                0.20               4.60
     and began transactions in 2012)  2013       0.03                0.20              22.68
                                      2012         --                0.20              13.01

  AB Intermediate Bond                2016       0.79                0.20               4.50
     Investment Option                2015       3.73                0.20             (0.19)
                                      2014       3.70                0.20               6.27
                                      2013       3.86                0.20             (2.35)
                                      2012       4.69                0.20               5.83

  AB International Value              2016       1.40                0.20             (0.70)
     Investment Option                2015       2.74                0.20               2.39
                                      2014       4.02                0.20             (6.40)
                                      2013       6.55                0.20              22.76
                                      2012       1.83                0.20              14.30

  American Century VP Capital         2016         --         0.15 - 0.20        3.02 - 3.07
     Appreciation Investment          2015         --         0.15 - 0.20        1.73 - 1.78
     Option (Commenced 4/28/2014)     2014         --         0.15 - 0.20      11.50 - 11.53

  American Century VP Ultra           2016       0.32                0.20               4.24
     Investment Option                2015       0.41                0.20               6.06
                                      2014       0.35                0.20               9.78
                                      2013       0.53                0.20              36.80
                                      2012         --         0.20 - 0.25      13.64 - 13.70

  American Funds Bond                 2016       1.75                0.20               2.74
     Investment Option                2015       1.84                0.20               0.07
                                      2014       2.18                0.20               5.07
                                      2013       1.95                0.20             (2.35)
                                      2012       2.71                0.20               5.16

  American Funds Global               2016       0.89         0.20 - 0.25        0.37 - 0.42
     Growth Investment Option         2015       1.06         0.20 - 0.25        6.67 - 6.72
                                      2014       1.16         0.20 - 0.35        1.96 - 2.11
                                      2013       1.22         0.20 - 0.35      28.73 - 28.92
                                      2012       0.88         0.20 - 0.45      22.01 - 22.32

  American Funds Global Small         2016       0.27                0.20               1.89
     Capitalization Investment        2015         --                0.20               0.07
     Option                           2014       0.13                0.20               1.92
                                      2013       0.89                0.20              28.02
                                      2012       1.39                0.20              17.94



       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------------  -------------------------------------------------
                                                        UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                         LOWEST TO        NET         INCOME          LOWEST TO         LOWEST TO
                                             UNITS      HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         ------------  ------------  ------------  -------------  ----------------  ----------------
  American Funds Growth            2016    19,648,435  2.74 - 2.82     55,135,891       0.74         0.15 - 0.35         9.10 - 9.32
     Investment Option             2015    23,664,037  2.51 - 2.58     60,768,489       0.61         0.15 - 0.35         6.48 - 6.70
                                   2014    24,682,851  2.36 - 2.42     59,432,168       0.78         0.15 - 0.35         8.13 - 8.35
                                   2013    27,403,143  2.18 - 2.23     60,767,855       0.94         0.15 - 0.35       29.65 - 29.91
                                   2012    30,015,698  1.68 - 1.72     51,280,646       0.75         0.15 - 0.35       17.48 - 17.71

  American Funds                   2016     7,036,003  2.63 - 2.67     18,608,233       1.52         0.10 - 0.20       11.30 - 11.41
     Growth-Income Investment      2015     7,263,377  2.36 - 2.39     17,257,509       1.26         0.10 - 0.20         1.25 - 1.35
     Option                        2014     9,290,700  2.33 - 2.36     21,756,450       1.34         0.10 - 0.20       10.41 - 10.52
                                   2013     9,037,148  2.11 - 2.14     19,145,757       1.33         0.10 - 0.20       33.23 - 33.37
                                   2012    10,435,070  1.58 - 1.60     16,578,425       1.54         0.10 - 0.25       17.19 - 17.36

  American Funds High-Income       2016        15,152         3.09         46,782       6.35                0.20               17.46
     Bond Investment Option        2015        14,447         2.63         37,975       5.95                0.20              (7.48)
                                   2014        13,174         2.84         37,432       5.93                0.20                0.43
                                   2013        11,928         2.83         33,744       6.85                0.20                6.39
                                   2012        11,256         2.66         29,931      11.35                0.20               13.47

  American Funds                   2016     7,268,137  3.21 - 3.37     24,163,125       1.39         0.10 - 0.35         3.17 - 3.43
     International Investment      2015     8,262,676  3.11 - 3.26     26,583,346       1.53         0.10 - 0.35     (4.86) - (4.62)
     Option                        2014     8,193,688  3.27 - 3.42     27,667,068       1.44         0.10 - 0.35     (2.99) - (2.75)
                                   2013     8,981,910  3.43 - 3.52     31,125,921       1.72         0.10 - 0.25       21.33 - 21.51
                                   2012     8,467,940  2.83 - 2.89     24,148,469       1.52         0.10 - 0.25       17.61 - 17.79

  American Funds New World         2016     2,286,243  3.37 - 3.43      7,832,850       0.75         0.15 - 0.25         4.99 - 5.10
     Investment Option             2015     2,778,908  3.21 - 3.27      9,045,100       0.59         0.15 - 0.25     (3.39) - (3.29)
                                   2014     2,635,476  3.32 - 3.38      8,880,510       1.07         0.15 - 0.25     (8.10) - (8.01)
                                   2013     2,352,458  3.62 - 3.67      8,621,975       1.36         0.15 - 0.25       11.10 - 11.21
                                   2012     2,400,577  3.26 - 3.30      7,914,264       1.09         0.15 - 0.25       17.53 - 17.64

  American Funds U.S.              2016        37,597         2.31         86,669       1.40                0.20                0.98
     Government/AAA-Rated          2015        31,082         2.28         70,951       1.58                0.20                1.39
     Securities Investment Option  2014        23,515         2.25         52,945       1.19                0.20                4.81
                                   2013        17,850         2.15         38,346       0.74                0.20              (3.27)
                                   2012        14,182         2.22         31,497       0.82                0.20                1.70

  Delaware VIP Small Cap           2016     5,784,654  4.52 - 6.07     33,697,900       0.99         0.10 - 0.35       30.95 - 31.27
     Value Investment Option       2015     6,259,601  3.45 - 4.63     27,829,596       0.72         0.10 - 0.35     (6.55) - (6.31)
                                   2014     6,290,797  3.70 - 4.95     29,853,059       0.54         0.10 - 0.35         5.49 - 5.76
                                   2013     4,240,965  3.50 - 4.68     18,825,375       0.72         0.10 - 0.35       33.04 - 33.37
                                   2012     6,303,234  2.63 - 3.52     21,138,745       0.47         0.10 - 0.45       13.39 - 13.79

  Dreyfus VIF Appreciation         2016       346,726  1.97 - 2.05        697,171       1.65         0.20 - 0.25         7.63 - 7.69
     Investment Option             2015       379,865  1.83 - 1.90        709,965       1.71         0.20 - 0.25     (2.71) - (2.66)
                                   2014       416,877  1.88 - 1.96        802,447       1.85         0.20 - 0.25         7.82 - 7.88
                                   2013       554,539  1.74 - 1.81        985,412       1.97         0.20 - 0.25       20.80 - 20.86
                                   2012       838,280  1.44 - 1.50      1,239,874       3.56         0.20 - 0.25       10.15 - 10.21

  Dreyfus VIF International        2016       630,678         1.33        838,856       0.01                0.20              (1.64)
     Value Investment Option       2015           953         1.35          1,288       1.25                0.20              (2.91)
                                   2014           374         1.39            521         --                0.20              (9.50)



       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                          ---------------------------------------  -------------------------------------------------
                                                        UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                         LOWEST TO        NET         INCOME          LOWEST TO         LOWEST TO
                                              UNITS     HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          ------------  -----------  ------------  -------------  ----------------  ----------------
  Dreyfus VIF Opportunistic         2016       736,057         1.89     1,394,592        --                 0.20               16.84
     Small Cap Investment Option    2015       629,215         1.62     1,020,363        --                 0.20              (2.47)
                                    2014       625,183         1.66     1,039,522        --                 0.20                1.39
                                    2013       891,089         1.64     1,461,319        --                 0.20               48.25
                                    2012       849,937  1.11 - 1.45       940,186        --          0.20 - 0.25       20.26 - 20.32

  Fidelity VIP Contrafund           2016     8,190,938  2.43 - 3.09    23,002,729      0.53          0.10 - 0.25         7.51 - 7.74
     Investment Option              2015    13,929,061  2.25 - 2.87    35,520,831      0.87          0.10 - 0.25         0.21 - 0.42
                                    2014    12,722,196  2.25 - 2.86    32,505,955      0.71          0.10 - 0.35       11.26 - 11.72
                                    2013    22,766,997  2.01 - 2.56    49,125,286      0.97          0.10 - 0.35       30.50 - 30.96
                                    2012    22,860,307  1.54 - 1.96    37,774,648      1.34          0.10 - 0.35       15.73 - 16.12

  Fidelity VIP Equity-Income        2016       105,870         6.82       722,494      2.37                 0.20               17.78
     Investment Option              2015       107,999         5.79       625,757      3.22                 0.20              (4.16)
                                    2014       108,712  5.98 - 6.05       657,200      7.43          0.20 - 0.25         8.45 - 8.50
                                    2013       139,869  5.51 - 5.57       771,580      0.01          0.20 - 0.25       27.83 - 27.89
                                    2012     2,874,939  4.31 - 4.36    12,402,440      3.20          0.20 - 0.25       17.01 - 17.07

  Fidelity VIP Freedom 2010         2016       188,751  1.84 - 1.85       348,117      0.85          0.20 - 0.25         5.19 - 5.24
     Investment Option              2015       380,046  1.75 - 1.76       667,231      1.81          0.20 - 0.25     (0.54) - (0.49)
                                    2014       338,936  1.76 - 1.77       598,202      1.79          0.20 - 0.25         4.27 - 4.32
                                    2013       157,370         1.69       266,195      2.64          0.20 - 0.25       13.20 - 13.26
                                    2012        19,280  1.49 - 1.50        28,813      2.37          0.15 - 0.25       11.50 - 11.61

  Fidelity VIP Freedom 2015         2016       375,031         1.91       715,960      1.88                 0.20                5.70
     Investment Option              2015       255,245         1.81       460,993      1.85                 0.20              (0.53)
                                    2014       298,930         1.82       542,774      1.86                 0.20                4.49
                                    2013       298,023         1.74       517,869      5.16                 0.20               14.18
                                    2012        33,127         1.52        50,413      1.67                 0.20               12.00

  Fidelity VIP Freedom 2020         2016     1,282,623         1.93     2,474,466      1.43                 0.20                5.91
     Investment Option              2015     1,130,034         1.82     2,058,454      1.88                 0.20              (0.47)
                                    2014     1,044,594         1.83     1,911,828      2.86                 0.20                4.62
                                    2013       497,644  1.74 - 1.75       870,612      2.14          0.20 - 0.25       15.72 - 15.78
                                    2012       392,057         1.51       592,377      1.29          0.20 - 0.25       13.10 - 13.15

  Fidelity VIP Freedom 2025         2016       747,967         2.03     1,521,304      2.25                 0.20                5.97
     Investment Option              2015       353,045         1.92       677,593      2.00                 0.20              (0.38)
                                    2014       319,921         1.93       616,384      1.89                 0.20                4.85
                                    2013       229,446         1.84       421,604      2.41                 0.20               19.71
                                    2012       197,301         1.53       302,842      2.69                 0.20               14.88

  Fidelity VIP Freedom 2030         2016     1,090,289         1.99     2,174,030      2.07                 0.20                6.39
     Investment Option              2015       443,819         1.87       831,786      2.04                 0.20              (0.44)
                                    2014       344,365         1.88       648,217      1.62                 0.20                4.75
                                    2013       321,024  1.79 - 1.80       576,904      1.47          0.20 - 0.25       21.36 - 21.42
                                    2012       367,251  1.47 - 1.48       543,548      2.56          0.20 - 0.25       15.29 - 15.35

  Fidelity VIP Government           2016    43,251,059  1.16 - 1.19    51,313,411      0.16          0.20 - 0.35       (0.08) - 0.02
     Money Market Investment Option
     (Commenced 4/27/2016)



       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                          ----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                              UNITS      HIGHEST ($)   ASSETS ($)
                                          ------------  ------------  ------------
  Fidelity VIP Growth &             2016         8,360         2.10         17,589
     Income Investment Option       2015         6,737         1.82         12,265
                                    2014        58,998         1.87        110,420
                                    2013        55,706         1.70         94,775
                                    2012        52,179         1.28         66,757

  Fidelity VIP High Income          2016        45,976         3.17        145,832
     Investment Option              2015        45,213         2.77        125,381
                                    2014        42,970         2.88        123,894
                                    2013         3,463         2.86          9,889
                                    2012         2,631         2.70          7,108

  Fidelity VIP Index 500            2016    44,420,490  3.15 - 3.26    143,232,374
     Investment Option              2015    43,892,246  2.83 - 2.92    126,777,197
                                    2014    44,925,244  2.80 - 2.88    128,275,605
                                    2013    27,558,878  2.50 - 2.54     69,517,433
                                    2012    27,248,382  1.90 - 1.92     52,088,374

  Fidelity VIP Investment           2016    23,279,554  1.66 - 1.68     38,751,502
     Grade Bond Investment Option   2015    28,049,976  1.59 - 1.61     44,770,274
                                    2014    13,043,247  1.61 - 1.62     21,073,793
                                    2013     7,447,819  1.52 - 1.53     11,373,631
                                    2012     6,309,803  1.55 - 1.56      9,843,196

  Fidelity VIP Mid Cap              2016     1,668,309  4.03 - 4.21      6,982,825
     Investment Option              2015     4,868,437  3.61 - 3.77     18,255,237
                                    2014     6,932,598  3.68 - 3.84     26,519,096
                                    2013     6,754,279  3.48 - 3.63     24,413,401
                                    2012     7,898,460  2.57 - 2.68     21,064,151

  Fidelity VIP Overseas             2016       923,378  1.64 - 1.65      1,518,008
     Investment Option              2015     1,055,682  1.73 - 1.74      1,837,289
                                    2014     2,382,973  1.68 - 1.69      4,027,603
                                    2013     2,438,258  1.84 - 1.85      4,502,958
                                    2012     2,849,205  1.42 - 1.43      4,051,373

  FTVIPT Franklin Mutual            2016        10,813         2.88         31,131
     Global Discovery VIP           2015        26,905         2.57         69,187
     Investment Option              2014        44,991         2.67        120,320
                                    2013         3,544         2.53          8,983
                                    2012         3,365         1.99          6,698

  FTVIPT Franklin Small-Mid         2016     1,085,702         1.59      1,729,439
     Cap Growth VIP Investment      2015     1,354,576         1.53      2,075,506
     Option                         2014     1,508,773         1.58      2,379,625
                                    2013     2,856,542         1.47      4,200,464
                                    2012     2,240,920  1.06 - 1.43      2,389,937

  FTVIPT Templeton Developing       2016       247,483         2.99        739,068
     Markets VIP Investment Option  2015       434,405         2.55      1,106,836
                                    2014       610,038         3.18      1,937,178
                                    2013       777,882         3.47      2,701,819
                                    2012     1,550,475  3.50 - 3.53      5,446,265



                                                    FOR THE YEAR ENDED DECEMBER 31
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  Fidelity VIP Growth &             2016       1.74                0.20               15.58
     Income Investment Option       2015       0.92                0.20              (2.73)
                                    2014       1.63                0.20               10.01
                                    2013       1.74                0.20               32.98
                                    2012       3.85                0.20               18.01

  Fidelity VIP High Income          2016       5.52                0.20               14.38
     Investment Option              2015       6.71                0.20              (3.82)
                                    2014      30.37                0.20                0.95
                                    2013       6.62                0.20                5.74
                                    2012       7.01                0.20               14.00

  Fidelity VIP Index 500            2016       1.52         0.10 - 0.35       11.47 - 11.75
     Investment Option              2015       2.05         0.10 - 0.35         0.98 - 1.23
                                    2014       1.88         0.10 - 0.35       13.17 - 13.46
                                    2013       1.97         0.10 - 0.25       31.91 - 32.11
                                    2012       2.42         0.10 - 0.25       15.62 - 15.80

  Fidelity VIP Investment           2016       2.32         0.10 - 0.20         4.42 - 4.52
     Grade Bond Investment Option   2015       2.56         0.10 - 0.20     (0.90) - (0.80)
                                    2014       3.67         0.10 - 0.20         5.54 - 5.65
                                    2013       2.39         0.15 - 0.20     (2.09) - (2.04)
                                    2012       2.49         0.15 - 0.20         5.56 - 5.61

  Fidelity VIP Mid Cap              2016       0.29         0.10 - 0.35       11.53 - 11.81
     Investment Option              2015       0.20         0.10 - 0.35     (1.97) - (1.73)
                                    2014       0.02         0.10 - 0.35         5.66 - 5.93
                                    2013       0.27         0.10 - 0.35       35.39 - 35.73
                                    2012       0.37         0.10 - 0.35       14.16 - 14.45

  Fidelity VIP Overseas             2016       1.28         0.20 - 0.25     (5.50) - (5.46)
     Investment Option              2015       0.69         0.20 - 0.25         3.04 - 3.09
                                    2014       1.14         0.20 - 0.25     (8.53) - (8.48)
                                    2013       1.07         0.20 - 0.25       29.84 - 29.91
                                    2012       1.73         0.15 - 0.25       20.08 - 20.20

  FTVIPT Franklin Mutual            2016       1.78                0.20               11.95
     Global Discovery VIP           2015       2.87                0.20              (3.84)
     Investment Option              2014       2.24                0.20                5.50
                                    2013       2.27                0.20               27.36
                                    2012       2.67                0.20               13.13

  FTVIPT Franklin Small-Mid         2016         --                0.20                3.96
     Cap Growth VIP Investment      2015         --                0.20              (2.85)
     Option                         2014         --                0.20                7.26
                                    2013         --                0.20               37.88
                                    2012         --         0.10 - 0.25       10.57 - 10.74

  FTVIPT Templeton Developing       2016       0.93                0.20               17.21
     Markets VIP Investment Option  2015       2.22                0.20             (19.76)
                                    2014       1.52                0.20              (8.57)
                                    2013       2.29                0.20              (1.12)
                                    2012       1.38         0.15 - 0.25       12.88 - 12.99



       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                         -----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO        NET
                                             UNITS      HIGHEST ($)   ASSETS ($)
                                         ------------  ------------  -------------
  FTVIPT Templeton Foreign         2016     5,978,946  1.88 - 1.93      11,474,148
     VIP Investment Option         2015     6,780,948  1.76 - 1.81      12,173,867
                                   2014     6,502,861  1.89 - 1.94      12,513,335
                                   2013     6,364,237  2.13 - 2.18      13,801,374
                                   2012     5,580,914  1.72 - 1.78       9,861,373

  FTVIPT Templeton Global          2016     9,149,275  2.35 - 2.41      21,927,902
     Bond VIP Investment Option    2015     9,804,801  2.28 - 2.34      22,803,547
                                   2014    11,589,831  2.39 - 2.44      28,149,551
                                   2013     8,664,961  2.37 - 2.39      20,626,283
                                   2012     8,941,738  2.33 - 2.35      20,932,837

  Invesco V.I. Comstock            2016       246,438         3.03         745,737
     Investment Option             2015       252,105         2.59         653,416
     (Commenced 4/30/1999          2014       254,731         2.77         705,228
     and began transactions in 2014)

  Invesco V.I. International       2016    14,379,111  1.95 - 1.99      28,286,728
     Growth Investment Option      2015    13,948,246  1.96 - 2.00      27,614,745
                                   2014    13,220,705  2.02 - 2.05      26,857,356
                                   2013    16,142,463  2.02 - 2.04      32,694,293
                                   2012    12,773,638  1.70 - 1.72      21,792,090

  Janus Aspen Enterprise           2016     2,833,049  9.04 - 9.36      26,151,479
     Investment Option             2015     1,619,531  8.17 - 8.27      13,325,201
                                   2014     1,274,455  7.89 - 7.98      10,132,331
                                   2013     1,340,920  7.05 - 7.12       9,522,990
                                   2012     1,006,943  5.35 - 5.40       5,432,005

  Janus Aspen Global Research      2016       605,458         0.97         587,394
     Investment Option             2015       875,522         0.95         835,905
                                   2014       953,688         0.98         936,060
                                   2013     1,039,250         0.92         953,601
                                   2012       950,233  0.71 - 0.72         682,144

  Janus Aspen Global               2016     5,068,225  1.10 - 2.07       7,340,148
     Technology Investment Option  2015     5,144,720  0.97 - 1.82       6,535,387
                                   2014     7,923,468  0.93 - 1.74       8,785,526
                                   2013     6,945,675  0.85 - 1.60       7,015,424
                                   2012     6,484,391  0.62 - 1.18       4,823,592

  Janus Aspen Overseas             2016     1,192,162  4.98 - 5.05       6,022,714
     Investment Option             2015     1,124,428  5.35 - 5.42       6,097,975
                                   2014     1,153,521  5.88 - 5.96       6,870,052
                                   2013     1,063,469  6.71 - 6.79       7,216,376
                                   2012     1,063,202  5.89 - 5.95       6,322,582

  Janus Aspen Perkins Mid Cap      2016     3,054,765  3.42 - 3.44      10,504,028
     Value Investment Option       2015     3,240,657  2.88 - 2.90       9,399,377
                                   2014     4,067,750  2.98 - 3.03      12,266,309
                                   2013     5,729,739  2.76 - 2.80      15,962,918
                                   2012     5,195,118  2.20 - 2.23      11,520,895



                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  FTVIPT Templeton Foreign         2016      2.00          0.15 - 0.35          6.80 - 7.01
     VIP Investment Option         2015      3.28          0.15 - 0.35      (6.82) - (6.63)
                                   2014      1.84          0.15 - 0.35    (11.44) - (11.26)
                                   2013      2.41          0.15 - 0.35        22.54 - 22.79
                                   2012      2.73          0.15 - 0.45        17.70 - 18.05

  FTVIPT Templeton Global          2016        --          0.15 - 0.35          2.85 - 3.05
     Bond VIP Investment Option    2015      7.55          0.15 - 0.35      (4.44) - (4.24)
                                   2014      5.28          0.15 - 0.35          1.76 - 1.97
                                   2013      4.83          0.15 - 0.25          1.63 - 1.74
                                   2012      6.64          0.15 - 0.25        15.02 - 15.14

  Invesco V.I. Comstock            2016      1.33                 0.20                16.75
     Investment Option             2015      1.69                 0.20               (6.38)
     (Commenced 4/30/1999          2014        --                 0.20                 8.88
     and began transactions in 2014)

  Invesco V.I. International       2016      1.43          0.10 - 0.25      (0.70) - (0.55)
     Growth Investment Option      2015      1.53          0.10 - 0.25      (2.59) - (2.44)
                                   2014      1.59          0.10 - 0.25          0.08 - 0.23
                                   2013      1.21          0.10 - 0.25        18.72 - 18.89
                                   2012      1.73          0.10 - 0.25        15.24 - 15.42

  Janus Aspen Enterprise           2016      0.03          0.10 - 0.25        11.82 - 11.99
     Investment Option             2015      0.52          0.15 - 0.20          3.56 - 3.61
                                   2014      0.03          0.15 - 0.20        12.02 - 12.07
                                   2013      0.38          0.15 - 0.20        31.77 - 31.84
                                   2012        --          0.15 - 0.20        16.75 - 16.81

  Janus Aspen Global Research      2016      0.94                 0.20                 1.61
     Investment Option             2015      0.52                 0.20               (2.73)
                                   2014      0.97                 0.20                 6.97
                                   2013      1.14                 0.20                27.82
                                   2012      0.82          0.20 - 0.25        19.56 - 19.62

  Janus Aspen Global               2016      0.10          0.10 - 0.20        13.62 - 13.74
     Technology Investment Option  2015        --          0.10 - 0.20          4.44 - 4.54
                                   2014        --          0.10 - 0.20          9.13 - 9.24
                                   2013        --          0.10 - 0.20        35.12 - 35.25
                                   2012        --          0.10 - 0.25        18.85 - 19.03

  Janus Aspen Overseas             2016      4.76          0.15 - 0.25      (6.94) - (6.85)
     Investment Option             2015      0.51          0.15 - 0.25      (9.03) - (8.94)
                                   2014      2.90          0.15 - 0.25    (12.32) - (12.23)
                                   2013      3.16          0.15 - 0.25        14.00 - 14.11
                                   2012      0.56          0.15 - 0.25        12.90 - 13.01

  Janus Aspen Perkins Mid Cap      2016      0.92          0.15 - 0.20        18.53 - 18.58
     Value Investment Option       2015      1.04          0.15 - 0.20      (3.88) - (3.83)
                                   2014      1.23          0.10 - 0.25          8.17 - 8.33
                                   2013      1.12          0.10 - 0.25        25.49 - 25.68
                                   2012      0.86          0.10 - 0.25        10.51 - 10.68



       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                 UNITS     HIGHEST ($)   ASSETS ($)
                                            -------------  -----------  ------------
  LMPVET ClearBridge Variable         2016       410,328          3.13     1,285,679
     Aggressive Growth Investment     2015       496,718          3.10     1,540,946
     Option                           2014     1,561,850          3.16     4,940,672
                                      2013     1,561,722          2.63     4,111,627
                                      2012       514,200   1.78 - 1.79       917,901

  LMPVET ClearBridge Variable         2016        11,633          2.33        27,113
     Appreciation Investment          2015        11,351          2.13        24,151
     Option                           2014        10,704          2.10        22,461
                                      2013         9,975          1.89        18,895
                                      2012         9,909   1.45 - 1.46        14,468

  LMPVET ClearBridge Variable         2016       200,098          2.55       510,703
     Dividend Strategy Investment     2015       267,837          2.22       595,678
     Option                           2014       254,427          2.33       592,475
                                      2013       749,098          2.05     1,538,470
                                      2012       715,750   1.63 - 1.65     1,169,541

  LMPVET ClearBridge Variable         2016       594,412          2.00     1,187,022
     Large Cap Growth Investment      2015     1,323,296          1.86     2,465,574
     Option                           2014     1,647,444          1.70     2,801,388
                                      2013     2,417,134          1.49     3,612,955
                                      2012       559,193   1.09 - 1.32       607,532

  LMPVET ClearBridge Variable         2016     1,172,551   2.65 - 2.91     3,171,264
     Large Cap Value Investment       2015     1,124,132   2.35 - 2.59     2,684,770
     Option                           2014     1,263,946   2.43 - 2.67     3,116,652
                                      2013     1,332,127   2.18 - 2.39     2,952,656
                                      2012     1,581,231   1.65 - 1.81     2,656,485

  LMPVIT Western Asset                2016     5,748,540          1.90    10,901,390
     Variable Global High Yield       2015     6,105,168          1.64    10,034,959
     Bond Investment Option           2014     7,659,979   1.74 - 1.75    13,398,075
                                      2013     5,932,110          1.77    10,471,633
                                      2012     5,164,652          1.67     8,600,466

  MFS VIT Global Equity               2016           203          2.71           548
     Investment Option                2015           208          2.53           526
     (Commenced 11/10/2008            2014           215          2.57           551
     and began transactions in 2013)  2013           222          2.48           550

  MFS VIT New Discovery               2016       189,552          1.95       369,127
     Investment Option                2015       193,419   1.79 - 1.82       346,086
                                      2014     2,237,218   1.83 - 1.85     4,119,583
                                      2013     1,879,199   1.97 - 2.00     3,742,256
                                      2012     1,348,689   1.40 - 1.42     1,900,245

  MFS VIT II High Yield               2016        78,285          2.29       179,348
     Investment Option                2015         1,614          2.02         3,256
     (Commenced 8/16/2013             2014           659          2.11         1,391
     and began transactions in 2014)



                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  LMPVET ClearBridge Variable         2016       0.64                0.20                1.00
     Aggressive Growth Investment     2015       0.18                0.20              (1.93)
     Option                           2014       0.18                0.20               20.15
                                      2013       0.31                0.20               47.48
                                      2012       0.26         0.20 - 0.25       18.43 - 18.48

  LMPVET ClearBridge Variable         2016       1.36                0.20                9.55
     Appreciation Investment          2015       1.24                0.20                1.40
     Option                           2014       1.23                0.20               10.77
                                      2013       1.27                0.20               29.74
                                      2012       1.91         0.20 - 0.25       15.66 - 15.72

  LMPVET ClearBridge Variable         2016       1.63                0.20               14.76
     Dividend Strategy Investment     2015       1.72                0.20              (4.49)
     Option                           2014       1.05                0.20               13.38
                                      2013       1.77                0.20               25.69
                                      2012       2.97         0.20 - 0.25       13.92 - 13.98

  LMPVET ClearBridge Variable         2016       0.30                0.20                7.18
     Large Cap Growth Investment      2015       0.46                0.20                9.57
     Option                           2014       0.47                0.20               13.76
                                      2013       1.06                0.20               37.58
                                      2012       0.67         0.20 - 0.25       20.05 - 20.11

  LMPVET ClearBridge Variable         2016       1.60         0.20 - 0.25       12.72 - 12.77
     Large Cap Value Investment       2015       1.44         0.20 - 0.25     (3.11) - (3.06)
     Option                           2014       1.69         0.20 - 0.25       11.43 - 11.49
                                      2013       1.50         0.20 - 0.25       32.04 - 32.10
                                      2012       2.76         0.20 - 0.25       16.21 - 16.27

  LMPVIT Western Asset                2016       6.50                0.20               15.37
     Variable Global High Yield       2015       5.71                0.20              (6.03)
     Bond Investment Option           2014       7.25         0.20 - 0.25     (1.40) - (1.35)
                                      2013       6.80         0.20 - 0.25         6.00 - 6.06
                                      2012       7.70         0.20 - 0.25       18.03 - 18.09

  MFS VIT Global Equity               2016       0.96                0.20                7.13
     Investment Option                2015       1.06                0.20              (1.61)
     (Commenced 11/10/2008            2014       0.72                0.20                3.67
     and began transactions in 2013)  2013       0.87                0.20               27.56

  MFS VIT New Discovery               2016         --                0.20                8.83
     Investment Option                2015         --         0.10 - 0.20     (2.08) - (1.98)
                                      2014         --         0.10 - 0.20     (7.44) - (7.35)
                                      2013         --         0.10 - 0.20       41.24 - 41.38
                                      2012         --         0.10 - 0.20       20.98 - 21.10

  MFS VIT II High Yield               2016       0.80                0.20               13.60
     Investment Option                2015       8.19                0.20              (4.41)
     (Commenced 8/16/2013             2014       5.26                0.20                2.60
     and began transactions in 2014)



       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                        ----------------------------------------  --------------------------------------------------
                                                       UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                        LOWEST TO        NET         INCOME          LOWEST TO          LOWEST TO
                                            UNITS      HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        ------------  ------------  ------------  -------------  ----------------  -----------------
  MIST BlackRock High Yield       2016     9,091,408  3.26 - 3.55     30,607,675       6.87       (0.01) - 0.14        14.10 - 14.28
     Investment Option            2015     8,307,022  2.85 - 3.11     24,567,007       9.10       (0.01) - 0.14      (3.87) - (3.73)
                                  2014     8,652,410  2.96 - 3.23     26,721,712       6.35       (0.01) - 0.14          3.27 - 3.42
                                  2013    10,137,311  2.87 - 3.13     30,155,639       5.89       (0.01) - 0.14          9.61 - 9.77
                                  2012    10,026,392  2.61 - 2.86     27,197,499       6.72       (0.01) - 0.14        16.63 - 16.81

  MIST Clarion Global Real        2016    11,632,473  3.01 - 3.98     39,603,603       2.29         0.10 - 0.25          0.90 - 1.05
     Estate Investment Option     2015    12,288,675  2.89 - 3.95     41,754,116       4.07         0.10 - 0.35      (1.57) - (1.33)
                                  2014    12,629,931  2.94 - 4.00     43,132,159       1.42         0.10 - 0.35        13.28 - 13.56
                                  2013     7,023,741  2.59 - 3.53     21,562,126       7.02         0.10 - 0.35          3.40 - 3.66
                                  2012     6,856,223  2.51 - 3.41     20,314,628       2.23         0.10 - 0.35        25.85 - 26.17

  MIST ClearBridge Aggressive     2016     8,269,187  1.28 - 2.32     17,913,337       0.67         0.15 - 0.20          2.78 - 2.83
     Growth Investment Option     2015     9,165,740  1.24 - 2.26     19,327,934       0.40         0.15 - 0.25      (4.05) - (3.95)
     (Commenced 4/28/2014)        2014     9,290,751  1.29 - 2.35     19,922,131         --         0.15 - 0.35        13.48 - 13.63

  MIST Harris Oakmark             2016    13,801,402  1.83 - 2.29     26,383,984       2.42         0.15 - 0.25          8.16 - 8.26
     International Investment     2015    13,187,872  1.70 - 2.12     23,442,748       3.23         0.15 - 0.25      (4.55) - (4.45)
     Option                       2014    10,711,014  1.78 - 2.22     20,120,462       2.51         0.15 - 0.25      (5.76) - (5.66)
                                  2013     6,583,721  1.88 - 2.35     13,482,390       2.68         0.15 - 0.25        30.48 - 30.61
                                  2012     5,846,415  1.44 - 1.81      9,271,503       1.83         0.10 - 0.25        29.15 - 29.34

  MIST Invesco Mid Cap Value      2016     1,676,000  1.69 - 1.72      2,885,331       0.71         0.20 - 0.35        15.10 - 15.27
     Investment Option            2015     2,518,142  1.47 - 1.49      3,751,328       0.46         0.20 - 0.35      (9.30) - (9.16)
                                  2014     2,378,339  1.62 - 1.64      3,902,859       0.47         0.20 - 0.35          9.26 - 9.42
                                  2013     2,515,776         1.50      3,779,958       0.68                0.20                30.04
                                  2012     2,268,754  1.15 - 1.16      2,621,267       0.35         0.15 - 0.25        14.41 - 14.52

  MIST Invesco Small Cap          2016     3,171,179  2.99 - 3.02      9,520,009         --         0.10 - 0.20        11.50 - 11.61
     Growth Investment Option     2015     3,399,528  2.68 - 2.71      9,151,543       0.17         0.10 - 0.20      (1.62) - (1.52)
                                  2014     1,899,304  2.73 - 2.74      5,184,179         --         0.15 - 0.20          7.97 - 8.02
                                  2013     1,118,510  2.52 - 2.54      2,829,964       0.42         0.15 - 0.20        40.25 - 40.32
                                  2012     1,032,114  1.79 - 1.81      1,861,749         --         0.15 - 0.25        18.21 - 18.33

  MIST Loomis Sayles Global       2016     3,507,785  2.44 - 2.46      8,608,428       1.87         0.20 - 0.25          4.76 - 4.82
     Markets Investment Option    2015     4,205,890  2.33 - 2.34      9,848,702       1.82         0.20 - 0.25          1.22 - 1.27
                                  2014     4,377,314  2.30 - 2.31     10,121,912       2.40         0.20 - 0.25          3.50 - 3.55
                                  2013     2,288,705  2.22 - 2.23      5,092,929       2.52         0.20 - 0.25        17.05 - 17.11
                                  2012     2,333,575  1.90 - 1.91      4,436,550       2.54         0.20 - 0.25        16.94 - 17.00

  MIST Met/Aberdeen Emerging      2016     7,350,730  1.56 - 2.41     13,517,457       1.12         0.15 - 0.25        11.55 - 11.66
     Markets Equity Investment    2015     5,755,017  1.40 - 2.16      9,786,724       2.11         0.15 - 0.25    (13.87) - (13.79)
     Option                       2014     5,280,530  1.63 - 2.50     10,704,206       0.49         0.15 - 0.25      (6.47) - (6.37)
                                  2013     2,555,160  1.74 - 2.38      4,455,744       1.33         0.20 - 0.25      (5.04) - (4.99)
                                  2012     2,636,439  1.83 - 2.50      4,900,459       0.97         0.20 - 0.25        18.80 - 18.86

  MIST Met/Wellington Large       2016       556,502         1.49        829,995       2.20                0.20                 8.08
     Cap Research Investment      2015       500,594         1.38        690,797       0.84                0.20                 4.24
     Option                       2014       561,996         1.32        743,967       0.75                0.20                13.40
                                  2013       785,368         1.17        916,841       1.39                0.20                33.90
                                  2012       642,519  0.87 - 1.11        560,176       1.46         0.20 - 0.25        13.22 - 13.28



       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                          ----------------------------------------  ------------------------------------------------
                                                         UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                          LOWEST TO        NET         INCOME          LOWEST TO        LOWEST TO
                                              UNITS      HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                          ------------  ------------  ------------  -------------  ----------------  ---------------
  MIST MetLife Asset                2016      139,803          1.87        261,933      2.25                 0.20               8.76
     Allocation 100 Investment      2015      228,898          1.72        394,316      1.26                 0.20             (2.20)
     Option                         2014      290,388   1.75 - 1.76        511,515      0.55          0.20 - 0.25        4.83 - 4.88
                                    2013    1,240,374   1.67 - 1.68      2,077,257      0.71          0.20 - 0.25      29.18 - 29.25
                                    2012      932,393   1.29 - 1.30      1,209,197      0.79          0.20 - 0.25      16.45 - 16.51

  MIST MetLife Small Cap            2016    1,262,409   3.67 - 3.90      4,805,543      1.06          0.15 - 0.25      30.93 - 31.06
     Value Investment Option        2015    1,485,989   2.80 - 2.97      4,328,722      0.09          0.15 - 0.25    (5.64) - (5.55)
                                    2014    2,051,590   2.96 - 3.15      6,361,863      0.04          0.15 - 0.25        1.46 - 1.56
                                    2013    2,285,362   2.92 - 3.10      6,989,184      0.94          0.15 - 0.25      32.12 - 32.25
                                    2012    2,043,921   2.21 - 2.35      4,721,800        --          0.15 - 0.25      17.69 - 17.81

  MIST MFS Research                 2016    1,535,078          1.63      2,497,412      1.99                 0.20             (1.07)
     International Investment       2015    1,582,945          1.64      2,603,227      2.70                 0.20             (1.97)
     Option                         2014    1,550,706          1.68      2,601,447      2.18                 0.20             (7.13)
                                    2013    1,465,255          1.81      2,646,952      2.70                 0.20              19.02
                                    2012    2,154,413   1.51 - 1.52      3,269,996      1.87          0.20 - 0.25      16.41 - 16.47

  MIST Morgan Stanley Mid Cap       2016      590,700   2.27 - 2.31      1,362,014        --          0.15 - 0.25    (8.50) - (8.41)
     Growth Investment Option       2015      693,671   2.50 - 2.52      1,744,879        --          0.15 - 0.20    (4.98) - (4.93)
                                    2014    2,131,961   2.61 - 2.65      5,620,952      0.06          0.15 - 0.25        1.03 - 1.13
                                    2013    2,260,234   2.59 - 2.62      5,893,672      0.76          0.15 - 0.25      38.96 - 39.09
                                    2012    1,999,426   1.86 - 1.88      3,749,773        --          0.15 - 0.25        9.28 - 9.39

  MIST Oppenheimer Global           2016      265,520   2.11 - 2.12        563,711      0.84          0.20 - 0.25      (0.02) - 0.03
     Equity Investment Option       2015      458,345   2.11 - 2.12        972,768      0.99          0.20 - 0.25        3.68 - 3.73
                                    2014      429,013          2.05        877,807      0.84                 0.20               1.94
                                    2013      452,529          2.01        908,317      1.88                 0.20              15.51
                                    2012      460,661          1.58        728,873      1.36          0.20 - 0.25      20.87 - 20.93

  MIST PIMCO Inflation              2016   18,934,741   1.77 - 1.80     33,651,038        --          0.10 - 0.20        4.96 - 5.06
     Protected Bond Investment      2015   13,918,024   1.66 - 1.71     23,540,876      5.17          0.10 - 0.35    (3.25) - (3.01)
     Option                         2014   15,316,442   1.71 - 1.76     26,748,360      1.77          0.10 - 0.35        2.82 - 3.07
                                    2013   18,010,325   1.66 - 1.71     30,554,008      2.05          0.10 - 0.35    (9.30) - (9.07)
                                    2012   17,297,280   1.82 - 1.88     32,276,064      3.21          0.10 - 0.45        8.83 - 9.22

  MIST T. Rowe Price Large          2016    2,742,192   2.26 - 2.85      6,247,102      2.68          0.20 - 0.25      15.65 - 15.83
     Cap Value Investment Option    2015    2,861,624   1.95 - 2.46      5,632,994      1.49          0.20 - 0.25    (3.83) - (3.68)
                                    2014    3,099,400   2.03 - 2.56      6,340,543      1.12          0.20 - 0.25      10.10 - 13.05
                                    2013    2,793,421          1.81      5,051,505      1.21                 0.20              33.51
                                    2012    2,037,242          1.35      2,759,439      1.44          0.20 - 0.25      17.68 - 17.74

  MIST T. Rowe Price Mid Cap        2016      867,233          2.37      2,055,321        --                 0.20               6.30
     Growth Investment Option       2015      879,719          2.23      1,961,257        --                 0.20               6.66
                                    2014    2,742,777          2.09      5,732,861        --                 0.20              12.82
                                    2013    2,765,828          1.85      5,124,339      0.39                 0.20              36.69
                                    2012    2,786,153          1.36      3,776,527        --                 0.20              13.70

  MSF Baillie Gifford               2016       44,311          1.66         73,588      1.62                 0.20               5.17
     International Stock            2015       45,123          1.58         71,256      1.71                 0.20             (2.17)
     Investment Option              2014       45,291          1.61         73,104      0.01                 0.20             (3.30)
                                    2013           24          1.67             39      3.26                 0.20              15.31
                                    2012          269          1.45            390        --                 0.20              19.28



       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                        -----------------------------------------  -------------------------------------------------
                                                       UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                        LOWEST TO         NET         INCOME          LOWEST TO         LOWEST TO
                                            UNITS      HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        ------------  ------------  -------------  -------------  ----------------  ----------------
  MSF Barclays Aggregate Bond     2016     3,710,568  2.18 - 2.22       8,176,495      2.49          0.10 - 0.20         2.14 - 2.25
     Index Investment Option      2015     3,532,216  2.14 - 2.17       7,623,948      2.54          0.10 - 0.20         0.05 - 0.15
                                  2014     3,220,816  2.14 - 2.17       6,941,913      1.77          0.10 - 0.20         5.60 - 5.70
                                  2013       701,179  2.02 - 2.04       1,424,446        --          0.15 - 0.20     (2.52) - (2.47)
                                  2012        38,598         2.07          80,088      4.71                 0.20                3.69

  MSF BlackRock Bond Income       2016    13,680,008         1.91      26,146,774      3.23                 0.20                2.92
     Investment Option            2015    13,157,892         1.86      24,436,251      3.63                 0.20                0.39
                                  2014    12,182,050         1.85      22,535,486      2.57                 0.20                6.87
                                  2013       430,167         1.73         744,606      4.06                 0.20              (0.96)
                                  2012       484,394  1.74 - 1.75         846,636      2.49          0.20 - 0.25         7.28 - 7.33

  MSF BlackRock Capital           2016       148,696         1.14         169,026        --                 0.20              (0.11)
     Appreciation Investment      2015       234,371         1.14         266,721        --                 0.20                6.07
     Option                       2014       369,117         1.07         396,039      0.05                 0.20                8.68
                                  2013     1,429,574         0.99       1,411,332      0.80                 0.20               33.95
                                  2012     1,332,908  0.74 - 0.95         982,376      0.33          0.20 - 0.25       14.09 - 14.14

  MSF BlackRock Large Cap         2016     3,397,931         2.27       7,716,122      1.41                 0.15               17.92
     Value Investment Option      2015     3,619,253         1.93       6,969,771      1.52                 0.15              (6.32)
                                  2014     3,856,667         2.06       7,927,890      1.02                 0.15                9.54
                                  2013     3,378,816         1.88       6,340,854      1.17                 0.15               31.55
                                  2012     3,150,383  1.42 - 1.43       4,494,332      1.38          0.15 - 0.20       13.74 - 13.80

  MSF BlackRock Ultra-Short       2016    61,664,494  1.17 - 1.30      78,203,823      0.08          0.10 - 0.35         0.00 - 0.25
     Term Bond Investment Option  2015    75,222,026  1.17 - 1.30      95,876,673        --          0.10 - 0.35     (0.35) - (0.10)
                                  2014    80,160,023  1.17 - 1.30     102,364,163        --          0.10 - 0.35     (0.35) - (0.10)
                                  2013   107,092,068  1.17 - 1.31     137,737,900        --          0.10 - 0.35     (0.35) - (0.10)
                                  2012    91,526,567  1.18 - 1.31     117,926,475        --          0.10 - 0.35     (0.35) - (0.10)

  MSF Frontier Mid Cap Growth     2016     2,178,407  1.13 - 1.74       2,588,370        --          0.20 - 0.25         5.03 - 5.08
     Investment Option            2015     2,887,218  1.07 - 1.66       3,230,855        --          0.20 - 0.25         2.52 - 2.57
                                  2014     3,025,355  1.05 - 1.62       3,299,860        --          0.20 - 0.25       10.78 - 10.83
                                  2013     3,131,215  0.95 - 1.46       3,081,873      1.04          0.20 - 0.25       32.30 - 32.36
                                  2012     5,274,470  0.71 - 1.11       3,862,460        --          0.20 - 0.25       10.60 - 10.66

  MSF Jennison Growth             2016    13,174,410  2.64 - 2.70      35,191,839      0.30          0.10 - 0.25       (0.08) - 0.07
     Investment Option            2015    14,571,526  2.65 - 2.70      38,939,716      0.28          0.10 - 0.25       10.51 - 10.67
                                  2014    15,031,099  2.40 - 2.44      36,318,921      0.26          0.10 - 0.25         8.78 - 8.95
                                  2013    13,719,416  2.20 - 2.24      30,443,959      0.41          0.10 - 0.25       36.66 - 36.86
                                  2012    13,359,394  1.61 - 1.64      21,671,295      0.21          0.10 - 0.25       15.49 - 15.67

  MSF Met/Wellington Balanced     2016       787,417  1.93 - 2.10       1,532,837      2.82          0.20 - 0.25         6.73 - 6.78
     Investment Option            2015       621,100  1.81 - 1.96       1,137,034      2.03          0.20 - 0.25         2.32 - 2.37
                                  2014       439,166  1.77 - 1.92         790,382      2.40          0.20 - 0.25       10.28 - 10.33
                                  2013       422,460  1.60 - 1.74         701,355      2.61          0.20 - 0.25       20.29 - 20.35
                                  2012       449,193  1.33 - 1.45         627,630      2.42          0.20 - 0.25       12.09 - 12.15

  MSF Met/Wellington Core Equity  2016       139,757         7.25       1,013,330      1.46                 0.20                2.19
     Opportunities Investment Option
     (Commenced 4/29/2013
     and begun transactions in 2016)



       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------------  -------------------------------------------------
                                                        UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                         LOWEST TO        NET         INCOME          LOWEST TO         LOWEST TO
                                             UNITS      HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         ------------  ------------  ------------  -------------  ----------------  ----------------
  MSF MetLife Asset                2016       219,572         1.65        363,235       3.12                0.20                4.32
     Allocation 20 Investment      2015       308,978         1.59        489,966       2.17                0.20              (0.78)
     Option                        2014       237,970  1.59 - 1.60        380,346       0.25         0.20 - 0.25         4.21 - 4.26
                                   2013     1,085,394         1.53      1,656,739       2.42         0.20 - 0.25         4.03 - 4.08
                                   2012       650,811         1.47        955,436       4.18         0.20 - 0.25         8.91 - 8.96

  MSF MetLife Asset                2016       168,394         1.76        295,888       3.56                0.20                5.88
     Allocation 40 Investment      2015       205,311         1.66        340,735       0.27                0.20              (1.27)
     Option                        2014       212,451  1.67 - 1.68        357,122       1.15         0.20 - 0.25         4.66 - 4.72
                                   2013     1,617,849  1.60 - 1.61      2,588,009       2.41         0.20 - 0.25       10.65 - 10.70
                                   2012     1,244,720  1.44 - 1.46      1,799,094       3.07         0.15 - 0.25       11.18 - 11.29

  MSF MetLife Asset                2016     1,095,276         1.83      2,009,316       3.74                0.20                6.89
     Allocation 60 Investment      2015     2,855,199         1.72      4,900,266       0.51                0.20              (1.46)
     Option                        2014     3,667,036  1.73 - 1.74      6,387,148       2.00         0.20 - 0.25         4.79 - 4.84
                                   2013     7,075,938  1.65 - 1.66     11,737,362       1.41         0.20 - 0.25       17.69 - 17.75
                                   2012     3,141,052         1.41      4,418,261       2.57         0.20 - 0.25       12.96 - 13.01

  MSF MetLife Asset                2016       193,790         1.85        358,817       2.54                0.20                7.92
     Allocation 80 Investment      2015       204,831         1.72        351,412       0.34                0.20              (1.89)
     Option                        2014       204,585  1.74 - 1.75        357,760       0.62         0.20 - 0.25         4.96 - 5.02
                                   2013     1,691,470  1.66 - 1.67      2,805,611       1.46         0.20 - 0.25       24.00 - 24.06
                                   2012     1,515,344         1.34      2,027,726       2.37         0.20 - 0.25       15.10 - 15.15

  MSF MetLife Mid Cap Stock        2016     6,975,660  3.86 - 3.99     27,688,229       1.26         0.15 - 0.35       20.01 - 20.25
     Index Investment Option       2015     6,200,889  3.30 - 3.32     20,498,025       0.90         0.15 - 0.20     (2.55) - (2.50)
                                   2014     2,871,452  3.38 - 3.41      9,758,412       1.09         0.15 - 0.20         9.27 - 9.33
                                   2013     2,608,936  3.10 - 3.12      8,110,329       1.05         0.15 - 0.20       32.88 - 32.95
                                   2012     1,815,618  2.33 - 2.34      4,250,826       1.02         0.15 - 0.20       17.36 - 17.42

  MSF MetLife Stock Index          2016     6,200,054  3.06 - 3.08     19,091,012       2.01         0.18 - 0.23       11.42 - 11.47
     Investment Option             2015     6,690,905  2.75 - 2.77     18,481,370       1.72         0.18 - 0.23         0.93 - 0.98
                                   2014     7,270,628  2.72 - 2.74     19,889,847       1.77         0.18 - 0.23       13.10 - 13.16
                                   2013     6,738,260  2.41 - 2.42     16,287,194       2.02         0.18 - 0.23       31.71 - 31.78
                                   2012     9,312,204  1.83 - 1.86     17,091,247       1.92         0.08 - 0.23       15.49 - 15.67

  MSF MFS Total Return             2016     7,817,590  2.30 - 2.74     20,556,652       2.72         0.10 - 0.25         8.70 - 8.87
     Investment Option             2015     8,269,354  2.11 - 2.52     20,062,579       2.40         0.10 - 0.25     (0.60) - (0.45)
                                   2014     8,767,622  2.12 - 2.53     21,309,323       1.99         0.10 - 0.25         8.15 - 8.31
                                   2013    12,330,018  1.96 - 2.34     28,169,711       2.32         0.10 - 0.25       18.46 - 18.64
                                   2012    12,141,753  1.65 - 1.98     23,474,854       2.66         0.10 - 0.25       11.08 - 11.25

  MSF MFS Value Investment         2016    14,271,933  2.98 - 3.61     45,452,354       2.31         0.15 - 0.25       14.10 - 14.22
     Option                        2015    14,854,413  2.60 - 3.17     41,477,932       2.66         0.15 - 0.25     (0.40) - (0.30)
                                   2014    15,514,654  2.61 - 3.18     43,203,992       1.65         0.15 - 0.25       10.53 - 10.64
                                   2013    14,790,571  2.36 - 2.88     37,436,118       1.64         0.15 - 0.25       35.39 - 35.53
                                   2012    11,584,640  1.74 - 2.13     21,238,352       1.82         0.15 - 0.25       16.36 - 16.47

  MSF MSCI EAFE Index              2016     7,461,074  1.81 - 1.84     13,623,391       2.67         0.10 - 0.20         1.14 - 1.24
     Investment Option             2015     5,892,112  1.79 - 1.82     10,633,761       3.27         0.10 - 0.20     (1.29) - (1.19)
                                   2014     4,310,421  1.81 - 1.84      7,881,181       1.90         0.10 - 0.20     (6.19) - (6.10)
                                   2013     1,292,798  1.93 - 1.96      2,518,688       2.41         0.10 - 0.20       21.62 - 21.74
                                   2012        37,870  1.59 - 1.61         60,260       0.81         0.10 - 0.20       18.09 - 18.21



       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                            -----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------
  MSF Neuberger Berman                2016         1,620         2.79          4,517
     Genesis Investment Option        2015        94,054         2.35        221,369
     (Commenced 4/29/2013)            2014       110,918         2.34        260,072
                                      2013       182,232         2.35        428,093

  MSF Russell 2000 Index              2016    11,796,746  2.76 - 3.71     33,984,260
     Investment Option                2015    12,701,679  2.28 - 3.06     30,215,735
                                      2014    12,811,697  2.39 - 3.21     31,784,415
                                      2013    10,217,666  2.28 - 3.06     27,507,750
                                      2012    10,582,799  1.65 - 2.22     20,398,791

  MSF T. Rowe Price Large Cap         2016     1,121,610         2.05      2,298,226
     Growth Investment Option         2015     1,445,365         2.02      2,922,776
                                      2014     1,526,675         1.83      2,799,122
                                      2013     2,141,302         1.69      3,614,841
                                      2012     1,184,023  1.21 - 1.22      1,443,284

  MSF Western Asset Management        2016       154,900         2.74        424,221
     Strategic Bond Opportunities
     Investment Option
     (Commenced 4/27/2016)

  MSF Western Asset                   2016     3,402,602         1.97      6,713,665
     Management U.S. Government       2015     4,106,805         1.95      8,004,441
     Investment Option                2014     4,756,151         1.94      9,221,973
                                      2013       870,152         1.89      1,641,887
                                      2012     1,308,616  1.90 - 1.91      2,488,830

  Oppenheimer VA Main Street          2016       364,026         3.88      1,411,448
     Small Cap Investment Option      2015       449,094         3.29      1,477,960
     (Commenced 4/28/2008             2014       482,436         3.50      1,690,595
     and began transactions in 2012)  2013       567,044         3.14      1,778,793
                                      2012           791         2.23          1,763

  PIMCO VIT All Asset                 2016        17,818         2.03         36,214
     Investment Option                2015       110,018         1.80        198,397
     (Commenced 5/2/2011              2014        71,665  1.97 - 1.99        142,280
     and began transactions in 2012)  2013       434,681  1.97 - 1.98        856,423
                                      2012       283,081         1.97        557,372

  PIMCO VIT                           2016     4,125,850         0.83      3,432,404
     CommodityRealReturn Strategy     2015     3,089,325         0.72      2,236,313
     Investment Option                2014     4,058,055         0.98      3,961,794
     (Commenced 4/29/2013)            2013       849,964         1.20      1,019,262

  PIMCO VIT Long-Term U.S.            2016            19         3.23             62
     Government Investment Option     2015            20         3.21             63
     (Commenced 5/4/2009              2014            20         3.26             65
     and began transactions in 2012)  2013            13         2.64             35
                                      2012           113         3.04            343



                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  MSF Neuberger Berman                2016       0.69                0.20               18.45
     Genesis Investment Option        2015       0.45                0.20                0.38
     (Commenced 4/29/2013)            2014       0.33                0.20              (0.19)
                                      2013         --                0.20               26.07

  MSF Russell 2000 Index              2016       1.39         0.10 - 0.35       20.86 - 21.16
     Investment Option                2015       1.22         0.10 - 0.35     (4.61) - (4.37)
                                      2014       1.20         0.10 - 0.35         4.67 - 4.93
                                      2013       1.57         0.10 - 0.35       38.07 - 38.42
                                      2012       1.16         0.10 - 0.35       15.94 - 16.23

  MSF T. Rowe Price Large Cap         2016         --                0.20                1.33
     Growth Investment Option         2015         --                0.20               10.29
                                      2014         --                0.20                8.61
                                      2013       0.05                0.20               38.49
                                      2012         --         0.20 - 0.25       18.38 - 18.44

  MSF Western Asset Management        2016       1.40                0.20                4.75
     Strategic Bond Opportunities
     Investment Option
     (Commenced 4/27/2016)

  MSF Western Asset                   2016       2.56                0.05                1.23
     Management U.S. Government       2015       2.26                0.05                0.52
     Investment Option                2014       1.48                0.05                2.76
                                      2013       2.74                0.05              (0.79)
                                      2012       2.26         0.05 - 0.10         3.27 - 3.32

  Oppenheimer VA Main Street          2016       0.53                0.20               17.82
     Small Cap Investment Option      2015       1.27                0.20              (6.09)
     (Commenced 4/28/2008             2014       0.80                0.20               11.71
     and began transactions in 2012)  2013       0.01                0.20               40.73
                                      2012         --                0.20               17.75

  PIMCO VIT All Asset                 2016       1.81                0.20               12.70
     Investment Option                2015       3.80                0.20              (9.17)
     (Commenced 5/2/2011              2014       3.98         0.20 - 0.25         0.22 - 0.27
     and began transactions in 2012)  2013       4.64         0.20 - 0.25         0.02 - 0.07
                                      2012       4.97                0.25               14.66

  PIMCO VIT                           2016       1.14                0.20               14.93
     CommodityRealReturn Strategy     2015       5.98                0.20             (25.85)
     Investment Option                2014       0.41                0.20             (18.59)
     (Commenced 4/29/2013)            2013         --                0.20             (12.76)

  PIMCO VIT Long-Term U.S.            2016       0.85                0.20                0.47
     Government Investment Option     2015       0.85                0.20              (1.59)
     (Commenced 5/4/2009              2014       0.94                0.20               23.76
     and began transactions in 2012)  2013       1.77                0.20             (13.12)
                                      2012       0.83                0.20                4.22



       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------
  PIMCO VIT Low Duration              2016   17,635,561   1.45 - 1.46     25,685,326
     Investment Option                2015   14,808,783   1.44 - 1.45     21,316,357
                                      2014   16,422,371          1.44     23,606,561
                                      2013   16,208,240   1.42 - 1.43     23,145,882
                                      2012   21,401,764   1.42 - 1.44     30,631,949

  PIMCO VIT Total Return              2016   12,593,913   2.14 - 2.22     27,920,692
     Investment Option                2015   15,074,313   2.15 - 2.17     32,615,582
                                      2014   27,493,976   2.15 - 2.16     59,361,897
                                      2013   59,493,998   2.01 - 2.08    123,244,117
                                      2012   75,858,226   2.06 - 2.12    160,642,753

  Pioneer VCT Mid Cap Value           2016      325,619          2.93        955,104
     Investment Option                2015      434,276          2.53      1,098,142
                                      2014      458,502   2.65 - 2.71      1,240,537
                                      2013      563,427   2.32 - 2.36      1,320,574
                                      2012      621,598   1.75 - 1.78      1,101,093

  Putnam VT International             2016          669          2.02          1,350
     Value Investment Option          2015          547          2.00          1,093
     (Commenced 4/28/2008             2014          362          2.04            740
     and began transactions in 2013)  2013          246          2.26            557

  Putnam VT Multi-Cap Growth          2016       39,997          1.73         69,387
     Investment Option                2015      104,725          1.61        168,890
                                      2014      107,527          1.62        174,260
                                      2013       95,965          1.43        137,312
                                      2012      118,433   1.04 - 1.05        124,450

  Royce Micro-Cap Investment          2016      303,942          2.03        617,401
     Option                           2015      323,962          1.70        550,814
                                      2014    1,057,203          1.95      2,057,398
                                      2013    1,864,413          2.02      3,770,469
                                      2012    1,945,718   1.67 - 1.68      3,258,861

  Royce Small-Cap Investment          2016    3,500,911   2.39 - 2.41      8,429,718
     Option                           2015    3,958,126   1.98 - 1.99      7,890,720
                                      2014    4,645,698   2.25 - 2.26     10,516,521
                                      2013    6,154,980   2.19 - 2.20     13,501,627
                                      2012    6,590,192   1.62 - 1.63     10,744,967

  TAP 1919 Variable Socially          2016       53,048          1.60         84,670
     Responsive Balanced              2015       49,538          1.51         74,577
     Investment Option                2014       50,287          1.53         77,180
                                      2013       77,943          1.41        109,661
                                      2012      291,002   1.19 - 1.24        345,595

  UIF Emerging Markets Debt           2016    1,187,052          3.38      4,016,972
     Investment Option                2015      945,406          3.07      2,899,614
                                      2014       22,169          3.11         68,899
                                      2013       21,364          3.03         64,638
                                      2012       20,606          3.32         68,459



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  PIMCO VIT Low Duration              2016      1.49          0.15 - 0.20          1.20 - 1.25
     Investment Option                2015      3.38          0.15 - 0.20          0.11 - 0.16
                                      2014      1.13          0.15 - 0.20          0.65 - 0.70
                                      2013      1.48          0.15 - 0.25      (0.38) - (0.28)
                                      2012      1.90          0.15 - 0.25          5.59 - 5.69

  PIMCO VIT Total Return              2016      2.08          0.10 - 0.35          2.32 - 2.57
     Investment Option                2015      4.92          0.15 - 0.25          0.20 - 0.30
                                      2014      1.94          0.20 - 0.25          4.02 - 4.07
                                      2013      2.18          0.10 - 0.35      (2.30) - (2.06)
                                      2012      2.57          0.10 - 0.45          9.10 - 9.48

  Pioneer VCT Mid Cap Value           2016      0.49                 0.20                16.00
     Investment Option                2015      0.54                 0.20               (6.54)
                                      2014      0.71          0.20 - 0.35        14.40 - 14.57
                                      2013      0.73          0.20 - 0.35        32.29 - 32.49
                                      2012      0.87          0.20 - 0.35        10.44 - 10.60

  Putnam VT International             2016      2.12                 0.20                 0.90
     Value Investment Option          2015      1.01                 0.20               (2.20)
     (Commenced 4/28/2008             2014      1.04                 0.20               (9.67)
     and began transactions in 2013)  2013        --                 0.20                21.97

  Putnam VT Multi-Cap Growth          2016      0.83                 0.20                 7.57
     Investment Option                2015      0.46                 0.20               (0.49)
                                      2014      0.26                 0.20                13.26
                                      2013      0.48                 0.20                36.17
                                      2012      0.24          0.20 - 0.25        16.47 - 16.53

  Royce Micro-Cap Investment          2016      0.69                 0.20                19.47
     Option                           2015        --                 0.20              (12.63)
                                      2014        --                 0.20               (3.77)
                                      2013      0.54                 0.20                20.74
                                      2012        --          0.15 - 0.25          7.33 - 7.44

  Royce Small-Cap Investment          2016      1.80          0.15 - 0.20        20.72 - 20.78
     Option                           2015      0.76          0.15 - 0.20    (11.98) - (11.93)
                                      2014      0.11          0.15 - 0.20          3.03 - 3.08
                                      2013      1.08          0.15 - 0.20        34.48 - 34.55
                                      2012      0.11          0.15 - 0.25        12.22 - 12.33

  TAP 1919 Variable Socially          2016      0.99                 0.20                 6.02
     Responsive Balanced              2015      1.29                 0.20               (1.91)
     Investment Option                2014      0.88                 0.20                 9.09
                                      2013      0.38                 0.20                18.47
                                      2012      1.30          0.20 - 0.25        10.44 - 10.49

  UIF Emerging Markets Debt           2016      5.61                 0.20                10.33
     Investment Option                2015      6.64                 0.20               (1.31)
                                      2014      5.54                 0.20                 2.72
                                      2013      4.05                 0.20               (8.93)
                                      2012        --                 0.20                17.72



       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                          ---------------------------------------  -------------------------------------------------
                                                        UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                         LOWEST TO        NET         INCOME          LOWEST TO         LOWEST TO
                                              UNITS     HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          ------------  -----------  ------------  -------------  ----------------  ----------------
  UIF Emerging Markets Equity       2016     8,841,113         1.83    16,177,927       0.49                0.20                6.53
     Investment Option              2015     8,886,056         1.72    15,264,150       0.83                0.20             (10.87)
                                    2014     8,453,689  1.92 - 1.93    16,292,375       0.39         0.20 - 0.25     (4.73) - (4.68)
                                    2013     6,278,183         2.02    12,661,218       1.05         0.20 - 0.25     (1.27) - (1.22)
                                    2012     3,680,228         2.04     7,517,409         --                0.25               19.65

  Vanguard VIF Diversified          2016       143,857         2.91       418,012       5.62                0.35               12.57
     Value Investment Option        2015       586,886         2.58     1,514,912       2.47                0.35              (2.80)
                                    2014       542,823         2.66     1,441,470       2.13                0.35                9.45
                                    2013       468,170         2.43     1,135,917       2.08                0.35               28.94
                                    2012       447,626  1.86 - 1.90       842,281       2.31         0.25 - 0.45       15.97 - 16.21

  Vanguard VIF Small Company        2016        73,321         3.12       228,894       0.33                0.35               14.54
     Growth Investment Option       2015        63,285         2.73       172,490       0.28                0.35              (3.09)
                                    2014        34,805         2.81        97,891         --                0.35                3.02

1 These amounts represent the dividends, excluding distributions of capital gains, received ny the Investment Option from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses such as mortaility and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption if units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts trusts which may have unique investment income ratios.

2 These amounts represent annualized policy expenses of each of the applicable
  Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Option.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Investment Options were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

MetLife of CT Fund UL III for Variable Life Insurance    Brighthouse Fund UL III for Variable Life Insurance

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                           Page
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm..............................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015
  and 2014:
 Consolidated Balance Sheets.........................................................................     3
 Consolidated Statements of Operations...............................................................     4
 Consolidated Statements of Comprehensive Income (Loss)..............................................     5
 Consolidated Statements of Stockholder's Equity.....................................................     6
 Consolidated Statements of Cash Flows...............................................................     7
 Notes to the Consolidated Financial Statements......................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........     9
     Note 2 -- Segment Information...................................................................    25
     Note 3 -- Mergers...............................................................................    30
     Note 4 -- Disposition...........................................................................    30
     Note 5 -- Insurance.............................................................................    31
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...    37
     Note 7 -- Reinsurance...........................................................................    40
     Note 8 -- Investments...........................................................................    46
     Note 9 -- Derivatives...........................................................................    66
     Note 10 -- Fair Value...........................................................................    78
     Note 11 -- Goodwill.............................................................................    95
     Note 12 -- Debt.................................................................................    97
     Note 13 -- Equity...............................................................................    97
     Note 14 -- Other Expenses.......................................................................    101
     Note 15 -- Income Tax...........................................................................    102
     Note 16 -- Contingencies, Commitments and Guarantees............................................    105
     Note 17 -- Related Party Transactions...........................................................    109
     Note 18 -- Subsequent Events....................................................................    111
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties......    112
 Schedule III -- Consolidated Supplementary Insurance Information....................................    113
 Schedule IV -- Consolidated Reinsurance.............................................................    115

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 28, 2017

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                                 2016           2015
                                                                                           ------------  -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
  $49,312 and $50,154, respectively)......................................................  $    51,785   $     52,409
 Equity securities available-for-sale, at estimated fair value (cost: $280 and $384,
  respectively)...........................................................................          300            409
 Mortgage loans (net of valuation allowances of $38 and $36, respectively; includes $136
  and $172, respectively, at estimated fair value, relating to variable interest entities)        8,884          7,262
 Policy loans.............................................................................        1,093          1,266
 Real estate and real estate joint ventures (includes $0 and $5, respectively, of real
  estate held-for-sale)...................................................................          215            628
 Other limited partnership interests......................................................        1,639          1,846
 Short-term investments, principally at estimated fair value..............................          926          1,737
 Other invested assets, principally at estimated fair value...............................        3,887          4,942
                                                                                           ------------  -------------
  Total investments.......................................................................       68,729         70,499
Cash and cash equivalents, principally at estimated fair value............................        1,888          1,383
Accrued investment income (includes $1 and $1, respectively, relating to variable
 interest entities).......................................................................          591            505
Premiums, reinsurance and other receivables...............................................       20,101         22,251
Deferred policy acquisition costs and value of business acquired..........................        5,274          4,809
Current income tax recoverable............................................................          454             --
Deferred income tax receivable............................................................        1,018             --
Goodwill..................................................................................           --            381
Other assets..............................................................................          630            799
Separate account assets...................................................................      100,588        101,735
                                                                                           ------------  -------------
    Total assets..........................................................................  $   199,273   $    202,362
                                                                                           ============  =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................  $    31,684   $     29,894
Policyholder account balances.............................................................       35,587         35,661
Other policy-related balances.............................................................        3,384          3,549
Payables for collateral under securities loaned and other transactions....................        7,362         10,619
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)..............................................................          804            836
Current income tax payable................................................................           --             20
Deferred income tax liability.............................................................           --            803
Other liabilities (includes $1 and $1, respectively, relating to variable interest
 entities)................................................................................       10,147          7,682
Separate account liabilities..............................................................      100,588        101,735
                                                                                           ------------  -------------
    Total liabilities.....................................................................      189,556        190,799
                                                                                           ------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................           75             75
Additional paid-in capital................................................................       12,449         10,871
Retained earnings (deficit)...............................................................       (4,209)        (1,011)
Accumulated other comprehensive income (loss).............................................        1,402          1,628
                                                                                           ------------  -------------
    Total stockholder's equity............................................................        9,717         11,563
                                                                                           ------------  -------------
    Total liabilities and stockholder's equity............................................  $   199,273   $    202,362
                                                                                           ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016        2015         2014
                                                                               ---------  -----------  -----------
Revenues
Premiums......................................................................  $    921   $    1,433   $    1,152
Universal life and investment-type product policy fees........................     2,696        2,940        3,193
Net investment income.........................................................     2,712        2,615        2,669
Other revenues................................................................       761          504          539
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................       (16)         (16)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................        (3)          (9)          (6)
 Other net investment gains (losses)..........................................       (13)          61         (457)
                                                                               ---------  -----------  -----------
   Total net investment gains (losses)........................................       (32)          36         (469)
 Net derivative gains (losses)................................................    (5,878)        (424)        (181)
                                                                               ---------  -----------  -----------
     Total revenues...........................................................     1,180        7,104        6,903
                                                                               ---------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................     2,984        2,696        2,764
Interest credited to policyholder account balances............................       957        1,037        1,062
Goodwill impairment...........................................................       381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................      (172)         595          990
Other expenses................................................................     1,738        1,722        1,764
                                                                               ---------  -----------  -----------
     Total expenses...........................................................     5,888        6,050        6,613
                                                                               ---------  -----------  -----------
Income (loss) before provision for income tax.................................    (4,708)       1,054          290
Provision for income tax expense (benefit)....................................    (1,771)         215           (5)
                                                                               ---------  -----------  -----------
Net income (loss).............................................................  $ (2,937)  $      839   $      295
                                                                               =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016             2015             2014
                                                                             -------------    -------------    -------------
Net income (loss)...........................................................  $     (2,937)    $        839     $        295
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..............          (349)          (1,324)           1,953
  Unrealized gains (losses) on derivatives..................................            25               86              244
  Foreign currency translation adjustments..................................            (3)             (28)             (50)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), before income tax........................          (327)          (1,266)           2,147
Income tax (expense) benefit related to items of other comprehensive income
 (loss).....................................................................           101              468             (701)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), net of income tax........................          (226)            (798)           1,446
                                                                             -------------    -------------    -------------
Comprehensive income (loss).................................................  $     (3,163)    $         41     $      1,741
                                                                             =============    =============    =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                               Accumulated
                                                                   Additional    Retained         Other         Total
                                                        Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                        Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013.........................  $     86   $     11,506   $  (1,006)    $       980   $    11,566
Redemption of common stock...........................       (11)          (895)       (484)                       (1,390)
Capital contributions from MetLife, Inc..............                      244                                       244
Dividends paid to MetLife, Inc.......................                                 (155)                         (155)
Net income (loss)....................................                                  295                           295
Other comprehensive income (loss), net of income tax.                                                1,446         1,446
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014.........................        75         10,855      (1,350)          2,426        12,006
Capital contributions from MetLife, Inc..............                       16                                        16
Dividends paid to MetLife, Inc.......................                                 (500)                         (500)
Net income (loss)....................................                                  839                           839
Other comprehensive income (loss), net of income tax.                                                 (798)         (798)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015.........................        75         10,871      (1,011)          1,628        11,563
Capital contributions from MetLife, Inc..............                    1,578                                     1,578
Dividends paid to MetLife, Inc.......................                                 (261)                         (261)
Net income (loss)....................................                               (2,937)                       (2,937)
Other comprehensive income (loss), net of income tax.                                                 (226)         (226)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016.........................  $     75   $     12,449   $  (4,209)    $     1,402   $     9,717
                                                      =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,937)  $        839   $        295
 Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:...............
 Depreciation and amortization expenses.....................            52             23             30
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (197)          (204)          (166)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            32            (36)           469
 (Gains) losses on derivatives, net.........................         7,082          1,225          1,443
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            108            (11)
 Interest credited to policyholder account balances.........           957          1,037          1,062
 Universal life and investment-type product policy fees.....        (2,696)        (2,940)        (3,193)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (44)             9            124
 Change in premiums, reinsurance and other receivables......        (1,157)          (586)        (1,479)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (455)           270            711
 Change in income tax.......................................        (2,195)           491            245
 Change in other assets.....................................         2,060          2,127          2,258
 Change in future policy benefits and other policy-related
  balances..................................................         2,197          2,104          1,398
 Change in other liabilities................................           389           (267)         1,390
 Other, net.................................................          (206)             5            (67)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         3,289          4,205          4,542
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        39,080         35,704         20,249
 Equity securities..........................................           175            308             98
 Mortgage loans.............................................         1,518          1,059          2,428
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (34,906)       (39,298)       (24,520)
 Equity securities..........................................           (58)          (273)           (41)
 Mortgage loans.............................................        (2,803)        (2,515)          (343)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            223            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (868)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             --            520
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           882           (495)         3,581
Net change in other invested assets.........................             7            (55)          (305)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      2,532   $     (5,687)  $        696
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015            2014
                                                             -------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      9,672   $      19,970   $      18,581
 Withdrawals................................................       (12,001)        (20,797)        (21,564)
Net change in payables for collateral under securities
 loaned and other transactions..............................        (3,257)          3,118             703
Long-term debt issued.......................................            --             175              --
Long-term debt repaid.......................................           (26)           (235)         (1,379)
Financing element on certain derivative instruments, net....        (1,011)            (81)           (414)
Redemption of common stock..................................            --              --            (906)
Common stock redemption premium.............................            --              --            (484)
Dividends paid to MetLife, Inc..............................          (261)           (500)           (155)
Capital contributions.......................................         1,568              11             231
                                                             -------------  --------------  --------------
Net cash provided by (used in) financing activities.........        (5,316)          1,661          (5,387)
                                                             -------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................            --              (2)            (45)
                                                             -------------  --------------  --------------
Change in cash and cash equivalents.........................           505             177            (194)
Cash and cash equivalents, beginning of year................         1,383           1,206           1,400
                                                             -------------  --------------  --------------
Cash and cash equivalents, end of year......................  $      1,888   $       1,383   $       1,206
                                                             =============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         70   $          77   $         116
                                                             =============  ==============  ==============
 Income tax.................................................  $        431   $        (263)  $        (221)
                                                             =============  ==============  ==============
Non-cash transactions:
 Capital contributions......................................  $         10   $           5   $          13
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $      3,565   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $        395   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $         94   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $        346   $          --   $         804
                                                             =============  ==============  ==============
 Reduction of other invested assets in connection with
  reinsurance transactions..................................  $        676   $          --   $          --
                                                             =============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   In anticipation of MetLife's plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"), in the third quarter of 2016, the Company reorganized its businesses into three segments:
Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include Brighthouse Insurance and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- "Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

   . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

   . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

          See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $236 million and $254 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $136 million and $107 million at December 31, 2016 and 2015, respectively. Related amortization expense was $37 million, less than $1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments--Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2016                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,399  $   (138)    $    (63)    $    (64)    $    1,134
Provision for income tax expense (benefit).         411       (50)         (25)         (40)           296
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      988  $    (88)    $    (38)    $    (24)           838
                                            =========== =========    =========    =========
Adjustments for:...........................
Net investment gains (losses)..............                                                            (32)
Net derivative gains (losses)..............                                                         (5,878)
Other adjustments to net income............                                                             68
Provision for income tax (expense) benefit.                                                          2,067
                                                                                               -----------
Net income (loss)..........................                                                     $   (2,937)
                                                                                               ===========
Inter-segment revenues.....................  $      722  $   (867)    $   (127)    $    (40)
Interest revenue...........................  $    1,412  $    295     $  1,235     $     62
Interest expense...........................  $       --  $     --     $     --     $     67

                                                             Corporate
At December 31, 2016          Annuities    Life     Run-off   & Other    Total
----------------------------- ---------- --------- --------- --------- ----------
                                                 (In millions)
Total assets.................  $ 141,111  $ 12,674  $ 39,261  $ 6,227   $ 199,273
Separate account assets......  $  95,450  $  1,671  $  3,467  $    --   $ 100,588
Separate account liabilities.  $  95,450  $  1,671  $  3,467  $    --   $ 100,588

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2015                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,318  $    (54)    $    590     $   (207)    $    1,647
Provision for income tax expense (benefit).         329       (21)         204          (89)           423
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      989  $    (33)    $    386     $   (118)         1,224
                                            =========== =========    =========    =========
Adjustments for:
Net investment gains (losses)..............                                                             36
Net derivative gains (losses)..............                                                           (424)
Other adjustments to net income............                                                           (205)
Provision for income tax (expense) benefit.                                                            208
                                                                                               -----------
Net income (loss)..........................                                                     $      839
                                                                                               ===========
Inter-segment revenues.....................  $      590  $   (740)    $    (72)    $    137
Interest revenue...........................  $    1,245  $    296     $  1,360     $    (60)
Interest expense...........................  $       --  $     --     $     --     $     68

                                                                Corporate &
At December 31, 2015           Annuities     Life     Run-off      Other       Total
----------------------------- ----------- ---------- ---------- ----------- -----------
                                                    (In millions)
Total assets.................  $  136,230  $  12,805  $  43,142  $  10,185   $  202,362
Separate account assets......  $   96,922  $   1,580  $   3,233  $      --   $  101,735
Separate account liabilities.  $   96,922  $   1,580  $   3,233  $      --   $  101,735

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                Corporate
Year Ended December 31, 2014                 Annuities     Life       Run-off    & Other        Total
------------------------------------------- ----------- ---------    ---------  ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,221  $   (152)    $    664   $   (109)    $    1,624
Provision for income tax expense (benefit).         295       (56)         227        (46)           420
                                            ----------- ---------    ---------  ---------    -----------
  Operating earnings.......................  $      926  $    (96)    $    437   $    (63)         1,204
                                            =========== =========    =========  =========
Adjustments for:
Net investment gains (losses)..............                                                         (469)
Net derivative gains (losses)..............                                                         (181)
Other adjustments to net income............                                                         (684)
Provision for income tax (expense) benefit.                                                          425
                                                                                             -----------
Net income (loss)..........................                                                   $      295
                                                                                             ===========
Inter-segment revenues.....................  $      729  $   (703)    $   (275)  $     66
Interest revenue...........................  $    1,177  $    295     $  1,384   $   (109)
Interest expense...........................  $       --  $      5     $     --   $     68

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


      Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                 -------------------------------------------
                                        2016           2015           2014
                                 -------------  -------------  -------------
                                                (In millions)
  Annuities.....................  $      4,295   $      4,528   $      4,677
  Life..........................           725            738            568
  Run-off.......................         1,919          1,998          1,935
                                 -------------  -------------  -------------
    Total segment...............         6,939          7,264          7,180
                                 -------------  -------------  -------------
  Corporate & Other.............           176            188            134
  Net investment gains (losses).           (32)            36           (469)
  Net derivative gains (losses).        (5,878)          (424)          (181)
  Other adjustments.............           (25)            40            239
                                 -------------  -------------  -------------
    Total.......................  $      1,180   $      7,104   $      6,903
                                 =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                -----------------------------------------
                                       2016          2015          2014
                                ------------- ------------- -------------
                                              (In millions)
       Annuity products........  $      3,300  $      3,568  $      3,926
       Life insurance products.         1,055         1,176           953
       Other products..........            23           133             5
                                ------------- ------------- -------------
         Total.................  $      4,378  $      4,877  $      4,884
                                ============= ============= =============

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                Annuities           $      31,516  $      27,370
                Life                        6,687          7,105
                Run-off                    25,027         27,463
                Corporate & Other           7,425          7,166
                                   -------------- --------------
                  Total             $      70,655  $      69,104
                                   ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 45%, 43% and 39% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and
                                                           risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the
                                                           appropriate underlying equity index, such as the S&P
                                                           500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
----------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contractholder.
----------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts     Life Contracts
                                  ----------------  ----------------------
                                                          Secondary
                                   GMDBs    GMIBs         Guarantees        Total
                                  ------   ------   ---------------------- ------
                                                  (In millions)
Direct
Balance at January 1, 2014....... $  404   $1,155                   $1,784 $3,343
Incurred guaranteed benefits (1).    231      285                      590  1,106
Paid guaranteed benefits.........    (24)      --                       --    (24)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    611    1,440                    2,374  4,425
Incurred guaranteed benefits.....    248      317                      413    978
Paid guaranteed benefits.........    (36)      --                       --    (36)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    823    1,757                    2,787  5,367
Incurred guaranteed benefits.....    331      300                      752  1,383
Paid guaranteed benefits.........    (58)      --                       --    (58)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,096   $2,057                   $3,539 $6,692
                                  ======   ======   ====================== ======
Net Ceded/(Assumed)
Balance at January 1, 2014....... $ (205)  $ (155)                  $1,312 $  952
Incurred guaranteed benefits (1).    175       98                      477    750
Paid guaranteed benefits.........      1       --                       --      1
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    (29)     (57)                   1,789  1,703
Incurred guaranteed benefits.....     19       (9)                     362    372
Paid guaranteed benefits.........    (33)      --                       --    (33)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    (43)     (66)                   2,151  2,042
Incurred guaranteed benefits.....     41       (3)                     594    632
Paid guaranteed benefits.........    (54)      (1)                      --    (55)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $  (56)  $  (70)                  $2,745 $2,619
                                  ======   ======   ====================== ======
Net
Balance at January 1, 2014....... $  609   $1,310                   $  472 $2,391
Incurred guaranteed benefits (1).     56      187                      113    356
Paid guaranteed benefits.........    (25)      --                       --    (25)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    640    1,497                      585  2,722
Incurred guaranteed benefits.....    229      326                       51    606
Paid guaranteed benefits.........     (3)      --                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    866    1,823                      636  3,325
Incurred guaranteed benefits.....    290      303                      158    751
Paid guaranteed benefits.........     (4)       1                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,152   $2,127                   $  794 $4,073
                                  ======   ======   ====================== ======

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2016                            2015
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                              (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $ 101,827       $  57,370       $ 103,830       $  58,615
Separate account value..................   $  97,237       $  56,048       $  98,897       $  57,284
Net amount at risk......................   $   6,726 (4)   $   2,906 (5)   $   8,168 (4)   $   2,088 (5)
Average attained age of contractholders.    67 years        67 years        66 years        66 years

                                                     December 31,
                                                  ---------------------
                                                    2016       2015
                                                  ---------  ---------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
           Universal and Variable Life Contracts
           Total account value (3)............... $   7,176  $   6,919
           Net amount at risk (6)................ $  90,973  $  90,940
           Average attained age of policyholders.  60 years   59 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2016    2015
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                          Balanced...... $49,224 $49,870
                          Equity........  39,749  41,269
                          Bond..........   5,726   4,802
                          Money Market..     654     768
                                         ------- -------
                            Total....... $95,353 $96,709
                                         ======= =======

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                             December 31,
                                             ------------
                                             2016    2015
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $44     $85
                         FHLB of Boston.....  $27     $36
                         FHLB of Des Moines.  $ 4     $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                             Liability              Collateral
                            ----------- -----------------------------------
                                             December 31,
                            -----------------------------------------------
                            2016  2015          2016               2015
                            ---- ------ ----------------- -
                                             (In millions)
    FHLB of Pittsburgh (1). $500 $1,570 $      3,765 (2)   $     1,789  (2)
    FHLB of Boston (1)..... $ 50 $  250 $        144 (2)   $       311  (2)
    FHLB of Des Moines (1). $ 95 $   95 $        266 (2)   $       147  (2)

---------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2016     2015     2014
                                                 -------  -------  -------
                                                       (In millions)
     Balance at December 31 of prior period.....  $1,693   $1,483   $1,325
       Less: Reinsurance recoverables...........   1,545    1,400    1,235
                                                 -------  -------  -------
     Net balance at December 31 of prior period.     148       83       90
     Cumulative adjustment (1)..................      67       --       --
                                                 -------  -------  -------
     Net balance at January 1,..................     215       83       90
     Incurred related to:
       Current year.............................     638      105        3
       Prior years (2)..........................     (22)      --        2
                                                 -------  -------  -------
         Total incurred.........................     616      105        5
                                                 -------  -------  -------
     Paid related to:
       Current year.............................    (613)     (30)      --
       Prior years..............................     (60)     (10)     (12)
                                                 -------  -------  -------
         Total paid.............................    (673)     (40)     (12)
                                                 -------  -------  -------
     Net balance at December 31,................     158      148       83
       Add: Reinsurance recoverables............   1,808    1,545    1,400
                                                 -------  -------  -------
     Balance at December 31,....................  $1,966   $1,693   $1,483
                                                 =======  =======  =======

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $100.6 billion and $101.5 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                   Years Ended December 31,
                                                                   -----------------------
                                                                     2016    2015    2014
                                                                   -------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................. $ 4,131  $4,162  $4,795
Capitalizations...................................................     282     325     279
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).   1,348     188    (152)
  Other expenses..................................................  (1,107)   (639)   (699)
                                                                   -------  ------  ------
    Total amortization............................................     241    (451)   (851)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................     (20)     95     (61)
                                                                   -------  ------  ------
Balance at December 31,...........................................   4,634   4,131   4,162
                                                                   -------  ------  ------
VOBA
Balance at January 1,.............................................     678     728     896
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).       2     (19)     (1)
  Other expenses..................................................     (71)   (125)   (138)
                                                                   -------  ------  ------
    Total amortization............................................     (69)   (144)   (139)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................      31      94     (29)
                                                                   -------  ------  ------
Balance at December 31,...........................................     640     678     728
                                                                   -------  ------  ------
Total DAC and VOBA
Balance at December 31,........................................... $ 5,274  $4,809  $4,890
                                                                   =======  ======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                           -------------
                                            2016   2015
                                           ------ ------
                                           (In millions)
                        Annuities......... $4,521 $3,510
                        Life..............    504    680
                        Run-off...........    112    510
                        Corporate & Other.    137    109
                                           ------ ------
                          Total........... $5,274 $4,809
                                           ====== ======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2016     2015    2014
                                                  ----     ----    ----
                                                    (In millions)
            DSI
            Balance at January 1,................ $478     $522    $619
            Capitalization.......................    2        3       4
            Amortization.........................  (88)     (64)    (73)
            Unrealized investment gains (losses).   (1)      17     (28)
                                                  ----     ----    ----
            Balance at December 31,.............. $391     $478    $522
                                                  ====     ====    ====
            VODA and VOCRA
            Balance at January 1,................ $125     $142    $159
            Amortization.........................  (15)     (17)    (17)
                                                  ----     ----    ----
            Balance at December 31,.............. $110     $125    $142
                                                  ====     ====    ====
            Accumulated amortization............. $130     $115    $ 98
                                                  ====     ====    ====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA      VODA and VOCRA
                            -------------- --------------
                                    (In millions)
                      2017. $          108 $          14
                      2018. $           92 $          13
                      2019. $           78 $          12
                      2020. $           58 $          11
                      2021. $           50 $           9

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company reinsures 100% of certain variable annuity risks to an affiliate. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,117  $ 2,281  $ 2,226
Reinsurance assumed............................................................      79      297       94
Reinsurance ceded..............................................................  (1,275)  (1,145)  (1,168)
                                                                                -------  -------  -------
  Net premiums................................................................. $   921  $ 1,433  $ 1,152
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,476  $ 3,607  $ 3,610
Reinsurance assumed............................................................     129      142      398
Reinsurance ceded..............................................................    (909)    (809)    (815)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 2,696  $ 2,940  $ 3,193
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   259  $   258  $   259
Reinsurance assumed............................................................      87       --       28
Reinsurance ceded..............................................................     415      246      252
                                                                                -------  -------  -------
  Net other revenues........................................................... $   761  $   504  $   539
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 5,909  $ 4,807  $ 4,797
Reinsurance assumed............................................................     128      305      263
Reinsurance ceded..............................................................  (3,053)  (2,416)  (2,296)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 2,984  $ 2,696  $ 2,764
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,027  $ 1,104  $ 1,125
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................    (145)    (145)    (139)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $   957  $ 1,037  $ 1,062
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (114) $   630  $   958
Reinsurance assumed............................................................     148        8      100
Reinsurance ceded..............................................................    (206)     (43)     (68)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (172) $   595  $   990
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,482  $ 1,512  $ 1,566
Reinsurance assumed............................................................      35       47        6
Reinsurance ceded..............................................................     221      163      192
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,738  $ 1,722  $ 1,764
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                       December 31,
                                                -------------------------------------------------------------------------------
                                                                    2016                                          2015
                                                --------------------------------------------- ---------------------------------
                                                                                     Total
                                                                                    Balance
                                                  Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
                                                                                       (In millions)
Assets
Premiums, reinsurance and other
 receivables...................................   $   1,143   $     23  $ 18,935    $  20,101   $     630   $    162  $ 21,459
Deferred policy acquisition costs and value of
 business acquired.............................       6,020         71      (817)       5,274       5,467        219      (877)
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total assets.................................   $   7,163   $     94  $ 18,118    $  25,375   $   6,097   $    381  $ 20,582
                                                =========== ========== =========  =========== =========== ========== =========
Liabilities
Future policy benefits.........................   $  31,567   $    234  $   (117)   $  31,684   $  28,670   $  1,294  $    (70)
Policyholder account balances..................      34,635        952        --       35,587      34,764        897        --
Other policy-related balances..................       1,027      1,677       680        3,384         990      1,804       755
Other liabilities..............................       4,466         12     5,669       10,147       2,566         86     5,030
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total liabilities............................   $  71,695   $  2,875  $  6,232    $  80,802   $  66,990   $  4,081  $  5,715
                                                =========== ========== =========  =========== =========== ========== =========

                                                ------------

                                                ------------
                                                   Total
                                                  Balance
                                                   Sheet
                                                -----------

Assets
Premiums, reinsurance and other
 receivables...................................   $  22,251
Deferred policy acquisition costs and value of
 business acquired.............................       4,809
                                                -----------
  Total assets.................................   $  27,060
                                                ===========
Liabilities
Future policy benefits.........................   $  29,894
Policyholder account balances..................      35,661
Other policy-related balances..................       3,549
Other liabilities..............................       7,682
                                                -----------
  Total liabilities............................   $  76,786
                                                ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.0 billion and $6.0 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Brighthouse Life Insurance Company of NY ("Brighthouse NY"), General American Life Insurance Company ("GALIC"), MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company ("DELAM") and American Life Insurance Company ("ALICO"), all of which are related parties.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                 2016      2015   2014
                                                                               -------    -----  -----
                                                                                   (In millions)
Premiums
Reinsurance assumed........................................................... $    34    $ 227  $  55
Reinsurance ceded.............................................................    (928)    (783)  (830)
                                                                               -------    -----  -----
  Net premiums................................................................ $  (894)   $(556) $(775)
                                                                               =======    =====  =====
Universal life and investment-type product policy fees
Reinsurance assumed........................................................... $   129    $ 142  $ 291
Reinsurance ceded.............................................................    (359)    (299)  (361)
                                                                               -------    -----  -----
  Net universal life and investment-type product policy fees.................. $  (230)   $(157) $ (70)
                                                                               =======    =====  =====
Other revenues
Reinsurance assumed........................................................... $    56    $  --  $  28
Reinsurance ceded.............................................................     414      246    252
                                                                               -------    -----  -----
  Net other revenues.......................................................... $   470    $ 246  $ 280
                                                                               =======    =====  =====
Policyholder benefits and claims
Reinsurance assumed........................................................... $    91    $ 255  $ 229
Reinsurance ceded.............................................................  (1,304)    (925)  (942)
                                                                               -------    -----  -----
  Net policyholder benefits and claims........................................ $(1,213)   $(670) $(713)
                                                                               =======    =====  =====
Interest credited to policyholder account balances
Reinsurance assumed........................................................... $    75    $  78  $  76
Reinsurance ceded.............................................................    (145)    (145)  (139)
                                                                               -------    -----  -----
  Net interest credited to policyholder account balances...................... $   (70)   $ (67) $ (63)
                                                                               =======    =====  =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................... $    49    $  24  $  90
Reinsurance ceded.............................................................    (189)     (40)   (63)
                                                                               -------    -----  -----
  Net amortization of deferred policy acquisition costs and value of business. $  (140)   $ (16) $  27
                                                                               =======    =====  =====
Other expenses
Reinsurance assumed........................................................... $    19    $  41  $   2
Reinsurance ceded.............................................................     242      186    219
                                                                               -------    -----  -----
  Net other expenses.......................................................... $   261    $ 227  $ 221
                                                                               =======    =====  =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                                  -------------------------------
                                                                       2016             2015
                                                                  --------------  ---------------
                                                                  Assumed  Ceded  Assumed  Ceded
                                                                  ------- ------  ------- -------
                                                                           (In millions)
Assets
Premiums, reinsurance and other receivables......................  $   23 $9,661   $  129 $12,746
Deferred policy acquisition costs and value of business acquired.      71   (803)     120    (861)
                                                                  ------- ------  ------- -------
  Total assets...................................................  $   94 $8,858   $  249 $11,885
                                                                  ======= ======  ======= =======
Liabilities
Future policy benefits...........................................  $  213 $ (117)  $  630 $   (70)
Policyholder account balances....................................     952     --      897      --
Other policy-related balances....................................   1,677    680    1,785     755
Other liabilities................................................      10  5,344       27   4,691
                                                                  ------- ------  ------- -------
  Total liabilities..............................................  $2,852 $5,907   $3,339 $ 5,376
                                                                  ======= ======  ======= =======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $952 million and $897 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($45) million, ($59) million and ($541) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $285 million and $244 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($41) million, $137 million and ($348) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $3 million and $4 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than ($1) million, less than $1 million, and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $83 million and $126 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $34 million and $79 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $27 million and no income for the years ended December 31, 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $136 million and $81 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $83 million and $23 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a gain for this agreement of $3 million, a loss of $17 million and a loss of less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $6.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.8 billion and $5.8 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Fixed Maturity and Equity Securities AFS

   Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                                December 31, 2016                                  December 31, 2015
                                 ------------------------------------------------ ----------------------------------------
                                                 Gross Unrealized                                  Gross Unrealized
                                  Cost or   -------------------------   Estimated  Cost or   ----------------------------
                                  Amortized          Temporary  OTTI      Fair     Amortized            Temporary  OTTI
                                    Cost      Gains    Losses  Losses    Value       Cost       Gains     Losses   Losses
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
                                                                            (In millions)
Fixed maturity securities:
U.S. corporate..................    $17,583  $1,158       $235   $ --     $18,506    $16,160  $    979       $393     $--
U.S. government and agency......     10,517   1,221        188     --      11,550     12,562     1,297         53      --
RMBS............................      6,722     194        101     --       6,815      8,391       201         95      19
Foreign corporate...............      5,512     201        158     --       5,555      4,995       153        194      --
State and political subdivision.      2,633     305         24     --       2,914      2,398       321         13       1
CMBS (1)........................      2,837      26         26     (1)      2,838      2,303        20         23      (1)
ABS.............................      2,562      11         12     --       2,561      2,694        14         34      --
Foreign government..............        946     111         11     --       1,046        651       104         10      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total fixed maturity
   securities...................    $49,312  $3,227       $755   $ (1)    $51,785    $50,154  $  3,089       $815     $19
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======
Equity securities:
Non-redeemable preferred stock..    $   180  $    6       $  9   $ --     $   177    $   217  $     16       $  9     $--
Common stock....................        100      23         --     --         123        167        23          5      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total equity securities.......    $   280  $   29       $  9   $ --     $   300    $   384  $     39       $ 14     $--
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======

                                 -----------

                                  Estimated
                                    Fair
                                   Value
                                 ----------

Fixed maturity securities:
U.S. corporate..................    $16,746
U.S. government and agency......     13,806
RMBS............................      8,478
Foreign corporate...............      4,954
State and political subdivision.      2,705
CMBS (1)........................      2,301
ABS.............................      2,674
Foreign government..............        745
                                 ----------
  Total fixed maturity
   securities...................    $52,409
                                 ==========
Equity securities:
Non-redeemable preferred stock..    $   224
Common stock....................        185
                                 ----------
  Total equity securities.......    $   409
                                 ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                   Due After Five
                                    Due After One      Years                                  Total Fixed
                      Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                      Year or Less   Five Years        Years          Years      Securities   Securities
                     ------------- -------------- --------------- -------------- ----------- ------------
                                                        (In millions)
Amortized cost......        $1,801         $8,096          $8,570        $18,724     $12,121      $49,312
Estimated fair value        $1,805         $8,460          $8,684        $20,622     $12,214      $51,785

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  ----------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than 12
                       Less than 12 Months          12 Months           Less than 12 Months             Months
                     ----------------------- -----------------------  ------------------------ ---------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated       Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair        Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value         Losses
                     ----------- ----------- -----------  ----------- ------------ -----------  -----------  ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   3,525   $    145    $     625    $     90    $    4,569   $     278   $     571     $      115
U.S. government and
 agency.............       3,548        188           --          --         4,037          53          --             --
RMBS................       2,642         69          811          32         4,305          73         495             41
Foreign corporate...       1,231         60          532          98         1,650          96         605             98
State and political
 subdivision........         548         21           29           3           373          12          19              2
CMBS................       1,307         22          164           3         1,346          21          44              1
ABS.................         433          4          461           8         1,818          28         194              6
Foreign government..         228         10            4           1           130           9           6              1
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total fixed
   maturity
   securities.......   $  13,462   $    519    $   2,626    $    235    $   18,228   $     570   $   1,934     $      264
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       25   $       1   $      40     $        8
Common stock........          --         --           --          --             6           5           1             --
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41     $        8
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Total number of
 securities in
 an unrealized loss
 position...........       1,388                     468                     1,850                     394
                     ===========             ===========              ============             ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $80 million during the year ended December 31, 2016 to $754 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $57 million of the total $754 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                 -----------------------------------------------------
                                                            2016                       2015
                                                 -------------------------  --------------------------
                                                    Carrying       % of        Carrying       % of
                                                     Value         Total        Value         Total
                                                 -------------  ----------  -------------  -----------
                                                                 (Dollars in millions)
Mortgage loans
  Commercial....................................  $      6,211        69.9%  $      5,331         73.4%
  Agricultural..................................         1,708        19.2          1,460         20.1
  Residential...................................           867         9.8            335          4.6
                                                 -------------  ----------  -------------  -----------
    Subtotal....................................         8,786        98.9          7,126         98.1
  Valuation allowances..........................           (38)       (0.4)           (36)        (0.5)
                                                 -------------  ----------  -------------  -----------
    Subtotal mortgage loans, net................         8,748        98.5          7,090         97.6
  Commercial mortgage loans held by CSEs -- FVO.           136         1.5            172          2.4
                                                 -------------  ----------  -------------  -----------
       Total mortgage loans, net................  $      8,884       100.0%  $      7,262        100.0%
                                                 =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.3 billion, $2.0 billion and $360 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $973 million and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs - FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........  $     --    $    --     $     --    $    --    $    --    $   6,211      $     30    $    --    $     --
Agricultural......         4          3           --         --         --        1,705             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $     1    $     1    $   8,782      $     38    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........  $     --    $    --     $     --    $    --    $    --    $   5,331      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,457             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $    --    $    --    $   7,123      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                Commercial    Agricultural   Residential     Total
                              ------------  -------------- ------------- ---------
                                                  (In millions)
Balance at January 1, 2014...         $ 31             $ 4           $--      $ 35
Provision (release)..........          (10)             --            --       (10)
                              ------------  -------------- ------------- ---------
Balance at December 31, 2014.           21               4            --        25
Provision (release)..........            7               1             3        11
                              ------------  -------------- ------------- ---------
Balance at December 31, 2015.           28               5             3        36
Provision (release)..........            2              --            --         2
                              ------------  -------------- ------------- ---------
Balance at December 31, 2016.         $ 30             $ 5           $ 3      $ 38
                              ============  ============== ============= =========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------            % of        Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value     Total
                      ---------- --------------- --------- -------- ---------  ----------- --------
                                                  (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........     $5,459            $214      $166  $ 5,839      94.0%      $5,922     94.2%
65% to 75%...........        281              --        19      300       4.8          294      4.7
76% to 80%...........         34              --        --       34       0.6           33      0.5
Greater than 80%.....         24              14        --       38       0.6           37      0.6
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,798            $228      $185  $ 6,211     100.0%      $6,286    100.0%
                      ========== =============== ========= ======== =========  =========== ========
December 31, 2015
Loan-to-value ratios
Less than 65%........     $4,659            $151      $100  $ 4,910      92.1%      $5,124     92.6%
65% to 75%...........        330              --         8      338       6.3          330      6.0
76% to 80%...........         --              --        --       --        --           --       --
Greater than 80%.....         44              25        14       83       1.6           80      1.4
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,033            $176      $122  $ 5,331     100.0%      $5,534    100.0%
                      ========== =============== ========= ======== =========  =========== ========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            --------------------------------------------
                                     2016                   2015
                            ----------------------  --------------------
                              Recorded     % of      Recorded    % of
                              Investment   Total    Investment   Total
                            ------------ ---------  ---------- ---------
                                        (Dollars in millions)
      Loan-to-value ratios
      Less than 65%........       $1,669      97.7%     $1,366      93.6%
      65% to 75%...........           39       2.3          94       6.4
                            ------------ ---------  ---------- ---------
        Total..............       $1,708     100.0%     $1,460     100.0%
                            ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.7 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                 $856       98.7%                 $331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                 $867      100.0%                 $335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both of the years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2016       2015
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 90
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        104
Unearned income................................................       (32)       (33)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 69       $ 71
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.6 billion and $1.1 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                    Years Ended December 31,
                                                                                   --------------------------
                                                                                     2016     2015     2014
                                                                                   -------  -------  --------
                                                                                          (In millions)
Fixed maturity securities.........................................................  $2,464   $2,265   $ 4,311
Fixed maturity securities with noncredit OTTI losses included in AOCI.............       1      (19)      (34)
                                                                                   -------  -------  --------
  Total fixed maturity securities.................................................   2,465    2,246     4,277
Equity securities.................................................................      32       54        69
Derivatives.......................................................................     393      368       282
Short-term investments............................................................     (42)      --        --
Other.............................................................................      58       78         9
                                                                                   -------  -------  --------
  Subtotal........................................................................   2,906    2,746     4,637
                                                                                   -------  -------  --------
Amounts allocated from:
Future policy benefits............................................................    (550)     (56)     (503)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................      (1)      (1)       (2)
DAC, VOBA and DSI.................................................................    (188)    (198)     (403)
                                                                                   -------  -------  --------
  Subtotal........................................................................    (739)    (255)     (908)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
 in AOCI..........................................................................      --        7        12
Deferred income tax benefit (expense).............................................    (736)    (844)   (1,308)
                                                                                   -------  -------  --------
    Net unrealized investment gains (losses)......................................  $1,431   $1,654   $ 2,433
                                                                                   =======  =======  ========

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              -----------------------
                                                               2016         2015
                                                              -----        -----
                                                              (In millions)
     Balance at January 1,...................................  $(19)        $(34)
     Noncredit OTTI losses and subsequent changes recognized.     3            9
     Securities sold with previous noncredit OTTI loss.......    14           17
     Subsequent changes in estimated fair value..............     3          (11)
                                                              -----        -----
     Balance at December 31,.................................  $  1         $(19)
                                                              =====        =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                              Years Ended December 31,
                                                                                             --------------------------
                                                                                               2016     2015      2014
                                                                                             -------  --------  -------
                                                                                                    (In millions)
Balance at January 1,.......................................................................  $1,654   $ 2,433   $  941
Fixed maturity securities on which noncredit OTTI losses have been recognized...............      20        15       11
Unrealized investment gains (losses) during the year........................................     140    (1,906)   2,807
Unrealized investment gains (losses) relating to:
  Future policy benefits....................................................................    (494)      447     (503)
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........................      --         1       (2)
  DAC, VOBA and DSI.........................................................................      10       205     (116)
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI.      (7)       (5)      (3)
  Deferred income tax benefit (expense).....................................................     108       464     (702)
                                                                                             -------  --------  -------
Balance at December 31,.....................................................................  $1,431   $ 1,654   $2,433
                                                                                             =======  ========  =======
    Change in net unrealized investment gains (losses)......................................  $ (223)  $  (779)  $1,492
                                                                                             =======  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                            ---------------
                                                             2016    2015
                                                            ------- -------
                                                             (In millions)
    Securities on loan: (1)
      Amortized cost.......................................  $5,895  $8,047
      Estimated fair value.................................  $6,555  $8,830
    Cash collateral on deposit from counterparties (2).....  $6,642  $8,981
    Security collateral on deposit from counterparties (3).  $   27  $   23
    Reinvestment portfolio -- estimated fair value.........  $6,571  $8,938

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                            December 31, 2016                     December 31, 2015
                                                    ------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities         Remaining Tenor of Securities
                                                        Lending Agreements                    Lending Agreements
                                                    -----------------------------         -----------------------------
                                                                1 Month  1 to 6                       1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total  Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $2,129    $1,906   $1,743   $5,778    $2,631    $3,140   $1,338   $7,109
U.S. corporate.....................................        --       480       --      480         9       302       --      311
Agency RMBS........................................        --        --      274      274        --       939      579    1,518
Foreign corporate..................................        --        58       --       58        --        --       --       --
Foreign government.................................        --        52       --       52         1        42       --       43
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
  Total............................................    $2,129    $2,496   $2,017   $6,642    $2,641    $4,423   $1,917   $8,981
                                                    =========  ========  =======  ======= =========  ========  =======  =======

---------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                  2016     2015
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits).............................  $ 7,642  $ 7,245
Invested assets held in trust (reinsurance agreements) (1)...................      721      952
Invested assets pledged as collateral (2)....................................    3,548    2,801
                                                                              -------- --------
  Total invested assets on deposit, held in trust, and pledged as collateral.  $11,911  $10,998
                                                                              ======== ========

---------

(1) The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                      -------------------
                                                           2016      2015
                                                      --------- ---------
                                                         (In millions)
      Outstanding principal and interest balance (1).    $1,423    $1,224
      Carrying value (2).............................    $1,087    $  911

---------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                         Years Ended December 31,
                                                         ------------------------
                                                              2016         2015
                                                         ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest).      $525         $785
   Cash flows expected to be collected (1)..............      $457         $698
   Fair value of investments acquired...................      $322         $512

---------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                      ------------------------
                                                           2016          2015
                                                      -----------   -----------
                                                            (In millions)
 Accretable yield, January 1,........................  $      400    $      251
 Investments purchased...............................         135           186
 Accretion recognized in earnings....................         (66)          (48)
 Disposals...........................................         (11)           (8)
 Reclassification (to) from nonaccretable difference.         (50)           19
                                                      -----------   -----------
 Accretable yield, December 31,......................  $      408    $      400
                                                      ===========   ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                        December 31,
                                                   -----------------------
                                                      2016        2015
                                                   ----------- -----------
                                                        (In millions)
     CSEs: (1)
     Assets:
       Mortgage loans (commercial mortgage loans).  $      136  $      172
       Accrued investment income..................           1           1
                                                   ----------- -----------
         Total assets.............................  $      137  $      173
                                                   =========== ===========
     Liabilities:
       Long-term debt.............................  $       23  $       48
       Other liabilities..........................           1           1
                                                   ----------- -----------
         Total liabilities........................  $       24  $       49
                                                   =========== ===========

--------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2016                      2015
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $    10,789  $    10,789  $    13,453  $    13,453
  U.S. and foreign corporate........          505          505          461          461
Other limited partnership interests.        1,491        2,287        1,367        1,647
Real estate joint ventures..........           17           22           35           38
Other investments (3)...............           61           66           57           62
                                     ------------ ------------ ------------ ------------
    Total...........................  $    12,863  $    13,669  $    15,373  $    15,661
                                     ============ ============ ============ ============

--------
(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                                2016          2015          2014
                                                            ------------- ------------- -------------
                                                                          (In millions)
Investment income:
  Fixed maturity securities................................  $      2,167  $      2,010  $      1,954
  Equity securities........................................            18            18            17
  Mortgage loans...........................................           384           360           337
  Policy loans.............................................            54            54            59
  Real estate and real estate joint ventures...............            32           108            80
  Other limited partnership interests......................           163           134           266
  Cash, cash equivalents and short-term investments........            18             8             5
  Operating joint venture..................................            11            11             2
  Other....................................................            13            11             3
                                                            ------------- ------------- -------------
    Subtotal...............................................         2,860         2,714         2,723
  Less: Investment expenses................................           160           115           103
                                                            ------------- ------------- -------------
    Subtotal, net..........................................         2,700         2,599         2,620
  FVO CSEs -- interest income -- commercial mortgage loans.            12            16            49
                                                            ------------- ------------- -------------
     Net investment income.................................  $      2,712  $      2,615  $      2,669
                                                            ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                             ----------------------------------
                                                                                2016         2015        2014
                                                                             ----------  -----------  ---------
                                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial............................................................. $      (13) $        (3) $      --
     Consumer...............................................................         --           (8)        (2)
     Transportation.........................................................         --           --         (2)
                                                                             ----------  -----------  ---------
       Total U.S. and foreign corporate securities..........................        (13)         (11)        (4)
    RMBS....................................................................         (6)         (14)        (8)
                                                                             ----------  -----------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (19)         (25)       (12)
  Fixed maturity securities -- net gains (losses) on sales and disposals....          2          (34)        26
                                                                             ----------  -----------  ---------
    Total gains (losses) on fixed maturity securities.......................        (17)         (59)        14
                                                                             ----------  -----------  ---------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         (1)          (3)        (7)
    Non-redeemable preferred stock..........................................         (1)          --         (8)
                                                                             ----------  -----------  ---------
       OTTI losses on equity securities recognized in earnings..............         (2)          (3)       (15)
  Equity securities -- net gains (losses) on sales and disposals............         10           18         14
                                                                             ----------  -----------  ---------
    Total gains (losses) on equity securities...............................          8           15         (1)
                                                                             ----------  -----------  ---------
  Mortgage loans............................................................          7          (11)        17
  Real estate and real estate joint ventures................................        (34)          98         (4)
  Other limited partnership interests.......................................         (7)          (1)        (9)
  Other.....................................................................         11           (2)        43
                                                                             ----------  -----------  ---------
     Subtotal...............................................................        (32)          40         60
                                                                             ----------  -----------  ---------
FVO CSEs:
    Commercial mortgage loans...............................................         (2)          (7)       (13)
    Long-term debt -- related to commercial mortgage loans..................          1            4         19
Non-investment portfolio gains (losses) (1).................................          1           (1)      (535)
                                                                             ----------  -----------  ---------
     Subtotal...............................................................         --           (4)      (529)
                                                                             ----------  -----------  ---------
       Total net investment gains (losses).................................. $      (32) $        36  $    (469)
                                                                             ==========  ===========  =========

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($6) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 --------------------------------------------------------------------
                                     2016         2015         2014        2016      2015      2014
                                 ------------  ----------  ------------  --------  --------  --------
                                        Fixed Maturity Securities              Equity Securities
                                 --------------------------------------  ----------------------------
                                                             (In millions)
Proceeds........................  $    33,339   $  29,937   $    14,649   $    48   $    80   $    57
                                 ============  ==========  ============  ========  ========  ========
Gross investment gains..........  $       211   $     165   $        84   $    10   $    25   $    15
Gross investment losses.........         (209)       (199)          (58)       --        (7)       (1)
OTTI losses.....................          (19)        (25)          (12)       (2)       (3)      (15)
                                 ------------  ----------  ------------  --------  --------  --------
  Net investment gains (losses).  $       (17)  $     (59)  $        14   $     8   $    15   $    (1)
                                 ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2016         2015
                                                                                                      ----------   ----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $      52    $      57
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................          5           11
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (28)         (14)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (3)
                                                                                                      ----------   ----------
Balance at December 31,..............................................................................  $      28    $      52
                                                                                                      ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     ------------------------------------
                                                                         2016        2015        2014
                                                                     ------------ ---------- ------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates... $      1,465 $      185 $      1,441
Amortized cost of invested assets transferred to affiliates......... $      1,370 $      169 $      1,362
Net investment gains (losses) recognized on transfers............... $         27 $       16 $         79
Change in additional paid-in-capital recognized on transfers........ $         68 $       -- $         --
Estimated fair value of invested assets transferred from affiliates. $      5,428 $      928 $        132

   In April 2016, the Company received a transfer of investments and cash and cash equivalents totaling $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $85 million, $68 million, and $62 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                             -------------------------------------------------------------------
                                                                           2016                              2015
                                                             --------------------------------- ---------------------------------
                                                                         Estimated Fair Value              Estimated Fair Value
                                                                         ---------------------             ---------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                            Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount     Assets   Liabilities
                          ---------------------------------- ----------- --------- ----------- ----------- --------- -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps.....   Interest rate...................  $      310  $     41   $     --   $      420  $     38   $      1
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Cash flow hedges:
 Interest rate swaps.....   Interest rate...................          45         7         --          230        60         --
 Interest rate forwards..   Interest rate...................          --        --         --           35         8         --
 Foreign currency swaps..   Foreign currency exchange rate         1,386       181         10          937       126          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
   Subtotal..............................................          1,431       188         10        1,202       194          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total qualifying hedges.............................           1,741       229         10        1,622       232          4
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps......   Interest rate...................      28,175     1,928      1,688       23,086     1,802        638
Interest rate floors.....   Interest rate...................       2,100         5          2        7,036        33         24
Interest rate caps.......   Interest rate...................      12,042        25         --       13,792        38         --
Interest rate futures....   Interest rate...................       1,288         9         --          630         2         --
Interest rate options....   Interest rate...................      15,520       136         --       18,620       472          5
Interest rate total
 return swaps............   Interest rate...................       3,876        --        611           48         2         --
Foreign currency swaps...   Foreign currency
                            exchange rate...................       1,236       149          4          659        75         --
Foreign currency forwards   Foreign currency
                            exchange rate...................         158         9         --          185         4          1
Credit default swaps --
 purchased...............   Credit..........................          34        --         --           21        --         --
Credit default swaps --
 written.................   Credit..........................       1,891        28         --        2,093        13          1
Equity futures...........   Equity market...................       8,037        38         --        3,669        37         --
Equity index options.....   Equity market...................      37,501       897        934       44,035     1,032        626
Equity variance swaps....   Equity market...................      14,894       140        517       14,866       120        434
Equity total return swaps   Equity market...................       2,855         1        117        2,814        31         49
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total non-designated or nonqualifying
     derivatives........................................         129,607     3,365      3,873      131,554     3,661      1,778
                                                             ----------- ---------  ---------  ----------- ---------  ---------
       Total.........................................         $  131,348  $  3,594   $  3,883   $  133,176  $  3,893   $  1,782
                                                             =========== =========  =========  =========== =========  =========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                         --------------------------
                                                           2016     2015     2014
                                                         --------  ------  --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $(4,030)  $(154)  $   868
Embedded derivatives gains (losses).....................   (1,848)   (270)   (1,049)
                                                         --------  ------  --------
 Total net derivative gains (losses)....................  $(5,878)  $(424)  $  (181)
                                                         ========  ======  ========

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                     ------------------------------------
                                                        2016         2015         2014
                                                     ----------- -----------  -----------
                                                                 (In millions)
Qualifying hedges:
 Net investment income..............................  $       18  $       11   $        4
 Interest credited to policyholder account balances.          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses)......................         460         360          273
 Policyholder benefits and claims...................          16          14           32
                                                     ----------- -----------  -----------
   Total............................................  $      494  $      383   $      308
                                                     =========== ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                   Net             Net        Policyholder
                                                Derivative      Investment    Benefits and
                                              Gains (Losses)    Income (1)     Claims (2)
                                              --------------  -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
  Interest rate derivatives..................   $     (2,873)  $         --   $         (4)
  Foreign currency exchange rate derivatives.             74             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............             10             --             --
  Equity derivatives.........................         (1,724)            (6)          (320)
                                              --------------  -------------  -------------
    Total....................................   $     (4,513)  $         (6)  $       (324)
                                              ==============  =============  =============
Year Ended December 31, 2015
  Interest rate derivatives..................   $        (67)  $         --   $          5
  Foreign currency exchange rate derivatives.             42             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............            (14)            --             --
  Equity derivatives.........................           (476)            (4)           (25)
                                              --------------  -------------  -------------
    Total....................................   $       (515)  $         (4)  $        (20)
                                              ==============  =============  =============
Year Ended December 31, 2014
  Interest rate derivatives..................   $      1,174   $         --   $         43
  Foreign currency exchange rate derivatives.              4             --             --
  Credit derivatives -- purchased............            (22)            --             --
  Credit derivatives -- written..............             18             --             --
  Equity derivatives.........................           (591)            (8)          (279)
                                              --------------  -------------  -------------
    Total....................................   $        583   $         (8)  $       (236)
                                              ==============  =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
 Derivatives in Fair Value       Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
 Hedging Relationships             Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:......... Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $393 million and $368 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
 Derivatives in Cash Flow     (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships        AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3     $              --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   40               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            68    $         38    $           5     $              --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1     $               1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   76              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            92    $          3    $           3     $               1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........                                                           $              --
                                   $           131    $          1    $           1
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   56              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           242    $         (4)   $           2     $              --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $39 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                        December 31,
                                      ---------------------------------------------------------------------------------
                                                        2016                                     2015
                                      ---------------------------------------- ----------------------------------------
                                                    Maximum                                   Maximum
                                      Estimated      Amount                    Estimated      Amount
                                      Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                      of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of          Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)      Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------- ---------- --------------- ------------- ---------- --------------- -------------
                                                                    (Dollars in millions)
Aaa/Aa/A.............................
Single name credit default swaps (3).  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing
 indices.............................          8             433           3.7          1             219           4.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................          9             478           3.6          2             426           2.8
                                      ---------- ---------------               ---------- ---------------
Baa..................................
Single name credit default swaps (3).          1             180           1.6          2             409           1.6
Credit default swaps referencing
 indices.............................         18           1,213           4.8          8           1,222           4.8
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         19           1,393           4.4         10           1,631           4.0
                                      ---------- ---------------               ---------- ---------------
Ba...................................
Single name credit default swaps (3).         --              20           2.7         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              --            --
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              20           2.7         --              --            --
                                      ---------- ---------------               ---------- ---------------
B....................................
Single name credit default swaps (3).         --              --            --         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
    Total............................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                      ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                                2016                   2015
                                                                       ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets   Liabilities   Assets   Liabilities
---------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)....................................................  $  3,384    $  2,929   $  3,870    $  1,725
 OTC-cleared (1)......................................................       267         905         78          78
 Exchange-traded......................................................        47          --         39          --
                                                                       ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)................     3,698       3,834      3,987       1,803
Amounts offset on the consolidated balance sheets.....................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated
 balance sheets (1)...................................................     3,698       3,834      3,987       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral........................................................    (2,231)     (2,231)    (1,577)     (1,577)
 OTC-cleared..........................................................      (165)       (165)       (70)        (70)
 Exchange-traded......................................................        --          --         --          --
Cash collateral: (3), (4)
 OTC-bilateral........................................................      (625)         --     (1,605)         --
 OTC-cleared..........................................................       (92)       (740)        (8)         (8)
 Exchange-traded......................................................        --          --         --          --
Securities collateral: (5)
 OTC-bilateral........................................................      (429)       (698)      (552)       (148)
 OTC-cleared..........................................................        --          --         --          --
 Exchange-traded......................................................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and
 collateral...........................................................  $    156    $     --   $    175    $     --
                                                                       =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2016           2015
                                                                                           -------------- --------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities................................................................  $         777  $         179
 Cash.....................................................................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating.........................................  $          --  $          --
 Downgrade in financial strength rating to a level that triggers full overnight
   collateralization or termination of the derivative position............................  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                    ------------------------
                                                                 Balance Sheet Location                 2016         2015
                                                       -------------------------------------------- -----------  -----------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables.  $      241   $      242
  Funds withheld on assumed reinsurance............... Other invested assets.......................          --           35
  Options embedded in debt or equity securities....... Investments.................................         (49)         (63)
                                                                                                    -----------  -----------
    Embedded derivatives within asset host contracts...........................................      $      192   $      214
                                                                                                    ===========  ===========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances...............  $    2,261   $      177
  Assumed guaranteed minimum benefits................. Policyholder account balances...............         952          897
  Funds withheld on ceded reinsurance................. Other liabilities...........................         285          244
  Fixed annuities with equity indexed returns......... Policyholder account balances...............         192            6
                                                                                                    -----------  -----------
    Embedded derivatives within liability host contracts.......................................      $    3,690   $    1,324
                                                                                                    ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2016          2015          2014
                                        ------------  ------------  ------------
                                                      (In millions)
Net derivative gains (losses) (1), (2).  $    (1,848)  $      (270)  $    (1,049)
Policyholder benefits and claims.......  $        (4)  $        21   $        87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $253 million, $25 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                             December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     17,107  $      1,399  $      18,506
  U.S. government and agency.............................        5,279         6,271            --         11,550
  RMBS...................................................           --         5,524         1,291          6,815
  Foreign corporate......................................           --         4,727           828          5,555
  State and political subdivision........................           --         2,897            17          2,914
  CMBS...................................................           --         2,676           162          2,838
  ABS....................................................           --         2,350           211          2,561
  Foreign government.....................................           --         1,046            --          1,046
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        5,279        42,598         3,908         51,785
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           39           124           137            300
Short-term investments...................................          459           465             2            926
Commercial mortgage loans held by CSEs -- FVO............           --           136            --            136
Derivative assets: (1)
  Interest rate..........................................            9         2,142            --          2,151
  Foreign currency exchange rate.........................           --           339            --            339
  Credit.................................................           --            20             8             28
  Equity market..........................................           38           859           179          1,076
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           47         3,360           187          3,594
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           241            241
Separate account assets (3)..............................          720        99,858            10        100,588
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     6,544  $    146,541  $      4,485  $     157,570
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $      1,690  $        611  $       2,301
  Foreign currency exchange rate.........................           --            14            --             14
  Equity market..........................................           --         1,038           530          1,568
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         2,742         1,141          3,883
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         3,690          3,690
Long-term debt of CSEs -- FVO............................           --            23            --             23
                                                          ------------ ------------- ------------- ---------------
      Total liabilities..................................  $        --  $      2,765  $      4,831  $       7,596
                                                          ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                             December 31, 2015
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------- Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     15,295  $      1,451   $     16,746
  U.S. government and agency.............................        7,998         5,808            --         13,806
  RMBS...................................................           --         7,138         1,340          8,478
  Foreign corporate......................................           --         4,263           691          4,954
  State and political subdivision........................           --         2,692            13          2,705
  CMBS...................................................           --         2,120           181          2,301
  ABS....................................................           --         2,357           317          2,674
  Foreign government.....................................           --           719            26            745
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        7,998        40,392         4,019         52,409
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           44           268            97            409
Short-term investments (4)...............................           59         1,623            47          1,729
Commercial mortgage loans held by CSEs -- FVO............           --           172            --            172
Derivative assets: (1)
  Interest rate..........................................            2         2,445             8          2,455
  Foreign currency exchange rate.........................           --           205            --            205
  Credit.................................................           --            12             1             13
  Equity market..........................................           37           968           215          1,220
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           39         3,630           224          3,893
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           277            277
Separate account assets (3)..............................          624       100,965           146        101,735
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     8,764  $    147,050  $      4,810   $    160,624
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $        668  $         --   $        668
  Foreign currency exchange rate.........................           --             4            --              4
  Credit.................................................           --             1            --              1
  Equity market..........................................           --           653           456          1,109
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         1,326           456          1,782
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         1,324          1,324
Long-term debt of CSEs -- FVO............................           --            48            --             48
                                                          ------------ ------------- ------------- ---------------
       Total liabilities.................................  $        --  $      1,374  $      1,780   $      3,154
                                                          ============ ============= ============= ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($63) million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                        securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key             activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that    incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security      securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                        activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark           securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes      activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Instrument                  Level 2                                  Level 3
                        Observable Inputs                       Unobservable Inputs
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    Valuation Techniques: Principally the
             market approach.                         market and income approaches.
             Key Input:                               Key Inputs:
             . quoted prices in markets that are not  . credit ratings; issuance structures
               considered active                      . quoted prices in markets that are not
                                                        active for identical or similar
                                                        securities   that are less liquid and
                                                        based on lower levels of trading
                                                        activity than   securities classified
                                                        in Level 2
                                                      . independent non-binding broker
                                                        quotations
----------------------------------------------------------------------------------------------
Short-term investments
----------------------------------------------------------------------------------------------
             . Short-term investments are of a        . Short-term investments are of a
               similar nature and class to the fixed    similar nature and class to the fixed
               maturity   and equity securities         maturity   and equity securities
               described above; accordingly, the        described above; accordingly, the
               valuation techniques   and observable    valuation   techniques and
               inputs used in their valuation are       unobservable inputs used in their
               also similar to those   described        valuation are also   similar to those
               above.                                   described above.
----------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    . N/A
             market approach.
             Key Input:
             . quoted securitization market price of
               the obligations of the CSEs
               determined   principally by
               independent pricing services using
               observable inputs
----------------------------------------------------------------------------------------------
Separate Account Assets (1)
----------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
----------------------------------------------------------------------------------------------
             Key Input:                               . N/A
             . quoted prices or reported net asset
               value ("NAV") provided by the fund
                 managers
----------------------------------------------------------------------------------------------
 Other limited partnership interests
----------------------------------------------------------------------------------------------
             . N/A                                    Valuation Techniques: Valued giving
                                                       consideration to the underlying
                                                       holdings of the partnerships and by
                                                       applying a premium or discount, if
                                                       appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask spreads;
                                                        performance record of the fund manager
                                                      . other relevant variables that may
                                                        impact the exit value of the
                                                        particular   partnership interest
----------------------------------------------------------------------------------------------

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis                           volatility
                                    curves                        (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding       inputs (1)
                                                    broker
                                                  quotations
-------------------------------------------------------------------------------

---------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

    Direct and assumed guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)                                     (65)  -    240       49
                                      .
                                        Offered quotes (5)       18   -    138      104        96   -    96       96
                  . Market            .
                    pricing             Quoted prices (5)        13   -    700      99         13   -    780      314
                  . Consensus         .
                    pricing             Offered quotes (5)       68   -    109      86         68   -    95       80
                -----------------------------------------------------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)               38   -    111      91         29   -    292      93
                -----------------------------------------------------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)        94   -    106      100        97   -    103      100
                  . Consensus         . Offered
                    pricing             quotes (5)               98   -    100      99         66   -    105      99
                -----------------------------------------------------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                 --   -    --                 317   -    317
                                      .
                                        Repurchase rates (9)    (44)  -    18
                -----------------------------------------------------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)      97   -    98                  --   -    --
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------------------------------------------------
Equity market..   . Present           . Volatility              14%   -    32%                17%   -    36%
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)        40%   -    40%                70%   -    70%
                -----------------------------------------------------------------------------------------------------------

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)           Decrease
                                      .
                                        Offered quotes (5)          Increase
                  . Market            .
                    pricing             Quoted prices (5)           Increase
                  . Consensus         .
                    pricing             Offered quotes (5)          Increase
                -----------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)                 Increase (6)
                -----------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)          Increase (6)
                  . Consensus         . Offered
                    pricing             quotes (5)                 Increase (6)
                -----------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                   Increase (8)
                                      .
                                        Repurchase rates (9)       Decrease (8)
                -----------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)        Decrease (10)
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------
Equity market..   . Present           . Volatility                 Increase (8)
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)
                -----------------------------------------------------------------

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40              0%   -   0.09%                0%   -   0.09%
                                        Ages 41 - 60           0.04%  -   0.65%              0.04%  -   0.65%
                                        Ages 61 - 115          0.26%  -   100%               0.26%  -   100%
                                      . Lapse rates:
                                        Durations
                                      1 - 10                   0.25%  -   100%               0.25%  -   100%

                                      Durations 11 - 20          2%   -   100%                 3%   -   100%

                                      Durations 21 - 116         2%   -   100%                 3%   -   100%
                                      . Utilization
                                        rates                    0%   -    25%                 0%   -    25%
                                      . Withdrawal
                                        rates                  0.25%  -    10%               0.25%  -    10%
                                      . Long-term
                                        equity
                                          volatilities         17.40% -    25%               17.40% -    25%
                                      .
                                        Nonperformance
                                          risk spread          0.04%  -   0.57%              0.04%  -   0.52%

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40                Decrease (14)
                                        Ages 41 - 60               Decrease (14)
                                        Ages 61 - 115              Decrease (14)
                                      . Lapse rates:
                                        Durations
                                      1 - 10                       Decrease (15)

                                      Durations 11 - 20            Decrease (15)

                                      Durations 21 - 116           Decrease (15)
                                      . Utilization
                                        rates                      Increase (16)
                                      . Withdrawal
                                        rates                           (17)
                                      . Long-term
                                        equity
                                          volatilities             Increase (18)
                                      .
                                        Nonperformance
                                          risk spread              Decrease (19)

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4) Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):


-                    --------------

-                    --------------


                     Corporate (1)
-                    -------------

Balance, January 1,
 2015...............  $      2,065
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            16
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (113)
Purchases (7).......           285
Sales (7)...........          (118)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           202
Transfers out of
 Level 3 (8)........          (195)
                     -------------
Balance,
 December 31, 2015..  $      2,142
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....             1
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (32)
Purchases (7).......           557
Sales (7)...........          (244)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           118
Transfers out of
 Level 3 (8)........          (315)
                     -------------
Balance,
 December 31, 2016..  $      2,227
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          3
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         11
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $          2
                     =============
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $          3
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         74

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
-                    -----------------------------------------------------------------------------------------------------------
                     Fixed Maturity Securities
-                    --------------------------------------
                                     State and                                                                        Separate
                       Structured    Political   Foreign      Equity    Short-term        Net        Net Embedded     Account
                       Securities   Subdivision Government  Securities  Investments Derivatives (2) Derivatives (3)  Assets (4)
-                    -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
                                                             (In millions)
Balance, January 1,
 2015...............  $      1,045   $      --   $      --   $     100   $      71    $      (196)   $        (347)  $      158
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            21          --          --          11          --            (74)            (228)          (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (11)         --          (3)        (10)         --              2               --           --
Purchases (7).......         1,255          13          29          --          47             22               --            3
Sales (7)...........          (360)         --          --         (16)         --             --               --           (5)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --             14             (472)          --
Transfers into
 Level 3 (8)........            22          --          --          19          --             --               --           --
Transfers out of
 Level 3 (8)........          (134)         --          --          (7)        (71)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2015..  $      1,838   $      13   $      26   $      97   $      47    $      (232)   $      (1,047)  $      146
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            30          --          --          --          --           (703)          (1,866)          --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            20          --          --         (11)         --              4               --           --
Purchases (7).......           576          --          --          --           3             10               --            2
Sales (7)...........          (530)         --          --         (26)         (1)            --               --         (134)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --            (33)            (536)          --
Transfers into
 Level 3 (8)........            12           9          --         131          --             --               --           --
Transfers out of
 Level 3 (8)........          (282)         (5)        (26)        (54)        (47)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2016..  $      1,664   $      17   $      --   $     137   $       2    $      (954)   $      (3,449)  $       10
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          6   $      --   $      --   $      (1)  $      --    $        (7)   $        (982)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         21   $      --   $      --   $      --   $      --    $       (64)   $        (241)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $         28   $      --   $      --   $      --   $      --    $      (687)   $      (1,839)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $         10   $      --   $      --   $      (2)  $      --    $        (4)   $        (957)  $       (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         12   $      --   $      --   $       7   $      --    $        57    $         107   $       --

---------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                  December 31,
                                                                           ---------------------------
                                                                               2016          2015
                                                                           ------------- -------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance......            48            51
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $        136  $        172
                                                                           ============= =============
Liabilities (1)
Contractual principal balance.............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance.             1             2
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $         23  $         48
                                                                           ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                At December 31,               Years Ended December 31,
                                         ------------------------------   --------------------------------
                                            2016        2015      2014       2016        2015       2014
                                         ----------   --------- --------- ----------  ---------  ---------
                                         Carrying Value After Measurement          Gains (Losses)
                                         ------------------------------   --------------------------------
                                                                  (In millions)
Mortgage loans (1)......................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2).  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2016
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      8,748  $        --  $           --  $      8,893  $      8,893
Policy loans........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures..........  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests.  $         44  $        --  $           --  $         42  $         42
Premiums, reinsurance and other
 receivables........................  $      2,831  $        --  $          832  $      2,843  $      3,675
Liabilities
Policyholder account balances.......  $     14,829  $        --  $           --  $     15,975  $     15,975
Long-term debt......................  $        781  $        --  $        1,060  $         --  $      1,060
Other liabilities...................  $        194  $        --  $           27  $        167  $        194
Separate account liabilities........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                               December 31, 2015
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      7,090  $        --  $           --  $      7,386  $      7,386
Policy loans........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures..........  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests.  $         52  $        --  $           --  $         57  $         57
Premiums, reinsurance and other
 receivables........................  $      6,074  $        --  $           80  $      7,163  $      7,243
Liabilities
Policyholder account balances.......  $     18,968  $        --  $           --  $     20,339  $     20,339
Long-term debt......................  $        788  $        --  $        1,070  $         --  $      1,070
Other liabilities...................  $        217  $        --  $           43  $        174  $        217
Separate account liabilities........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014.
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

---------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                 December 31,
                                                            -----------------------
                                     Interest Rate Maturity    2016        2015
                                     ------------- -------- ----------- -----------
                                                                 (In millions)
Surplus note -- affiliated (1), (2).     8.60%       2038    $      744  $      750
Long-term debt -- unaffiliated (3)..     7.03%       2030            37          38
                                                            ----------- -----------
  Total long-term debt (4)..........                         $      781  $      788
                                                            =========== ===========

--------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2) Includes $6 million of debt issuance costs at both December 31, 2016 and 2015. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Principal and interest is paid quarterly.

(4) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $772 million thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $67 million, $68 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $10 million, $5 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $0 in letters of credit outstanding and the remaining availability was $3.3 billion.

13. Equity

   See Note 3 for a discussion on the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   In February 2016, Brighthouse Life Insurance Company received a capital contribution of $1.5 billion in cash from MetLife, Inc.

   In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
                                                        --------------------------
 Company                              State of Domicile  2016    2015      2014
----------------------------------- ------------------- ------ -------  ----------
                                                              (In millions)
Brighthouse Life Insurance Company.      Delaware       $1,186 $(1,022) $    1,543

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                               ---------------------
            Company                               2016       2015
           ----------------------------------- ---------- ----------
                                                   (In millions)
           Brighthouse Life Insurance Company. $    4,374 $    5,942

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Dividend Restrictions

   Under Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2016 and 2015, Brighthouse Life Insurance Company paid dividends to MetLife, Inc. in the amount of $261 million and $500 million, respectively.

   Based on amounts at December 31, 2016, Brighthouse Life Insurance Company could pay a dividend to MetLife, Inc. in 2017 of $473 million without prior approval of the Delaware Commissioner.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized                             Foreign
                                                       Investment Gains     Unrealized Gains    Currency
                                                       (Losses), Net of       (Losses) on      Translation
                                                       Related Offsets (1)     Derivatives      Adjustments       Total
                                                     ---------------------  ----------------  -------------  ------------
                                                                                 (In millions)
Balance at January 1, 2014..........................       $           916      $         25    $        39  $        980
OCI before reclassifications........................                 2,301               242            (56)        2,487
Deferred income tax benefit (expense)...............                  (707)              (85)             4          (788)
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 2,510               182            (13)        2,679
Amounts reclassified from AOCI......................                   (28)                2             --           (26)
Deferred income tax benefit (expense)...............                     8                (1)            --             7
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                   (20)                1             --           (19)
                                                     ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)..............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)...............                    80                --             --            80
                                                     ---------------------  ----------------  -------------  ------------
  Sale of subsidiary, net of income tax.............                  (240)               --              6          (234)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014........................                 2,250               183             (7)        2,426
OCI before reclassifications........................                (1,370)               92            (28)       (1,306)
Deferred income tax benefit (expense)...............                   506               (32)             9           483
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,386               243            (26)        1,603
Amounts reclassified from AOCI......................                    46                (6)            --            40
Deferred income tax benefit (expense)...............                   (17)                2             --           (15)
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    29                (4)            --            25
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015........................                 1,415               239            (26)        1,628
OCI before reclassifications........................                  (348)               68             (3)         (283)
Deferred income tax benefit (expense)...............                   110               (24)            --            86
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,177               283            (29)        1,431
Amounts reclassified from AOCI......................                    (1)              (43)            --           (44)
Deferred income tax benefit (expense)...............                    --                15             --            15
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    (1)              (28)            --           (29)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016........................       $         1,176      $        255    $       (29) $      1,402
                                                     =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Consolidated Statements of Operations
                                                                                      and Comprehensive Income (Loss)
 AOCI Components                                  Amounts Reclassified from AOCI                 Locations
---------------------------------------    ---------------------------------------  -------------------------------------
                                                   Years Ended December 31,
                                           ---------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  ------------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $         (6) $       (48) $         13     Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            1           12            11     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)            4     Net derivative gains (losses)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), before income tax...........            1          (46)           28
   Income tax (expense) benefit...........           --           17            (8)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), net of income tax........... $          1  $       (29) $         20
                                           ============  ===========  ============
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $          1     Net derivative gains (losses)
 Interest rate swaps......................            3            1             1     Net investment income
 Interest rate forwards...................            2            2             1     Net derivative gains (losses)
 Interest rate forwards...................            2            2             1     Net investment income
 Foreign currency swaps...................            3           --            (6)    Net derivative gains (losses)
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6            (2)
   Income tax (expense) benefit...........          (15)          (2)            1
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $         (1)
                                           ============  ===========  ============
Total reclassifications, net of income
 tax...................................... $         29  $       (25) $         19
                                           ============  ===========  ============

14. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                      ----------------------------------------
                                                             2016          2015          2014
                                                      ------------  ------------  ------------
                                                                    (In millions)
Compensation......................................... $        346  $        472  $        320
Commissions..........................................          542           650           492
Volume-related costs.................................          170           134           170
Affiliated expenses on ceded and assumed reinsurance.          314           205           325
Capitalization of DAC................................         (282)         (325)         (279)
Interest expense on debt.............................           70            76           109
Premium taxes, licenses and fees.....................           56            67            53
Professional services................................           84            21            58
Rent and related expenses............................           45            53            41
Other................................................          393           369           475
                                                      ------------  ------------  ------------
  Total other expenses............................... $      1,738  $      1,722  $      1,764
                                                      ============  ============  ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    ----------------------------------------
                                                          2016          2015          2014
                                                    ------------  ------------  ------------
                                                                  (In millions)
Current:
  Federal.......................................... $        (57) $        281  $       (364)
  Foreign..........................................            6            --             6
                                                    ------------  ------------  ------------
    Subtotal.......................................          (51)          281          (358)
                                                    ------------  ------------  ------------
Deferred:
  Federal..........................................       (1,720)          (66)          355
  Foreign..........................................           --            --            (2)
                                                    ------------  ------------  ------------
    Subtotal.......................................       (1,720)          (66)          353
                                                    ------------  ------------  ------------
     Provision for income tax expense (benefit).... $     (1,771) $        215  $         (5)
                                                    ============  ============  ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                    Years Ended December 31,
                             -------------------------------------
                                   2016        2015         2014
                             -----------  ----------- ------------
                                         (In millions)
             Income (loss):
              Domestic...... $    (4,720) $     1,041 $       (174)
              Foreign.......          12           13          464
                             -----------  ----------- ------------
                Total....... $    (4,708) $     1,054 $        290
                             ===========  =========== ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,648) $       369  $       102
Tax effect of:
  Dividend received deduction......................        (105)        (127)        (114)
  Prior year tax...................................          23           (4)         (20)
  Tax credits......................................         (20)         (16)         (14)
  Foreign tax rate differential....................           2           (5)          --
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           3           (2)           5
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,771) $       215  $        (5)
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ---------------------
                                                           2016       2015
                                                      ---------- ----------
                                                          (In millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables........ $    2,841 $    1,638
     Investments, including derivatives..............        373         --
     Tax credit carryforwards........................        180        168
     Other...........................................         52         39
                                                      ---------- ----------
       Total deferred income tax assets..............      3,446      1,845
                                                      ---------- ----------
   Deferred income tax liabilities:
     Investments, including derivatives..............         --        132
     Intangibles.....................................        391        521
     Net unrealized investment gains.................        736        837
     DAC.............................................      1,301      1,158
                                                      ---------- ----------
       Total deferred income tax liabilities.........      2,428      2,648
                                                      ---------- ----------
        Net deferred income tax asset (liability).... $    1,018 $     (803)
                                                      ========== ==========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                    General Business
                       Credits        Foreign Tax Credits        Other
                  ------------------ -------------------- ---------------
                                       (In millions)
      Expiration
      2017-2021..    $            --     $             -- $            --
      2022-2026..                 --                   35              --
      2027-2031..                 --                   --              --
      2032-2036..                  7                   --              --
      Indefinite.                 --                   --             145
                  ------------------ -------------------- ---------------
                     $             7     $             35 $           145
                  ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $490 million and $14 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               -------------------------------------
                                                                                     2016         2015         2014
                                                                               -----------  -----------  -----------
                                                                                           (In millions)
Balance at January 1,......................................................... $        42  $        38  $        26
Additions for tax positions of prior years....................................           1            5           15
Reductions for tax positions of prior years...................................          (9)          --           (5)
Additions for tax positions of current year...................................           5            3            2
Settlements with tax authorities..............................................          (2)          (4)          --
                                                                               -----------  -----------  -----------
Balance at December 31,....................................................... $        37  $        42  $        38
                                                                               ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        37  $        32  $        28
                                                                               ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                      Years Ended December 31,
                                                                  ---------------------------------
                                                                    2016       2015        2014
                                                                  --------- ---------- ------------
                                                                            (In millions)
Interest recognized on the consolidated statements of operations.  $      1  $      --  $        --

                                                                                December 31,
                                                                           -----------------------
                                                                              2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $84 million, $138 million and $135 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $21 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $12 million and $21 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

       Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                          December 31,
                                                                          ------------
                                                                          2016   2015
                                                                          ----   -----
                                                                          (In millions)
 Other Assets:
   Premium tax offset for future discounted and undiscounted assessments.  $12   $  13
   Premium tax offsets currently available for paid assessments..........    7      10
                                                                          ----   -----
 Total...................................................................  $19   $  23
                                                                          ====   =====
 Other Liabilities:
   Insolvency assessments................................................  $16   $  17
                                                                          ====   =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $124 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                        Years Ended December 31, Years Ended December 31,
                        ---------------------    ------------------------
                         2016     2015    2014     2016      2015   2014
                        -----    -----  -------  ---------   ----   ----
                                Income                 Expense
                        ---------------------    ------------------------
                                      (In millions)
               MetLife. $(602)   $(199) $(1,042) $   (265)   $511   $539

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                               At December 31, At December 31,
                               --------------  ---------------
                                2016    2015    2016    2015
                               ------  ------- ------  ------
                                   Assets       Liabilities
                               --------------  ---------------
                                      (In millions)
                      MetLife. $8,972  $12,277 $9,518  $9,479

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, GALIC, MetLife Europe d.a.c., MRV, DELAM and ALICO, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

     The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $65 million, $64 million and $70 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

  Investment Transactions

     The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

     MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $820 million, $1.0 billion and $985 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                     Years Ended December 31, Years Ended December 31,
                                     ------------------------ ------------------------
                                     2016     2015    2014    2016     2015    2014
                                     ----     ----    ----    ----     ----    ----
                                       Fee Income             Commission Expense
                                     ------------------------ ------------------------
                                             (In millions)
             MetLife broker-dealers. $192     $208    $202    $606     $612    $572

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                          At December 31,        At December 31,
                                          ---------------        ---------------
                                          2016           2015    2016         2015
                                          ----           ----    ----         ----
                                          Fee Income Receivables Secured Demand Notes
                                          ---------------        ---------------
                                             (In millions)
                  MetLife broker-dealers.  $18            $18     $20          $20

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


18. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment agreement whereby it will replace MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY and NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of approximately $34 million, an increase in future policy benefits of approximately $79 million, an increase in policyholder account balances of approximately $387 million and a decrease in other liabilities of approximately $427 million. The Company will recognize no gain or loss as a result of this transaction.

   Effective January 1, 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of approximately $568 million, a decrease in future policy benefits of approximately $106 million, and a decrease in policyholder account balances of approximately $460 million. The Company will recognize a loss of approximately $2 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                    Amount at
                                                     Cost or       Estimated Fair Which Shown on
                                                Amortized Cost (1)     Value      Balance Sheet
Types of Investments                           ------------------- -------------- ---------------
Fixed maturity securities:
 Bonds:
   U.S. government and agency securities......    $       10,517    $      11,550  $       11,550
   State and political subdivision securities.             2,633            2,914           2,914
   Public utilities...........................             1,637            1,815           1,815
   Foreign government securities..............               946            1,046           1,046
   All other corporate bonds..................            21,214           21,912          21,912
                                               ------------------- -------------- ---------------
     Total bonds..............................            36,947           39,237          39,237
 Mortgage-backed and asset-backed securities..            12,121           12,214          12,214
 Redeemable preferred stock...................               244              334             334
                                               ------------------- -------------- ---------------
       Total fixed maturity securities........            49,312           51,785          51,785
                                               ------------------- -------------- ---------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....                98              116             116
   Public utilities...........................                --                2               2
   Banks, trust and insurance companies.......                 2                5               5
 Non-redeemable preferred stock...............               180              177             177
                                               ------------------- -------------- ---------------
     Total equity securities..................               280              300             300
                                               ------------------- -------------- ---------------
Mortgage loans................................             8,884                            8,884
Policy loans..................................             1,093                            1,093
Real estate and real estate joint ventures....               215                              215
Other limited partnership interests...........             1,639                            1,639
Short-term investments........................               926                              926
Other invested assets.........................             3,887                            3,887
                                               -------------------                ---------------
        Total investments.....................    $       66,236                   $       68,729
                                               ===================                ===============

---------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
 Segment               VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2016
Annuities......... $    4,521       $      7,251  $    24,265       $        -- $        83
Life..............        504              3,871        2,816                12          53
Run-off...........        112             16,522        8,505                --          44
Corporate & Other.        137              7,424            1                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    5,274       $     35,068  $    35,587       $        18 $       180
                   ========== ================== ============ ================= ===========
2015
Annuities......... $    3,510       $      6,395  $    20,975       $        -- $        93
Life..............        680              4,438        2,667                12          52
Run-off...........        510             15,446       12,017                --          43
Corporate & Other.        109              7,164            2                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,809       $     33,443  $    35,661       $        18 $       188
                   ========== ================== ============ ================= ===========
2014
Annuities......... $    3,548       $      5,205  $    20,161       $        -- $        98
Life..............        680              3,968        2,658                 9          48
Run-off...........        601             15,860       12,666                --          58
Corporate & Other.         61              6,766            1                 5          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,890       $     31,799  $    35,486       $        14 $       204
                   ========== ================== ============ ================= ===========

---------
(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                        Policyholder
                      Premiums and                   Benefits and Claims
                     Universal Life        Net      and Interest Credited                   Other
                   and Investment-Type  Investment     to Policyholder    Amortization of Operating
 Segment           Product Policy Fees  Income (1)    Account Balances     DAC and VOBA   Expenses
------------------ ------------------- ------------ --------------------- --------------- ----------
2016
Annuities.........      $        2,593 $      1,290      $          2,288    $      (825) $      866
Life..............                 333          275                   330             239        300
Run-off...........                 579        1,135                 1,256             392        347
Corporate & Other.                 112           12                    67              22        225
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        3,617 $      2,712      $          3,941          $(172) $    1,738
                   =================== ============ ===================== =============== ==========
2015
Annuities.........      $        3,142 $      1,120      $          2,218    $        358 $      892
Life..............                 431          277                   355             128        288
Run-off...........                 552        1,270                   954              86        368
Corporate & Other.                 248         (52)                   206              23        174
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,373 $      2,615      $          3,733    $        595 $    1,722
                   =================== ============ ===================== =============== ==========
2014
Annuities.........      $        3,374 $      1,114      $          2,536    $        705 $      939
Life..............                 282          281                   291             172        278
Run-off...........                 447        1,358                   944              91        345
Corporate & Other.                 242         (84)                    55              22        202
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,345 $      2,669      $          3,826    $        990 $    1,764
                   =================== ============ ===================== =============== ==========

---------

(1)See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                             Gross Amount      Ceded       Assumed    Net Amount  Assumed to Net
                             ------------- ------------- ----------- ------------ --------------
2016
Life insurance in-force.....  $    559,458  $    483,391  $    7,006  $    83,073            8.4%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,894  $      1,057  $       76  $       913            8.3%
Accident & health insurance.           223           218           3            8           37.5%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,117  $      1,275  $       79  $       921            8.6%
                             ============= ============= =========== ============
2015
Life insurance in-force.....  $    538,086  $    497,017  $   94,863  $   135,932           69.8%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      2,046  $        916  $      288  $     1,418           20.3%
Accident & health insurance.           235           229           9           15           60.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,281  $      1,145  $      297  $     1,433           20.7%
                             ============= ============= =========== ============
2014
Life insurance in-force.....  $    489,194  $    450,342  $   52,728  $    91,580           57.6%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,995  $        943  $       94  $     1,146            8.2%
Accident & health insurance.           231           225          --            6            0.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,226  $      1,168  $       94  $     1,152            8.2%
                             ============= ============= =========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $311.0 billion and $7.0 billion, respectively, and life insurance premiums of $928 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C



                               OTHER INFORMATION


ITEM 26.              EXHIBITS

EXHIBIT
                      DESCRIPTION
                      -----------
LETTER
------

(a)1 Resolutions of the Board of Directors of The Travelers Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to the Registration Statement on S-6, File No. 333-71349, filed January 28, 1999.)


(a)2 Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication) (Incorporated herein by reference to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


(b)                   Not Applicable


(c)1 Underwriting Contracts. (Incorporated herein by reference to Post-Effective Amendment No. 3 to The Travelers Fund UL for Variable Life Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)


(c)2 Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 4 to The Travelers Fund UL III for Variable Life Registration Statement on Form N-6, File No. 333-94779, filed April 24, 2003.)


(c)3 Specimen Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


(c)4 Agreement and Plan of Merger between MetLife Investors Distribution Company and MLI Distribution LLC dated as of October 20, 2006 (Incorporated herein by reference to Post-Effective Amendment No. 11 to The Travelers Fund UL for Variable Life Registration Statement on Form N-6, File No. 333-96519, filed April 4, 2007.)


(c)5                  Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


(c)6 Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Service Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


(c)7 Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company dated November 24, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(c)8 Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(c)9 Amendment No. 2 to Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)



(c)10 Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5,
                      2017.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------


(c)11                 Brighthouse Securities, LLC Sales Agreement.
                      (Incorporated herein by reference to Exhibit 3(g) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)



(d)1 Variable Life Insurance Contracts. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(d)2 Term Insurance Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(d)3 Name Change Endorsement. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033- 65343, filed April 6, 2006.)


(d)4 Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)



(d)5                  Name Change Endorsement (effective March 6,
                      2017)(5-E132-6). (Incorporated herein by reference to
                      Exhibit 4(i) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)



(e)                   Application for Variable Life Insurance Contracts.
                      (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(f)1 Copy of the Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014.) (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(f)2 Copy of the By-laws of the Company. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)



(f)3 Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)


(f)4                  Copy of Amended and Restated By-Laws of the Company.
                      (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)



(g)1 Reinsurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(g)2 Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Life Insurance Policies between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20132). (Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 4, 2014.)


(h)1 Administrative Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(h)2(i) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable

EXHIBITLETTER         DESCRIPTION
       ------         -----------

                      Annuities' Registration Statement on Form N-4, File Nos. 333- 65926/811-09411, filed October 31, 2007.)


(h)2(ii) Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)



(h)2(iii) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)



(h)3(i) Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


(h)3(ii) First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


(h)3(iii) Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


(h)3(iv) Third Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective November 17, 2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)



(h)3(v) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)



(h)4(i) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated October 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)4(ii) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


(h)4(iii) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to MetLife of

EXHIBITLETTER         DESCRIPTION
       ------         -----------

                      CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


(h)4(iv) Amendment to the Participation Agreement dated October 1, 2000 among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut dated November 17, 2014. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)5(i) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Tower Square Securities, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated November 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)5(ii) Amendment No. 6 dated May 1, 2011 to the Participation Agreement dated November 1, 1999 between The Travelers Insurance Company, The Travelers Life and Annuity Company, Tower Square Securities, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)5(iii) Amendment No. 7 effective on November 17, 2014 to the Participation Agreement dated November 1, 1999 among MetLife Insurance Company of Connecticut, Travelers Distribution LLC, AllianceBernstein L.P., AllianceBernstein Variable Products Series Fund, Inc. and AllianceBernstein Investments, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(h)6(i) Shareholder Services Agreement between The Travelers Insurance Company and American Century Investment Services, Inc. dated August 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)6(ii) Amendment No. 5 dated May 1, 2010 to Shareholder Services Agreement dated August 1, 2001 between American Century Investment Services, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 6, 2011.)


(h)6(iii) Amendment No. 6 to Shareholder Services Agreement dated August 1, 2001 between American Century Investment Services, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(h)7(i) Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated October 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)7(ii) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


(h)7(iii) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------

h)7(iv) Eighth Amendment to the Participation Agreement dated May 15, 2015 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)


(h)7(v) Ninth Amendment to the Participation Agreement dated November 19, 2014 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)


(h)8(i) Participation Agreement among Delaware Group Premium Fund, Inc., Delaware Distributors, L.P., Delaware Management Company, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)8(ii) Amendment dated July 19, 2010 to the Participation Agreement dated May 1, 1998 between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


(h)8(iii) Amendment to the Participation Agreement dated May 1, 1998 between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 8, 2015.)


(h)9(i) Amended and Restated Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated March 23, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)9(ii) Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)9(iii) Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among MetLife Insurance Company of Connecticut, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No.25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No.333-101778, filed April 8, 2015.)


(h)10(i) Amended and Restated Participation Agreement among Fidelity(R) Variable Insurance Products Funds, Fidelity Distributors Corporation and The Travelers Insurance Company and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)10(ii) Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate

EXHIBITLETTER         DESCRIPTION
       ------         -----------

                      Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h)10(iii) Amendment No. 5 dated November 17, 2014 to the Participation Agreement dated May 1, 2001 among MetLife Insurance Company of Connecticut, Fidelity(R) Variable Insurance Products Funds (I, II, III, IV & V) and Fidelity Distributors Corporation. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)



(h)10(iv) Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 5, 2017.)



(h)11(i) Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)11(ii) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h)11(iii) Participation Agreement Addendum effective May 1, 2011 Among Franklin Templeton Variable Insurance Products Trust, Franklin /Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


(h)11(iv) Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


(h)11(v) Amendment 7 to the Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 17,
                      2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(h)11(vi) Amendment to the Participation Agreement dated August 1, 2014 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)


(h)12(i) Fund Participation Agreement among Janus Aspen Series, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------

(h)12(ii) Amendment No. 8 dated May 1, 2011 to the Fund Participation Agreement dated May 1, 2000 among Janus Aspen Series, The Travelers Insurance Company, and The Travelers Life and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


(h)12(iii) Amendment No. 9 dated May 1, 2011 to the Fund Participation Agreement dated May 1, 2000 among Janus Aspen Series and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 8, 2015.)


(h)13(i) Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut dated January 1, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)13(ii) Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h)13(iii) Amendment dated November 17,2014 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)14(i) Participation Agreement among MFS Variable Insurance Trust, MetLife Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)14(ii) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, MetLife Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. (Incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-200247, filed November 17, 2014.)


(h)15(i) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., The Travelers Insurance Company and The Travelers Life and Annuity Company dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)15(ii) Amendment dated May 1, 2010 to the Participation Agreement dated January 1, 2002 among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., The Travelers Insurance Company and The Travelers Life and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)15(iii) Amendment No. 6 dated November 17, 2014 to the Participation Agreement dated January 1, 2002 among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------

(h)16(i) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated May 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)16(ii) Amendment dated April 18, 2011 to the Participation Agreement dated May 1, 2001 among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)16(iii) Amendment dated September 30, 2014 to the Participation Agreement dated May 1, 2001 among MetLife Insurance Company of Connecticut, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-200247, filed November 17, 2014.)


(h)17(i) Participation Agreement among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)17(ii) Amendment No. 3 dated May 1, 2011 to the Participation Agreement dated January 1, 2002 among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 22 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 4, 2012.)


(h)17(iii) Amendment No. 4 dated November 17, 2014 to the Participation Agreement dated January 1, 2002 among Pioneer Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)18(i) Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)18(ii) Amendment dated October 31, 2014 to the Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and MetLife Insurance Company of Connecticut dated June 1, 2001. (Incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-200247, filed November 17, 2014.)


(h)19(i) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Royce Capital Fund and Royce & Associates, LLC dated December 17, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)19(ii) Amendment dated April 30, 2010 to the Participation Agreement dated December 17, 2004 between Royce Capital Fund, Royce & Associates, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration statement on Form N-6, File No. 333-71349, filed April 6, 2011.)


(h)19(iii) Amendment to the Participation Agreement dated December 17, 2004 between Royce Capital Fund, Royce & Associates, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------

(h)20(i) Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005 and amendment. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)20(ii) Amendment No. 2, dated October 1, 2014 to the Amended and Restated Participation Agreement among MetLife Insurance Company of Connecticut, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200323, filed November 18, 2014.)


(h)20(iii) Amendment No. 3, dated June 11, 2015 to the Amended and Restated Participation Agreement among MetLife Insurance Company of Connecticut, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 8 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-1521232, filed April 6, 2016.)


(h)21(i) Participation Agreement among Van Kampen Life Investments Trust, Van Kampen Funds Inc., Van Kampen Asset Management, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 2005 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)21(ii) Amendment dated April 30, 2010 to the Participation Agreement dated May 1, 2005 Among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


(h)22 Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA dated November 7, 2014. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(j)                   None.


(k) Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(l)                   Not Applicable


(m)                   Not Applicable


(n) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm (Filed herewith.)


(o)                   Omitted Financial Statements. Not applicable.


(p)                   Initial Capital Agreements. Not applicable.


(q) Redeemability Exemption. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 29, 2005.)



(r) Powers of Attorney authorizing for Eric T. Steigerwalt, Anant Bhalla, Myles J. Lambert,
                      Kieran Mullins, John L. Rosenthal and Lynn A. Dumais (Filed herewith.)

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
     Brighthouse Life Insurance Company
     11225 North Community House Road
     Charlotte, North Carolina 28277




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH INSURANCE COMPANY
-------------------------------------   ---------------------------------------------





Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277





Anant Bhalla                        Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Dooley                        Vice President
334 Madison Avenue
Morristown, NJ 07960

Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy J. McLinden                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Douglas Rodgers                     Vice President
11225 North Community House Road
Charlotte, NC 28277





Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





Lynn Dumais                         Vice President and Chief Accounting Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Frans teGroen                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Scott Peterson                      Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of Brighthouse Life Insurance Company USA under Delaware insurance law. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 29. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Policies.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.


RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person or the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITER

BRIGHTHOUSE SECURITIES, LLC
11225 NORTH COMMUNITY HOUSE ROAD
CHARLOTTE, NC 28277

Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment Companies:

Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C

Brighthouse Variable Life Account A
Brighthouse Variable Life Account One

New England Variable Annuity Separate Account
New England Variable Life Separate Account


(b) Brighthouse Securities, LLC is the principal underwriter for the Policies. The following persons are the officers and directors of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.




NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   ---------------------------------------




Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.




                                                                      (3)
                                                                COMPENSATION ON
                                                                    EVENTS
                                                     (2)          OCCASIONING
                                                     NET         THE DEDUCTION
                      (1)                        UNDERWRITING        OF A            (4)           (5)
               NAME OF PRINCIPAL                DISCOUNTS AND   DEFERRED SALES    BROKERAGE       OTHER
                  UNDERWRITER                    COMMISSIONS         LOAD        COMMISSIONS   COMPENSATION
---------------------------------------------- --------------- ---------------- ------------- -------------
MetLife Investors Distribution Company........ $1,054,969      $0               $0            $0


MLIDC, as the principal underwriter and distributor, did not receive any fees on the Policies. The Company paid compensation directly to broker-dealers who had selling agreements with MLIDC.


ITEM 31. LOCATION OF ACCOUNTS AND RECORDS


The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:




(a)     Registrant

(b)     Brighthouse Life Insurance Company
        11225 North Community House Road
        Charlotte, NC 28277

(c)     Brighthouse Securities, LLC
        11225 North Community House Road
        Charlotte, NC 28277

(d)     Brighthouse Financial
        285 Madison Avenue
        New York, NY 10017

(e)     Brighthouse Financial
        18205 Crane Nest Drive
        Tampa, FL 33647

(f)     Brighthouse Financial
        One Financial Center
        Boston, MA 02111

(g)     State Street Bank & Trust Company
        225 Franklin Street
        Boston, MA 02110


ITEM 32. MANAGEMENT SERVICES

Not Applicable.


ITEM 33. FEE REPRESENTATION


Brighthouse Life Insurance Company hereby represents that the fees and charges deducted under the Policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Securities Act Rule 485(b) and has duly caused this amendment to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on this 7th day of April, 2017.

Brighthouse Fund UL III for Variable Life Insurance
(Registrant)

By: Brighthouse Life Insurance Company

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: Brighthouse Life Insurance Company
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities indicated on April 7, 2017.


/s/ ERIC T. STEIGERWALT*   Chairman of the Board, President, Chief Executive
------------------------    Officer and a Director
Eric T. Steigerwalt

/s/ MYLES J. LAMBERT*      Director and Vice President
------------------------
Myles Lambert

/s/ KIERAN MULLINS*        Director and Vice President
------------------------
Kieran Mullins

/s/ JOHN L. ROSENTHAL*     Director, Vice President and Chief Investment
------------------------    Officer
John L. Rosenthal

/s/ ANANT BHALLA*          Director, Vice President and Chief Financial
------------------------    Officer
Anant Bhalla

/s/ LYNN A. DUMAIS*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

/s/ Michele H. Abate
------------------------
  Michele H. Abate
  Attorney-in- fact



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX


EXHIBIT

LETTER                DESCRIPTION
------                -----------


(n) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm


(r)                   Powers of Attorney